As filed with the Securities and Exchange Commission on October 28, 2011
1933 Act Registration No. 033-87762
1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 59	☑

HC Capital Trust
(Exact Name of Registrant as Specified in Charter)
Five Tower Bridge, 300 Barr Harbor, Suite 500
West Conshohocken, PA 19428-2970
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code:
610-828-7200
Copies of communications to:
Laura Anne Corsell, Esq.
Montgomery, McCracken, Walker &
Rhoads LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA 19109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b)

☑	On November 1, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	On (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	On (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Ticker Symbol

The Value Equity Portfolio	HCVEX
The Growth Equity Portfolio	HCEGX
The Small Capitalization Equity Portfolio	HCCEX
The Real Estate Securities Portfolio	HCREX
The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)	HCCSX
The International Equity Portfolio	HCIEX
The Emerging Markets Portfolio	HCEMX
The Short-Term Municipal Bond Portfolio	HCSBX
The Intermediate Term Municipal Bond Portfolio	HCIMX
The Intermediate Term Municipal Bond II Portfolio	HCBSX

HC Strategic Shares
November 1, 2011

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

The Value Equity Portfolio

Investment Objective
The investment objective of The Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.33%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 72% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2

The Value Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

•	Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

3

The Value Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.56)%.

Best quarter:	3rd Qtr. 2009	18.27%
Worst quarter:	4th Qtr. 2008	(22.66)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five		Ten
	Year	Years		Years

The Value Equity Portfolio
HC Strategic Shares
– Before Taxes	12.91%	0.87%		2.53%
– After Taxes on Distributions	12.60%	(0	.15)%	1.64%
– After Taxes on Distributions and Sale of Portfolio Shares	8.76%	0.59%		1.92%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%		3.26%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

4

The Value Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Investment Subadvisers
AllianceBernstein L.P. (“AllianceBernstein”), Institutional Capital, LLC (“ICAP”), and SSgA Funds Management, Inc. (“SSgA FM”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein:  Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Greg Powell has co-managed the portfolio of the Portfolio allocated to AllianceBernstein since July, 2010.

ICAP:  Jerrold K. Senser and Thomas R. Wenzel have managed the portion of the Portfolio allocated to ICAP since August 25, 1995.

SSgA FM:   Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since January, 2007 and July, 2001, respectively.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

5

The Growth Equity Portfolio

Investment Objective
The investment objective of The Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.30%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.38%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

6

The Growth Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

7

The Growth Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.38)%.

Best quarter:	4th Qtr. 2001	16.17%
Worst quarter:	4th Qtr. 2008	(23.87)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The Growth Equity Portfolio
HC Strategic Shares
– Before Taxes	12.32%	2.93%	0.29%
– After Taxes on Distributions	12.17%	2.79%	0.13%
– After Taxes on Distributions and Sale of Portfolio Shares	8.18%	2.49%	0.18%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

8

The Growth Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Jennison Associates LLC (“Jennison”), Sustainable Growth Advisers LP (“SGA”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Jennison:  Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since January, 2005.

SGA:  George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since June, 2006.

SSgA FM:  Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since January, 2007 and July, 2001, respectively.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

9

The Small Capitalization Equity Portfolio

Investment Objective
The investment objective of The Small Capitalization Equity Portfolio is to provide long-term capital appreciation.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.55%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.66%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$67
3 Years	$211
5 Years	$368
10 Years	$822

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 52% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000®Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell 2000® Index was between approximately $130 million and $2.97 billion. Companies with a market capitalization between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

10

The Small Capitalization Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

•	Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

11

The Small Capitalization Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (17.04)%.

Best quarter:	2nd Qtr. 2003	23.33%
Worst quarter:	4th Qtr. 2008	(26.29)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The Small Capitalization Equity Portfolio
HC Strategic Shares
– Before Taxes	24.46%	3.94%	5.14%
– After Taxes on Distributions	24.41%	2.88%	4.30%
– After Taxes on Distributions and Sale of Portfolio Shares	15.97%	3.09%	4.27%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

12

The Small Capitalization Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Pzena Investment Management, LLC (“Pzena”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cupps:  Andrew S. Cupps has not yet begun providing investment management services to the Portfolio.

Frontier:  Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995.

IronBridge:  Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since November, 2004.

Pzena:  Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

SSgA FM:  Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since July, 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

13

The Real Estate Securities Portfolio

Investment Objective
The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.73%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.82%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$84
3 Years	$262
5 Years	$455
10 Years	$1,014

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

14

The Real Estate Securities Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE”) Index.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and

15

The Real Estate Securities Portfolio (continued)

economic conditions or conditions that affect specific market sectors or individual companies.

•	Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

•	Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	Sector/Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

•	Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

16

The Real Estate Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.46)%.

Best quarter:	3rd Qtr. 2010	13.04%
Worst quarter:	2nd Qtr. 2010	(5.55)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	May 21,
	Year	2009

The Real Estate Securities Portfolio
HC Strategic Shares
– Before Taxes	27.68%	39.81%
– After Taxes on Distributions	25.68%	38.04%
– After Taxes on Distributions and Sale of Portfolio Shares	18.60%	33.42%
The Wilshire US Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	29.12%	50.91%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

17

The Real Estate Securities Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Wellington Management Company, LLP (“Wellington Management”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Manager:

Wellington Management:  Bradford D. Stoesser has managed the Portfolio since September, 2010.

SSgA FM:  John Tucker and Kristin Carcio have not yet begun providing portfolio management services to the Portfolio.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

18

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)

Investment Objective
The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.

Fees and Expenses
The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.57%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.72%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$74
3 Years	$230
5 Years	$401
10 Years	$894

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

19

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio) (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

•	Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

•	Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The

20

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio) (continued)

focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

•	Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

•	Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•	Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•	Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

•	Tax Risk – The Portfolio has the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

21

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio) (continued)

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Wellington Management, PIMCO and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Wellington Management:  Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June, 2010. David Chang and Gregory LeBlanc have managed a portion of the Portfolio allocated to Wellington Management since April 2011.

PIMCO:  Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

SSgA FM:  Kala Croce and Theodore Janowsky, CFA have not yet begun providing portfolio management services to the Portfolio.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

22

The International Equity Portfolio

Investment Objective
The investment objective of The International Equity Portfolio is to maximize total return.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.46%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.57%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$58
3 Years	$183
5 Years	$318
10 Years	$714

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

23

The International Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

24

The International Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.59)%.

Best quarter:	2nd Qtr. 2009	20.93%
Worst quarter:	3rd Qtr. 2002	(20.59)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The International Equity Portfolio
HC Strategic Shares
– Before Taxes	10.54%	2.92%	3.78%
– After Taxes on Distributions	10.40%	2.16%	3.18%
– After Taxes on Distributions and Sale of Portfolio Shares	7.38%	2.61%	3.20%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	3.94%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

25

The International Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Artisan Partners Limited Partnership (“Artisan”), Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan:  Mr. Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since July, 1999.

CapGuardian:  Mr. Gerald Du Manoir and Mr. David I. Fisher have co-managed the portion of the Portfolio allocated to CapGuardian since August, 2006 and May, 2005, respectively. Ms. Nancy J. Kyle and Messrs. Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since May, 2000. Mr. Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010.

Causeway:  Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since December, 2006 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010.

SSgA FM:  Kala Croce and Theodore Janowsky, CFA have co-managed that portion of the Portfolio allocated to SSgA FM since December, 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

26

The Emerging Markets Portfolio

Investment Objective
The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.79%
Other Expenses	0.21%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	1.03%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$105
3 Years	$328
5 Years	$569
10 Years	$1,259

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 62% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

27

The Emerging Markets Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

28

The Emerging Markets Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (23.82)%.

Best quarter:	3rd Qtr. 2010	18.88%
Worst quarter:	2nd Qtr. 2010	(9.09)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	December 10,
	Year	2009

The Emerging Markets Portfolio
HC Strategic Shares
– Before Taxes	18.36%	19.30%
– After Taxes on Distributions	17.91%	18.87%
– After Taxes on Distributions and Sale of Portfolio Shares	12.15%	16.26%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	19.20%	20.97%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

29

The Emerging Markets Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
The Boston Company Asset Management LLC (“TBCAM”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM:  Kirk Henry, CFA and Warren Skillman have co-managed the active investment strategy portion of the Portfolio allocated to TBCAM since March, 2010.

SSgA FM:  Brad Aham, CFA, FRM and Christopher Laine have managed the active investment strategy portion of the Portfolio allocated to SSgA FM since December, 2009 and April, 2010, respectively.

Thomas Coleman, CFA and Theodore Wong have co-managed the passive investment strategy portion to the Portfolio allocated to SSgA FM since December 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

30

The Short-Term Municipal Bond Portfolio

Investment Objective
The investment objective of The Short-Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.10%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses	0.30%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 20% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio’s principal investment strategy is to invest at least 80% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

31

The Short-Term Municipal Bond Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a municipal security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the municipal securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of municipal securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

32

The Short-Term Municipal Bond Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on March 1, 2006. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 2.46%.

Best quarter:	4th Qtr. 2008	2.56%
Worst quarter:	4th Qtr. 2010	(0.83)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	March 1,
	Year	2006

The Short-Term Municipal Bond Portfolio
HC Strategic Shares
– Before Taxes	1.41%	3.49%
– After Taxes on Distributions	1.39%	3.47%
– After Taxes on Distributions and Sale of Portfolio Shares	1.78%	3.42%
BofA Merrill Lynch 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.29%	3.77%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

33

The Short-Term Municipal Bond Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Breckinridge Capital Advisors, Inc. (“Breckinridge”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Breckinridge:  Peter Coffin, David Madigan, and Martha Field Hodgman have co-managed the Portfolio since March, 2006. Susan Mooney and Matthew Buscone have co-managed the Portfolio since February 2007 and July, 2008, respectively.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions attributable to net short-term capital gains and market discount will be taxable as ordinary income.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

34

The Intermediate Term Municipal Bond Portfolio

Investment Objective
The investment objective of The Intermediate Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.33%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 22% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

35

The Intermediate Term Municipal Bond Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

36

The Intermediate Term Municipal Bond Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Intermediate Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 7.75%.

Best quarter:	3rd Qtr. 2009	6.12%
Worst quarter:	4th Qtr. 2010	(3.36)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
– Before Taxes	3.10%	2.91%	3.84%
– After Taxes on Distributions	3.09%	2.77%	3.75%
– After Taxes on Distributions and Sale of Portfolio Shares	3.30%	2.95%	3.83%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.14%	4.67%	4.93%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

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The Intermediate Term Municipal Bond Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Standish Mellon Asset Management Company LLC (“Standish”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Standish:  Christine Todd and James Welch have co-managed the Portfolio since December, 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions attributable to net short-term capital gains and market discount will be taxable as ordinary income.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

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The Intermediate Term Municipal Bond II Portfolio

Investment Objective
The investment objective of The Intermediate Term Municipal Bond II Portfolio is to provide as high a level of current income exempt from Federal income tax, consistent with the preservation of capital.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.14%
Acquired Fund Fees and Expense	0.04%
Total Annual Portfolio Operating Expenses	0.36%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$37
3 Years	$116
5 Years	$202
10 Years	$456

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period July 13, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 3% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

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The Intermediate Term Municipal Bond II Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – Municipal Securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

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The Intermediate Term Municipal Bond II Portfolio (continued)

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Breckinridge is the Specialist Manager for the Portfolio.

Portfolio Managers:

Breckinridge:  Peter Coffin, David Madigan, Martha Field Hodgman, Susan Mooney and Matthew Buscone have co-managed the Portfolio since March, 2010.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes.

Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions attributable to net short-term capital gains and market discount will be taxable as ordinary income.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

41

Summary of Other Important Information Regarding Portfolio Shares

Purchasing and Selling Your Shares

You may purchase HC Strategic Shares of the Portfolio only if you are an investor for whom Hirtle Callaghan & Co., LLC provides Chief Investment Officer services. HC Strategic Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Payment to Broker-Dealers and Other Financial Institutions

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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More Information about Fund Investments and Risks

The Value Equity Portfolio

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts, exchange-traded funds and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. ICAP and AllianceBernstein are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index. SSgA FM is currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The ICAP Investment Selection Process	ICAP adheres to a value-oriented, fundamental investment style. Its investment process involves three key components: research, valuation, and identification of a “catalyst.” First, ICAP uses its proprietary valuation models to identify, from a universe of approximately 450 well-established large and mid capitalization companies, those stocks that ICAP believes offer the best values relative to this universe. From this group of stocks, ICAP eliminates those that exhibit the least favorable earnings revision trends. Next, ICAP looks for a catalyst for positive change. The catalyst can be thematic (e.g., consolidation of the banking industry), a factor that would benefit a number of companies (e.g., new technologies or product markets), or an event that is company specific (e.g., a corporate restructuring or the introduction of a new product). An integral part of ICAP’s disciplined process is communication with the top management at each of these companies and, often, the customers, competitors and suppliers of these companies. ICAP continuously monitors each security and, generally, will consider selling a security if ICAP believes that either the price target established by ICAP for the security involved has been achieved, the catalyst is no longer a factor for positive change or another stock offers greater opportunity for appreciation.

The AllianceBernstein Investment Selection Process:	AllianceBernstein uses its deep fundamental research capabilities to distinguish companies that are undergoing temporary stress from those that deserve their depressed valuations, and the firm looks to exploit mispricings created by investor overreaction. The stock selection process for the Portfolio is research-driven and bottom-up, relying on a unique integration of fundamental and quantitative research. AllianceBernstein begins with a universe of approximately 650 large cap U.S. companies, including all those in the S&P 500 Index and the larger companies in the Russell 1000® Value Index. Research is focused on the best opportunities identified by the firm’s dividend discount model and its proprietary quantitative expected-return model. The firm’s team of fundamental analysts then develops explicit five-year forecasts of normalized earnings power, free cash flow, and balance-sheet strength for the stocks with the most attractive return prospects. The U.S. Value Investment Policy Group (IPG), consisting of Chief Investment Officers and Directors of Research, reviews the analysts’ forecasts to ensure that they are consistent and robust. The IPG ultimately selects stocks for the construction of a model portfolio, which individual portfolio managers implement to meet fund-specific parameters and client guidelines and constraints.

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More Information about Fund Investments and Risks (continued)

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Value® Index if deemed appropriate by the Adviser. In addition, SSgA FM may also apply the “indexing” approach to one or more subsets of the Russell 1000® Value Index if deemed appropriate by the Adviser. The Russell 1000® Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Russell 1000® Value Index in the same proportions as they are represented in the Russell 1000® Value Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Index, or to hold them in the same weightings as they represent in the Russell 1000® Value Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

The Growth Equity Portfolio

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings.

Up to 15% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts, exchange-traded funds, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using a “passive” or “index” investment approach in that is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index. SSgA FM is currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Jennison Investment Selection Process	Jennison selects stocks on a company-by-company basis, driven by fundamental research. The bottom-up approach seeks to find companies that possess some or all of the following characteristics: above-average growth in units, revenues, cash flows, and earnings; a defendable competitive position; an enduring business franchise offering a differentiated product and/or service; as well as companies with a proven management team. It is also important for companies to have a robust balance sheet with a high or improving return on equity, return on assets or return on invested capital. Jennison will consider selling or reducing the weight of a position in the Portfolio if there is a change in a stock’s fundamentals that Jennison views as unfavorable; the stock reaches its full valuation; or a more attractive Portfolio candidate emerges.

The SGA Investment Selection Process	SGA seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgment, have the potential for long-term earnings growth within the context of low business risk. SGA employs an intensive internal research and a bottom-up stock selection approach.

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More Information about Fund Investments and Risks (continued)

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a strict “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Growth Index if deemed appropriate by the Adviser. In addition, SSgA FM may also apply the “indexing” approach to one or more subsets of the Russell 1000® Growth Index if deemed appropriate by the Adviser. The Russell 1000® Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Index in the same proportions as they are represented in the Russell 1000® Growth Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Russell 1000® Growth Index, or to hold them in the same weightings as they represent in the Russell 1000® Growth Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Small Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are less than $2.2 billion and/or are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps, Frontier, IronBridge and Pzena are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using a “passive” or “index” investment approach in that it is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA FM is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cupps Investment Selection Process	Cupps believes earnings growth is the primary variable driving intermediate and long term stock performance and Cupps therefore focuses on companies it believes are poised to experience high or improving rates of earnings growth. Cupps uses a proprietary investment framework to evaluate the attractiveness of stocks. Cupps’ investment approach begins with fundamental analysis to determine valuation and then considers four additional perspectives that include both fundamental and technical disciplines to generate an overall opinion of a stock’s attractiveness. Sell decisions, like buy decisions, take into account these same perspectives. If a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses significant competitive advantage, or if the stock demonstrates poor technical behavior, positions will most likely be reduced or eliminated entirely.

The Frontier Investment Selection Process	Frontier seeks to identify companies with unrecognized earning potential. Factors that may be relevant in the process include earnings per share, growth and price appreciation. Frontier’s investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings. Generally, Frontier will consider selling a security if Frontier believes that earnings or growth potential initially identified by Frontier has been realized; the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

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More Information about Fund Investments and Risks (continued)

The IronBridge Investment Selection Process	IronBridge uses a proprietary economic return framework to identify companies that are winning the global competition for capital that are attractively priced. This involves a three step process. The first step answers the question “What looks interesting?”. To answer this question, IronBridge applies a proprietary classification methodology to a broad universe of small-cap stocks to determine where each company is in its life cycle and then applies a proprietary ranking system to each life cycle class to generate a list of potential buy candidates. Next, IronBridge analysts evaluate company specific “wealth creation” dynamics to determine whether each company that was ranked highly was due to skill or luck. This analysis incorporates an assessment of capital investment to determine whether it is creating or destroying shareholder value. Companies that appear to have skill are further analyzed to verify the quality of accounting and valuation model inputs, the quality of management and its board and an analysis of the company’s strategic position to determine whether the current wealth creation dynamics are sustainable and to evaluation the potential upside vs. downside potential of purchasing the shares. Companies that are run by highly skilled management teams where capital allocation is likely to result in sustained wealth creation where the payoff structure represents 2:1 are identified as “Buys”.

The Pzena Investment Selection Process	Pzena’s investment philosophy is classic value. Pzena seeks to buy good businesses at low prices. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power and applies intensive fundamental research to these companies in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena includes companies in a portfolio only when all five of the following criteria are met: (1) the current valuation is low compared to the company’s normalized earnings power; (2) current earnings are below historic norms; (3) Pzena judges that the problems are temporary, (4) management has a viable strategy to generate earnings recovery, and (5) there is meaningful downside protection in case the earnings recovery does not materialize.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000® small capitalization universe (i.e. small capitalization value and small capitalization growth segments) if deemed appropriate by the Adviser. The allocation of assets to these various segments of the Russell 2000® universe will be determined by the Adviser. The Russell 2000® Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell 2000® Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Russell 2000® Index in the same proportions as they are represented in the Russell 2000® Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Russell 2000® Index, or to hold them in the same weightings as they represent in the Russell 2000® Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Russell 2000® Index.

The Real Estate Securities Portfolio

The Real Estate Securities Portfolio invests primarily in equity and debt securities of real estate companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities, high yield debt, and private placements. The Portfolio may invest both in companies which are located in emerging markets countries.

Consistent with its investment style, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts or exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

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Specialist Managers.  Wellington Management and SSgA FM currently provide portfolio management services to this Portfolio. Further information about the Specialist Managers and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” section included later in this Prospectus.

The Wellington Management Investment Selection Process	Wellington Management attempts to provide attractive long-term total return by investing in companies with activities primarily in, or related to, commercial real estate development, operation, and ownership. The investment approach seeks to add value through independent, bottom-up, fundamental research, security selection and top-down sector weightings.

Individual company research begins by reviewing the quality, depth, and strategy of management. Wellington Management evaluates management’s ability to increase shareholder value and control risk and also seeks to identify companies with the following characteristics:

• A disciplined investment strategy, coupled with a solid development and operating track record, and a clear understanding of their own cost of capital.

• The ability to deliver high levels of same-unit rent growth and occupancy gains on a relative basis.

• Strong and flexible balance sheets in terms of the ability to fund future acquisition growth and increase dividends.

•  Attractive relative valuations between the public and private markets in terms of (1) replacement cost and (2) earnings yield in the public market versus capitalization rates on private market transactions

Sector weights and geographic diversification are influenced by a top-down analysis of the real estate market. Top-down analysis is based on three broad components:

Macroeconomic trends. Relevant trends affecting the supply and demand for real estate, demographic trends, employment growth, and building permit changes are monitored. Wellington Management also incorporates its long-term interest rate forecasts that affect both the cost of capital for real estate companies and the relative attractiveness of high yield stocks.

Private real estate market trends. The real estate market is predominantly privately owned and therefore this sector exhibits many commodity-like characteristics. Accordingly, a thorough understanding of private market investment spreads, mortgage spreads, and capital flows is necessary to assess public market company net asset values.

Sector specific trends. Wellington Management identifies important trends in retail, non-bank financials, health care, and other sectors within the market.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT as deemed appropriate by the Adviser. The Dow Jones US Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded REITs and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. Further information about the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT in the same proportions as they are represented in the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. In some cases, it may not be possible or

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practicable to purchase all of the securities comprising the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT, or to hold them in the same weightings as they represent in the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)

Commodities are assets that have tangible properties, such as oil, gas, energy, precious metals, industrial metals and agricultural products. Commodity-related industries include, but are not limited to: (a) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or other natural resources; and (b) companies that use commodities extensively in their products or provide services to commodity-related industries.

The Portfolio intends to invest in commodity-linked derivative instruments, in particular structured notes and futures contracts. The Portfolio will typically seek to gain exposure to the commodities markets by making direct investments in commodity-linked notes and by investing a portion of its assets in the Subsidiaries. The Portfolio may also seek to replicate the performance of a commodity index or structured note by investing in futures contracts. Commodity-linked structured notes and other commodity-linked derivative instruments (other than futures contracts) are hybrid instruments excluded from regulation under the Commodity Exchange Act (the “Act”). From time to time, the Portfolio may invest in instruments that are regulated under the Act. A hybrid instrument is a derivative instrument. Its value is derived from, or linked to, the value of another instrument or asset. Hybrid instruments have a higher risk of volatility and loss of principal. The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments.

The Portfolio will invest globally and may invest without limit in securities of non-U.S. issuers. The Portfolio may invest in securities of foreign issuers in foreign markets and in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and other depository receipts.

Under normal market conditions, the Portfolio will invest in the securities of companies domiciled primarily in developed countries, but the equity portion of the Portfolio may invest up to 50% of its net assets in securities of companies domiciled in emerging markets countries.

The Portfolio may invest up to 20% of its assets in preferred securities of companies in commodity-related industries. The Portfolio will not invest more than 20% of its net assets in preferred stock rated below investment grade or unrated securities of comparable quality. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The Portfolio may also invest up to 15% of its net assets in illiquid securities.

Specialist Managers.  Wellington Management, PIMCO and SSgA FM currently provide portfolio management services to this Portfolio. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Wellington Management Investment Selection Process	Wellington Management currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in securities issued by companies in commodity-related industries (the “Commodity Related Securities portion”), Wellington Management invests primarily in equity and equity-related securities of companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. These investments fall within three major sectors: 1) energy, 2) metals and mining and 3) other natural resource-based industries such as agriculture and paper & forest products.

Portfolio weights across these natural resources sectors are driven by bottom up stock selection. Wellington Management uses fundamental research to identify companies with attractive growth

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prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections, and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Natural resources companies often operate in countries that are different from the country in which their securities trade. The country allocation is primarily a result of the sector and security selection; however, an important element of this analysis is the economic and political dynamics of each of these countries.

The other strategy (the “Commodity Strategy”) employed by Wellington Management will be implemented primarily through the Subsidiary. In the Commodity Strategy, Wellington Management invests in commodity-linked derivative instruments, such as swaps, futures and options, based on the research of its Global Industry Analysts, Commodities, and Natural Resources Investment Teams. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity’s historical price range. The investment universe is not constrained to the commodities held within the Commodity Related Securities strategy.

Commodity prices are driven by both demand and supply dynamics. To assess demand, Wellington Management monitors the behavior of consumers of commodities, which is influenced by both short and long-term factors. In the short-term, the state of the economic cycle, currency fluctuations, and prices of substitutes (e.g., natural gas versus heating oil, or copper versus aluminum) are important. In the long-term, secular changes such as technological progress, developing economies, and environmental regulations influence consumer behavior.

On the supply side, market structure and marginal supplier behavior influence short-term commodity prices. In the long-term, supply is driven by a producer’s outlook for a commodity. The outlook incorporates future price and cost projections, including capital expenditures required to replace machinery, add capacity, and explore for new reserves.

Through its analysis of supply and demand fundamentals, Wellington Management seeks to identify attractive investment opportunities in individual commodities.

The Commodity Strategy maintains diversified exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals and Agriculture & Livestock). Wellington Management manages exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals, and Agriculture & Livestock) based on its top-down view of the attractiveness of each sector, which is influenced by the outlook for global economic growth, global inflation pressure, and major currency relationships, as well as its bottom-up view on the attractiveness of each sector and the roll yield prevailing in the sector.

The PIMCO Investment Selection Process	PIMCO’s investment process is a three-part approach, implemented simultaneously. The first part of this approach relates to managing the core commodities index exposure; the second part involves evaluating and implementing structural strategies within the commodities markets where the primary focus is not to implement actual overweights or underweights of individual commodities versus their respective weights in the index. The third part relates to active management of the short-term collateral portfolio.

Initially, the designated commodity index exposure will be achieved by utilizing total return index swaps or commodity futures (most likely the former). This will be executed using more than one counterparty, and the implementation will be managed in a way that minimizes any potential impact on the futures markets as the positions are established. Next, structural positions will be executed based on PIMCO’s perspective of the commodity market during a given point in time that contributes to incremental value to the portfolio. These structural positions result from PIMCO’s own research and also from the flow of ideas that naturally come as the result of PIMCO’s premier position in commodity markets. The third part of PIMCO’s implementation is management of the

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collateral supporting the commodity index exposure. The collateral portfolio supporting the commodity exposure will be either managed or guided by PIMCO’s Short-Term desk in an enhanced cash approach consistent with the firm’s overall investment process. Strategy implementation for short-term portfolios relies on various structural yield premiums, including seeking to:

• Exploit the term premium at the short end of the yield curve through duration management;

• Extract a yield premium for managing varying levels of transaction liquidity;

• Obtain a credit premium by investing a portion of the portfolio in securities rated below AAA to capture both yield and diversification benefits; and

•  Capture a volatility premium; Investors typically overpay for price stability as demonstrated by the fact that implied short-term market volatility is generally higher than actual realized volatility. Therefore by effectively selling price volatility (i.e., purchasing mortgage-backed securities), PIMCO is able to exploit this market inefficiency and capture the yield premium.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Natural Resources Index as deemed appropriate by the Adviser. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements. Further information about the MSCI ACWI Natural Resources Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the MSCI ACWI Natural Resources Index in the same proportions as they are represented in the MSCI ACWI Natural Resources Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the MSCI ACWI Natural Resources Index, or to hold them in the same weightings as they represent in the MSCI ACWI Natural Resources Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the MSCI ACWI Natural Resources Index.

The International Equity Portfolio

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving “derivative instruments” – forward foreign currency exchange contracts, option or futures contracts or similar instruments – in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. The Portfolio may also invest in high-quality short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CapGuardian, Artisan and Causeway are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA FM is currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in

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which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The CapGuardian Investment Selection Process	CapGuardian’s selection process is a “bottom-up” approach based on fundamental research and emphasizes individual stock selections, with a focus on industries and market sectors represented in the MSCI EAFE Index rather than country or regional allocation factors. Decisions with respect to both the purchase and sale of individual stocks are made in a manner that is consistent with this “core” investment focus and based on the analysis by one or more of CapGuardian’s individual portfolio managers of fundamental investment factors such as earnings, sales, product lines and other factors. CapGuardian may consider selling a security if the individual portfolio manager believes either anticipated earnings or growth potential of a particular issuer has been realized or the factors that underlie the original investment decision are no longer valid or the individual portfolio manager identifies a more attractive situation.

The Artisan Investment Selection Process	In selecting investments for the Portfolio, Artisan uses a fundamental stock selection process focused on identifying long-term growth opportunities. Artisan’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally.

•  Themes.  Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for our investment themes. Artisan incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

•  Sustainable Growth.  Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high quality companies that are well-managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

•  Valuation.  Artisan assesses the relationship between Artisan’s estimate of a company’s sustainable growth prospects and its stock price. Artisan utilizes multiple valuation metrics to establish price targets. The Portfolio may sell a stock when Artisan thinks the stock is approaching full valuation, changing circumstances affect the original reasons for its purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

The Causeway Investment Selection Process	Causeway’s investment approach is to identify stocks that appear to be undervalued through the use of a bottom-up stock selection process and with a view to controlling the volatility of returns. Investment decision-making is team-based and driven by fundamental research and quantitative risk analysis, with a focus on characteristics such as price-to-earnings ratios, dividend yields and share repurchases, price-to-book value and price-to-cash flow ratios and financial strength.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index as deemed appropriate by the Adviser. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the MSCI EAFE Index in the same proportions as they are represented in the MSCI EAFE Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the MSCI EAFE Index, or to hold them in the same weightings as they represent in the MSCI EAFE Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

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The Emerging Markets Portfolio

The Portfolio will diversify investments across several countries (typically at least 10) in order to reduce the volatility associated with specific markets. The number of countries in which the Portfolio invests will vary and may increase over time as the stock markets in other countries evolve. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries.

The Portfolio may invest in common and preferred equity securities, publicly traded in the United States or in foreign countries in developed or emerging markets, including initial public offerings. As collateral for derivative securities, the Portfolio may also invest in fixed income securities rated investment grade or better issued by U.S. companies. The Portfolio’s equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Portfolio may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

The Portfolio invests primarily in the MSCI EM Index countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. TBCAM and SSgA FM are currently responsible for implementing the active component of the Portfolio’s investment strategy. SSgA FM also manages a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The SSgA FM Investment Selection Process	With respect to that portion of the Portfolio allocated to SSgA FM that is managed in accordance with an “active management” approach, the management team in selecting investments for the Portfolio, identifies attractive countries and stocks to invest in. Through the use of quantitative models, the investment team incorporates valuation, growth and sentiment measures to rank countries and securities on relative attractiveness. The team seeks to build a diversified portfolio designed to outperform the Portfolio’s benchmark over time.

With respect to that portion of the Portfolio allocated to SSgA FM that is managed in accordance with the “passive” or “index” investment management approach, SSgA FM adheres to a “passive” or “indexing” investment approach that is designed to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index as deemed appropriate by the Adviser. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” Due to cost and liquidity constraints in the emerging markets, it is not possible or practicable to purchase all of the securities comprising the MSCI EM Index, or to hold them in the same weightings as they represent in the MSCI EM Index. Accordingly, SSgA employs a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the MSCI EM Index. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.”

The TBCAM Investment Selection Process	TBCAM seeks to purchase undervalued securities that have strong fundamentals and a compelling catalyst for business improvement, a process that has yielded a portfolio that has outperformed the MSCI EM Index over full market cycles. Additionally, TBCAM’s consistent sell discipline trims and then eliminates outperforming securities that become expensive relative to the market, which has proven to add value in what has historically been a more volatile asset class than the developed markets.

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The Short-Term Municipal Bond Portfolio

Tax-Exempt Securities may be purchased at significant discounts or premiums to par (face value). Any gains at sale or maturity of Tax-Exempt Securities may be subject to either capital gains or ordinary income taxes. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In order to maintain liquidity, the Portfolio is authorized to invest up to 20% of its total assets in taxable instruments.

Specialist Manager.  Breckinridge currently serves as Specialist Manager for The Short-Term Municipal Bond Portfolio. Further information about Breckinridge and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” section included later in this Prospectus.

The Breckinridge Investment Selection Process	In selecting securities for investment by the Portfolio, Breckinridge generally uses a bottom-up approach that seeks to invest in undervalued securities having credit quality and structural characteristics consistent with the investment objectives of providing current income and capital preservation. Investment opportunities are first identified based on fundamental analysis of the municipal issuer’s credit quality followed by a quantitative analysis of a security’s structure (call features, coupon, sinking fund, etc.) and an assessment of its risk-adjusted return relative to other tax-exempt offerings and returns available in the taxable fixed-income markets. In the event any security held by the Portfolio is downgraded below the Portfolio’s authorized rating categories, Breckinridge will review the security and determine whether to retain or dispose of that security.

The Intermediate Term Municipal Bond Portfolio

Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. In order to maintain liquidity or in the event that the Portfolio’s Specialist Manager believes that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. There is no limit on purchases of Municipal Securities, the interest on which is a preference item for purposes of the Federal alternative minimum tax (“AMT”).

Specialist Manager.  Standish currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Standish Investment Selection Process	The Standish investment process focuses on sector analysis and security selection rather than interest rate forecasting. Based on proprietary research, Standish seeks to identify lower volatility investments that offer excess incremental yield. Standish will consider eliminating positions when sell targets are reached, when fundamental conditions change significantly, or when a bond’s price falls below a certain level relative to its peer group.

The Intermediate Term Municipal Bond II Portfolio

The Portfolio’s principal investment strategy is to invest at least 80% of its assets in Tax-Exempt Securities so that it will qualify to pay “exempt-interest dividends.” In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. Tax-Exempt Securities may be purchased at significant discounts or premiums to par (face value). Any gains at sale or maturity of Tax-Exempt Securities may be subject to either capital gains or ordinary income taxes. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In order to maintain liquidity, the Portfolio is authorized to invest up to 20% of its total assets in taxable instruments.

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Specialist Manager.  Breckinridge currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Breckinridge Investment Selection Process	In selecting securities for investment by the Portfolio, Breckinridge generally uses a bottom-up approach that seeks to invest in undervalued securities having credit quality and structural characteristics consistent with the investment objectives of providing current income and capital preservation. Investment opportunities are first identified based on fundamental analysis of the municipal issuer’s credit quality followed by a quantitative analysis of a security’s structure (call features, coupon, sinking fund, etc.) and an assessment of its risk-adjusted return relative to other tax-exempt offerings and returns available in the taxable fixed-income markets. In the event any security held by the Portfolio is downgraded below the Portfolio’s authorized rating categories, Breckinridge will review the security and determine whether to retain or dispose of that security.

Investment Risks and Strategies

The following is a summary of the types of investments that the Trust’s Portfolios may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of each Portfolio’s securities, appears in the Statement of Additional Information.

About Benchmarks and Index Investing.  The benchmarks for The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization Equity Portfolio are the Russell 1000® Value Index, the Russell 1000® Growth Index and the Russell 2000® Index (or substyle indices), respectively. These indexes are among those indexes produced by Russell Investments (“Russell”) and, like many of the indexes in this group, are based on the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies (in terms of market capitalization) and represents approximately 98% of the investable U.S. equity market. The Russell indexes are unmanaged and market cap-weighted. During the second quarter of each year, Russell’s U.S. indexes are adjusted to reflect current stock market capitalizations as of May 31 of that year. This annual “reconstitution” re-ranks each company, establishing the year’s new index membership. The newly adjusted index membership takes effect at the market close on the fourth Friday in June, and remains in place until the following year’s reconstitution process. The Russell indexes referenced above include common stocks issued by companies domiciled in the United States or its territories as well as non-U.S. domiciled companies.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Value Index is designed to measure the performance of those companies included in the Russell 2000® Index that have relatively lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Growth Index is designed to measure the performance of those companies included in the Russell 2000® Index that have relatively higher price-to-book ratios and higher forecasted growth values.

The benchmark for The International Equity Portfolio is the MSCI EAFE Index and the benchmark for The Emerging Markets Portfolios is the MSCI EM Index. The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2011, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2011, the MSCI EM Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The benchmarks for The Real Estate Securities Portfolio are the Dow Jones US Select REIT Index and the FTSE EPRA/NAREIT Index. The Dow Jones US Select REIT Index (“REIT Index”) is designed to provide a measure of real estate securities that serve as

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proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded real estate investment trusts (“REITs”) and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate.

The benchmark for The Commodity Returns Strategy Portfolio the MSCI ACWI Natural Resources Index. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements.

The indexes noted above are used by the Board of Trustees and by the Adviser as one standard against which to measure the performance of the Specialist Managers to whom assets of the various Equity Portfolios have been allocated. In addition, a portion of the assets of The Value Equity, The Growth Equity, The Small Capitalization Equity, The International Equity, and The Emerging Markets Portfolios (the “Index Accounts”) are allocated to a Specialist Manager who is committed to investing assets allocated to it in a manner that attempts to replicate the performance of the appropriate benchmark index. At times, subsets of these indices may also be used as a basis for selecting securities for the Index Accounts. This passive investment style differs from the active management investment techniques used by the Trust’s other Specialist Managers. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index.

Securities will be acquired in proportion to their weighting in the relevant index. Under certain circumstances, it may not be possible for an Index Account to acquire all securities included in the relevant index. This might occur, for example, in the event that an included security is issued by one of the Trust’s Specialist Managers or if there is insufficient trading activity in an included security for any reason. To the extent that all securities included in the appropriate index cannot be purchased, the Specialist Manager will purchase a representative sample of other included securities in proportion to their weightings. It is anticipated that these investment methods will result in a close correlation between the performance of the Index Accounts and the performance of the relevant index in both rising and falling markets, and every effort will be made to achieve a correlation of at least 0.95, before deduction of the expenses associated with the management of the respective Index Accounts and the Portfolio of which they are a part. A correlation of 1.00 would represent a perfect correlation between the performance of an Index Account and the relevant index. Investors should be aware, however, that while use of an index investment approach may limit an investor’s losses (before expenses) to those experienced in the overall securities markets as represented by the relevant index, it is also the case that an investor gives up the potential to achieve return in rising markets in excess of the return achieved by the benchmark index.

About Equity Securities.  The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and a Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common, depositary receipts and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

IPO Holding Risk.  IPO holding is the practice of participating in an initial public offering (IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may be limited or no IPOs in which a Portfolio can participate. Even when the Portfolio requests to participate in an IPO, there is no guarantee that a Portfolio will receive an allotment of shares in an IPO sufficient to satisfy a Portfolio’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk.  IPO trading is the practice of participating in an initial public offering (IPO) and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the Portfolio’s portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this practice may result in losses if a Portfolio purchases a security in an IPO and there is insufficient demand for the security in the

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after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

Small Company Risk.  Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities.  Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign fixed income securities are subject to the same risks as other fixed income securities (as described below). Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce a Portfolio’s income.

Foreign Currency Risk.  The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Foreign Government Securities.  Foreign governments, as well as supranational or quasi-governmental entities, such as the World Bank, may issue fixed income securities. Investments in these securities involve both the risks associated with any fixed income investment and the risks associated with an investment in foreign securities. In addition, a governmental entity’s ability or willingness to repay principal and interest due in a timely manner may be affected not only by economic factors but also by political circumstances either internationally or in the relevant region. These risks extend to debt obligations, such as “Brady Bonds,” that were created as part of the restructuring of commercial bank loans to entities (including foreign governments) in emerging market countries. Brady Bonds may be collateralized or not and may be issued in various currencies, although most are U.S. dollar denominated.

Emerging Market Securities.  Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities.  Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities, inflation-indexed bonds, structured notes, including hybrid or “indexed” securities and event-linked bonds and delayed funding loans, as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument

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and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk.  Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

Call/Prepayment Risk and Extension Risk.  Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, a Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. In the case of mortgage-backed or asset-backed issues – securities backed by pools of loans – payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk.  Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Income Portfolios if the relevant Specialist Manager determines that their quality is comparable to rated issues.

Risk Factors Relating to High Yield or “Junk” Bonds.  Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. The Portfolios will not generally purchase “distressed” securities.

When-issued Securities.  Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities.  Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to significant

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fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls.  Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Inverse Floating Rate Municipal Obligations.  Inverse floating rate municipal obligations are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate

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municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Securities Purchased At Discount.  Securities purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, a Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

About Municipal Securities

These securities are fixed income securities issued by local, state and regional governments or other governmental authorities – and they may be issued for a wide range of purposes, including construction of public facilities or short-term funding, and for varying maturities. Interest on Municipal Securities will be exempt from regular Federal income taxes, but may be a tax preference item for purposes of computing alternative minimum tax (“AMT”). The tax treatment that will be accorded to interest payable by issuers of Municipal Securities will depend on the specific terms of the security involved.

Private Activity and Industrial Revenue Bonds.  Municipal Securities may be “general obligations” of their issuers, the repayment of which is secured by the issuer’s pledge of full faith, credit and taxing power. Municipal Securities may be payable from revenues derived from a particular facility that will be operated by a non-government user. The payment of principal and interest on these bonds is generally dependent solely on the ability of the private user or operator to meet its financial obligations and the pledge, if any, of real or personal property securing that obligation.

Credit Enhancements.  Some Municipal Securities feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Security should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

Credit Supports.  The creditworthiness of particular Municipal Securities will generally depend on the creditworthiness of the entity responsible for payment of interest on such particular Municipal Security. Municipal Securities also include instruments issued by financial institutions that represent interests in Municipal Securities held by that institution – sometimes referred to as participation interests – and securities issued by a municipal issuer that are guaranteed or otherwise supported by a specified financial institution. Because investors will generally look to the creditworthiness of the supporting financial institution, changes in the financial condition of that institution, or ratings assigned by rating organizations of its securities, may affect the value of the instrument.

AMT Risk.  The interest on some municipal securities is a preference item for purposes of the Federal AMT. If the Portfolio’s holdings of such securities are substantial and you are subject to this tax, a substantial portion of any income you receive as a result of your investment in the Portfolio will be subject to this tax.

About Real Estate Investments

Real Estate Investment Trusts (“REITs”).  REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers and derive income primarily from the collection of rents and/or interest income. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment

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companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Portfolio and certain other of the Portfolios that may invest in REITs will indirectly bear their respective proportionate share of expenses incurred by REITs in which each invests in addition to the expenses incurred directly by that Portfolio.

REITs can generally be classified as Equity REITs, Mortgage REITs, Hybrid REITs and REOC’s. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.

The Real Estate Securities Portfolio will not invest in real estate directly, but only in securities issued by real estate or real estate related companies. However, because of its policy of concentration in the securities of companies in the real estate industry, The Real Estate Securities Portfolio is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	extended vacancies of properties

•	increased competition

•	increases in property taxes and operating expenses

•	changes in zoning laws

•	losses due to costs resulting from the clean-up of environmental problems

•	liability to third parties for damages resulting from environmental problems

•	casualty or condemnation losses

•	limitations on rents

•	changes in neighborhood values and the appeal of properties to tenants

•	changes in interest rates

Thus, the value of The Real Estate Securities Portfolio’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Furthermore, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self- liquidation. Additionally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

About Temporary Investment Practices.  It is the intention of the Trust that each of the Portfolios be fully invested in accordance with their respective investment objective and policies at all times. Except with respect to the Index Accounts, a Specialist Manager may seek to maintain liquidity pending investment by investing assets allocated to it in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are

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referred to in this Prospectus as U.S. government securities. The Portfolios may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization and/or money market funds. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the Specialist Manager receiving the assets may invest those Portfolio assets in short-term money market instruments during a startup or transition period while determining appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of a Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the affected Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.

About Hedging Strategies.  Except with respect to the Index Accounts, a Specialist Manager may, but is not obligated to, use certain strategies (“Hedging Strategies”) on behalf of a Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, each Specialist Manager, including a Specialist Manager responsible for an Index Account, may use Hedging Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Equity Portfolios (except the Index Accounts) and the Income Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, The International Equity, Emerging Markets and Commodity Returns Strategy Portfolios may, but are not obligated to, use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by these Portfolios are denominated.

The Short-Term Municipal Bond Portfolio may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indexes or commodity indexes. Swaps may be used to manage the maturity and duration of a fixed income portfolio or to gain exposure to a market without directly investing in securities traded in that market.

Use of the instruments noted above (collectively, “Hedging Instruments”) must be consistent with a Portfolio’s investment objective and policies (and, in the case of the Index Accounts, the indexing strategy described earlier in this Prospectus). The Portfolios may not use Hedging Instruments for speculative purposes. No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that a Specialist Manager will use any Hedging Strategies, a particular Hedging Strategy or a particular Hedging Instrument. However, there are certain overall considerations to be aware of in connection with the use of Hedging Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Hedging Strategy does not occur, it may be that the Portfolio employing such Hedging Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable hedging transactions may not be available in all circumstances. To the extent these strategies are used, they can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates are changing in unexpected ways. A Portfolio may suffer losses disproportionate to the amount of its investments in these securities. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since

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the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.

About Other Permitted Instruments

Temporary Investment Strategies.  Each of the Portfolios may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio’s total assets. To avoid potential leveraging effects of a Portfolio’s borrowings, however, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are 5% or more of a Portfolio’s total assets. Each of the Portfolios may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. No Portfolio will enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio’s total assets.

Liquidity Risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk.  Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies

The Specialist Managers may also acquire, on behalf of a Portfolio, other securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. The Portfolios may invest in these instruments to achieve market exposure pending direct investment in securities in accordance with the investment policies of the relevant Portfolio, to hedge against the relative value of the securities in which an acquiring Portfolio primarily invests, or to facilitate the management of cash flows in or out of that Portfolio. Other investment company securities that may be acquired by a Portfolio include those of investment companies which invest in short-term money market instruments.

Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Portfolios may invest in ETFs. Such ETFs are unaffiliated with the Portfolio.

Many ETFs seek to replicate the performance of a securities market index or a group of securities markets (“Index-based ETFs”) in a particular geographic area. Thus, investment in Index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

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Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In particular, the Portfolio may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

Disclosure of Portfolio Holdings

A complete list of each Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolios’ policies and procedures with respect to disclosure of the Portfolios’ securities is provided in the Trust’s Statement of Additional Information (“SAI”).

Fund Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.

Advisory Services

HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreement (“HC Capital Agreement”) with the Trust. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser is not responsible for day-to-day investment decisions for the Trust or its Portfolios. The Adviser is, however, responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those Portfolios served by more than one Specialist Manager. Each of the Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Adviser may, from time to time, reallocate the assets of a multi-manager Portfolio among the Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio. Under the HC Capital Agreement, the Adviser does have direct authority to invest and reinvest the Trust’s assets but does not currently do so. The Adviser is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.

As part of its oversight responsibilities, the Adviser seeks to manage overall active portfolio risk. In connection with this effort, the Adviser may, from time to time, determine that, as a result of investment decisions in actively managed portions of a Portfolio, the overall Portfolio is underweight with respect to a specific market sector represented in the designated benchmark index. If, in the Adviser’s judgment, it is appropriate to do so from a risk management perspective, the Adviser may direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that replicates a subset of the market sector that, in the Adviser’s judgment, is underweighted in the Portfolio as a whole. By way of example, application of the investment process of an active manager may result in a decision to limit investments in financial services. Taking into account the Portfolio’s overall structure, however, the Adviser may determine that a Portfolio is disproportionately underweight in financial services from a risk management perspective. Under such circumstances, the Adviser may (but is not required to) direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that tracks the performance of the financial services sector or subset of the designated index. The companies represented in the subset (“Subset Components”) will be determined by the Specialist Manager responsible for the “indexed” portion of the Portfolio and it is expected that investments in each of the Subset Components will be made weighted in accordance with the overall benchmark index.

The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission (“SEC”) that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The

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Trust’s shareholders have also approved this arrangement, however, the exemptive relief required from the SEC has not yet been obtained.

Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the HC Capital Agreement, the Adviser is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of August 31, 2011, approximately $18.6 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle.

Specialist Managers.  Day-to-day investment decisions for each of the Portfolios are the responsibility of one or more Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the respective Portfolios, and subject to the general supervision of the Trust’s Board of Trustees, each of the Specialist Managers is responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for the Portfolios they serve.

In the case of those Portfolios that are served by more than one Specialist Manager, the Adviser is responsible for determining the appropriate manner in which to allocate assets to each such Specialist Manager. The Adviser may increase or decrease the allocation to a Specialist Manager, if it deems it appropriate to do so, in order to achieve the overall objectives of the Portfolio involved. Allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend that the Board of Trustees terminate a particular Specialist Manager when it believes that such termination will benefit a Portfolio. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selection processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.

The following is information on how the management fees were calculated for each of the following Portfolios served by more than one Specialist Manager:

The Value Equity Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 36% AllianceBernstein, 44% SSgA FM and 20% ICAP.

The Growth Equity Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 40%] SGA, 39% Jennison and 21% SSgA FM.

The Small Capitalization Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 24% IronBridge, 22% Frontier, 38% SSgA FM, 16% Pzena and 0% Cupps.

The Real Estate Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011, adjusted for assets allocated to any new Specialist Managers after June 30, 2011, of 100% Wellington and 0% SSgA FM.

The Commodity Returns Strategy Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an allocation of assets at June 30, 2011, adjusted for assets allocated to any new Specialist Managers after June 30, 2011, of 30% Wellington Global Natural Resources strategy, 19% Wellington Commodity strategy, 21% PIMCO and 30% SSgA FM.

The International Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the

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figures assume an actual allocation of assets at June 30, 2011 of 41% Capital Guardian, 34% Causeway, 25% Artisan and 0% SSgA FM.

The Emerging Markets Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 88% SSgA FM (active strategy), 12% TBCAM and 0% SSgA FM (passive strategy).

A detailed description of the Specialist Managers that currently serve the Trust’s various Portfolios is found in the “Specialist Manager Guide” included in this Prospectus.

A discussion regarding the Board of Trustees’ basis for approving the Trust’s agreements with the Adviser and each of the Specialist Managers appears in the Trust’s Annual Report to Shareholders dated June 30, 2011.

Additional Information About Fund Management.  The Commodity Returns Strategy Portfolio may pursue its investment objective, in part, by investing in the Subsidiaries. Each of the Subsidiaries has entered into a separate contract with one of the Specialist Managers whereby the respective Specialist Manager provides investment advisory and other services to the Subsidiary. Neither the Adviser nor the Specialist Managers receive separate compensation from the Subsidiaries for provision of these services. The Portfolio pays the Adviser and the Specialist Managers their management fees based on the Portfolio’s assets, including its investment in the Subsidiaries.

Shareholder Information

Purchases and Redemptions

Purchasing Shares of the Portfolios.  Shares of each of the Portfolios are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”

Calculating NAV.  A Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NAV is calculated by adding the total value of a Portfolio’s investments and other assets attributable to HC Strategic Shares, subtracting its liabilities attributable to HC Strategic Shares and then dividing that figure by the number of outstanding HC Strategic Shares of that Portfolio:

NAV =	total assets – liabilities
number of shares outstanding

The value of each Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price a Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust’s Board of Trustees.

Acceptance of Purchase Orders; Anti-Money Laundering Policy.  Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

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If accepted by the Trust, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

Multiple Class Portfolios.  The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Strategic Shares. HC Strategic Shares are available to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a. Name;

b. Date of birth, for an individual;

c. Address, which shall be:

1) For an individual, a residential or business street address;

2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d. Identification Number, which shall be:

1) For a U.S. person, a taxpayer identification number; or

2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification.  As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to

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attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

Redeeming Your Shares.  You may redeem your shares in any Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared – normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions.  Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of a Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of a Portfolio “in kind” by exchanging securities for shares of the selected Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in a Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolios may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries.  Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public

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accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions.  Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, and The Commodity Returns Strategy Portfolio are paid on a quarterly basis. Dividends on The International Equity Portfolio are paid semi-annually. Dividends on The Emerging Markets Portfolio are paid on an annual basis. Income dividends on each of the Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually.

Federal Taxes.  The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Portfolio Distributions.  Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 35% (39.6% beginning January 1, 2013), except as discussed below.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15% (20% beginning January 1, 2013).

In 2011 and 2012, but not in later years, distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of fifteen percent (15%), as long as certain requirements are met. In general, distributions paid by a Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by that Portfolio. To the extent that The Real Estate Securities Portfolio invests a significant portion of its assets in REITs (which is anticipated to be the case), distributions attributable to operating income of those REITs will generally not constitute “qualifying dividends” for purposes of the 15% rate. Accordingly, investors in The Real Estate Securities Portfolio should anticipate that a significant portion of the dividends to them each year will be taxable at the higher rates generally applicable to ordinary income, rather than being eligible for the 15% rate normally applicable to dividends in 2011 and 2012.

Distributions from each Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges.  You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in any Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

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IRAs and Other Tax-Qualified Plans.  One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other Tax-Qualified Plans are usually taxed as ordinary income.

Other Tax Exempt Investors.  Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Portfolio.

Foreign Taxes Incurred by The International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios.  It is expected that The International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Each of these Portfolios, except The Commodity Returns Strategy Portfolio, is expected to have more than 50% of its assets at the close of each year invested in stocks or securities of foreign corporations and, therefore, may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolios pay. The Commodity Returns Strategy Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolio pays if more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations. If this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio.  During normal market conditions, it is expected that substantially all of the dividends paid by The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio will be excludable from gross income for Federal income tax purposes. As previously noted, the Portfolios may, however, invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax (although The Short-Term Municipal Bond Portfolio does not currently intend to do so). Tax exempt income is a factor in determining whether Social Security benefits are taxable. The Portfolios may also realize taxable capital gains. Accordingly, a portion of the Portfolio’s dividends will not be totally exempt from Federal income taxes. In addition, if you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Backup Withholding.  A Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders.  Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes.  You may also be subject to state and local taxes on distributions and redemptions, including distributions from The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond Portfolio. State income taxes may not

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apply, however, to the portions of each Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions.  Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at a maximum rate of 15% will sunset after 2012.

Special Tax Considerations Related to The Commodity Returns Strategy Portfolio.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, The Commodity Returns Strategy Portfolio must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualified income”). The tax treatment of commodity-linked notes and certain other derivative instruments under tests to qualify as a regulated investment company is not certain. The Trust received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute qualifying income under Code. If the commodity-linked instruments in which the Portfolio invests were not regarded as producing qualifying income, then the Portfolio might fail to qualify as a regulated investment company. In addition, the Subsidiary will invest in commodity-linked swaps and certain other commodity-linked derivatives. The Trust has received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiary will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiary were not considered to be qualifying income, the Portfolio might fail to qualify as a regulated investment company.

In addition, another requirement for qualifying for the special tax treatment accorded regulated investment companies and their shareholders is that the Portfolio must satisfy several diversification requirements, including the requirement that not more than 25% of the value of the Portfolio’s total assets may be invested in the securities (other than those of the US Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. Therefore, the Portfolio may not invest any more than 25% of the value of its assets in the Subsidiary. Absent this diversification requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiary.

More information about taxes is in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Trust’s Portfolios for the past five years or since the inception of the Portfolio, if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust’s financial statements, incorporated by reference into the Statement of Additional Information, which is available upon request.

		Changes in Net Assets
		Resulting from Operations:			Distributions to Shareholders:						Ratios/Supplementary Data:
												Ratio of	Ratio of
			Net									Expenses to	Expenses to
			Realized/									Average Net	Average Net	Ratio of	Ratio of Net
	Net Asset		Unrealized			Net						Assets, Prior to	Assets, Net of	Expenses to	Investment
	Value,	Net	Gains		Net	Realized	Tax	Total	Net Asset		Net Assets at	Expenses Paid	Expenses Paid	Average Net	Income (Loss) to
	Beginning	Investment	(Losses) on	Total from	Investment	Gains from	Return of	Distributions to	Value, End	Total	End of Period	Indirectly and	Indirectly and	Assets, Net of	Average Net	Portfolio
	of Period	Income (Loss)	Investments	Operations	Income	Investments	Capital	Shareholders	of Period	Return(a)	(in thousands)	Waivers(b)	Waivers(b)	Waivers(b)	Assets(b)	Turnover Rate(a)(c)

The Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2011	$9.98	$0.22	$2.52	$2.74	$(0.22)	$—	$—	$(0.22)	$12.50	27.56%	$534,710	0.37%	0.31%	0.31%	1.90%	72.04%
Year Ended June 30, 2010	8.84	0.21	1.13	1.34	(0.20)	—	—	(0.20)	9.98	14.94%	411,468	0.38%	0.33%	0.34%	1.88%	77.68%
Year Ended June 30, 2009	13.22	0.29	(4.21)	(3.92)	(0.30)	(0.16)	—	(0.46)	8.84	(29.60)%	477,437	0.41%	0.35%	0.40%	2.69%	139.39%
Year Ended June 30, 2008	18.26	0.32	(3.32)	(3.00)	(0.33)	(1.71)	—	(2.04)	13.22	(17.95)%	1,090,524	0.45%	0.43%	0.45%	2.08%	76.84%
Year Ended June 30, 2007	16.03	0.35	3.14	3.49	(0.35)	(0.91)	—	(1.26)	18.26	22.40%	1,160,005	0.44%	0.42%	0.44%	2.05%	69.13%

The Growth Equity Portfolio HC Strategic Shares
Year Ended June 30, 2011	$10.39	$0.10	$3.48	$3.58	$(0.10)	$—	$—	$(0.10)	$13.87	34.56%	$735,267	0.37%	0.36%	0.37%	0.82%	49.14%
Year Ended June 30, 2010	9.42	0.10	0.97	1.07	(0.10)	—	—	(0.10)	10.39	11.26%	589,930	0.37%	0.37%	0.37%	0.89%	51.80%
Year Ended June 30, 2009	12.09	0.10	(2.67)	(2.57)	(0.10)	—	—	(0.10)	9.42	(21.17)%	783,162	0.39%	0.38%	0.39%	1.00%	72.93%
Year Ended June 30, 2008	12.85	0.12	(0.75)	(0.63)	(0.13)	—	—	(0.13)	12.09	(4.99)%	1,793,843	0.32%	0.31%	0.32%	0.94%	42.13%
Year Ended June 30, 2007	11.26	0.11	1.59	1.70	(0.11)	—	—	(0.11)	12.85	15.02%	1,652,976	0.32%	0.32%	0.32%	0.91%	39.88%

The Small Capitalization Equity Portfolio HC Strategic Shares
Year Ended June 30, 2011	$10.41	$0.05	$3.64	$3.69	$(0.06)	$—	$—	$(0.06)	$14.04	35.48%	$134,582	0.70%	0.70%	0.70%	0.37%	51.76%
Year Ended June 30, 2010	8.94	0.04	1.47	1.51	(0.04)	—	—	(0.04)	10.41	16.83%	113,749	0.74%	0.73%	0.74%	0.37%	101.53%
Year Ended June 30, 2009	12.62	0.04	(3.67)	(3.63)	(0.04)	—	(0.01)	(0.05)	8.94	(28.72)%	303,317	0.75%	0.74%	0.75%	0.45%	99.01%
Year Ended June 30, 2008	15.83	0.09	(1.70)	(1.61)	(0.11)	(1.49)	—	(1.60)	12.62	(10.87)%	663,733	0.62%	0.61%	0.62%	0.63%	111.13%
Year Ended June 30, 2007	15.70	0.09	2.28	2.37	(0.08)	(2.16)	—	(2.24)	15.83	16.68%	694,029	0.64%	0.62%	0.64%	0.59%	116.02%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.

71

Financial Highlights (continued)

		Change in Net Assets
		Resulting from Operations:				Distributions to Shareholders:							Ratios/Supplementary Data:
														Ratio of	Ratio of
				Net										Expenses to	Expenses to
				Realized/										Average Net	Average Net	Ratio of	Ratio of Net
	Net Asset			Unrealized			Net							Assets, Prior to	Assets, Net of	Expenses to	Investment
	Value,	Net		Gains		Net	Realized	Tax		Total	Net Asset		Net Assets at	Expenses Paid	Expenses Paid	Average Net	Income (Loss) to
	Beginning	Investment		(Losses) on	Total from	Investment	Gains from	Return of		Distributions to	Value, End	Total	End of Period	Indirectly and	Indirectly and	Assets, Net of	Average Net	Portfolio
	of Period	Income (Loss)		Investments	Operations	Income	Investments	Capital		Shareholders	of Period	Return(a)	(in thousands)	Waivers(b)	Waivers(b)	Waivers(b)	Assets(b)	Turnover Rate(a)(c)

The Real Estate Securities Portfolio HC Strategic Shares
Year Ended June 30, 2011	$13.53	$0.20		$4.71	$4.91	$(0.33)	$(0.51)	$—		$(0.84)	$17.60	37.15%	$147,326	0.80%	0.80%	0.80%	2.15%	79.82%
Year Ended June 30, 2010	10.08	0.21		3.53	3.74	(0.27)	(0.02)	—		(0.29)	13.53	37.08%	207,039	0.82%	0.82%	0.82%	1.91%	45.39%
Period Ended June 30, 2009(d)	10.00	0.02		0.07	0.09	(0.01)	—	—		(0.01)	10.08	0.91%	37,123	1.05%	1.05%	1.05%	1.57%	4.41%

The Commodity Returns Strategy Portfolio HC Strategic Shares
Year Ended June 30, 2011(e)	$9.57	$0.04		$3.19	$3.23	$(0.04)	$(0.14)	$—		$(0.18)	$12.62	33.86%	$500,846	1.03%	1.03%	1.03%	0.40%	79.60%
Period Ended June 30, 2010(f)	10.00	—	(h)	(0.43)	(0.43)	—	—	—		—	9.57	(4.30)%	120,841	1.06%	1.06%	1.06%	(0.40)%	3.26%

The International Equity Portfolio HC Strategic Shares
Year Ended June 30, 2011	$8.51	$0.25		$2.49	$2.74	$(0.27)	$—	$—		$(0.27)	$10.98	32.30%	$1,204,581	0.57%	0.57%	0.57%	2.42%	49.11%
Year Ended June 30, 2010	7.92	0.17		0.58	0.75	(0.16)	—	—		(0.16)	8.51	9.39%	926,187	0.60%	0.60%	0.60%	1.51%	74.59%
Year Ended June 30, 2009	12.41	0.17		(4.17)	(4.00)	(0.13)	(0.35)	(0.01)		(0.49)	7.92	(31.95)%	1,678,621	0.62%	0.61%	0.62%	2.41%	70.27%
Year Ended June 30, 2008	15.35	0.26		(1.36)	(1.10)	(0.28)	(1.56)	—		(1.84)	12.41	(8.11)%	1,811,359	0.81%	0.81%	0.81%	1.80%	57.27%
Year Ended June 30, 2007	13.02	0.30		2.97	3.27	(0.34)	(0.60)	—		(0.94)	15.35	25.81%	1,934,888	0.34%	0.33%	0.34%	2.19%	53.77%

The Emerging Markets Portfolio HC Strategic Shares
Year Ended June 30, 2011	$17.81	$0.25		$4.72	$4.97	$(0.15)	$(0.21)	$—		$(0.36)	$22.42	28.05%	$510,732	1.00%	1.00%	1.00%	1.21%	61.56%
Period Ended June 30, 2010(g)	18.84	0.12		(1.15)	(1.03)	— (g)	—	—	(g)	—	17.81	(5.45)%	345,184	1.04%	1.04%	1.04%	1.32%	44.29%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.
(e)	Statement has been consolidated. Please see Note 2K in notes to financial statements for basis of consolidation.
(f)	For the period June 8, 2010 (commencement of operation) through June 30, 2010.
(g)	For the period December 10, 2009 (commencement of operation) through June 30, 2010.
(h)	Amount rounds to less than $0.005 per share.

72

Financial Highlights (continued)

		Change in Net Assets
		Resulting from Operations:			Distributions to Shareholders:						Ratios/Supplementary Data
											Ratio of	Ratio of
			Net								Expenses to	Expenses to
			Realized/								Average Net	Average Net	Ratio of	Ratio of Net
	Net Asset		Unrealized			Net					Assets, Prior to	Assets, Net of	Expenses to	Investment
	Value,	Net	Gains		Net	Realized	Total	Net Asset		Net Assets at	Expenses Paid	Expenses Paid	Average Net	Income (Loss) to
	Beginning	Investment	(Losses) on	Total from	Investment	Gains from	Distributions to	Value, End	Total	End of Period	Indirectly and	Indirectly and	Assets, Net of	Average Net	Portfolio
	of Period	Income (Loss)	Investments	Operations	Income	Investments	Shareholders	of Period	Return(a)	(in thousands)	Waivers(b)	Waivers(b)	Waivers(b)	Assets(b)	Turnover Rate(a)(c)

The Short-Term Municipal Bond Portfolio HC Strategic Shares
Year Ended June 30, 2011	$10.28	$0.22	$(0.03)	$0.19	$(0.22)	$(0.01)	$(0.23)	$10.24	1.92%	$32,518	0.28%	0.28%	0.28%	2.17%	19.68%
Year Ended June 30, 2010	10.23	0.27	0.07	0.34	(0.26)	(0.03)	(0.29)	10.28	3.39%	37,806	0.29%	0.29%	0.29%	2.59%	25.70%
Year Ended June 30, 2009	10.04	0.31	0.20	0.51	(0.31)	(0.01)	(0.32)	10.23	5.16%	29,490	0.31%	0.30%	0.30%	3.05%	18.99%
Year Ended June 30, 2008	9.93	0.33	0.12	0.45	(0.34)	—	(0.34)	10.04	4.53%	32,801	0.31%	0.31%	0.31%	3.26%	37.07%
Year Ended June 30, 2007	9.93	0.34	—(d )	0.34	(0.34)	—	(0.34)	9.93	3.44%	29,710	0.30%	0.30%	0.30%	3.35%	33.45%

The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
Year Ended June 30, 2011	$9.59	$0.34	$0.05	$0.39	$(0.34)	$—	$(0.34)	$9.64	4.13%	$493,229	0.33%	0.33%	0.33%	3.48%	21.78%
Year Ended June 30, 2010	9.17	0.36	0.42	0.78	(0.36)	—	(0.36)	9.59	8.57%	579,760	0.34%	0.34%	0.34%	3.78%	36.62%
Year Ended June 30, 2009	9.58	0.40	(0.41)	(0.01)	(0.40)	—	(0.40)	9.17	(0.07)%	489,168	0.35%	0.35%	0.35%	4.26%	23.80%
Year Ended June 30, 2008	9.77	0.41	(0.19)	0.22	(0.41)	—	(0.41)	9.58	2.29%	583,889	0.33%	0.33%	0.33%	4.26%	17.20%
Year Ended June 30, 2007	9.77	0.43	— (d)	0.43	(0.43)	—	(0.43)	9.77	4.38%	575,373	0.34%	0.34%	0.34%	4.32%	14.63%

The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares
Period Ended June 30, 2011(e)	$10.00	$0.17	$0.10	$0.27	$(0.17)	$—	$(0.17)	$10.10	2.72%	$72,294	0.32%	0.32%	0.32%	1.86%	2.81%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Amount rounds to less than $0.005 per share.
(e)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.

73

Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Managers and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the respective Portfolios is available in the SAI. The Intermediate Term Municipal Bond II Portfolio was in operation for a portion of the fiscal year ended June 30, 2011.

AllianceBernstein L.P. (“AllianceBernstein”) serves as a Specialist Manager for The Value Equity Portfolio. AllianceBernstein is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 1345 Avenue of the Americas, New York, NY, 10105. As of June 30, 2011, AllianceBernstein had total assets under management of approximately $461 billion, of which approximately $43.8 billion represented assets of institutional mutual/commingled funds.

For its services under this Agreement with respect to the portion of the Portfolio allocated to AllianceBernstein from time to time (the “AllianceBernstein Account”), AllianceBernstein shall receive a fee calculated at an annual rate and payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined below). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. In the event Combined Assets are less than $300 million one year following the initial funded value of the AllianceBernstein Account, other than as a result of market movement, the fee payable in respect of the Combined Assets shall revert to 0.90% on the first $15 million, 0.50% on the next $35 million and 0.40% on the balance until such time as Combined Assets exceed $300 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of: (a) the net assets in the AllianceBernstein Account; and (b) the net assets of The Institutional Value Equity Portfolio managed by AllianceBernstein, and (c) other assets managed by AllianceBernstein, for certain other clients of the Adviser managed by AllianceBernstein within the same strategy. Pursuant to a Fee Waiver Agreement dated October 16, 2009 and the Amendments to the Fee Waiver Agreement dated December 16, 2010 and June 30, 2011, AllianceBernstein has contractually agreed to waive that portion of the fee to which it is entitled that exceeds 0.25% of the average daily net assets of the Combined Assets, for the period October 1, 2009 to September 30, 2011 and it will waive that portion of the fee to which it is entitled that exceeds 0.31% of the Portfolio’s average daily net asset value of the Combined Assets for the period from October 1, 2011 through September 30, 2012. During the fiscal year ended June 30, 2011 AllianceBernstein received fees of 0.37% of the average daily net assets of that portion of The Value Equity Portfolio allocated to AllianceBernstein.

Gerry Paul and Greg Powell are responsible for making day-to-day investment decisions for that portion of The Value Equity Portfolio allocated to AllianceBernstein. Mr. Paul was appointed CIO of the North American Value Equity Investment Policy Group and Co-CIO of U.S. Large Cap Equities in 2009. Prior to this appointment, Mr. Paul was the Global Head of Diversified Value Services, CIO — Advanced Value Fund, CIO — Small and Mid-Capitalization, and Co-CIO — Real Estate Investments. Mr. Paul joined Bernstein in 1987 as a research analyst covering the automotive industry. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

Mr. Powell was appointed Director of Research of US Large Cap Value Equities in 2010. Prior to this appointment, Mr. Powell had been the director of research of Equity Hedge Fund Strategies, focusing on the management of the short portfolio in the Global Opportunities Fund, working with the Global Research Team (since 2005). From March 2009 to late 2010, he was also the head of Fundamental Value Research, responsible for overseeing our fundamental-research analysts. Mr. Powell joined Bernstein in 1997 as an analyst supporting the Advanced Value Fund and was promoted to become the Fund’s director of research in 1999. He earned a BA in economics and mathematics in 1981 from the University of California at Santa Barbara and an MA and PhD in economics in 1983 and 1986, respectively, from Northwestern University.

Artisan Partners Limited Partnership (“Artisan”) serves as a Specialist Manager for The International Equity Portfolio. Artisan, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2011, Artisan managed total assets in excess of $63.6 billion, of which approximately $38.1 billion consisted of mutual fund assets. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (Artisan Partners Holdings). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

74

Specialist Manager Guide (continued)

Mr. Mark L. Yockey, a managing director of Artisan, is responsible for making day-to-day investment decisions for the portion of The International Equity Portfolio allocated to Artisan. Mr. Yockey joined Artisan in 1995 as a portfolio manager.. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

For its services to The International Equity Portfolio, Artisan receives a fee, payable monthly, at an annual rate of 0.47% of the average daily net assets allocated to Artisan so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio allocated to Artisan at the following annual rates: 0.80% on assets up to $50 million; 0.60% on assets from $50 million to $100 million; and 0.70% on assets in excess of $100 million. For purposes of computing Artisan’s fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan; and (b) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan. For its services to The International Equity Portfolio during the fiscal year ended June 30, 2011 Artisan received a fee of 0.47% of the average daily net assets of that portion of each Portfolio allocated to Artisan.

The Boston Company Asset Management LLC (“TBCAM”) serves as a Specialist Manager for The Emerging Markets Portfolio. TBCAM is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act and is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. TBCAM is headquartered at the One Boston Place, Boston, MA 02108. Messrs. Kirk Henry, CFA and Warren Skillman are the individuals primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to TBCAM. As of June 30, 2011, TBCAM had total assets under management of approximately $42.2 billion in assets.

Mr. Henry is a Senior Managing Director and joined TBCAM in May, 1994. He currently serves as the Director of Non-US Value Equities and Lead Portfolio Manager on the Non-US and Emerging Markets Value strategies. He is also a member of TBCAM’s Executive Management Team. He graduated with a BA in Human Biology from Stanford University. He received an MBA in Accounting and Finance from the University of Chicago. Mr. Henry holds the Chartered Financial Analyst designation and is a member of CFA Institute and The Boston Security Analysts Society.

Mr. Skillman is a Managing Director and joined TBCAM in September, 2005 and is a Portfolio Manager on TBCAM’s Non-US Value Equity Investment Team; his primary research responsibility is emerging markets. Mr. Skillman received a BA from Boston College and an MS in Finance from the London School of Business.

For its services to the Portfolio, TBCAM receives a fee at the annual rate of 0.90% of the average daily net assets of the first $50 million of that portion of the assets of the Portfolio that may, from time to time be allocated to TBCAM (the “TBCAM Account”); 0.85% on the next $50 million of the average daily net assets of TBCAM Account; 0.70% on the next $100 million of the average daily net assets of TBCAM Account; and 0.60% on assets over $200 million. During the fiscal year ended June 30, 2011 TBCAM received fees of 0.90% of the average daily net assets of that portion of the Portfolio allocated to TBCAM.

Breckinridge Capital Advisors, Inc. (“Breckinridge”) serves as Specialist Manager for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Breckinridge, which has managed municipal bond portfolios since 1993 and is a registered investment adviser, is headquartered at 200 High Street, Boston, MA 02110.

For its services to The Short-Term Municipal Bond and The Intermediate Term Municipal Bond II Portfolios Breckinridge receives a fee of 0.125% of the average daily net assets of that portion of each Portfolio allocated to Breckinridge. During the fiscal year ended June 30, 2011 Breckinridge received a fee of 0.125% of the average daily net assets of that portion of The Short-Term Municipal Bond Portfolio allocated to Breckinridge. Breckinridge became a Specialist Manager to The Intermediate Term Municipal Bond II Portfolio during the most recent fiscal year. As of June 30, 2011, Breckinridge managed total assets of approximately $14 billion, of which approximately $94 million consisted of mutual fund assets.

The portfolio management team is led by a team of investment professionals at Breckinridge, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Peter B. Coffin, President of Breckinridge since 1993, David Madigan, Chief Investment Officer at Breckinridge since 2003, Martha Field Hodgman, Executive Vice President at Breckinridge since 2001, Susan Mooney, Senior Vice President of Breckinridge since 2007 and Matthew Buscone, Vice President, at Breckinridge since 2002.

Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker’s Trust and Prudential

75

Specialist Manager Guide (continued)

Insurance (managing single state municipal bond funds), as well as Chief Municipal Strategist for Merrill Lynch. From 1993 to 2001, Ms. Hodgman served as a Vice President in the Fixed Income Management Group of Loomis Sayles & Co. L.P. She has also been a portfolio manager for John Hancock Advisors, Inc. (managing state-specific tax exempt mutual funds) and an analyst for the Credit Policy Committee of Putnam Investments. From 2003-2007 Ms. Mooney was Director of Fixed Income and Principal at Freedom Capital Management, LLC, where she managed institutional fixed income assets for pension funds, corporations and endowments. Prior to that position she was Managing Director at Harbor Capital. Mr. Buscone has been a Portfolio Manager since 2008 after having served as a trader at Breckinridge from 2002-2008. From 1992-2002 he was a Trader and Portfolio Manager for both taxable and tax-exempt portfolios at David L. Babson and Mellon Private Asset Management.

Capital Guardian Trust Company (“CapGuardian”) serves as a Specialist Manager for The International Equity Portfolio. CapGuardian, the principal offices of which are located at 333 South Hope Street, Los Angeles, CA 90071, is an investment adviser registered with the Securities and Exchange Commission and a California state-chartered trust company organized in 1968. CapGuardian is a wholly owned subsidiary of Capital Group International, Inc., which itself is wholly owned by The Capital Group Companies, Inc. The Capital Group is privately held and is the parent company of several other subsidiaries, all of which provide investment management services. As of June 30, 2010, CapGuardian managed total assets of in excess of $51.5 billion, including approximately $4.3 billion in assets of registered investment companies.

For its services to The International Equity Portfolio, CapGuardian receives a fee based on the average of the average daily net asset values as of the last business day of each of the three months in the calendar quarter of that portion of the Portfolio’s assets managed by it, at an annual rate of: 0.70% for the first $25 million in such assets; 0.55% for the next $25 million in such assets; 0.425% for the next $200 million in such assets; and 0.375% for those assets in excess of $250 million. For its services to The International Equity Portfolio during the fiscal year ended June 30, 2011 CapGuardian received a fee of 0.34% of the average quarterly net assets, determined by the average daily net asset values as of the last business day of each month during the quarter of that portion of the Portfolio allocated to CapGuardian.

Certain fee discounts may apply based on the aggregated annual fees paid to CapGuardian by the Portfolio. When calculating the fees to be paid to CapGuardian by the Portfolio, the Portfolio’s assets allocated to CapGuardian are aggregated with certain other assets managed by CapGuardian to determine the fee rate that will apply.

CapGuardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the portion of the Portfolio managed by CapGuardian is divided into a segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by the Portfolio’s objectives and policies and by CapGuardian’s investment committee. In addition, CapGuardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio segment. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

Mr. Gerald Du Manoir, senior vice president of CapGuardian joined the Capital organization in 1990. Mr. David I. Fisher, chairman emeritus of CapGuardian, has been with the Capital organization since 1969. Ms. Nancy J. Kyle is vice chair of CapGuardian and joined the Capital organization in 1991. Mr. Lionel M. Sauvage is a senior vice president of CapGuardian and has been with the Capital organization since 1987. Mr. Rudolf M. Staehelin is corporate manager, vice chairman and senior vice president of Capital International S.A., an affiliate of CapGuardian, and joined the Capital organization in 1981. Mr. Philip Winston is a senior vice president of Capital International, Ltd., an affiliate of CapGuardian, and joined the Capital organization in 1997. In addition to the managers mentioned above, a portion of the portfolio is managed by a team of investment analysts.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The International Equity Portfolio. Causeway’s headquarters are located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025. As of June 30, 2011, Causeway, which is registered as an investment adviser with the SEC, had total assets under management of approximately $13.7 billion, of which $5.1 billion consisted of mutual fund assets.

For its services to The International Equity Portfolio, Causeway receives a fee, payable monthly, at an annual rate of 0.45% of the average daily net assets allocated to Causeway. During the fiscal year ended June 30, 2011 Causeway received a fee of 0.45% of the average daily net assets of that portion of The International Equity Portfolio allocated to Causeway.

Day-to-day management of those assets of The International Equity Portfolio allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Kevin Durkin and Conor Muldoon. Ms. Ketterer, Mr. Hartford, Mr. Doyle, Mr. Eng, and Mr. Durkin have been investment professionals with Causeway since 2001 and Mr. Muldoon has been an investment professional with Causeway since 2003. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and

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serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle, Eng, and Durkin, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity.

Cupps Capital Management, LLC (“Cupps”) serves as a Specialist Manager for The Small Capitalization Equity Portfolio. For its services to The Small Capitalization Equity Portfolio, Cupps receives a fee based on the average daily net asset value of that portion of the Portfolio allocated to it, at an annual rate of 0.85%. Cupps became a Specialist Manager to the Portfolios during the most recent fiscal year. As of June 30, 2011, Cupps had total assets under management of approximately $636.9 million in assets.

Cupps, the principal offices of which are located at 300 North LaSalle Boulevard, Suite 5425, Chicago, Illinois 60654, was established in 2000 as a Delaware limited liability company and is a registered investment adviser. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolio assets assigned to Cupps. Mr. Cupps founded Cupps and has been its President and Chief Investment Officer since the firm’s inception in 2000. He is responsible for the research agenda of the firm’s investment team and has analyst responsibilities within the healthcare and technology sectors. Mr. Cupps attended Harvard University where he studied economics and graduated cum laude in 1992.

Frontier Capital Management Company, LLC (“Frontier”) serves as a Specialist Manager for The Small Capitalization Equity Portfolio. For its services to The Small Capitalization Equity Portfolio, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45%. During the fiscal year ended June 30, 2011 Frontier received fees of 0.45% of the average daily net assets of the portion of The Small Capitalization Equity Portfolio allocated to Frontier.

Frontier, the principal offices of which are located at 99 Summer Street, Boston, MA 02110, was established in 1980 and is a registered investment adviser. Michael Cavarretta is responsible for making the day-to-day investment decisions for that portion of the Portfolios’ assets assigned to Frontier. Mr. Cavarretta has been Chairman of Frontier since 2010, is a Chartered Financial Analyst and has been an investment professional with Frontier since 1988. He received an MBA from Harvard Business School in 1988. Frontier had, as of June 30, 2011, approximately $10.8 billion in assets under management, of which approximately $2.2 billion represented assets of mutual funds. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

Institutional Capital, LLC (“ICAP”) serves as a Specialist Manager for The Value Equity Portfolio. For its services to The Value Equity Portfolio, ICAP receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.35%. During the fiscal year ended June 30, 2011 ICAP received fees of 0.35% of the average daily net assets of the portion of The Value Equity Portfolio allocated to ICAP.

ICAP, the principal offices of which are located at 225 West Wacker, Chicago, IL 60606, is a registered investment adviser and a direct wholly-owned subsidiary of New York Life Investment Management Holdings LLC. ICAP has provided investment management services for equity assets since 1970. ICAP had assets of approximately $21 billion under management as of June 30, 2011, of which approximately $9.5 billion represented assets of mutual funds. The investment decisions for the Portfolio are made through a team approach, with all of the ICAP investment professionals contributing to the process. The senior members of the investment team are: Jerrold K. Senser and Thomas R. Wenzel. Mr. Senser serves as chief executive officer and chief investment officer of Institutional Capital LLC. As CEO and CIO, he heads the investment committee and is the lead portfolio manager for all of ICAP’s investment strategies. Mr. Senser has been with the firm since 1986 and is a Chartered Financial Analyst. He earned a BA in economics from the University of Michigan, and an MBA from the University of Chicago. Mr. Wenzel is senior executive vice president and director of research, is a senior member of the investment committee and is a Chartered Financial Analyst. He serves as a lead portfolio manager for all of ICAP’s investment strategies. As a 19 year veteran of the firm, Mr. Wenzel also leads the firm’s investment research effort with particular emphasis on the financial sector. He earned a BA in economics and an MBA from the University of Wisconsin-Madison.

IronBridge Capital Management LP (“IronBridge”) serves as a Specialist Manager for The Small Capitalization Equity Portfolio. IronBridge, which was organized in 1999, is located at One Parkview Plaza, Suite 700, Oakbrook Terrace, IL 60181. For its services to The Small Capitalization Equity Portfolio, IronBridge receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.95%. During the fiscal year ended June 30, 2011

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IronBridge received fees of 0.95% of the average daily net assets of the portion of The Small Capitalization Equity Portfolio allocated to IronBridge.

Day-to-day investment decisions for the portion of The Small Capitalization Equity Portfolio allocated to IronBridge by the Board of Trustees are the responsibility of Christopher C. Faber and Jeffrey B. Madden. Mr. Faber is a Portfolio Manager/Analyst who founded IronBridge in 1999. Mr. Madden joined IronBridge in 2000 as an equity analyst. Before joining IronBridge, Mr. Madden worked at Accenture in the Retail Management Consulting Practice. As of June 30, 2011, IronBridge had approximately $7.5 billion in assets under management, of which approximately $1.5 billion represented assets of mutual funds.

Jennison Associates LLC (“Jennison”), a registered investment adviser since 1969, serves as a Specialist Manager for The Growth Equity Portfolio. Jennison’s principal offices are located at 466 Lexington Avenue, New York, NY 10017. For its services to The Growth Equity Portfolio, Jennison receives a maximum annual fee of 0.30% of the average daily net assets of that portion of Portfolio allocated to Jennison (the “Jennison Account”). Jennison’s fee may be lower, however, to the extent the application of the fee schedule set forth below (“Combined Fee Schedule”) to the aggregate market value of the Jennison Account and certain other assets managed by Jennison, for clients of the Adviser, (“Related Accounts”) (together, the “Combined Assets”) results in a lower fee. Under the Combined Fee Schedule, Jennison would receive from The Growth Equity Portfolio advisory fees as set forth in the table below. For purposes of the Combined Fee Schedule, a “Related Account” is an account that is managed by Jennison in a manner similar in terms of investment objectives and strategy to the Jennison Account for the benefit of institutional investors who are clients of the Adviser.

For Combined Assets of:	The maximum Jennison Fee* from the Portfolio would be:	The fee paid to Jennison would be:

$10 million or less	0.30% of the avg. daily net assets of the Jennison Account	0.75% of the avg. daily net assets of those Combined Assets

Over $10 million to $40 million	0.30% of the avg. daily net assets of the Jennison Account	0.50% of the avg. daily net assets of those Combined Assets

Over $40 million to $65 million	0.30% of the avg. daily net assets of the Jennison Account	0.35% of the avg. daily net assets of those Combined Assets

Over $65 million to $400 million	0.25% of the avg. daily net assets of the Jennison Account	0.25% of the avg. daily net assets of those Combined Assets

Over $400 million to $1 billion	0.22% of the avg. daily net assets of the Jennison Account	0.22% of the avg. daily net assets of those Combined Assets

Over $1 billion	0.20% of the avg. daily net assets of the Jennison Account	0.20% of the avg. daily net assets of those Combined Assets

* Under the Combined Fee Schedule, the Portfolio may pay less than the total fee rates shown above.

For its services to The Growth Equity Portfolio during the fiscal year ended June 30, 2011 Jennison received a fee of 0.25% of the average daily net assets of that portion of The Growth Equity Portfolio allocated to the Jennison Account. As of June 30, 2011, Jennison managed in excess of $136 billion in assets, of which approximately $64.6 billion represented assets of mutual funds. Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company, LLC, which is a direct, wholly owned subsidiary of Prudential Financial, Inc.

Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is responsible for making day-to-day investment decisions for that portion of The Growth Equity Portfolio allocated to Jennison. Ms. McCarragher joined Jennison in 1998. Ms. McCarragher received her B.B.A. degree from the University of Wisconsin and her M.B.A. from Harvard University.

Ms. McCarragher is supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Pacific Investment Management Company LLC (“PIMCO”) serves as a Specialist Manager for The Commodity Returns Strategy Portfolio. PIMCO is an investment adviser registered with the SEC pursuant to the Investment Advisers Act. Its headquarters are located at 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660. As of June 30, 2011, PIMCO had total assets under management of approximately $1.34 trillion, of which approximately $588 billion represented assets of mutual funds.

For its services to the Commodity Returns Strategy Portfolio, PIMCO receives and annual fee of 0.49% of that portion of the Portfolio allocated to PIMCO from time to time. During the fiscal year ended June 30, 2011 PIMCO receive a fee of 0.49% of the

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average daily net assets of the portfolio of The Commodity Returns Strategy Portfolio allocated to PIMCO. Mihir P. Worah is responsible for the day-to-day management of that portion of the Portfolio allocated to PIMCO. Nicholas Johnson is responsible for the day-to-day management of that portion of the Portfolio allocated to PIMCO. Mr. Johnson is a senior vice president and portfolio manager in the Newport Beach office. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation. He has six years of investment experience and holds a master’s degree in financial mathematics from the University of Chicago and an undergraduate degree from California Polytechnic State University.

Pzena Investment Management, LLC (“Pzena”) serves as a Specialist Manager for The Small Capitalization Equity Portfolio Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 120 West 45th Street, 20th Floor, New York, NY 10036. Pzena Investment Management Inc., a publicly traded company, is the sole managing member of Pzena. The address of Pzena Investment Management, Inc.’s headquarters is 120 West 45th Street, 20th Floor, New York, NY 10036. As of June 30, 2011, Pzena had total assets under management of approximately $15.9 billion of which approximately $3.7 billion consisted of mutual fund assets.

Richard Pzena, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of the portion of the assets of Portfolio allocated to Pzena. Mr. Pzena is the founder and Co-Chief Investment Officer of Pzena, as well as being the Co-Portfolio Manager on each of Pzena’s domestic investment strategies and a member of Pzena’s executive committee. Mr. Pzena formed Pzena in 1995. Mr. Silver is a Principal, Co-Director of Research and Portfolio Manager of Small Cap Value at Pzena. Mr. Silver joined Pzena in 2001. Mr. Flynn is a Principal and Portfolio Manager at Pzena, and will be transitioning over the course of 2010 to replace Mr. Goetz as a Co-Portfolio Manager on Small Cap Value. Mr. Flynn joined Pzena in 2005.

For its services to The Small Capitalization Equity Portfolio, Pzena receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 1.00%. During the fiscal year ended June 30, 2011 Pzena received a fee of 1.00% of the average daily net assets of the portion of The Small Capitalization Equity Portfolio allocated to Pzena.

Standish Mellon Asset Management Company LLC (“Standish”) serves as a Specialist Manager for The Intermediate Term Municipal Bond Portfolio. Standish is a registered investment adviser under the Investment Advisers Act and is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. Standish is headquartered at the BNY Mellon Center, 201 Washington Street, Suite 2900, Boston, MA 02108. As of June 30, 2011, Standish managed total assets of approximately $80 billion, of which approximately $23 billion consisted of mutual fund assets.

Christine Todd and James Welch are primarily responsible for the day-to-day management of The Intermediate Term Municipal Bond Portfolio’s assets. Ms. Todd is the Managing Director of Tax Exempt Fixed Income and has been with Standish since 1995. Mr. Welch is a Senior Portfolio Manager for Tax Sensitive Strategies and has been with Standish since 2009.

For its services to the Portfolio, Standish receives a fee, based on the average daily net asset value of the Portfolio’s assets at an annual rate of 0.20%. During the fiscal year ended June 30, 2011, Standish received a fee of 0.20% of the average daily net assets of that portion of the Portfolio allocated to Standish.

SSgA Funds Management, Inc. (“SSgA FM”) currently serves as a Specialist Manager for The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The International Equity Portfolio, The Commodity Returns Strategy Portfolio, The Real Estate Securities Portfolio and The Emerging Markets Portfolio. SSgA FM is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. As of June 30, 2011, SSgA FM had over $226.3 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With over $2.11 trillion under management as of June 30, 2011, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

For its services to The Value Equity, The Growth Equity and The Small Capitalization Equity Portfolios, SSgA FM receives an annual fee of 0.04% of that portion of each Portfolio’s assets allocated to it. During the fiscal year ended June 30, 2011 SSgA FM received a fee of 0.04% of the average daily net assets of that portion of The Value Equity and The Growth Equity Portfolios allocated to SSgA FM. During the fiscal year ended June 30, 2011, The Small Capitalization Equity Portfolio had minimum fee amounts that resulted in SSgA FM receiving a fee of 0.13% of the average daily net assets of the Portfolio allocated to SSgA FM. For its services to The Real Estate Securities Portfolio, SSgA FM receives a fee at the annual rate of 0.12% of the average daily net

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assets of that portion of each Portfolio allocated to SSgA FM (the “SSgA FM Account”). SSgA FM manages the assets allocated to it in accordance with an index (passive) strategy and uses a team approach in implementing this program.

The members of this team involved in the day to day management of the portion of The Value Equity, The Growth Equity, The Small Capitalization Equity and The Real Estate Securities Portfolios allocated to SSgA FM are: Kristin Carcio, and John Tucker, CFA.

Kristin Carcio. Ms. Carcio joined the firm in 2006 and is a Vice President of SSgA FM. Ms. Carcio is a Portfolio Manager in the firm’s Global Equity Beta Solutions (“GEBS”) Team where she currently manages several of the firm’s commingled strategies as well as US and international ETFs and other separately managed domestic and international funds. Prior to joining SSgA, Ms. Carcio worked in the fixed income research group at Loomis, Sayles & Company, from 2000 to 2006, where she was responsible for the analysis of ABS and CMBS. She received a Bachelor of Science degree in Business Administration from the University of Richmond and a MBA from Boston College.

John Tucker, CFA. Mr. Tucker joined the firm in 1988 and is a Managing Director of SSgA FM, Co-Head of Passive Equity Strategies in North America. Mr. Tucker is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds. He is a member of the Senior Management Group. Mr. Tucker received a BA in Economics from Trinity College and a MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

For its services to The International Equity Portfolio and The Commodity Returns Strategy Portfolio, SSgA FM receives a fee at the annual rate of 0.06% of the average daily net assets of the portion of the Portfolio allocated to SSgA FM (the “SSgA FM Account”). SSgA FM manages the assets allocated to it in accordance with an index (passive) strategy and uses a team approach in implementing this program. The members of this team involved in the day to day management of the portion of The Institutional Equity Portfolio and The Commodity Returns Strategy Portfolio allocated to SSgA FM are: Kala Croce and Theodore Janowsky, CFA.

Ms. Croce joined the firm in 1995 and is a Vice President of SSgA FM and a Senior Portfolio Manager in the firm’s GEBS Team. She is responsible for managing both domestic and international equity index portfolios, including SSgA’s Daily MSCI EAFE fund, as well as a variety of S&P 500, Russell 3000, ETF and hedge accounts. She received a BS in Accounting from Lehigh University and an MBA degree in International Business from Bentley College. She is member of the CFA Institute and the Boston Security Analysts Society.

Mr. Janowsky joined the firm in 2005 and is a Vice President of SSgA FM and a Portfolio Manager within the GEBS Team. He is responsible for managing equity and derivative-based index portfolios, including the SSgA S&P 500 fund, Mid Cap Fund, and the Stock Performance Index Futures Fund, as well as the SSgA Valuation Tilted strategy and customized index separate accounts. Additionally, he has played a primary role in determining trading strategies for significant benchmark changes such as S&P 500 index changes. Mr. Janowsky holds a Bachelor of Science degree in Business Administration from Bucknell University and a MBA from the Carroll School of Graduate Management at Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

For the services to The Emerging Markets Portfolio provided by SSgA FM, pursuant to the active investment strategy, SSgA FM receives a fee, based on the daily net asset value of the Portfolio’s assets, at an annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million of that portion of the Portfolio allocated to SSgA FM (the “SSgA FM Account”). For its services to the Portfolio, with respect to its services for the passive investment strategy, SSgA FM receives a fee at the annual rate of 0.16% of the average daily net assets of that portion of the Portfolio allocated to SSgA FM (the “SSgA FM Passive Account”). SSgA FM manages the assets allocated to it in accordance with an index (passive) strategy and uses a team approach in implementing this program. During the fiscal year ended June 30, 2011 SSgA FM received a fee of 0.72% of the average daily net assets of the portfolio of The Emerging Markets Portfolio allocated to SSgA FM.

With respect to the provision of investment management services for the SSgA FM Account, the SSgA FM Emerging Markets Active Management Team provides those services. The portfolio managers Brad Aham, CFA, FRM and Christopher Laine jointly and primarily have the most significant day-to-day responsibility for management of the Portfolio.

Mr. Aham is a Senior Managing Director of SSgA and a Principal of SSgA FM. Mr. Aham joined the firm in 1993 and is the head of the Active Emerging Markets Equity Team. He is a founding member of the Active Emerging Markets strategy and has been a portfolio manager in the Global Quantitative equities group for over 15 years. He earned Bachelor’s degrees in both Mathematics

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and Economics from Brandeis University and a MBA from Boston University. He has also earned the Chartered Financial Analyst designation and is a Certified Financial Risk Manager. Mr. Aham is a member of the CFA Institute, the Boston Securities Analyst Society and the Global Association of Risk Professionals. Brad serves as a Director of the Essex County Greenbelt Association, a Non-Profit Land Trust.

Mr. Laine is a Vice President of SSgA FM. He joined the firm in 2007 and is a senior member of the firm’s Active Emerging Markets Team. He is responsible for portfolio management and research, product development and positioning across multiple strategies within the group. Previously, Mr. Laine had been the Head of Asset Allocation for a European-based Emerging Markets Hedge Fund. Mr. Laine holds an MBA in Finance from Emory University and an MA in International Transactions and Economics from George Mason University.

With respect to the provision of investment management services for the SSgA FM Passive Account, the Portfolios will be managed by the SSgA FM GEBS Team and the members of this team involved in the day to day management of the portion of the Portfolio are: Thomas Coleman, CFA and Theodore Wong.

Mr. Coleman joined the firm in 1999 and is a Vice President of SSgA FM and a Portfolio Manager in the GEBS Team. He is responsible for managing several international strategies, including MSCI Emerging and ACWI as well as IFC Emerging Markets, along with domestic strategies benchmarked to Russell and Standard & Poor’s indices. Mr. Coleman received a BS from Boston College, and an MBA from Babson College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Mr. Wong joined the firm in 1999 and is a Vice President of SSgA FM and a Portfolio Manager for the GEBS Team. Within this team, Mr. Wong is responsible for the management of several strategies, including developed and emerging markets with domestic strategies benchmarked to Russell and Standard & Poor’s indices. Mr. Wong received a BA from the University of Rochester.

Sustainable Growth Advisers, LP (“SGA”) serves as a Specialist Manager for The Growth Equity Portfolio. SGA is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 301 Tresser Blvd., Suite 1310, Stamford, CT 06901. As of June 30, 2011, SGA had total assets under management of approximately $1.8 billion, of which approximately $1.5 billion represented assets of mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, are primarily responsible for day-to-day management of that portion of the Portfolio’s assets allocated to SGA. Both Mr. Fraise and Mr. Marchand served as executive officers of Yeager, Wood & Marshall, Inc., from 2000 to 2003, serving on that firm’s Investment Policy Committee and as members of its Board of Directors.

Mr. Marchand also served as that firm’s Chief Operating and Financial Officer. Mr. Rohn served from 1992 until 2003, as a portfolio manager and principal with W.P. Stewart Co., Ltd. For its services to The Growth Equity Portfolio, SGA receives an annual fee of 0.35% of the portion of the Portfolio’s assets allocated to SGA. During the fiscal year ended June 30, 2011 SGA received a fee of 0.35% of the average daily net assets of the portion of the Portfolio allocated to SGA.

Wellington Management Company, LLP (“Wellington Management”) serves as the Specialist Manager for The Real Estate Securities and The Commodity Returns Strategy Portfolios. Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02110. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2011, Wellington Management had investment management authority with respect to approximately $676 billion in assets, of which approximately $341 billion consisted of mutual fund assets.

Bradford D. Stoesser, Vice President and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

For its services to The Real Estate Securities Portfolio, Wellington Management receives a fee, payable monthly, at an annual rate of 0.75% of the average daily net assets on the first $50 million of the Combined Assets allocated to Wellington Management and 0.65% on assets over $50 million of Combined Assets. Combined Assets shall mean the sum of (a) the net assets of The Real Estate Securities Portfolio allocated to Wellington Management and (b) the net assets for clients of the Adviser managed by Wellington Management within the same strategy. During the fiscal year ended June 30, 2011, Wellington Management received a fee of 0.66% of the average daily net assets of The Real Estate Securities Portfolio.

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Jay Bhutani, Director and Global Industry Analyst affiliated with Wellington Management, has served as Portfolio Manager for the Commodity Related Securities portion of the Fund since June 2010. Mr. Bhutani joined Wellington Management as an investment professional in 2007. Prior to joining Wellington Management, Mr. Bhutani served as an analyst and sector portfolio manager across the oil, gas, and mining industries at Credit Suisse Asset Management in London (2002-2007).

David A. Chang, CFA, Vice President and Commodities Portfolio Manager of Wellington Management, has served as Portfolio Manager for the Subsidiary since April 2011. Mr. Chang joined Wellington Management in 2001, and has been an investment professional since 2002.

Gregory J. LeBlanc, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has served as Portfolio Manager for the Subsidiary since April 2011. Mr. LeBlanc joined Wellington Management in 1995, and has been an investment professional since 1998.

For its services to The Commodity Returns Strategy Portfolio, Wellington Management receives a fee, payable monthly, at the following rates. For assets managed in its Global Natural Resources strategy, Wellington Management will receive a fee at an annual rate of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management will receive a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy from time to time. During the fiscal year ended June 30, 2011, Wellington Management received a total fee of 0.83% of the average daily net assets of The Commodity Returns Strategy Portfolio.

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HC Capital Trust

For More Information:
For more information about any of the Portfolios of HC Capital Trust, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:
The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust’s last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustees basis for approval of the HC Capital Agreement and for approval of the Specialist Managers advisory agreements is available in the Trust’s annual report dated June 30, 2011.

Statement of Additional Information (“SAI”):
The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:
Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,
West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:
You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. The Trust does not have an internet web site.

Investment Company Act File No. 811-08918.

Prospectus

Ticker Symbol

The Institutional Value Equity Portfolio	HCIVX
The Institutional Growth Equity Portfolio	HCIGX
The Institutional Small Capitalization Equity Portfolio	HCSCX
The Real Estate Securities Portfolio	HCREX
The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)	HCCSX
The Institutional International Equity Portfolio	HCINX
The Emerging Markets Portfolio	HCEMX
The Core Fixed Income Portfolio	HCIIX
The Fixed Income Opportunity Portfolio	HCHYX
The U.S. Government Fixed Income Securities Portfolio	HCUSX
The U.S. Corporate Fixed Income Securities Portfolio	HCXSX
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCASX

Institutional Portfolios
HC Strategic Shares
November 1, 2011

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

The Institutional Value Equity Portfolio

Investment Objective
The investment objective of The Institutional Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.27%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.35%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 97% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. The Portfolio may also invest in equity securities of mid capitalization issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2

The Institutional Value Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

•	Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

3

The Institutional Value Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Institutional Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 18, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.30)%.

Best quarter:	3rd Qtr. 2009	18.31%
Worst quarter:	1st Qtr. 2009	(14.18)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	July 18,
	Year	2008

The Institutional Value Equity Portfolio
– Before Taxes	14.09%	0.03%
– After Taxes on Distributions	13.84%	(0	.29)%
– After Taxes on Distributions and Sale of Portfolio Shares	9.45%	(0	.04)%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	0.95%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

4

The Institutional Value Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Investment Subadvisers
AllianceBernstein L.P. (“AllianceBernstein”), Institutional Capital, LLC (“ICAP”), Pacific Investment Management Company LLC (“PIMCO”) and SSgA Funds Management, Inc. (“SSgA FM”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein:  Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Greg Powell has co-managed the portion of the Portfolio allocated to AllianceBernstein since July, 2010.

ICAP:  Jerrold K. Senser and Thomas R. Wenzel have co-managed the portion of the Portfolio allocated to ICAP since July, 2008.

PIMCO:  Saumil Parikh has managed a portion of the Portfolio allocated to PIMCO since April, 2009.

SSgA FM:  Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since July, 2008.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

5

The Institutional Growth Equity Portfolio

Investment Objective
The investment objective of The Institutional Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.30%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.38%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 85% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

6

The Institutional Growth Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

7

The Institutional Growth Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (6.31)%.

Best quarter:	2nd Qtr. 2009	15.01%
Worst quarter:	2nd Qtr. 2010	(12.58)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	August 8,
	Year	2008

The Institutional Growth Equity Portfolio
– Before Taxes	13.27%	4.10%
– After Taxes on Distributions	13.15%	3.97%
– After Taxes on Distributions and Sale of Portfolio Shares	8.76%	3.47%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.45%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

8

The Institutional Growth Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Jennison Associates LLC (“Jennison”), PIMCO, Sustainable Growth Advisers LP (“SGA”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Jennison:  Kathleen A. McCarragher has managed the portion of the Portfolio allocated to Jennison since August, 2008.

PIMCO:  Saumil Parikh has managed the portion of the Portfolio allocated to PIMCO since August, 2008.

SGA:  George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

SSgA FM:  Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since August, 2008.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

9

The Institutional Small Capitalization Equity Portfolio

Investment Objective
The investment objective of The Institutional Small Capitalization Equity Portfolio is to provide long-term capital appreciation.

Fees and Expenses
The fee table below describes the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services — Specialist Managers”)	0.72%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.04%
Total Annual Portfolio Operating Expenses	0.84%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$86
3 Years	$268
5 Years	$466
10 Years	$1,037

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance During the most recent fiscal year, the Portfolio’s turnover was 101% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell® 2000 Index was between approximately $130 million and $2.97 billion. Companies with a market capitalization between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Derivative Risk — The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other

10

The Institutional Small Capitalization Equity Portfolio (continued)

parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

•	Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

11

The Institutional Small Capitalization Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Institutional Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 15, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.56)%.

Best quarter:	2nd Qtr. 2009	19.99%
Worst quarter:	1st Qtr. 2009	(12.32)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	August 15,
	Year	2008

The Institutional Small Capitalization Equity Portfolio
– Before Taxes	24.07%	0.98%
– After Taxes on Distributions	24.00%	0.89%
– After Taxes on Distributions and Sale of Portfolio Shares	15.73%	0.81%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	3.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

12

The Institutional Small Capitalization Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Pzena Investment Management, LLC (“Pzena”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cupps:  Andrew S. Cupps has managed the portion of the Portfolio allocated to Cupps since June, 2011.

Frontier:  Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since the Portfolio’s August, 2008.

IronBridge:  Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since August, 2008.

Pzena:  Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

SSgA FM:  Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since July, 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

13

The Real Estate Securities Portfolio

Investment Objective
The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.73%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.82%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$84
3 Years	$262
5 Years	$455
10 Years	$1,014

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

14

The Real Estate Securities Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”).

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and

15

The Real Estate Securities Portfolio (continued)

economic conditions or conditions that affect specific market sectors or individual companies.

•	Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

•	Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	Sector/Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

•	Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

16

The Real Estate Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 21, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.46)%.

Best quarter:	3rd Qtr. 2010	13.04%
Worst quarter:	2nd Qtr. 2010	(5.55)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	May 21,
	Year	2009

The Real Estate Securities Portfolio
HC Strategic Shares
– Before Taxes	27.68%	39.81%
– After Taxes on Distributions	25.68%	38.04%
– After Taxes on Distributions and Sale of Portfolio Shares	18.60%	33.42%
The Wilshire US Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	29.12%	50.91%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

17

The Real Estate Securities Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Wellington Management Company, LLP (“Wellington Management”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Manager:

Wellington Management:  Bradford D. Stoesser has managed the Portfolio since September, 2010.

SSgA FM:  John Tucker and Kristin Carcio have not yet begun providing portfolio management services to the Portfolio.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

18

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)

Investment Objective
The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.

Fees and Expenses
The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.57%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.72%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$74
3 Years	$230
5 Years	$401
10 Years	$894

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

19

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio) (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

•	Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

•	Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The

20

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio) (continued)

focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

•	Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

•	Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•	Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•	Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

•	Tax Risk – The Portfolio has the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

21

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio) (continued)

Performance Bar Chart and Table

Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Wellington Management, PIMCO and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Wellington Management:  Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June, 2010. David Chang and Gregory LeBlanc have managed a portion of the Portfolio allocated to Wellington Management since April 2011.

PIMCO:  Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

SSgA FM:  Kala Croce and Theodore Janowsky, CFA have not yet begun providing portfolio management services to the Portfolio.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

22

The Institutional International Equity Portfolio

Investment Objective
The investment objective of The Institutional International Equity Portfolio is to maximize total return.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.47%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.59%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$60
3 Years	$189
5 Years	$329
10 Years	$738

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 55% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

23

The Institutional International Equity Portfolio (continued)

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk — A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

24

The Institutional International Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.20)%.

Best quarter:	3rd Qtr. 2010	16.22%
Worst quarter:	2nd Qtr. 2010	(12.54)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	November 20,
	Year	2009

The Institutional International Equity Portfolio
HC Strategic Shares
– Before Taxes	10.30%	10.43%
– After Taxes on Distributions	10.11%	10.26%
– After Taxes on Distributions and Sale of Portfolio Shares	7.20%	8.94%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	8.21%	8.99%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

25

The Institutional International Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Artisan Partners Limited Partnership (“Artisan”), Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”), Lazard Asset Management LLC (“Lazard”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan:  Mr. Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since November, 2009.

CapGuardian:  Mr. Gerald Du Manoir, Mr. David I. Fisher, Ms. Nancy J. Kyle, Mr. Lionel M. Sauvage and Mr. Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Mr. Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010.

Causeway:  Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010.

Lazard:  Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl have not yet begun providing investment management services to the Portfolio.

SSgA FM:  Kala Croce and Theodore Janowsky, CFA have co-managed that portion of the Portfolio allocated to SSgA FM since December, 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

26

The Emerging Markets Portfolio

Investment Objective
The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.79%
Other Expenses	0.21%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	1.03%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$105
3 Years	$328
5 Years	$569
10 Years	$1,259

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 62% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

27

The Emerging Markets Portfolio (continued)

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

28

The Emerging Markets Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (23.82)%.

Best quarter:	3rd Qtr. 2010	18.88%
Worst quarter:	2nd Qtr. 2010	(9.09)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	December 10,
	Year	2009

The Emerging Markets Portfolio
HC Strategic Shares
– Before Taxes	18.36%	19.30%
– After Taxes on Distributions	17.91%	18.87%
– After Taxes on Distributions and Sale of Portfolio Shares	12.15%	16.26%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	19.20%	20.97%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

29

The Emerging Markets Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
The Boston Company Asset Management LLC (“TBCAM”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM:  Kirk Henry, CFA and Warren Skillman have co-managed the active investment strategy portion of the Portfolio allocated to TBCAM since March, 2010.

SSgA FM:  Brad Aham, CFA, FRM and Christopher Laine have managed the active investment strategy portion of the Portfolio allocated to SSgA FM since December, 2009 and April, 2010, respectively.

Thomas Coleman, CFA and Theodore Wong have co-managed the passive investment strategy portion to the Portfolio allocated to SSgA FM since December 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

30

The Core Fixed Income Portfolio

Investment Objective
The investment objective of The Core Fixed Income Portfolio is to provide a high level of current income consistent with the preservation of capital.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services — Specialist Managers”)	0.22%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.31%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$32
3 Years	$100
5 Years	$174
10 Years	$393

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 684% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issues or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified

31

The Core Fixed Income Portfolio (continued)

investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Asset-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature.

•	Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	High Yield Bond Risk – Up to 20% of the Portfolio’s assets may be invested in these securities. High yield bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

32

The Core Fixed Income Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Core Fixed Income Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 6.56%.

Best quarter:	3rd Qtr. 2009	4.49%
Worst quarter:	3rd Qtr. 2008	(2.91)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The Core Fixed Income Portfolio
HC Strategic Shares
– Before Taxes	6.86%	5.12%	5.35%
– After Taxes on Distributions	5.25%	3.40%	3.36%
– After Taxes on Distributions and Sale of Portfolio Shares	4.63%	3.37%	3.38%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

33

The Core Fixed Income Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
BlackRock Financial Management, Inc. (“BlackRock”), Mellon Capital Management Corporation (“Mellon Capital”) and Seix Investment Advisors LLC (“Seix”) are the Specialist Managers for the Portfolio.

Portfolio Manager:

BlackRock:  Akiva Dickstein and Matthew Kraeger have co-managed the Portfolio since December 2010.

Mellon Capital:  Mr. David C. Kwan, Ms. Zandra Zelaya, and Mr. Lowell J. Bennett have co-managed the Portfolio since December, 2010.

Seix:  James F. Keegan and Adrien Webb, CFA have co-managed the Portfolio since December, 2010.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

34

The Fixed Income Opportunity Portfolio

Investment Objective
The investment objective of The Fixed Income Opportunity Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as “junk bonds”.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.47%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.55%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 157% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

35

The Fixed Income Opportunity Portfolio (continued)

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

•	Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the security will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Floating Rate Loans Risk – The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction

36

The Fixed Income Opportunity Portfolio (continued)

expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	High Yield Bond Risk – High yield bonds are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Loan Participation Risk – Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

37

The Fixed Income Opportunity Portfolio (continued)

Performance Bar Chart and Table

Performance. The chart and table below show how The Fixed Income Opportunity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (0.51)%.

Best quarter:	2nd Qtr. 2009	11.28%
Worst quarter:	4th Qtr. 2008	(13.06)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The Fixed Income Opportunity Portfolio
HC Strategic Shares
– Before Taxes	15.35%	7.16%	5.58%
– After Taxes on Distributions	12.03%	4.38%	2.76%
– After Taxes on Distributions and Sale of Portfolio Shares	9.84%	4.43%	2.99%
Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index* (reflects no deduction for fees, expenses or taxes)	13.91%	7.74%	8.22%
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)	14.42%	8.40%	9.11%

*	Effective January 1, 2011, the Fixed Income Opportunity Portfolio’s benchmark was changed from the Credit Suisse High Yield Index to the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index. Relative to other high yield indexes this index is a better representation of our preferred higher quality high yield investment style for the highlighted reasons: 1) The Ba/B carve out of the Index reflects higher quality credits and Portfolio investable universe; 2) Issuer capping methodology is comparable to the Portfolio’s investment guidelines; 3) Excludes emerging market bonds; 4) Split ratings are treated the same, in the event of a split rating, the lower (“more conservative”) rating is used.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

38

The Fixed Income Opportunity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Seix and PIMCO are the Specialist Managers for the Portfolio.

Portfolio Managers:

PIMCO:  Curtis Mewbourne has managed the portfolio of the Portfolio allocated to PIMCO since January, 2010.

Seix:  Michael Rieger, Michael Kirkpatrick and Brian Nold have managed that portion of the Portfolio allocated to Seix since November, 2007.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

39

The U.S. Government Fixed Income Securities Portfolio

Investment Objective
The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.26%

Example:  This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$27
3 Years	$84
5 Years	$146
10 Years	$331

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 74% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. [The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index.]

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

40

The U.S. Government Fixed Income Securities Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table

Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions (the “Adviser”) serves as the Portfolio’s investment adviser.

Investment Subadviser
Mellon Capital is the Specialist Manager for the Portfolio.

Portfolio Managers:

Mellon Capital:  Mr. David C. Kwan, Ms. Zandra Zelaya, and Mr. Lowell J. Bennett have co-managed the Portfolio since December, 2010.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

41

The U.S. Corporate Fixed Income Securities Portfolio

Investment Objective
The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.36%

Example:  This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$37
3 Years	$116
5 Years	$202
10 Years	$456

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 128% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio will not invest more than 5% of its assets in the securities of any single issuer or more than 25% of its assets in any one corporate sub-sector. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

42

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio, including U.S. Government securities, will decline with changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles. U.S. Government securities can exhibit price movements resulting from changes in interest rates.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

43

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions serves as the Portfolio’s investment adviser.

Investment Subadviser
Seix is the Specialist Manager for the Portfolio.

Portfolio Managers:

Seix:  James F. Keegan and Adrien Webb, CFA have co-managed the Portfolio since December, 2010.

Tax Information
The Portfolio intends to make distributions each year.  The Portfolio’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

44

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Investment Objective
The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.22%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.31%

Example:  This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$32
3 Years	$100
5 Years	$174
10 Years	$393

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 11% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may also invest in U.S. Treasury and agency securities. Except for Treasury or agency debentures, pass-throughs or REMICs, no more than 5% of the Portfolio’s assets may be invested in the securities of a single issuer. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

45

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

46

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions serves as the Portfolio’s investment adviser.

Investment Subadviser
Blackrock is the Specialist Manager for the Portfolio.

Portfolio Managers:

Blackrock:  Akiva Dickstein and Matthew Kraeger have co-managed the Portfolio since December 2010.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

47

Summary of Other Important Information Regarding Portfolio Shares

Purchasing and Selling Your Shares
You may purchase HC Strategic Shares of the Portfolio only if you are an investor for whom Hirtle Callaghan & Co., LLC provides Chief Investment Officer services. HC Strategic Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Payment to Broker-Dealers and Other Financial Institutions
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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The Institutional Value Equity Portfolio

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts, exchange-traded funds and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Institutional Capital, LLC (“ICAP”), AllianceBernstein L.P. (“AllianceBernstein”) and Pacific Investment Management Company LLC (“PIMCO”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA Funds Management, Inc. (“SSgA FM”) is currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The ICAP Investment Selection Process	ICAP adheres to a value-oriented, fundamental investment style. Its investment process involves three key components: research, valuation, and identification of a “catalyst.” First, ICAP uses its proprietary valuation models to identify, from a universe of approximately 450 well-established large and mid capitalization companies, ICAP believes these stocks offer the best values relative to this universe. From this group of stocks, ICAP eliminates those that exhibit the least favorable earnings revision trends. Next, ICAP looks for a catalyst for positive change. The catalyst can be thematic (e.g., consolidation of the banking industry), a factor that would benefit a number of companies (e.g., new technologies or product markets), or an event that is company specific (e.g., a corporate restructuring or the introduction of a new product). An integral part of ICAP’s disciplined process is communication with the top management at each of these companies and, often, the customers, competitors and suppliers of these companies.

ICAP continuously monitors each security and, generally, will consider selling a security if ICAP believes that either the price target established by ICAP for the security involved has been achieved, the catalyst is no longer a factor for positive change or another stock offers greater opportunity for appreciation.

The AllianceBernstein Investment Selection Process:	AllianceBernstein uses its deep fundamental research capabilities to distinguish companies that are undergoing temporary stress from those that deserve their depressed valuations, and the firm looks to exploit mispricings created by investor overreaction. The stock selection process for the Portfolio is research-driven and bottom-up, relying on a unique integration of fundamental and quantitative research. AllianceBernstein begins with a universe of approximately 650 large cap U.S. companies, including all those in the S&P 500 Index and the larger companies in the Russell 1000 Value® Index. Research is focused on the best opportunities identified by the firm’s dividend discount model and its proprietary quantitative expected-return model. The firm’s team of fundamental analysts then develops explicit five-year forecasts of normalized earnings power, free cash flow, and balance-sheet strength for the stocks with the most attractive return prospects. The U.S. Value Investment Policy Group (IPG), consisting of Chief Investment Officers and Directors of Research, reviews the

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analysts’ forecasts to ensure that they are consistent and robust. The IPG ultimately selects stocks for the construction of a model portfolio, which individual portfolio managers implement to meet fund-specific parameters and client guidelines and constraints.

The PIMCO Investment Selection Process:	PIMCO employs an investment approach typically referred to as an enhanced-index strategy to attempt to outperform the S&P 500 Index (the “Index”), a widely used measure of the U.S. stock market. PIMCO generally invests in S&P 500 Index linked derivatives, such as futures contracts, which provide passive exposure to the return of the Index. It then fully collateralizes this exposure with an actively managed, short duration portfolio of fixed-income securities that offers the potential for excess returns relative to the Index. While most of the performance is driven by the passive stock exposure, PIMCO’s active management of the underlying bond collateral seeks to add incremental return above that of the Index.

PIMCO’s strategies aim to capture additional yield and return afforded by certain structural bond market inefficiencies including the term premium, credit premium, liquidity premium and volatility premium. In addition to the capture of structural sources of return, active management across global fixed income markets is also another source of potential excess return in the PIMCO strategies. These active management strategies include (but are not limited to) sector/issue selection, quantitative analysis, yield curve/duration management, relative value strategies, credit strategies and cost-effective trading.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Value Index if deemed appropriate by the Adviser. In addition, SSgA FM may also apply the “indexing” approach to one or more subsets of the Russell 1000® Value Index if deemed appropriate by the Adviser. The Russell 1000® Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Russell 1000® Value Index in the same proportions as they are represented in the Russell 1000® Value Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Russell 1000® Value Index, or to hold them in the same weightings as they represent in the Russell 1000® Value Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

The Institutional Growth Equity Portfolio

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts, exchange-traded funds, and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

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Jennison Associates LLC (“Jennison”), PIMCO and Sustainable Growth Advisers, LP (“SGA”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using a “passive” or “index” investment approach in that it designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA FM is currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Jennison Investment Selection Process	Jennison selects stocks on a company-by-company basis, driven by fundamental research. The bottom-up approach seeks to find companies that possess some or all of the following characteristics: above-average growth in units, revenues, cash flows, and earnings; a defendable competitive position; an enduring business franchise offering a differentiated product and/or service; as well as companies with a proven management team. It is also important for companies to have a robust balance sheet with a high or improving return on equity, return on assets or return on invested capital. Jennison will consider selling or reducing the weight of a position in the Portfolio if there is a change in a stock’s fundamentals that Jennison views as unfavorable; the stock reaches its full valuation; or a more attractive Portfolio candidate emerges.

The SGA Investment Selection Process	SGA seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgment, have the potential for long-term earnings growth within the context of low business risk. SGA employs an intensive internal research and a bottom-up stock selection approach.

The PIMCO Investment Selection Process:	PIMCO employs an investment approach typically referred to as an enhanced-index strategy to attempt to outperform the S&P 500 Index (the “Index”), a widely used measure of the U.S. stock market. PIMCO generally invests in S&P 500 Index linked derivatives, such as futures contracts, which provide passive exposure to the return of the Index. It then fully collateralizes this exposure with an actively managed, short duration portfolio of fixed-income securities that offers the potential for excess returns relative to the Index. While most of the performance is driven by the passive stock exposure, PIMCO’s active management of the underlying bond collateral seeks to add incremental return above that of the Index.

PIMCO’s strategies aim to capture additional yield and return afforded by certain structural bond market inefficiencies including the term premium, credit premium, liquidity premium and volatility premium. In addition to the capture of structural sources of return, active management across global fixed income markets is also another source of potential excess return in the PIMCO strategies. These active management strategies include (but are not limited to) sector/issue selection, quantitative analysis, yield curve/duration management, relative value strategies, credit strategies and cost-effective trading.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of the one or more different segments of the Russell 1000® Growth Index if deemed appropriate by the Adviser. In addition, SSgA FM may also apply the “indexing” approach to one or more subsets or other portions of the Russell 1000® Growth Index if deemed appropriate by the Adviser. The Russell 1000® Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Russell 1000® Growth Index in the same proportions as they are represented in the Russell 1000® Growth Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Russell 1000® Growth Index, or to hold them in the same weightings as they represent in the Russell 1000® Growth Index. In those circumstances, SSgA

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FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Institutional Small Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are less than $2.2 billion and/or are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”) and Pzena Investment Management, LLC (“Pzena”), are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using a “passive” or “index” investment approach in that it is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA FM is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cupps Investment Selection Process	Cupps believes earnings growth is the primary variable driving intermediate and long term stock performance and Cupps therefore focuses on companies it believes are poised to experience high or improving rates of earnings growth. Cupps uses a proprietary investment framework to evaluate the attractiveness of stocks. Cupps’ investment approach begins with fundamental analysis to determine valuation and then considers four additional perspectives that include both fundamental and technical disciplines to generate an overall opinion of a stock’s attractiveness. Sell decisions, like buy decisions, take into account these same perspectives. If a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses significant competitive advantage, or if the stock demonstrates poor technical behavior, positions will most likely be reduced or eliminated entirely.

The Frontier Investment Selection Process	Frontier seeks to identify companies with unrecognized earning potential. Factors that may be relevant in the process include earnings per share, growth and price appreciation. Frontier’s investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings. Generally, Frontier will consider selling a security if Frontier believes that earnings or growth potential initially identified by Frontier has been realized; the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

The IronBridge Investment Selection Process	IronBridge uses a proprietary economic return framework to identify companies that are winning the global competition for capital that are attractively priced. This involves a three step process. The first step answers the question “What looks interesting?”. To answer this question, IronBridge applies a proprietary classification methodology to a broad universe of small-cap stocks to determine where each company is in its life cycle and then applies a proprietary ranking system to each life cycle class to generate a list of potential buy candidates. Next, IronBridge analysts evaluate company specific “wealth creation” dynamics to determine whether each company that was ranked highly was due to skill or luck. This analysis incorporates an assessment of capital investment to determine whether it is creating or destroying shareholder value. Companies that appear to have skill are further analyzed to verify the quality of accounting and valuation model inputs, the quality of management and its board and an analysis of the company’s strategic position to determine whether the current wealth creation dynamics are sustainable and to evaluation the potential upside vs. downside potential of purchasing the shares. Companies that are run by highly skilled management teams where capital

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allocation is likely to result in sustained wealth creation where the payoff structure represents 2:1 are identified as “Buys”.

The Pzena Investment Selection Process	Pzena’s investment philosophy is classic value. Pzena seeks to buy good businesses at low prices. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power and applies intensive fundamental research to these companies in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena includes companies in a portfolio only when all five of the following criteria are met (1) the current valuation is low compared to the company’s normalized earnings power (2) current earnings are below historic norms (3) Pzena judges that the problems are temporary, (4) management has a viable strategy to generate earnings recovery, and (5) there is meaningful downside protection in case the earnings recovery does not materialize.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000® small capitalization universe (i.e. small capitalization value and small capitalization growth segments) if deemed appropriate by the Adviser. The allocation of assets to these various segments of the Russell 2000® universe will be determined by the Adviser. The Russell 2000® Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell 2000® Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Russell 2000® Index in the same proportions as they are represented in the Russell 2000® Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Russell 2000® Index, or to hold them in the same weightings as they represent in the Russell 2000® Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Fund’s returns may vary from the returns of the Russell 2000® Index.

The Real Estate Securities Portfolio

The Real Estate Securities Portfolio invests primarily in equity and debt securities of real estate companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities, high yield debt, and private placements. The Portfolio may invest both in companies which are located in emerging markets countries.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts or exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Managers.  Wellington Management Company, LLP (“Wellington Management”) and SSgA FM currently provide portfolio management services to this Portfolio. Further information about the Specialist Managers and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” section included later in this Prospectus.

The Wellington Management Investment Selection Process	Wellington Management attempts to provide attractive long-term total return by investing in companies with activities primarily in, or related to, commercial real estate development, operation, and ownership. The investment approach seeks to add value through independent, bottom-up, fundamental research, security selection and top-down sector weightings.

Individual company research begins by reviewing the quality, depth, and strategy of management. Wellington Management evaluates management’s ability to increase shareholder value and control risk and also seeks to identify companies with the following characteristics:

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• A disciplined investment strategy, coupled with a solid development and operating track record, and a clear understanding of their own cost of capital.

• The ability to deliver high levels of same-unit rent growth and occupancy gains on a relative basis.

• Strong and flexible balance sheets in terms of the ability to fund future acquisition growth and increase dividends.

•  Attractive relative valuations between the public and private markets in terms of (1) replacement cost and (2) earnings yield in the public market versus capitalization rates on private market transactions.

Sector weights and geographic diversification are influenced by a top-down analysis of the real estate market. Top-down analysis is based on three broad components:

Macroeconomic trends. Relevant trends affecting the supply and demand for real estate, demographic trends, employment growth, and building permit changes are monitored. Wellington Management also incorporates its long-term interest rate forecasts that affect both the cost of capital for real estate companies and the relative attractiveness of high yield stocks.

Private real estate market trends. The real estate market is predominantly privately owned and therefore this sector exhibits many commodity-like characteristics. Accordingly, a thorough understanding of private market investment spreads, mortgage spreads, and capital flows is necessary to assess public market company net asset values.

Sector specific trends. Wellington Management identifies important trends in retail, non-bank financials, health care, and other sectors within the market.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT as deemed appropriate by the Adviser. The Dow Jones US Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded REITs and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. Further information about the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT in the same proportions as they are represented in the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT, or to hold them in the same weightings as they represent in the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Fund’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)

Commodities are assets that have tangible properties, such as oil, gas, energy, precious metals, industrial metals and agricultural products. Commodity-related industries include, but are not limited to: (a) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas,

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other energy or other natural resources; and (b) companies that use commodities extensively in their products or provide services to commodity-related industries.

The Portfolio intends to invest in commodity-linked derivative instruments, in particular structured notes and futures contracts. The Portfolio will typically seek to gain exposure to the commodities markets by making direct investments in commodity-linked notes and by investing a portion of its assets in the Subsidiary. The Portfolio may also seek to replicate the performance of a commodity index or structured note by investing in futures contracts. Commodity-linked structured notes and other commodity-linked derivative instruments (other than futures contracts) are hybrid instruments excluded from regulation under the Commodity Exchange Act (the “Act”). From time to time, the Portfolio may invest in instruments that are regulated under the Act. A hybrid instrument is a derivative instrument. Its value is derived from, or linked to, the value of another instrument or asset. Hybrid instruments have a higher risk of volatility and loss of principal. The Subsidiary may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments.

The Portfolio will invest globally and may invest without limit in securities of non-U.S. issuers. The Portfolio may invest in securities of foreign issuers in foreign markets and in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and other depository receipts.

Under normal market conditions, the Portfolio will invest in the securities of companies domiciled primarily in developed countries, but the equity portion of the Portfolio may invest up to 50% of its net assets in securities of companies domiciled in emerging markets countries.

The Portfolio may invest up to 20% of its assets in preferred securities of companies in commodity-related industries. The Portfolio will not invest more than 20% of its net assets in preferred stock rated below investment grade or unrated securities of comparable quality. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The Portfolio may also invest up to 15% of its net assets in illiquid securities.

Specialist Managers.  Wellington Management, PIMCO and SSgA FM currently provide portfolio management services to this Portfolio. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Wellington Management Investment Selection Process	Wellington Management currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in securities issued by companies in commodity-related industries (the “Commodity Related Securities portion”), Wellington Management invests primarily in equity and equity-related securities of companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. These investments fall within three major sectors: 1) energy, 2) metals and mining and 3) other natural resource-based industries such as agriculture and paper & forest products.

Portfolio weights across these natural resources sectors are driven by bottom up stock selection. Wellington Management uses fundamental research to identify companies with attractive growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections, and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Natural resources companies often operate in countries that are different from the country in which their securities trade. The country allocation is primarily a result of the sector and security selection; however, an important element of this analysis is the economic and political dynamics of each of these countries.

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The other strategy (the “Commodity Strategy”) employed by Wellington Management will be implemented primarily through the Subsidiary. In the Commodity Strategy, Wellington Management invests in commodity-linked derivative instruments, such as swaps, futures and options, based on the research of its Global Industry Analysts, Commodities, and Natural Resources investment teams. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity’s historical price range. The investment universe is not constrained to the commodities held within the Commodity Related Securities strategy.

Commodity prices are driven by both demand and supply dynamics. To assess demand, Wellington Management monitors the behavior of consumers of commodities, which is influenced by both short and long-term factors. In the short-term, the state of the economic cycle, currency fluctuations, and prices of substitutes (e.g., natural gas versus heating oil, or copper versus aluminum) are important. In the long-term, secular changes such as technological progress, developing economies, and environmental regulations influence consumer behavior.

On the supply side, market structure and marginal supplier behavior influence short-term commodity prices. In the long-term, supply is driven by a producer’s outlook for a commodity. The outlook incorporates future price and cost projections, including capital expenditures required to replace machinery, add capacity, and explore for new reserves.

Through its analysis of supply and demand fundamentals, Wellington Management seeks to identify attractive investment opportunities in individual commodities.

The Commodity Strategy maintains diversified exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals and Agriculture & Livestock). Wellington Management manages exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals, and Agriculture & Livestock) based on its top-down view of the attractiveness of each sector, which is influenced by the outlook for global economic growth, global inflation pressure, and major currency relationships, as well as its bottom-up view on the attractiveness of each sector and the roll yield prevailing in the sector.

The PIMCO Investment Selection Process	PIMCO’s investment process is a three-part approach, implemented simultaneously. The first part of this approach relates to managing the core commodities index exposure; the second part involves evaluating and implementing structural strategies within the commodities markets where the primary focus is not to implement actual overweights or underweights of individual commodities versus their respective weights in the index. The third part relates to active management of the short-term collateral portfolio.

Initially, the designated commodity index exposure will be achieved by utilizing total return index swaps or commodity futures (most likely the former). This will be executed using more than one counterparty, and the implementation will be managed in a way that minimizes any potential impact on the futures markets as the positions are established. Next, structural positions will be executed based on PIMCO’s perspective of the commodity market during a given point in time that contributes to incremental value to the portfolio. These structural positions result from PIMCO’s own research and also from the flow of ideas that naturally come as the result of PIMCO’s premier position in commodity markets. The third part of PIMCO’s implementation is management of the collateral supporting the commodity index exposure. The collateral portfolio supporting the commodity exposure will be either managed or guided by PIMCO’s Short-Term desk in an enhanced cash approach consistent with the firm’s overall investment process. Strategy implementation for short-term portfolios relies on various structural yield premiums, including seeking to:

• Exploit the term premium at the short end of the yield curve through duration management;

• Extract a yield premium for managing varying levels of transaction liquidity;

• Obtain a credit premium by investing a portion of the portfolio in securities rated below AAA to capture both yield and diversification benefits; and

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•  Capture a volatility premium; Investors typically overpay for price stability as demonstrated by the fact that implied short-term market volatility is generally higher than actual realized volatility. Therefore by effectively selling price volatility (i.e., purchasing mortgage-backed securities), PIMCO is able to exploit this market inefficiency and capture the yield premium.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Natural Resources Index as deemed appropriate by the Adviser. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements. Further information about the MSCI ACWI Natural Resources Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the MSCI ACWI Natural Resources Index in the same proportions as they are represented in the MSCI ACWI Natural Resources Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the MSCI ACWI Natural Resources Index, or to hold them in the same weightings as they represent in the MSCI ACWI Natural Resources Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the MSCI ACWI Natural Resources Index.

The Institutional International Equity Portfolio

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving “derivative instruments” – forward foreign currency exchange contracts, option or futures contracts or similar instruments – in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. The Portfolio may also invest in high-quality, short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Capital Guardian Trust Company (“CapGuardian”), Artisan Partners Limited Partnership (“Artisan”) and Causeway Capital Management LLC (“Causeway”) and Lazard Asset Management LLC (“Lazard”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA FM is currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The CapGuardian Investment Selection Process	CapGuardian’s selection process is a “bottom-up” approach based on fundamental research and emphasizes individual stock selections, with a focus on industries and market sectors represented in the MSCI EAFE Index rather than country or regional allocation factors. Decisions with respect to both the purchase and sale of individual stocks are made in a manner that is consistent with this “core” investment focus and based on the analysis by one or more of CapGuardian’s individual portfolio managers of fundamental investment factors such as earnings, sales, product lines and other factors. CapGuardian may consider selling a security if the individual portfolio manager

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believes either anticipated earnings or growth potential of a particular issuer has been realized or the factors that underlie the original investment decision are no longer valid or the individual portfolio manager identifies a more attractive situation.

The Artisan Investment Selection Process	In selecting investments for the Portfolio, Artisan uses a fundamental stock selection process focused on identifying long-term growth opportunities. Artisan’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally.

•    Themes. Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for our investment themes. Artisan incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

•    Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high quality companies that are well-managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

•    Valuation. Artisan assesses the relationship between Artisan’s estimate of a company’s sustainable growth prospects and its stock price. Artisan utilizes multiple valuation metrics to establish price targets. The Portfolio may sell a stock when Artisan thinks the stock is approaching full valuation, changing circumstances affect the original reasons for its purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

The Causeway Investment Selection Process	Causeway’s investment approach is to identify stocks that appear to be undervalued through the use of a bottom-up stock selection process and with a view to controlling the volatility of returns. Investment decision-making is team-based and driven by fundamental research and quantitative risk analysis, with a focus on characteristics such as price-to-earnings ratios, dividend yields and share repurchases, price-to-book value and price-to-cash flow ratios and financial strength.

The Lazard Investment Selection Process	Management is done through a “bottom-up” stock selection process utilizing a series of proprietary measures to identify the most attractive stocks in each industry. Specific measures are customized by industry and designed to capture those that the manager believes most significantly influence the price performance of that industry. Mispricings within industries are identified by looking at relative measures including Price/Book, Free Cash Flow/Price, Return on Equity for each company. Future growth is evaluated by examining trends in sales and earnings, R&D expense, operating margins, cash flow growth and other measures. Market sentiment is gauged through stock price strength and sell side analyst projections. Finally, sustainable quality is gauged by measuring the strength of a company’s earnings and its internal ability to grow its business.

Stock selection within individual industries is influenced differently by specific factors. Stocks in growth industries such as technology and information services respond more to growth in top line revenue and their ability to sustain that growth through internal financing. By contrast, performance of energy and basic material companies are driven more by relative valuation and what an investor pays for their assets. Core industries such as consumer staples are characterized by a combination of growth and relative valuation.

Every stock in the strategy’s universe is ranked on a daily basis and an expected return for the stock is developed. Trades are made when one stock’s expected return net of transaction costs is sufficiently greater than an existing holding to warrant the trade. Portfolios are reviewed daily but trading typically is done on a bi-monthly basis unless unusual circumstances exist.

Each trade is researched and discussed by members of the team to validate that trade’s attractiveness. Further input is also provided by the Lazard global sector specialists to avoid investment in companies where additional insight (management changes, legal issues) may not be apparent from

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the team’s analysis. Trades may be disqualified from such input; no trade will be initiated based on a Lazard analyst’s recommendation.

In construction and monitoring of the portfolio, the team pays careful attention to the risk exposures. The management team strives to avoid macro-economic bets and unintended exposures to capitalization, systematic risk (Beta) and dividend yield. The team makes sure that every portfolio is well diversified by industry, sector and region roughly in proportion to the benchmark. The portfolio is generally fully invested; cash is never more than 1-2% of the portfolio.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index as deemed appropriate by the Adviser. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the MSCI EAFE Index in the same proportions as they are represented in the MSCI EAFE Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the MSCI EAFE Index, or to hold them in the same weightings as they represent in the MSCI EAFE Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Emerging Markets Portfolio

The Portfolio will diversify investments across several countries (typically at least 10) in order to reduce the volatility associated with specific markets. The number of countries in which the Portfolio invests will vary and may increase over time as the stock markets in other countries evolve. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries.

The Portfolio may invest in common and preferred equity securities, publicly traded in the United States or in foreign countries in developed or emerging markets, including initial public offerings. As collateral for derivative securities, the Portfolio may also invest in fixed income securities rated investment grade or better issued by U.S. companies. The Portfolio’s equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Portfolio may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

The Portfolio invests primarily in the MSCI EM Index countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and SSgA FM are currently responsible for implementing the active component of the Portfolio’s investment strategy. SSgA FM also manages a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The SSgA FM Investment Selection Process	With respect to that portion of the Portfolio allocated to SSgA FM that is managed in accordance with an “active management” approach, the management team in selecting investments for the Portfolio, identifies attractive countries and stocks to invest in. Through the use of quantitative

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models, the investment team incorporates valuation, growth and sentiment measures to rank countries and securities on relative attractiveness. The team seeks to build a diversified portfolio designed to outperform the Portfolio’s benchmark over time.

With respect to that portion of the Portfolio allocated to SSgA FM that is managed in accordance with the “passive” or “index” investment management approach, SSgA FM adheres to a “passive” or “indexing” investment approach that is designed to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index as deemed appropriate by the Adviser. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” Due to cost and liquidity constraints in the emerging markets, it is not possible or practicable to purchase all of the securities comprising the MSCI EM Index, or to hold them in the same weightings as they represent in the MSCI EM Index. Accordingly, SSgA employs a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the MSCI EM Index. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.”

The TBCAM Investment Selection Process	TBCAM seeks to purchase undervalued securities that have strong fundamentals and a compelling catalyst for business improvement, a process that has yielded a portfolio that has outperformed the MSCI EM Index over full market cycles. Additionally, TBCAM’s consistent sell discipline trims and then eliminates outperforming securities that become expensive relative to the market, which has proven to add value in what has historically been a more volatile asset class than the developed markets.

The Core Fixed Income Portfolio

The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio may invest a substantial portion of its total assets in mortgage-backed and asset-backed issues. Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200%/annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which is taxed as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

Specialist Manager.  BlackRock Financial Management, Inc. (“BlackRock”) currently provides portfolio management services to this Portfolio. The Board of Trustees approved the engagement of Mellon Capital Management Corporation and Seix Investment Advisors LLC as two additional Specialist Managers for the Portfolio. Before they can provide portfolio management services, shareholders of the Portfolio must approve the engagements. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The BlackRock Investment Selection Process	BlackRock applies a controlled-duration, relative value sector rotation and security selection approach to the management of all its fixed income mandates, evaluating the attractiveness of the extra yield offered by fixed income securities relative to the yield offered by U.S. Treasury issues. BlackRock selects from among corporate, mortgage and U.S. government securities. BlackRock also measures various types of risk, focusing on the level of real interest rates, the

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shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. BlackRock may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities and/or to realize capital gains.

The Mellon Capital Investment Selection Process	Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector.

The Seix Investment Selection Process	In making investment decisions for the Portfolio, Seix focuses its management efforts on the “bottom up” principle of security selection along with “top-down” strategies for sector allocation and yield curve structure using rigorous fundamental research as well as a series of proprietary and third party tools to identify value. Seix is organized into teams of portfolio managers and credit analysts along sectors. With diversified portfolios of well-researched companies, value-added security structures and sector rotation, Seix seeks to provide an attractive risk-adjusted return versus the benchmark over a market cycle.

The Fixed Income Opportunity Portfolio

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted below and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities and loans. Purchases and sales of securities and loans may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Credit Suisse High Yield Index (“CS High Yield Index”), an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the Portfolio relative to this benchmark.

Specialist Managers. Seix Investment Advisors LLC (“Seix”) and Pacific Investment Management Company LLC (“PIMCO”) currently provides portfolio management services to this Portfolio. Further information about the Specialist Managers and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

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The Seix Investment Selection Process	In making investment decisions with respect to high yield securities, Seix seeks to focus on capturing the upside potential of the high yield securities market while adhering to risk controls in order to minimize downside risk. Security selection is the key component of this process, and Seix undertakes rigorous credit research and analysis in an effort to identify value opportunities. Seix invests primarily in the healthiest segment of the high yield market, which consists of BB and high B-rated bonds and liquid securities. When evaluating a high yield issuer, Seix looks for current or potential positive free cash flow, sound management, good asset protection, a strong competitive position and access to capital. After analyzing these factors, Seix then turns its attention to the issuer’s security, cash flow and capital structures. Seix’s high yield team continuously monitors individual issuers as well as the industries in which they operate. For each issuer in which Seix invests, return expectations and sell targets are established. In addition to using information obtained through its research and analysis efforts, Seix uses a proprietary model designed to provide a quantitative basis for establishing spread targets. Seix maintains a strong sell discipline, and may eliminate positions once sell targets are reached, when fundamental conditions change significantly, or when a bond’s price falls below a certain level relative to its peer group.

In making investment decisions with respect to securitized assets, Seix focuses on securities that have the potential to outperform the high yield index in the short to intermediate term. Security selection is the key component of this process, and Seix undertakes rigorous credit, market, and structural research to identify such opportunities. Seix will typically look for securitized assets that appear mispriced based on current market conditions, having both relatively high yield and significant capital appreciation potential. Specifically, Seix focuses on the credit quality of the underlying collateral pool, the transaction’s structure, the asset’s expected cash flows and factors that may alter those cash flows, servicer and trustee risk, liquidity, and market conditions. Seix’s securitized assets team continuously monitors market conditions across all sectors in an effort to identify value opportunities. For each securitized asset in which Seix invests, return expectations and sell targets are established. Seix adheres to a strong sell discipline, and eliminates positions once all sell targets are reached, when fundamental conditions change markedly or the underlying collateral pool begins to show unexpected deterioration, or when the security’s price falls below a certain level relative to similar securities for a certain period of time.

The PIMCO Investment Selection Process	PIMCO employs a multi-sector strategy that invests in global corporate credit, both investment grade and high yield, and in emerging market debt. The allocation among each of these markets will vary based on PIMCO’s assessment of global trends and relative valuations. This active and dynamic approach allows for increased responsiveness in asset allocation to changing economic and market conditions while remaining anchored by PIMCO’s investment process and longer-term orientation. The ability to invest globally helps to improve diversification and may allow investors to benefit from differences in business cycles across regions and credit quality trends across credit sections.

PIMCO’s strategy aims to capture additional yield and return afforded by certain structural bond market inefficiencies. Attractive investments still exist within the markets for global corporate credits, and emerging market debt – as well as within other “non-core” areas of the credit market, including taxable municipal bonds and bank loans. However, from an asset allocation perspective, our investment philosophy typically maintain a strong bias for higher-quality, income-producing bonds that reside at the top of a company’s or country’s capital structure.

The U.S. Government Fixed Income Securities Portfolio

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in derivative instruments, including fixed income futures contracts, fixed income options, interest rate swaps, total return swaps and credit default swaps. Such investments may be made to: invest in an asset class with greater efficiency and lower cost; add value when such instruments are attractively priced; adjust sensitivity to changes in

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interest rates; or adjust the overall credit risk of the Portfolio. Losses (or gains) involving futures contracts can sometimes be substantial.

Specialist Managers.  Mellon Capital currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process	Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector.

The U.S. Corporate Fixed Income Securities Portfolio

The Portfolio invests at least 80% of its net assets in investment-grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio may also invest in Treasury obligations, including TIPS, agency debt, sovereign debt and other corporate obligations, including Yankee Bonds, 144A securities, preferred stock and trust preferred/capital notes.

Specialist Managers.  Seix currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Seix Investment Selection Process	In making investment decisions for the Portfolio, Seix focuses its management efforts on the “bottom up” principle of security selection along with “top-down” strategies for sector allocation and yield curve structure using rigorous fundamental research as well as a series of proprietary and third party tools to identify value. Seix is organized into teams of portfolio managers and credit analysts along sectors. With diversified portfolios of well-researched companies, value-added security structures and sector rotation, Seix seeks to provide an attractive risk-adjusted return versus the benchmark over a market cycle.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Portfolio invests at least 80% of its net assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may use futures, options and/or swaps in order to manage duration, yield curve and sector risk, or as a substitute for cash securities. The Portfolio may also purchase private placement or Rule 144A securities. Up to 5% of the Portfolio’s assets may be held in securities which were rated as investment-grade when purchased, but have since been downgraded. The Portfolio may purchase securities on a when-issued basis or for forward delivery and may enter into repurchase agreements.

Specialist Managers.  BlackRock currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The BlackRock Investment Selection Process	BlackRock applies a tightly risk controlled, relative value sector rotation and security selection approach to the management of the U.S. Mortgage/Asset Backed Securities Portfolio.

Real-time analysis of a vast array of risk measures allows us to assess the potential impact of various sector and security strategies on return and tracking error. As a result, we believe performance volatility versus the benchmark is limited.

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BlackRock’s investment approach represents a collaboration between the Portfolio Teams, who are responsible for setting the top-down asset allocation framework for portfolio construction and the Investment Teams, who are responsible for bottom-up idea generation, including research, analysis, and security selection.

BlackRock’s disciplined investment process seeks to control risk and tracking error against the benchmark through: (1) asset allocation and relative value sector/sub-sector rotation and security selection, (2) rigorous quantitative analysis to the valuation of each security and of the portfolio as a whole, (3) intense credit analysis and review. We do this while controlling portfolio duration within a narrow band relative to a benchmark index, and leveraging the judgment and experience of the Portfolio and Investment Teams. Asset allocation decisions reflect both the top-down macroeconomic analysis of the Portfolio Team and the bottom-up analysis conducted by our investment managers. Our primary focus is on sector, sub-sector and security decisions.

Investment Risks and Strategies

The following is a summary of the types of investments that the Trust’s Portfolios may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of each Portfolio’s securities, appears in the Statement of Additional Information.

About Benchmarks and Index Investing.  The benchmarks for The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization Equity Portfolio are the Russell 1000® Value Index, the Russell 1000® Growth Index and the Russell 2000® Index (or substyle indices), respectively. These indexes are among those indexes produced by Russell Investments (“Russell”) and, like many of the indexes in this group, are based on the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies (in terms of market capitalization) and represents approximately 98% of the investable U.S. equity market. The Russell indexes are unmanaged and market cap-weighted. During the second quarter of each year, Russell’s U.S. indexes are adjusted to reflect current stock market capitalizations as of May 31 of that year. This annual “reconstitution” re-ranks each company, establishing the year’s new index membership. The newly adjusted index membership takes effect at the market close on the fourth Friday in June, and remains in place until the following year’s reconstitution process. The Russell indexes referenced above include common stocks issued by companies domiciled in the United States or its territories as well as non-U.S. domiciled companies.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Value Index is designed to measure the performance of those companies included in the Russell 2000® Index that have relatively lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Growth Index is designed to measure the performance of those companies included in the Russell 2000® Index that have relatively higher price-to-book ratios and higher forecasted growth values.

The benchmark for The Institutional International Equity Portfolio is the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”) and the benchmark for The Emerging Markets Portfolios is the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”). The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2011, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2011, the MSCI EM Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

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The benchmarks for The Real Estate Securities Portfolio are the Dow Jones US Select REIT Index and the FTSE EPRA/NAREIT Index. The Dow Jones US Select REIT Index (“REIT Index”) is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded real estate investment trusts (“REITs”) and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate.

The benchmark for The Commodity Returns Strategy Portfolio the MSCI ACWI Natural Resources Index. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements.

The indexes noted above are used by the Board of Trustees and by the Adviser as one standard against which to measure the performance of the Specialist Managers to whom assets of the various Equity Portfolios have been allocated. In addition, a portion of the assets of The Institutional Value Equity, The Institutional Growth Equity, The Institutional Small Capitalization Equity, The Institutional International Equity and The Emerging Markets Portfolios (the “Index Accounts”) are allocated to a Specialist Manager who is committed to investing assets allocated to it in a manner that attempts to replicate the performance of the appropriate benchmark index. At times, subsets of these indices may also be used as a basis for selecting securities for the Index Accounts. This passive investment style differs from the active management investment techniques used by the Trust’s other Specialist Managers. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index.

Securities will be acquired in proportion to their weighting in the relevant index. Under certain circumstances, it may not be possible for an Index Account to acquire all securities included in the relevant index. This might occur, for example, in the event that an included security is issued by one of the Trust’s Specialist Managers or if there is insufficient trading activity in an included security for any reason. To the extent that all securities included in the appropriate index cannot be purchased, the Specialist Manager will purchase a representative sample of other included securities in proportion to their weightings. It is anticipated that these investment methods will result in a close correlation between the performance of the Index Accounts and the performance of the relevant index in both rising and falling markets, and every effort will be made to achieve a correlation of at least 0.95, before deduction of the expenses associated with the management of the respective Index Accounts and the Portfolio of which they are a part. A correlation of 1.00 would represent a perfect correlation between the performance of an Index Account and the relevant index. Investors should be aware, however, that while use of an index investment approach may limit an investor’s losses (before expenses) to those experienced in the overall securities markets as represented by the relevant index, it is also the case that an investor gives up the potential to achieve return in rising markets in excess of the return achieved by the benchmark index.

About Equity Securities.  The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and a Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common, depositary receipts and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

IPO Holding Risk.  IPO holding is the practice of participating in an initial public offering (IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may be limited or no IPOs in which a Portfolio can participate. Even when the Portfolio requests to participate in an IPO, there is no guarantee that a Portfolio will receive an allotment of shares in an IPO sufficient to satisfy a Portfolio’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk.  IPO trading is the practice of participating in an initial public offering (IPO) and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the Portfolio’s portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this

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practice may result in losses if a Portfolio purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

Small Company Risk.  Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities.  Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign fixed income securities are subject to the same risks as other fixed income securities (as described below). Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce a Portfolio’s income.

Foreign Currency Risk.  The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Foreign Government Securities.  Foreign governments, as well as supranational or quasi-governmental entities, such as the World Bank, may issue fixed income securities. Investments in these securities involve both the risks associated with any fixed income investment and the risks associated with an investment in foreign securities. In addition, a governmental entity’s ability or willingness to repay principal and interest due in a timely manner may be affected not only by economic factors but also by political circumstances either internationally or in the relevant region. These risks extend to debt obligations, such as “Brady Bonds,” that were created as part of the restructuring of commercial bank loans to entities (including foreign governments) in emerging market countries. Brady Bonds may be collateralized or not and may be issued in various currencies, although most are U.S. dollar denominated.

Emerging Market Securities.  Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities.  Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities, inflation-indexed bonds, structured notes, including hybrid or “indexed” securities and event-linked bonds and delayed funding loans, as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will

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affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk.  Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

Call/Prepayment Risk and Extension Risk.  Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, a Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. In the case of mortgage-backed or asset-backed issues – securities backed by pools of loans – payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk.  Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Income Portfolios if the relevant Specialist Manager determines that their quality is comparable to rated issues.

Risk Factors Relating to High Yield or “Junk” Bonds.  Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. The Portfolios will not generally purchase “distressed” securities.

When-issued Securities.  Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities.  Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying

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assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls.  Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Floating Rate Loans and Loan Participations.  The Fixed Income Opportunity Portfolio may invest in floating rate loans and loan participations. These instruments – which include first and second lien senior floating rate loans and other floating rate debt securities – generally consist of loans made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates on these loans are most often floating, not fixed, and are tied to a benchmark lending rate (such as the London Interbank Offered Rate or “LIBOR”). Because the interest rate of floating rate loans adjusts periodically, interest rate risk is lower on floating rate loans than on fixed rate loans. Additionally, to the extent that the

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Portfolio invests in senior loans to non-U.S. borrowers, the Portfolio may be subject to the risks associated with any foreign investments (summarized above). The Portfolio may also acquire junior debt securities or securities with a lien on collateral lower than a senior claim on collateral. The risks associated with floating rate loans are similar to the risks of below investment grade securities although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured; although one lending institution will often be required to monitor the collateral. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may also invest in loan participations, by which the Portfolio has the right to receive payments of principal, interest and fees from an intermediary (typically a bank, financial institution or lending syndicate) that has a direct contractual relationship with a borrower. Absent a direct contractual relationship with the borrower, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the underlying loan. As a result, the Portfolio may be exposed to the credit risk of both the borrower and the intermediary offering the participation. Additionally, investment in loan participation interests may result in increased exposure to financial services sector risk. The Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid and may have limited or no right to vote on changes that may be made to the underlying loan agreement. The Portfolio may also purchase loan assignments from an agent bank or other member of a lending syndicate. Such investments may involve risks in addition to those noted above, for example, if a loan is foreclosed, the Portfolio could become part owner of any collateral and would bear the costs and liability associated with such ownership.

Securities Purchased At Discount.  Securities purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, a Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

About Real Estate Investments

Real Estate Investment Trusts (“REITs”).  REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers and derive income primarily from the collection of rents and/or interest income. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Portfolio and certain other of the Portfolios that may invest in REITs will indirectly bear their respective proportionate share of expenses incurred by REITs in which each invests in addition to the expenses incurred directly by that Portfolio.

REITs can generally be classified as Equity REITs, Mortgage REITs, Hybrid REITs and REOC’s. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.

The Real Estate Securities Portfolio will not invest in real estate directly, but only in securities issued by real estate or real estate related companies. However, because of its policy of concentration in the securities of companies in the real estate industry, The Real Estate Securities Portfolio is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate

•	risks related to general and local economic conditions

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•	possible lack of availability of mortgage funds

•	overbuilding

•	extended vacancies of properties

•	increased competition

•	increases in property taxes and operating expenses

•	changes in zoning laws

•	losses due to costs resulting from the clean-up of environmental problems

•	liability to third parties for damages resulting from environmental problems

•	casualty or condemnation losses

•	limitations on rents

•	changes in neighborhood values and the appeal of properties to tenants

•	changes in interest rates

Thus, the value of The Real Estate Securities Portfolio’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Furthermore, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

About Temporary Investment Practices.  It is the intention of the Trust that each of the Portfolios be fully invested in accordance with their respective investment objective and policies at all times. Except with respect to the Index Accounts, a Specialist Manager may seek to maintain liquidity pending investment by investing assets allocated to it in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolios may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization and/or money market funds. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the Specialist Manager receiving the assets may invest those Portfolio assets in short-term money market instruments during a startup or transition period while determining appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of a Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the affected Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.

About Hedging Strategies.  Except with respect to the Index Accounts, a Specialist Manager may, but is not obligated to, use certain strategies (“Hedging Strategies”) on behalf of a Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, each Specialist Manager, including a Specialist Manager responsible for an Index Account, may use Hedging Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Equity Portfolios (except the Index Accounts) and the Income Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, The Institutional International Equity, Emerging Markets and Commodity Returns Strategy Portfolios may, but are not obligated to, use forward foreign currency contracts, foreign currency options and foreign currency

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futures to hedge against fluctuations in the relative value of the currencies in which securities held by these Portfolios are denominated.

The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio may also use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which the foreign securities held by these Portfolios are denominated. In addition, these Portfolios, along with The Short-Term Municipal Bond Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Government Corporate Fixed Income Securities Portfolio and The U.S. Government Mortgage/Asset Backed Fixed Income Securities Portfolio may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indexes or commodity indexes. Swaps may be used to manage the maturity and duration of a fixed income portfolio or to gain exposure to a market without directly investing in securities traded in that market.

Use of the instruments noted above (collectively, “Hedging Instruments”) must be consistent with a Portfolio’s investment objective and policies (and, in the case of the Index Accounts, the indexing strategy described earlier in this Prospectus). The Portfolios may not use Hedging Instruments for speculative purposes. No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that a Specialist Manager will use any Hedging Strategies, a particular Hedging Strategy or a particular Hedging Instrument. However, there are certain overall considerations to be aware of in connection with the use of Hedging Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Hedging Strategy does not occur, it may be that the Portfolio employing such Hedging Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable hedging transactions may not be available in all circumstances. To the extent these strategies are used, they can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates are changing in unexpected ways. A Portfolio may suffer losses disproportionate to the amount of its investments in these securities. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.

About Other Permitted Instruments

Temporary Investment Strategies.  Each of the Portfolios may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio’s total assets. To avoid potential leveraging effects of a Portfolio’s borrowings, however, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are 5% or more of a Portfolio’s total assets. Each of the Portfolios may lend

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portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. No Portfolio will enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio’s total assets.

Liquidity Risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk.  Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies

The Specialist Managers may also acquire, on behalf of a Portfolio, other securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. The Portfolios may invest in these instruments to achieve market exposure pending direct investment in securities in accordance with the investment policies of the relevant Portfolio, to hedge against the relative value of the securities in which an acquiring Portfolio primarily invests, or to facilitate the management of cash flows in or out of that Portfolio. Other investment company securities that may be acquired by a Portfolio include those of investment companies which invest in short-term money market instruments.

Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Portfolios may invest in ETFs. Such ETFs are unaffiliated with the Portfolio.

Many ETFs seek to replicate the performance of a securities market index or a group of securities markets (“Index-based ETFs”) in a particular geographic area. Thus, investment in Index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In particular, the Portfolio may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

Disclosure of Portfolio Holdings

A complete list of each Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolios’ policies and procedures with respect to disclosure of the Portfolios’ securities is provided in the Trust’s Statement of Additional Information (“SAI”).

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Fund Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.

Advisory Services

HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreement (“HC Capital Agreement”) with the Trust. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser is not responsible for day-to-day investment decisions for the Trust or its Portfolios. The Adviser is, however, responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those Portfolios served by more than one Specialist Manager. Each of the Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Adviser may, from time to time, reallocate the assets of a multi-manager Portfolio among the Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio. Under the HC Capital Agreement, the Adviser does have direct authority to invest and reinvest the Trust’s assets but does not currently do so. The Adviser is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.

As part of its oversight responsibilities, the Adviser seeks to manage overall active portfolio risk. In connection with this effort, the Adviser may, from time to time, determine that, as a result of investment decisions in actively managed portions of a Portfolio, the overall Portfolio is underweight with respect to a specific market sector represented in the designated benchmark index. If, in the Adviser’s judgment, it is appropriate to do so from a risk management perspective, the Adviser may direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that replicates a subset of the market sector that, in the Adviser’s judgment, is underweighted in the Portfolio as a whole. By way of example, application of the investment process of an active manager may result in a decision to limit investments in financial services. Taking into account the Portfolio’s overall structure, however, the Adviser may determine that a Portfolio is disproportionately underweight in financial services from a risk management perspective. Under such circumstances, the Adviser may (but is not required to) direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that tracks the performance of the financial services sector or subset of the designated index. The companies represented in the subset (“Subset Components”) will be determined by the Specialist Manager responsible for the “indexed” portion of the Portfolio and it is expected that investments in each of the Subset Components will be made weighted in accordance with the overall benchmark index.

The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission (“SEC”) that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The Trust’s shareholders have also approved this arrangement, however, the exemptive relief required from the SEC has not yet been obtained.

Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the HC Capital Agreement, the Adviser is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of August 31, 2011, approximately $18.6 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle.

Specialist Managers.  Day-to-day investment decisions for each of the Portfolios are the responsibility of one or more Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the respective Portfolios, and subject to the general supervision of the Trust’s Board of Trustees, each of the Specialist Managers is

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responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for the Portfolios they serve.

In the case of those Portfolios that are served by more than one Specialist Manager, the Adviser is responsible for determining the appropriate manner in which to allocate assets to each such Specialist Manager. The Adviser may increase or decrease the allocation to a Specialist Manager, if it deems it appropriate to do so, in order to achieve the overall objectives of the Portfolio involved. Allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend that the Board of Trustees terminate a particular Specialist Manager when it believes that such termination will benefit a Portfolio. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selection processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.

The following is information on how the management fees were calculated for each of the following Portfolios served by more than one Specialist Manager:

The Institutional Value Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 31% AllianceBernstein, 21% ICAP, 13% PIMCO and 35% SSgA FM.

The Institutional Growth Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 33% SGA, 32% Jennison, 18% PIMCO and 17% SSgA FM.

The Institutional Small Capitalization Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 24% IronBridge, 20% Frontier, 18% Pzena, 19% SSgA FM and 19% Cupps.

The Real Estate Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011, adjusted for assets allocated to any new Specialist Managers after June 30, 2011, of 100% Wellington and 0% SSgA FM.

The Commodity Returns Strategy Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an allocation of assets at June 30, 2011, adjusted for assets allocated to any new Specialist Managers after June 30, 2011, of 30% Wellington Global Natural Resources strategy, 19% Wellington Commodity strategy, 21% PIMCO and 30% SSgA FM.

The Institutional International Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011, adjusted for assets allocated to any new Specialist Managers after June 30, 2011, of 33% Capital Guardian, 32% Causeway, 26% Artisan, Lazard 9% and 0% SSgA FM.

The Emerging Markets Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 88% SSgA FM (active strategy), 12% TBCAM and 0% SSgA FM (passive strategy).

The Core Fixed Income Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 39% BlackRock, 31% Mellon Capital and 30% Seix.

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The Fixed Income Opportunity Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 100% Seix and 0% PIMCO.

A detailed description of the Specialist Managers that currently serve the Trust’s various Portfolios is found in the “Specialist Manager Guide” included in this Prospectus.

A discussion regarding the Board of Trustees’ basis for approving the Trust’s agreements with the Adviser and each of the Specialist Managers appears in the Trust’s Annual Report to Shareholders dated June 30, 2011.

Additional Information About Fund Management

The Commodity Returns Strategy Portfolio may pursue its investment objective, in part, by investing in the Subsidiaries. Each of the Subsidiaries has entered into a separate contract with one of the Specialist Managers whereby the respective Specialist Manager provides investment advisory and other services to the Subsidiary. Neither the Adviser nor the Specialist Managers receive separate compensation from the Subsidiaries for provision of these services. The Portfolio pays the Adviser and the Specialist Managers their management fees based on the Portfolio’s assets, including its investment in the Subsidiaries.

Shareholder Information

Purchases and Redemptions

Purchasing Shares of the Portfolios.  Shares of each of the Portfolios are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”

Calculating NAV.  A Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open.  The NAV is calculated by adding the total value of a Portfolio’s investments and other assets attributable to HC Strategic Shares, subtracting its liabilities attributable to HC Strategic Shares and then dividing that figure by the number of outstanding HC Strategic Shares of that Portfolio:

NAV =	total assets – liabilities
number of shares outstanding

The value of each Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price a Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust’s Board of Trustees.

Acceptance of Purchase Orders; Anti-Money Laundering Policy.  Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

If accepted by the Trust, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest,

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subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

Multiple Class Portfolios.  The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Strategic Shares. HC Strategic Shares are available to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a. Name;

b. Date of birth, for an individual;

c. Address, which shall be:

1) For an individual, a residential or business street address;

2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d. Identification Number, which shall be:

1) For a U.S. person, a taxpayer identification number; or

2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification.  As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

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If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

Redeeming Your Shares.  You may redeem your shares in any Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared – normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions.  Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of a Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of a Portfolio “in kind” by exchanging securities for shares of the selected Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in a Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolios may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries.  Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

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Dividends and Distributions.  Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio are paid on a quarterly basis. Dividends on The Institutional International Equity Portfolio are paid semi-annually. Dividends on The Emerging Markets Portfolio are paid on an annual basis. Income dividends on each of the Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually.

Federal Taxes.  The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Portfolio Distributions.  Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 35% (39.6% beginning January 1, 2013), except as discussed below.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15% (20% beginning January 1, 2013).

In 2011 and 2012, but not in later years, distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of fifteen percent (15%), as long as certain requirements are met. In general, distributions paid by a Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by that Portfolio. To the extent that The Real Estate Securities Portfolio invests a significant portion of its assets in REITs (which is anticipated to be the case), distributions attributable to operating income of those REITs will generally not constitute “qualifying dividends” for purposes of the 15% rate. Accordingly, investors in The Real Estate Securities Portfolio should anticipate that a significant portion of the dividends to them each year will be taxable at the higher rates generally applicable to ordinary income, rather than being eligible for the 15% rate normally applicable to dividends in 2011 and 2012.

Distributions from each Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges.  You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in any Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.  One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other Tax-Qualified Plans are usually taxed as ordinary income.

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Other Tax Exempt Investors.  Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Portfolio.

Foreign Taxes Incurred by The Institutional International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios.  It is expected that The Institutional International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Each of these Portfolios, except The Commodity Returns Strategy Portfolio, is expected to have more than 50% of its assets at the close of each year invested in stocks or securities of foreign corporations and, therefore, may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolios pay. The Commodity Returns Strategy Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolio pays if more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations. If this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

Backup Withholding.  A Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders.  Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes.  You may also be subject to state and local taxes on distributions and redemptions, including distributions from The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond Portfolio. State income taxes may not apply, however, to the portions of each Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions.  Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at a maximum rate of 15% will sunset after 2012.

Special Tax Considerations Related to The Commodity Returns Strategy Portfolio.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, The Commodity Returns Strategy Portfolio must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualified income”). The tax treatment of commodity-linked notes and certain other derivative instruments under tests to qualify as a regulated investment company is not certain. The Trust received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute qualifying income under Code. If the commodity-linked

79

More Information About Fund Investments and Risks (continued)

instruments in which the Portfolio invests were not regarded as producing qualifying income, then the Portfolio might fail to qualify as a regulated investment company. In addition, the Subsidiary will invest in commodity-linked swaps and certain other commodity-linked derivatives. The Trust has received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiary will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiary were not considered to be qualifying income, the Portfolio might fail to qualify as a regulated investment company.

In addition, another requirement for qualifying for the special tax treatment accorded regulated investment companies and their shareholders is that the Portfolio must satisfy several diversification requirements, including the requirement that not more than 25% of the value of the Portfolio’s total assets may be invested in the securities (other than those of the US Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. Therefore, the Portfolio may not invest any more than 25% of the value of its assets in the Subsidiary. Absent this diversification requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiary.

More information about taxes is in the Statement of Additional Information.

80

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Trust’s Portfolios for the past five years or since the inception of the Portfolio, if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust’s financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

		Change in Net Assets
		Resulting from Operations:			Distributions to Shareholders:							Ratios/Supplementary Data
													Ratio of	Ratio of
			Net										Expenses to	Expenses to
			Realized/										Average Net	Average Net	Ratio of	Ratio of Net
	Net Asset		Unrealized			Net							Assets, Prior to	Assets, Net of	Expenses to	Investment
	Value,	Net	Gains		Net	Realized	Tax		Total	Net Asset		Net Assets at	Expenses Paid	Expenses Paid	Average Net	Income (Loss) to
	Beginning	Investment	(Losses) on	Total from	Investment	Gains from	Return of		Distributions to	Value, End	Total	End of Period	Indirectly and	Indirectly and	Assets, Net of	Average Net	Portfolio
	of Period	Income (Loss)	Investments	Operations	Income	Investments	Capital		Shareholders	of Period	Return(a)	(in thousands)	Waivers(b)	Waivers(b)	Waivers(b)	Assets(b)	Turnover Rate(a)(c)

The Institutional Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2011	$10.26	$0.23	$2.67	$2.90	$(0.20)	$—	$—		$(0.20)	$12.96	28.41%	$820,117	0.40%	0.35%	0.35%	1.79%	97.05	%(d)
Year Ended June 30, 2010	9.02	0.17	1.24	1.41	(0.17)	—	—		(0.17)	10.26	15.54%	688,971	0.42%	0.37%	0.38%	1.60%	107.30%
Period Ended June 30, 2009(e)	12.93	0.26	(3.93)	(3.67)	(0.24)	—	—		(0.24)	9.02	(28.85)%	377,956	0.41%	0.38%	0.41%	2.96%	129.30%

The Institutional Growth Equity Portfolio HC Strategic Shares
Year Ended June 30, 2011	$10.58	$0.12	$3.50	$3.62	$(0.10)	$—	$—		$(0.10)	$14.10	34.29%	$1,072,089	0.39%	0.38%	0.37%	0.92%	85.12	%(d)
Year Ended June 30, 2010	9.50	0.07	1.10	1.17	(0.09)	—	—		(0.09)	10.58	12.23%	858,425	0.40%	0.40%	0.40%	0.68%	85.24%
Period Ended June 30, 2009(f)	12.36	0.11	(2.88)	(2.77)	(0.09)	—	—		(0.09)	9.50	(21.82)%	541,074	0.40%	0.39%	0.39%	1.36%	66.73%

The Institutional Small Capitalization Equity Portfolio HC Strategic Shares
Year Ended June 30, 2011	$10.32	$0.05	$3.59	$3.64	$(0.06)	$—	$—		$(0.06)	$13.90	35.33%	$188,534	0.71%	0.71%	0.71%	0.42%	100.93%
Year Ended June 30, 2010	8.88	0.05	1.43	1.48	(0.04)	—	—		(0.04)	10.32	16.65%	161,671	0.72%	0.71%	0.72%	0.41%	156.96%
Period Ended June 30, 2009(g)	12.93	0.05	(4.05)	(4.00)	(0.05)	—	(0.00	)(h)	(0.05)	8.88	(31.85)%	200,992	0.75%	0.73%	0.74%	0.65%	71.46%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.

(d)	Portfolio Turnover does not include TBA security transactions.
(e)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.
(f)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.
(g)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.
(h)	Amount rounds to less than $0.005 per share.

81

Financial Highlights (continued)

		Change in Net Assets
		Resulting from Operations:				Distributions to Shareholders:							Ratios/Supplementary Data
														Ratio of	Ratio of
				Net										Expenses to	Expenses to
				Realized/										Average Net	Average Net	Ratio of	Ratio of Net
	Net Asset			Unrealized			Net							Assets, Prior to	Assets, Net of	Expenses to	Investment
	Value,	Net		Gains		Net	Realized	Tax		Total	Net Asset		Net Assets at	Expenses Paid	Expenses Paid	Average Net	Income (Loss) to
	Beginning	Investment		(Losses) on	Total from	Investment	Gains from	Return of		Distributions to	Value, End	Total	End of Period	Indirectly and	Indirectly and	Assets, Net of	Average Net	Portfolio
	of Period	Income (Loss)		Investments	Operations	Income	Investments	Capital		Shareholders	of Period	Return(a)	(in thousands)	Waivers(b)	Waivers(b)	Waivers(b)	Assets(b)	Turnover Rate(a)(c)

The Real Estate Securities Portfolio HC Strategic Shares
Year Ended June 30, 2011	$13.53	$0.20		$4.71	$4.91	$(0.33)	$(0.51)	$—		$(0.84)	$17.60	37.15%	$147,326	0.80%	0.80%	0.80%	2.15%	79.82%
Year Ended June 30, 2010	10.08	0.21		3.53	3.74	(0.27)	(0.02)	—		(0.29)	13.53	37.08%	207,039	0.82%	0.82%	0.82%	1.91%	45.39%
Period Ended June 30, 2009(d)	10.00	0.02		0.07	0.09	(0.01)	—	—		(0.01)	10.08	0.91%	37,123	1.05%	1.05%	1.05%	1.57%	4.41%

The Commodity Returns Strategy Portfolio HC Strategic Shares
Year Ended June 30, 2011(e)	$9.57	$0.04		$3.19	$3.23	$(0.04)	$(0.14)	$—		$(0.18)	$12.62	33.86%	$500,846	1.03%	1.03%	1.03%	0.40%	79.60%
Period Ended June 30, 2010(f)	10.00	—	(i)	(0.43)	(0.43)	—	—	—		—	9.57	(4.30)%	120,841	1.06%	1.06%	1.06%	(0.40)%	3.26%

The Institutional International Equity Portfolio HC Strategic Shares
Year Ended June 30, 2011	$8.51	$0.25		$2.49	$2.74	$(0.28)	$—	$—		$(0.28)	$10.97	32.24%	$1,753,957	0.58%	0.58%	0.58%	2.30%	54.67%
Period Ended June 30, 2010(g)	9.64	0.14		(1.14)	(1.00)	(0.13)	—	—		(0.13)	8.51	(10.46)%	1,417,353	0.60%	0.59%	0.60%	2.48%	24.84%

The Emerging Markets Portfolio HC Strategic Shares
Year Ended June 30, 2011	$17.81	$0.25		$4.72	$4.97	$(0.15)	$(0.21)	$—		$(0.36)	$22.42	28.05%	$510,732	1.00%	1.00%	1.00%	1.21%	61.56%
Period Ended June 30, 2010(h)	18.84	0.12		(1.15)	(1.03)	— (h)	—	—	(h)	—	17.81	(5.45)%	345,184	1.04%	1.04%	1.04%	1.32%	44.29%

The Core Fixed Income Portfolio HC Strategic Shares
Year Ended June 30, 2011	$10.25	$0.19		$0.15	$0.34	$(0.25)	$(0.20)	$—		$(0.45)	$10.14	3.36%	$103,528	0.33%	0.33%	0.33%	2.30%	684.04	%(j)
Year Ended June 30, 2010	9.57	0.32		0.70	1.02	(0.34)	—	—		(0.34)	10.25	10.78%	356,056	0.34%	0.34%	0.34%	3.23%	511.41	%(j)
Year Ended June 30, 2009	9.78	0.46		(0.17)	0.29	(0.50)	—	—		(0.50)	9.57	3.19%	299,234	0.38%	0.38%	0.38%	4.88%	221.65	%(j)
Year Ended June 30, 2008	9.69	0.51		0.09	0.60	(0.51)	—	—		(0.51)	9.78	6.20%	310,476	0.34%	0.34%	0.34%	5.09%	201.23	%(j)
Year Ended June 30, 2007	9.67	0.48		0.02	0.50	(0.48)	—	—		(0.48)	9.69	5.22%	267,050	0.35%	0.35%	0.35%	4.87%	159.95	%(j)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.

(d)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.

(e)	Statement has been consolidated. Please see Note 2K in notes to financial statements for basis of consolidation.
(f)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.

(g)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.
(h)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.

(i)	Amount rounds to less than $0.005 per share.
(j)	Portfolio Turnover does not include TBA security transactions.

82

Financial Highlights (continued)

		Change in Net Assets
		Resulting from Operations:			Distributions to Shareholders:						Ratios/Supplementary Data
											Ratio of	Ratio of
			Net								Expenses to	Expenses to
			Realized/								Average Net	Average Net	Ratio of	Ratio of Net
	Net Asset		Unrealized			Net					Assets, Prior to	Assets, Net of	Expenses to	Investment
	Value,	Net	Gains		Net	Realized	Total	Net Asset		Net Assets at	Expenses Paid	Expenses Paid	Average Net	Income (Loss) to
	Beginning	Investment	(Losses) on	Total from	Investment	Gains from	Distributions to	Value, End	Total	End of Period	Indirectly and	Indirectly and	Assets, Net of	Average Net	Portfolio
	of Period	Income (Loss)	Investments	Operations	Income	Investments	Shareholders	of Period	Return(a)	(in thousands)	Waivers(b)	Waivers(b)	Waivers(b)	Assets(b)	Turnover Rate(a)(c)

The Fixed Income Opportunity Portfolio HC Strategic Shares
Year Ended June 30, 2011	$6.73	$0.57	$0.66	$1.23	$(0.57)	$—	$(0.57)	$7.39	18.78%	$452,436	0.54%	0.54%	0.54%	7.84%	157.18%
Year Ended June 30, 2010	6.19	0.58	0.52	1.10	(0.56)	—	(0.56)	6.73	18.19%	378,847	0.56%	0.56%	0.56%	8.57%	126.93%
Year Ended June 30, 2009	6.92	0.49	(0.73)	(0.24)	(0.49)	—	(0.49)	6.19	(2.79)%	283,894	0.60%	0.60%	0.60%	8.72%	100.90%
Year Ended June 30, 2008	7.58	0.52	(0.57)	(0.05)	(0.61)	—	(0.61)	6.92	(0.64)%	157,623	0.57%	0.57%	0.57%	7.23%	113.40%
Year Ended June 30, 2007	7.29	0.57	0.20	0.77	(0.48)	—	(0.48)	7.58	10.40%	145,576	0.61%	0.61%	0.61%	7.46%	139.66%

The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Period Ended June 30, 2011(d)	$10.00	$0.07	$0.01	$0.08	$(0.07)	$—	$(0.07)	$10.01	0.85%	$291,810	0.26%	0.26%	0.26%	1.43%	73.52%

The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares
Period Ended June 30, 2011(d)	$10.00	$0.18	$(0.04)	$0.14	$(0.18)	$—	$(0.18)	$9.96	1.44%	$233,801	0.36%	0.36%	0.36%	3.48%	127.65%

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Period Ended June 30, 2011(d)	$10.00	$0.10	$0.13	$0.23	$(0.10)	$—	$(0.10)	$10.13	2.33%	$278,160	0.31%	0.31%	0.31%	1.60%	10.64	%(e)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.

(d)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.

(e)	Portfolio Turnover does not include TBA security transactions.

83

Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Managers and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the respective Portfolios is available in the SAI. The U.S. Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio were in operation for a portion of the fiscal year ended June 30, 2011.

AllianceBernstein L.P.  (“AllianceBernstein”) serves as a Specialist Manager for The Institutional Value Equity Portfolio. AllianceBernstein is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 1345 Avenue of the Americas, New York, NY, 10105. As of June 30, 2011, AllianceBernstein had total assets under management of approximately $461 billion, of which approximately $43.8 billion represented assets of institutional mutual/commingled funds.

For its services under this Agreement with respect to the portion of the Portfolio allocated to AllianceBernstein from time to time (the “AllianceBernstein Account”), AllianceBernstein shall receive a fee calculated at an annual rate and payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined below). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. In the event Combined Assets are less than $300 million one year following the initial funded value of the AllianceBernstein Account, other than as a result of market movement, the fee payable in respect of the Combined Assets shall revert to 0.90% on the first $15 million, 0.50% on the next $35 million and 0.40% on the balance until such time as Combined Assets exceed $300 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of: (a) the net assets in the AllianceBernstein Account; and (b) the net assets of The Value Equity Portfolio managed by AllianceBernstein, and (c) other assets managed by AllianceBernstein, for certain other clients of the Adviser managed by AllianceBernstein within the same strategy. Pursuant to a Fee Waiver Agreement dated October 16, 2009 and the Amendments to the Fee Waiver Agreement dated December 16, 2010 and June 30, 2011, AllianceBernstein has contractually agreed to waive the portion of the fee to which it is entitled that exceeds 0.25% of the average daily net assets of the Combined Assets, for the period October 1, 2009 to September 30, 2011 and it will waive that portion of the fee to which it is entitled that exceeds 0.31% of the Portfolio’s average daily net asset value of the Combined Assets for the period from October 1, 2011 through September 30, 2012. During the fiscal year ended June 30, 2011 AllianceBernstein received a fee of 0.37% of the average daily net assets of the portion of The Institutional Value Equity Portfolio allocated to AllianceBernstein.

Gerry Paul and Greg Powell are responsible for making day-to-day investment decisions for that portion of The Institutional Value Equity Portfolio allocated to AllianceBernstein. Mr. Paul was appointed CIO of the North American Value Equity Investment Policy Group and Co-CIO of U.S. Large Cap Equities in 2009. Prior to this appointment, Mr. Paul was the Global Head of Diversified Value Services, CIO — Advanced Value Fund, CIO — Small and Mid-Capitalization, and Co-CIO — Real Estate Investments. Mr. Paul joined Bernstein in 1987 as a research analyst covering the automotive industry. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

Mr. Powell was appointed Director of Research of US Large Cap Value Equities in 2010. Prior to this appointment, Mr. Powell had been the director of research of Equity Hedge Fund Strategies, focusing on the management of the short portfolio in the Global Opportunities Fund, working with the Global Research Team (since 2005). From March 2009 to late 2010, he was also the head of Fundamental Value Research, responsible for overseeing our fundamental-research analysts. Mr. Powell joined Bernstein in 1997 as an analyst supporting the Advanced Value Fund and was promoted to become the Fund’s director of research in 1999. He earned a BA in economics and mathematics in 1981 from the University of California at Santa Barbara and an MA and PhD in economics in 1983 and 1986, respectively, from Northwestern University.

Artisan Partners Limited Partnership (“Artisan”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Artisan, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2011, Artisan managed total assets in excess of $63.6 billion, of which approximately $38.1 billion consisted of mutual fund assets. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (Artisan Partners Holdings). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

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Specialist Manager Guide (continued)

Mr. Mark L. Yockey, a managing director of Artisan, is responsible for making day-to-day investment decisions for the portion of The Institutional International Equity Portfolio allocated to Artisan. Mr. Yockey joined Artisan in 1995 as a portfolio manager.. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

For its services to The Institutional International Equity Portfolio, Artisan receives a fee, payable monthly, at an annual rate of 0.47% of the average daily net assets allocated to Artisan so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio allocated to Artisan at the following annual rates: 0.80% on assets up to $50 million; 0.60% on assets from $50 million to $100 million; and 0.70% on assets in excess of $100 million. For purposes of computing Artisan’s fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan; and (b) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan. During the fiscal year ended June 30, 2011 Artisan received a fee of 0.47% of the average daily net assets of the portion of Portfolio allocated to Artisan.

BlackRock Financial Management, Inc.  (“BlackRock”) serves as Specialist Manager for The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. BlackRock, which has managed fixed income assets since 1988 and is a registered investment adviser, is headquartered at 55 East 52nd Street, New York, NY, 10055. For its services to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, BlackRock is entitled to receive a fee of 0.175% of the average daily net assets of the first $200 million of the Combined Assets (as defined below) of that portion of the Portfolio allocated to BlackRock and 0.15% of those Combined Assets exceeding $200 million. For purposes of computing BlackRock’s fee for the two Portfolios, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by BlackRock in each of The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and certain other assets managed by BlackRock for clients of Hirtle Callaghan and Co., LLC. During the fiscal year ended June 30, 2011 BlackRock received a fee of 0.20% of the average daily net assets of that portion of The Core Fixed Income Portfolio allocated to BlackRock. BlackRock became a Specialist Manager to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio during the most recent fiscal year. As of June 30, 2011, BlackRock, together with its asset management affiliates, managed total assets of approximately $3.66 trillion.

The portfolio management team is led by a team of investment professionals at BlackRock. Akiva Dickstein and Matthew Kraeger, are responsible for making day-to-day investment decisions with respect to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Portfolio. Mr. Dickstein, Managing Director, is a member of the Multi-Sector & Mortgages Investment Management Group within BlackRock Fundamental Fixed Income and head of Mortgage Portfolios. Prior to joining BlackRock in 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. From 1993 to 2001, Mr. Dickstein was with Lehman Brothers, most recently as a Senior Vice President in Mortgage Derivatives Trading. Mr. Kraeger, Director, is a member of the Multi-Sector & Mortgages Investment Management Group within BlackRock Fundamental Fixed Income and a portfolio manager on the Mortgage Portfolio Team. Mr. Kraeger moved into his current role in the Portfolio Management Group in 2004. He began his investment career as an analyst in BlackRock’s Operations department in 2000.

BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. Bank of America Corporation (Bank of America) owns approximately 34% of BlackRock, The PNC Financial Services Group (PNC) owns approximately 24%, Barclays Bank PLC (Barclays) owns approximately 20%, and institutional investors, employees and the public own approximately 22% (NYSE:BLK).

The Boston Company Asset Management LLC (“TBCAM”) serves as a Specialist Manager for The Emerging Markets Portfolio. TBCAM is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act and is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. TBCAM is headquartered at the One Boston Place, Boston, MA 02108. Messrs. Kirk Henry, CFA and Warren Skillman are the individuals primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to TBCAM. As of June 30, 2011, TBCAM had total assets under management of approximately $42.2 billion in assets.

Mr. Henry is a Senior Managing Director and joined TBCAM in May, 1994. He currently serves as the Director of Non-US Value Equities and Lead Portfolio Manager on the Non-US and Emerging Markets Value strategies. He is also a member of TBCAM’s Executive Management Team. He graduated with a BA in Human Biology from Stanford University. He received an MBA in

85

Specialist Manager Guide (continued)

Accounting and Finance from the University of Chicago. Mr. Henry holds the Chartered Financial Analyst designation and is a member of CFA Institute and The Boston Security Analysts Society.

Mr. Skillman is a Managing Director and joined TBCAM in September, 2005 and is a Portfolio Manager on TBCAM’s Non-US Value Equity Investment Team; his primary research responsibility is emerging markets. Mr. Skillman received a BA from Boston College and an MS in Finance from the London School of Business.

For its services to the Portfolio, TBCAM receives a fee at the annual rate of 0.90% of the average daily net assets of the first $50 million of that portion of the assets of the Portfolio that may, from time to time be allocated to TBCAM (the “TBCAM Account”); 0.85% on the next $50 million of the average daily net assets of TBCAM Account; 0.70% on the next $100 million of the average daily net assets of TBCAM Account; and 0.60% on assets over $200 million. During the fiscal year ended June 30, 2011 TBCAM received a fee of 0.90% of the average daily net assets of that portion of The Emerging Markets Portfolio allocated to TBCAM.

Capital Guardian Trust Company (“CapGuardian”) serves as a Specialist Manager for The Institutional International Equity Portfolio. CapGuardian, the principal offices of which are located at 333 South Hope Street, Los Angeles, CA 90071, is an investment adviser registered with the Securities and Exchange Commission and a California state-chartered trust company organized in 1968. CapGuardian is a wholly owned subsidiary of Capital Group International, Inc., which itself is wholly owned by The Capital Group Companies, Inc. The Capital Group is privately held and is the parent company of several other subsidiaries, all of which provide investment management services. As of June 30, 2011, CapGuardian managed total assets of in excess of $51.5 billion, including approximately $4.3 billion in assets of registered investment companies.

For its services to The Institutional International Equity Portfolio, CapGuardian receives a fee based on the average of the average daily net asset values as of the last business day of each of the three months in the calendar quarter of the portion of the Portfolio’s assets managed by it, at an annual rate of: 0.70% for the first $25 million in such assets; 0.55% for the next $25 million in such assets; 0.425% for the next $200 million in such assets; and 0.375% for those assets in excess of $250 million. For its services to the Portfolio during the fiscal year ended June 30, 2011 CapGuardian received a fee of 0.35% of the average quarterly net assets, determined by the average daily net asset values as of the last business day of each month during the quarter of that portion of the Portfolio allocated to CapGuardian.

Certain fee discounts may apply based on the aggregated annual fees paid to CapGuardian by the Portfolio. When calculating the fees to be paid to CapGuardian by the Portfolio, the Portfolio’s assets allocated to CapGuardian are aggregated with certain other assets managed by CapGuardian to determine the fee rate that will apply.

CapGuardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the portion of the Portfolio managed by CapGuardian is divided into a segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by the Portfolio’s objectives and policies and by CapGuardian’s investment committee. In addition, CapGuardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio segment. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

Mr. Gerald Du Manoir, senior vice president of CapGuardian joined the Capital organization in 1990. Mr. David I. Fisher, chairman emeritus of CapGuardian, has been with the Capital organization since 1969. Ms. Nancy J. Kyle is vice chair of CapGuardian and joined the Capital organization in 1991. Mr. Lionel M. Sauvage is a senior vice president of CapGuardian and has been with the Capital organization since 1987. Mr. Rudolf M. Staehelin is corporate manager, vice chairman and senior vice president of Capital International S.A., an affiliate of CapGuardian, and joined the Capital organization in 1981. Mr. Philip Winston is a senior vice president of Capital International, Ltd., an affiliate of CapGuardian, and joined the Capital organization in 1997. In addition to the managers mentioned above, a portion of the portfolio is managed by a team of investment analysts.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Causeway’s headquarters are located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025. As of June 30, 2011, Causeway, which is registered as an investment adviser with the SEC, had total assets under management of approximately $13.7 billion, of which $5.1 billion consisted of mutual fund assets.

For its services to The Institutional International Equity Portfolio, Causeway receives a fee, payable monthly, at an annual rate of 0.45% of the average daily net assets allocated to Causeway. During the fiscal year ended June 30, 2011 Causeway received a fee of 0.45% of the average daily net assets of the portion of the Portfolio allocated to Causeway.

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Day-to-day management of those assets of The Institutional International Equity Portfolio allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Kevin Durkin and Conor Muldoon. Ms. Ketterer, Mr. Hartford, Mr. Doyle, Mr. Eng, and Mr. Durkin have been investment professionals with Causeway since 2001 and Mr. Muldoon has been an investment professional with Causeway since 2003. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle, Eng, and Durkin, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity.

Cupps Capital Management, LLC (“Cupps”) serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. For its services to The Institutional Small Capitalization Equity Portfolio, Cupps receives a fee based on the average daily net asset value of that portion of the Portfolio allocated to it, at an annual rate of 0.85%. Cupps became a Specialist Manager to the Portfolios during the most recent fiscal year. As of June 30, 2011, Cupps had total assets under management of approximately $636.9 million in assets.

Cupps, the principal offices of which are located at 300 North LaSalle Boulevard, Suite 5425, Chicago, Illinois 60654, was established in 2000 as a Delaware limited liability company and is a registered investment adviser. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolio assets assigned to Cupps. Mr. Cupps founded Cupps and has been its President and Chief Investment Officer since the firm’s inception in 2000. He is responsible for the research agenda of the firm’s investment team and has analyst responsibilities within the healthcare and technology sectors. Mr. Cupps attended Harvard University where he studied economics and graduated cum laude in 1992.

Frontier Capital Management Company, LLC (“Frontier”) serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. For its services to The Institutional Small Capitalization Equity Portfolio, Frontier receives a fee based on the average daily net asset value of the portion of the Portfolio’s assets managed by it, at an annual rate of 0.45%. During the fiscal year ended June 30, 2011 Frontier received fees of 0.45% of the average daily net assets of the portion of The Institutional Small Capitalization Equity Portfolio allocated to Frontier.

Frontier, the principal offices of which are located at 99 Summer Street, Boston, MA 02110, was established in 1980 and is a registered investment adviser. Michael Cavarretta is responsible for making the day-to-day investment decisions for the portion of the Portfolio’s assets assigned to Frontier. Mr. Cavarretta has been Chairman of Frontier since 2010, is a Chartered Financial Analyst and has been an investment professional with Frontier since 1988. He received an MBA from Harvard Business School in 1988. Frontier had, as of June 30, 2011, approximately $10.8 billion in assets under management, of which approximately $2.2 billion represented assets of mutual funds. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

Institutional Capital, LLC (“ICAP”) serves as a Specialist Manager for The Institutional Value Equity Portfolio. For its services to The Institutional Value Equity Portfolio, ICAP receives a fee based on the average daily net asset value of the portion of the Portfolio’s assets managed by it, at an annual rate of 0.35%. During the fiscal year ended June 30, 2011 ICAP received fees of 0.35% of the average daily net assets of the portion of The Institutional Value Equity Portfolio allocated to ICAP.

ICAP, the principal offices of which are located at 225 West Wacker, Chicago, IL 60606, is a registered investment adviser and a direct wholly-owned subsidiary of New York Life Investment Management Holdings LLC. ICAP has provided investment management services for equity assets since 1970. ICAP had assets of approximately $21 billion under management as of June 30, 2011, of which approximately $9.5 billion represented assets of mutual funds. The investment decisions for the Portfolio are made through a team approach, with all of the ICAP investment professionals contributing to the process. The senior members of the investment team are: Jerrold K. Senser and Thomas R. Wenzel. Mr. Senser serves as chief executive officer and chief investment officer of Institutional Capital LLC. As CEO and CIO, he heads the investment committee and is the lead portfolio manager for all of ICAP’s investment strategies. Mr. Senser has been with the firm since 1986 and is a Chartered Financial Analyst. He earned a BA in economics from the University of Michigan, and an MBA from the University of Chicago. Mr. Wenzel is senior executive vice president and director of research, is a senior member of the investment committee and is a Chartered Financial Analyst. He serves as a lead portfolio manager for all of ICAP’s investment strategies. As a 19 year veteran of the firm, Mr. Wenzel also leads

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the firm’s investment research effort with particular emphasis on the financial sector. He earned a BA in economics and an MBA from the University of Wisconsin-Madison.

IronBridge Capital Management LP (“IronBridge”) serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. IronBridge, which was organized in 1999, is located at One Parkview Plaza, Suite 700, Oakbrook Terrace, IL 60181. For its services to The Institutional Small Capitalization Equity Portfolio, IronBridge receives a fee, based on the average daily net asset value of the portion of the assets of the Portfolio managed by it, at an annual rate of 0.95%. During the fiscal year ended June 30, 2011 IronBridge received fees of 0.95% of the average daily net assets of the portion of The Institutional Small Capitalization Equity Portfolio allocated to IronBridge.

Day-to-day investment decisions for the portion of The Small Capitalization Equity Portfolio allocated to IronBridge by the Board of Trustees are the responsibility of Christopher C. Faber and Jeffrey B. Madden. Mr. Faber is a Portfolio Manager/Analyst who founded IronBridge in 1999. Mr. Madden joined IronBridge in 2000 as an equity analyst. Before joining IronBridge, Mr. Madden worked at Accenture in the Retail Management Consulting Practice. As of June 30, 2011, IronBridge had approximately $7.5 billion in assets under management, of which approximately $1.5 billion represented assets of mutual funds.

Jennison Associates LLC (“Jennison”), a registered investment adviser since 1969, serves as a Specialist Manager for The Institutional Growth Equity Portfolio. Jennison’s principal offices are located at 466 Lexington Avenue, New York, NY 10017. For its services to The Institutional Growth Equity Portfolio, Jennison receives a maximum annual fee of 0.30% of the average daily net assets of the portion of Portfolio allocated to Jennison (the “Jennison Account”). Jennison’s fee may be lower, however, to the extent the application of the fee schedule set forth below (“Combined Fee Schedule”) to the aggregate market value of the Jennison Account and certain other assets managed by Jennison, for clients of the Adviser, (“Related Accounts”) (together, the “Combined Assets”) results in a lower fee. Under the Combined Fee Schedule, Jennison would receive from The Institutional Growth Equity Portfolio advisory fees as set forth in the table below. For purposes of the Combined Fee Schedule, a “Related Account” is an account that is managed by Jennison in a manner similar in terms of investment objectives and strategy to the Jennison Account for the benefit of institutional investors who are clients of the Adviser.

For Combined Assets of:	The maximum Jennison Fee* from the Portfolio would be:	The fee paid to Jennison would be:

$10 million or less	0.30% of the avg. daily net assets of the Jennison Account	0.75% of the avg. daily net assets of those Combined Assets

Over $10 million to $40 million	0.30% of the avg. daily net assets of the Jennison Account	0.50% of the avg. daily net assets of those Combined Assets

Over $40 million to $65 million	0.30% of the avg. daily net assets of the Jennison Account	0.35% of the avg. daily net assets of those Combined Assets

Over $65 million to $400 million	0.25% of the avg. daily net assets of the Jennison Account	0.25% of the avg. daily net assets of those Combined Assets

Over $400 million to $1 billion	0.22% of the avg. daily net assets of the Jennison Account	0.22% of the avg. daily net assets of those Combined Assets

Over $1 billion	0.20% of the avg. daily net assets of the Jennison Account	0.20% of the avg. daily net assets of those Combined Assets

* Under the Combined Fee Schedule, the Portfolio may pay less than the total fee rates shown above.

For its services to The Institutional Growth Equity Portfolio during the fiscal year ended June 30, 2011 Jennison received a fee of 0.25% of the average daily net assets of that portion of The Institutional Growth Equity Portfolio, respectively, allocated to the Jennison Account. As of June 30, 2011, Jennison managed in excess of $136 billion in assets, of which approximately $64.6 billion represented assets of mutual funds. Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company, LLC, which is a direct, wholly owned subsidiary of Prudential Financial, Inc.

Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is responsible for making day-to-day investment decisions for the portion of The Institutional Growth Equity Portfolio allocated to Jennison. Ms. McCarragher joined Jennison in 1998. Ms. McCarragher received her B.B.A. degree from the University of Wisconsin and her M.B.A. from Harvard University.

Ms. McCarragher is supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

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Lazard Asset Management LLC (“Lazard”) serves as a Specialist Manager for The Institutional International Equity Portfolio. For its services to The Institutional International Equity Portfolio, Lazard receives at the annual rate of 0.45% of the average daily net assets of the first $100 million 0.40% on assets between $100 million and $250 million and 0.375% on the excess over $250 million of that portion of the assets of the Portfolio that may, from time to time be allocated to Lazard, Lazard’s principal offices are located at 30 Rockefeller Plaza, New York, NY, 10112, and it is a wholly owned subsidiary of Lazard Frères & Co. LLC. As of June 30, 2011, Lazard had total assets under management of approximately $145.3 billion.

Day-to-day investment decisions for the portion of The Institutional International Equity Portfolio is the responsibility of Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl. Paul Moghtader, Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Paul was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA). At SSgA Paul was the senior manager responsible for the research and portfolio management of all multi-regional active quantitative equity strategies. Previously, Paul was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Paul has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College. Taras Ivanenko, Senior Vice President, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Taras was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Taras was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Alex Lai, Vice President, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 2002. Prior to joining Lazard in 2008, Alex was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Prior to that, Alex was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has an MS in Finance from Boston College and a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. Craig Scholl, Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Craig was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Craig was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Craig has a BS in Finance and Public Communications from Syracuse University. He is a member of the Boston Security Analysts Society.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Freemont Street, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.12%. Mellon Capital became a Specialist Manager to The U.S. Government Fixed Income Securities Portfolio and The Core Fixed Income Portfolio during the most recent fiscal year.

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of David C. Kwan, CFA Ms. Zandra Zelaya, CFA, and Mr. Lowell J. Bennett, CFA. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 21 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 16 years of investment experience and 14 years at the firm. She earned a B.S. at California State University at Haward. Mr. Bennett is a Managing Director, Fixed Income Strategist at Mellon Capital with 24 years of finance and investment experience and 14 years at the firm. He earned both a B.S.I.E and M.B.A. from Stanford University.

As of June 30, 2011, Mellon Capital had assets under management totaling approximately $234.31 billion, which includes overlay strategies.

Pacific Investment Management Company LLC (“PIMCO”) serves as a Specialist Manager for The Institutional Value Equity, The Institutional Growth Equity, The Fixed Income Opportunity and The Commodity Returns Strategy Portfolios. PIMCO is an

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investment adviser registered with the SEC pursuant to the Investment Advisers Act. Its headquarters are located at 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660. As of June 30, 2011, PIMCO had total assets under management of approximately $1.34 trillion, of which approximately $588 billion represented assets of mutual funds.

For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios, PIMCO receives an annual fee of 0.25% of that portion of each Portfolio’s assets allocated to PIMCO from time to time. During the fiscal year ended June 30, 2011 PIMCO received a fee of 0.25% and 0.25% of the average daily net assets of each portion of The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio, respectively, allocated to PIMCO.

Saumil Parikh, Executive Vice President and senior portfolio manager in the Newport Beach office, is primarily responsible for the day-to-day management of each Portfolio’s assets. Mr. Parikh specializes in global, mortgage and short-term bond portfolios. Prior to joining PIMCO in 2000, he was a U.S. market economist and strategist with UBS Warburg. He has 10 years of investment experience and holds undergraduate degrees in economics and biology from Grinnell College.

For its services to The Fixed Income Opportunity Portfolio, PIMCO receives an annual fee of 0.45% of the average daily net assets of the Portfolio allocated to PIMCO from time to time. During the fiscal year ended June 30, 2011 PIMCO receive a fee of 0% of the average daily net assets of the portfolio of The Fixed Income Opportunity Portfolio allocated to PIMCO. Mr. Curtis Mewbourne, will be primarily responsible for the day-to-day management of that portion of the Portfolio’s assets allocated to PIMCO from time to time. Mr. Mewbourne joined PIMCO in 1999 and is a Managing Director and generalist portfolio manager in the Newport Beach, CA office. He is co-head of the Emerging Markets Portfolio Management Team and head of the Diversified Income and Insurance Portfolio Management Teams. He also serves as a member of the Executive Committee and the PIMCO Foundations Investment Committee. He received a BS from the University of Pennsylvania.

For its services to the Commodity Returns Strategy Portfolio, PIMCO receives and annual fee of 0.49% of that portion of the Portfolio allocated to PIMCO from time to time. During the fiscal year ended June 30, 2011 PIMCO receive a fee of 0.49% of the average daily net assets of the portfolio of The Commodity Returns Strategy Portfolio allocated to PIMCO. Nicholas Johnson is responsible for the day-to-day management of that portion of the Portfolio allocated to PIMCO. Mr. Johnson is a senior vice president and portfolio manager in the Newport Beach office. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation. He has six years of investment experience and holds a master’s degree in financial mathematics from the University of Chicago and an undergraduate degree from California Polytechnic State University.

Pzena Investment Management, LLC (“Pzena”) serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 120 West 45th Street, 20th Floor, New York, NY 10036. Pzena Investment Management Inc., a publicly traded company, is the sole managing member of Pzena. The address of Pzena Investment Management, Inc.’s headquarters is 120 West 45th Street, 20th Floor, New York, NY 10036. As of June 30, 2011, Pzena had total assets under management of approximately $15.9 billion of which approximately $3.7 billion consisted of mutual fund assets.

Richard Pzena, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of the portion of the assets of Portfolio allocated to Pzena. Mr. Pzena is the founder and Co-Chief Investment Officer of Pzena, as well as being the Co-Portfolio Manager on each of Pzena’s domestic investment strategies and a member of Pzena’s executive committee. Mr. Pzena formed Pzena in 1995. Mr. Silver is a Principal, Co-Director of Research and Portfolio Manager of Small Cap Value at Pzena. Mr. Silver joined Pzena in 2001. Mr. Flynn is a Principal and Portfolio Manager at Pzena, and will be transitioning over the course of 2010 to replace Mr. Goetz as a Co-Portfolio Manager on Small Cap Value. Mr. Flynn joined Pzena in 2005.

For its services to The Institutional Small Capitalization Equity Portfolio, Pzena receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 1.00%. During the fiscal year ended June 30, 2011 Pzena received a fee of 1.00% of the average daily net assets of the portion of The Institutional Small Capitalization Equity Portfolio allocated to Pzena.

Seix Investment Advisors LLC.  (“Seix”), serves as the Specialist Manager of The Fixed Income Opportunity Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Seix, a wholly-owned subsidiary of RidgeWorth Capital Management, Inc. (“RidgeWorth”) began operating as a separate SEC registered investment adviser in March 2008. Its predecessor, Seix Investment Advisors, Inc. was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as its high grade, high yield fixed income investment management division. RidgeWorth is a wholly-owned subsidiary of SunTrust Banks, Inc. Seix is headquartered at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ,

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07458. As of June 30, 2011, Seix managed assets of $26.4 billion, of which approximately $8.4 billion represented assets of mutual funds.

For its services to The Fixed Income Opportunity Portfolio Seix receives a fee, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.50% for the first $100 million in such assets, and 0.40% for those assets in excess of $100 million. During the fiscal year ended June 30, 2011 Seix received a fee of 0.41% of the average daily net assets of that portion of the Portfolio allocated to Seix. Additionally, to the extent assets of other clients of the Adviser are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix.

Day-to-day high yield investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of Michael Kirkpatrick and Brian Nold. Michael Kirkpatrick, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses principally on the Flagship High Yield Portfolios. Prior to joining Seix in 2002, Mr. Kirkpatrick was a Senior Analyst at Oppenheimer Funds, Inc. covering the Telecommunications and Cable industries. Mr. Nold, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses on a High Yield Unconstrained strategy in addition to the Flagship High Yield Portfolios. Before joining Seix in 2003, he was a High Yield Analyst at Morgan Stanley in Global High Yield Research. Michael Rieger is responsible for managing the securitized assets exposure of the Fixed Income Opportunity Portfolio. Mr. Rieger is a Managing Director and Senior Portfolio Manager and focuses primarily on securitized assets including asset backed securities, commercial mortgage backed securities and mortgage related securities. Before joining Seix in 2007, Mr. Rieger was a Managing Director at AIG Global Investments since 2005 and a Vice President from 2002 to 2005.

For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio Seix receives a fee, based on the average daily net asset value of the assets of the Portfolios under its management at an annual rate of 0.25% of the first $100 million in such Combined Assets (as defined below) of that portion of the Portfolio allocated to Seix and 0.20% of for those Combined Assets exceeding $100 million. For purposes of computing Seix’s fee for the two Portfolios, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Seix in each of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Seix became a Specialist Manager to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio during the most recent fiscal year.

Day-to-day investment decisions for The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of James F. Keegan, Chief Executive Officer, Chief Investment Officer and Head of the Investment Grade Group, and Adrien Webb, CFA, Managing Director and Senior Portfolio Manager. Mr. Keegan has been Chief Investment Officer and Head of the Investment Grade Group since March 2008, when he joined Seix. He became Chief Executive Officer of Seix in July 2010. Before joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments. Mr. Webb has been with Seix and its predecessor firms since 2000. Before joining Seix, Mr. Webb was a Vice President and Portfolio Manager at Conning Asset Management.

SSgA Funds Management, Inc.  (“SSgA FM”) currently serves as a Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Institutional International Equity Portfolio, The Commodity Returns Strategy Portfolio, The Real Estate Securities Portfolio and The Emerging Markets Portfolio. SSgA FM is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. As of June 30, 2011, SSgA FM had over $226.3 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With over $2.11 trillion under management as of June 30, 2011, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

For its services to The Institutional Value Equity, The Institutional Growth Equity and The Institutional Small Capitalization Equity Portfolios, SSgA FM receives an annual fee of 0.04% of the portion of the Portfolios’ assets allocated to it. During the fiscal year ended June 30, 2011 SSgA FM received a fee of 0.04% of the average daily net assets of that portion of The Institutional Value Equity and The Institutional Growth Equity Portfolios allocated to SSgA FM. During the fiscal year ended June 30, 2011, The Institutional Small Capitalization Equity Portfolio had minimum fee amounts that resulted in SSgA FM receiving a fee of 0.08% of the average daily net assets of the Portfolio allocated to SSgA FM. For its services to The Real Estate Securities Portfolio, SSgA FM receives a fee at the annual rate of 0.12% of the average daily net assets of that portion of each Portfolio allocated to SSgA FM (the “SSgA FM Account”). SSgA FM manages the assets allocated to it in accordance with an index (passive) strategy and uses a team approach in implementing this program.

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The members of this team involved in the day to day management of the portion of The Institutional Value Equity, The Institutional Growth Equity, The Institutional Small Capitalization Equity and The Real Estate Securities Portfolios allocated to SSgA FM are: Kristin Carcio, and John Tucker, CFA.

Kristin Carcio.  Ms. Carcio joined the firm in 2006 and is a Vice President of SSgA FM. Ms. Carcio is a Portfolio Manager in the firm’s Global Equity Beta Solutions (“GEBS”) Team where she currently manages several of the firm’s commingled strategies as well as US and international ETFs and other separately managed domestic and international funds. Prior to joining SSgA, Ms. Carcio worked in the fixed income research group at Loomis, Sayles & Company, from 2000 to 2006, where she was responsible for the analysis of ABS and CMBS. She received a Bachelor of Science degree in Business Administration from the University of Richmond and a MBA from Boston College.

John Tucker, CFA.  Mr. Tucker joined the firm in 1988 and is a Managing Director of SSgA FM, Co-Head of Passive Equity Strategies in North America. Mr. Tucker is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds. He is a member of the Senior Management Group. Mr. Tucker received a BA in Economics from Trinity College and a MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

For its services to The Institutional International Equity Portfolio and The Commodity Returns Strategy Portfolio, SSgA FM receives a fee at the annual rate of 0.06% of the average daily net assets of the portion of the Portfolio allocated to SSgA FM (the “SSgA FM Account”). SSgA FM manages the assets allocated to it in accordance with an index (passive) strategy and uses a team approach in implementing this program. The members of this team involved in the day to day management of the portion of The Institutional International Equity Portfolio and The Commodity Returns Strategy Portfolio allocated to SSgA FM are: Kala Croce and Theodore Janowsky, CFA.

Ms. Croce joined the firm in 1995 and is a Vice President of SSgA FM and a Senior Portfolio Manager in the firm’s GEBS Team. She is responsible for managing both domestic and international equity index portfolios, including SSgA’s Daily MSCI EAFE fund, as well as a variety of S&P 500, Russell 3000, ETF and hedge accounts. She received a BS in Accounting from Lehigh University and an MBA degree in International Business from Bentley College. She is member of the CFA Institute and the Boston Security Analysts Society.

Mr. Janowsky joined the firm in 2005 and is a Vice President of SSgA FM and a Portfolio Manager within the GEBS Team. He is responsible for managing equity and derivative-based index portfolios, including the SSgA S&P 500 fund, Mid Cap Fund, and the Stock Performance Index Futures Fund, as well as the SSgA Valuation Tilted strategy and customized index separate accounts. Additionally, he has played a primary role in determining trading strategies for significant benchmark changes such as S&P 500 index changes. Mr. Janowsky holds a Bachelor of Science degree in Business Administration from Bucknell University and a MBA from the Carroll School of Graduate Management at Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

For the services to The Emerging Markets Portfolio provided by SSgA FM, pursuant to the active investment strategy, SSgA FM receives a fee, based on the daily net asset value of the Portfolio’s assets, at an annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million of that portion of the Portfolio allocated to SSgA FM (the “SSgA FM Account”). For its services to the Portfolio, with respect to its services for the passive investment strategy, SSgA FM receives a fee at the annual rate of 0.16% of the average daily net assets of that portion of the Portfolio allocated to SSgA FM (the “SSgA FM Passive Account”). SSgA FM manages the assets allocated to it in accordance with an index (passive) strategy and uses a team approach in implementing this program. During the fiscal year ended June 30, 2011 SSgA FM received a fee of 0.72% of the average daily net assets of that portion of The Emerging Markets Portfolio allocated to SSgA FM.

With respect to the provision of investment management services for the SSgA FM Account, the SSgA FM Emerging Markets Active Management Team provides those services. The portfolio managers Brad Aham, CFA, FRM and Christopher Laine jointly and primarily have the most significant day-to-day responsibility for management of the Portfolio.

Mr. Aham is a Senior Managing Director of SSgA and a Principal of SSgA FM. Mr. Aham joined the firm in 1993 and is the head of the Active Emerging Markets Equity Team. He is a founding member of the Active Emerging Markets strategy and has been a portfolio manager in the Global Quantitative equities group for over 15 years. He earned Bachelor’s degrees in both Mathematics and Economics from Brandeis University and a MBA from Boston University. He has also earned the Chartered Financial Analyst designation and is a Certified Financial Risk Manager. Mr. Aham is a member of the CFA Institute, the Boston Securities Analyst

92

Specialist Manager Guide (continued)

Society and the Global Association of Risk Professionals. Brad serves as a Director of the Essex County Greenbelt Association, a Non-Profit Land Trust.

Mr. Laine is a Vice President of SSgA FM. He joined the firm in 2007 and is a senior member of the firm’s Active Emerging Markets Team. He is responsible for portfolio management and research, product development and positioning across multiple strategies within the group. Previously, Mr. Laine had been the Head of Asset Allocation for a European-based Emerging Markets Hedge Fund. Mr. Laine holds an MBA in Finance from Emory University and an MA in International Transactions and Economics from George Mason University.

With respect to the provision of investment management services for the SSgA FM Passive Account, the Portfolios will be managed by the SSgA FM GEBS Team and the members of this team involved in the day to day management of the portion of the Portfolio are: Thomas Coleman, CFA and Theodore Wong.

Mr. Coleman joined the firm in 1999 and is a Vice President of SSgA FM and a Portfolio Manager in the GEBS Team. He is responsible for managing several international strategies, including MSCI Emerging and ACWI as well as IFC Emerging Markets, along with domestic strategies benchmarked to Russell and Standard & Poor’s indices. Mr. Coleman received a BS from Boston College, and an MBA from Babson College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Mr. Wong joined the firm in 1999 and is a Vice President of SSgA FM and a Portfolio Manager for the GEBS Team. Within this team, Mr. Wong is responsible for the management of several strategies, including developed and emerging markets with domestic strategies benchmarked to Russell and Standard & Poor’s indices. Mr. Wong received a BA from the University of Rochester.

Sustainable Growth Advisers, LP (“SGA”) serves as a Specialist Manager for The Institutional Growth Equity Portfolio. SGA is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 301 Tresser Blvd., Suite 1310, Stamford, CT 06901. As of June 30, 2011, SGA had total assets under management of approximately $1.8 billion, of which approximately $1.5 billion represented assets of mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, are primarily responsible for day-to-day management of the portion of the Portfolio’s assets allocated to SGA. Both Mr. Fraise and Mr. Marchand served as executive officers of Yeager, Wood & Marshall, Inc., from 2000 to 2003, serving on that firm’s Investment Policy Committee and as members of its Board of Directors.

Mr. Marchand also served as that firm’s Chief Operating and Financial Officer. Mr. Rohn served from 1992 until 2003, as a portfolio manager and principal with W.P. Stewart Co., Ltd. For its services to The Institutional Growth Equity Portfolio, SGA receives an annual fee of 0.35% of that portion of the Portfolio’s assets allocated to SGA. During the fiscal year ended June 30, 2011 SGA received a fee of 0.35% of the average daily net assets of the portion of the Portfolio allocated to SGA.

Wellington Management Company, LLP (“Wellington Management”) serves as the Specialist Manager for The Real Estate Securities and The Commodity Returns Strategy Portfolios. Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02110. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2011, Wellington Management had investment management authority with respect to approximately $676 billion in assets, of which approximately $341 billion consisted of mutual fund assets.

Bradford D. Stoesser, Vice President and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

For its services to The Real Estate Securities Portfolio, Wellington Management receives a fee, payable monthly, at an annual rate of 0.75% of the average daily net assets on the first $50 million of the Combined Assets allocated to Wellington Management and 0.65% on assets over $50 million of Combined Assets. Combined Assets shall mean the sum of (a) the net assets of The Real Estate Securities Portfolio allocated to Wellington Management and (b) the net assets for clients of the Adviser managed by Wellington Management within the same strategy. During the fiscal year ended June 30, 2011, Wellington Management received a fee of 0.66% of the average daily net assets of The Real Estate Securities Portfolio.

Jay Bhutani, Director and Global Industry Analyst affiliated with Wellington Management, has served as Portfolio Manager for the Commodity Related Securities portion of the Fund since June 2010. Mr. Bhutani joined Wellington Management as an investment

93

Specialist Manager Guide (continued)

professional in 2007. Prior to joining Wellington Management, Mr. Bhutani served as an analyst and sector portfolio manager across the oil, gas, and mining industries at Credit Suisse Asset Management in London (2002-2007).

David A. Chang, CFA, Vice President and Commodities Portfolio Manager of Wellington Management, has served as Portfolio Manager for the Subsidiary since April 2011. Mr. Chang joined Wellington Management in 2001, and has been an investment professional since 2002.

Gregory J. LeBlanc, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has served as Portfolio Manager for the Subsidiary since April 2011. Mr. LeBlanc joined Wellington Management in 1995, and has been an investment professional since 1998.

For its services to The Commodity Returns Strategy Portfolio, Wellington Management receives a fee, payable monthly, at the following rates. For assets managed in its Global Natural Resources strategy, Wellington Management will receive a fee at an annual rate of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management will receive a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy from time to time. During the fiscal year ended June 30, 2011, Wellington Management received a total fee of 0.83% of the average daily net assets of The Commodity Returns Strategy Portfolio.

94

Prospectus

Ticker Symbol

The Value Equity Portfolio	HCVPX
The Institutional Value Equity Portfolio	HCEIX
The Growth Equity Portfolio	HCGWX
The Institutional Growth Equity Portfolio	HCIWX
The Small Capitalization Equity Portfolio	HCSAX
The Institutional Small Capitalization Equity Portfolio	HCISX
The Real Estate Securities Portfolio	HCRSX
The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)	HCCAX
The International Equity Portfolio	HCIAX
The Institutional International Equity Portfolio	HCITX
The Emerging Markets Portfolio	HCEPX
The Core Fixed Income Portfolio	HCFNX
The Fixed Income Opportunity Portfolio	HCFOX
The U.S. Government Fixed Income Securities Portfolio	HCUAX
The U.S. Corporate Fixed Income Securities Portfolio	HCXAX
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCAAX
The Short-Term Municipal Bond Portfolio	HCSTX
The Intermediate Term Municipal Bond Portfolio	HCIBX
The Intermediate Term Municipal Bond II Portfolio	HCBAX

HC Advisors Shares
November 1, 2011

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

The Value Equity Portfolio

Investment Objective
The investment objective of The Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.58%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 72% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2

The Value Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

•	Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

3

The Value Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.56)%.

Best quarter:	3rd Qtr. 2009	18.27%
Worst quarter:	4th Qtr. 2008	(22.66)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five		Ten
	Year	Years		Years

The Value Equity Portfolio
HC Strategic Shares
– Before Taxes	12.91%	0.87%		2.53%
– After Taxes on Distributions	12.60%	(0	.15)%	1.64%
– After Taxes on Distributions and Sale of Portfolio Shares	8.76%	0.59%		1.92%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%		3.26%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

4

The Value Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Investment Subadvisers
AllianceBernstein L.P. (“AllianceBernstein”), Institutional Capital, LLC (“ICAP”), and SSgA Funds Management, Inc. (“SSgA FM”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein:  Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Greg Powell has co-managed the portfolio of the Portfolio allocated to AllianceBernstein since July, 2010.

ICAP:  Messrs. Jerrold K. Senser and Thomas R. Wenzel have managed the portion of the Portfolio allocated to ICAP since August 25, 1995.

SSgA FM:  Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since January, 2007 and July, 2001, respectively.

Tax Information
The Portfolio intends to make distributions each year.  The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

5

The Institutional Value Equity Portfolio

Investment Objective
The investment objective of The Institutional Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.27%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.60%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 97% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

6

The Institutional Value Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

•	Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

7

The Institutional Value Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Institutional Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 18, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (12.30)%.

Best quarter:	3rd Qtr. 2009	18.31%
Worst quarter:	1st Qtr. 2009	(14.18)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	July 18,
	Year	2008

The Institutional Value Equity Portfolio
HC Strategic Shares
– Before Taxes	14.09%	0.03%
– After Taxes on Distributions	13.84%	(0	.29)%
– After Taxes on Distributions and Sale of Portfolio Shares	9.45%	(0	.04)%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	0.95%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

8

The Institutional Value Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
AllianceBernstein, ICAP, Pacific Investment Management Company LLC (“PIMCO”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein:  Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Greg Powell has co-managed the portfolio of the Portfolio allocated to AllianceBernstein since July, 2010.

ICAP:  Jerrold K. Senser and Thomas R. Wenzel have co-managed the portion of the Portfolio allocated to ICAP since July, 2008.

PIMCO:  Saumil Parikh has managed a portion of the Portfolio allocated to PIMCO since April, 2009.

SSgA FM:  Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since July, 2008.

Tax Information
The Portfolio intends to make distributions each year.  The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

9

The Growth Equity Portfolio

Investment Objective
The investment objective of The Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.30%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.63%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

10

The Growth Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

11

The Growth Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.38)%.

Best quarter:	4th Qtr. 2001	16.17%
Worst quarter:	4th Qtr. 2008	(23.87)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The Growth Equity Portfolio
HC Strategic Shares
– Before Taxes	12.32%	2.93%	0.29%
– After Taxes on Distributions	12.17%	2.79%	0.13%
– After Taxes on Distributions and Sale of Portfolio Shares	8.18%	2.49%	0.18%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

12

The Growth Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Jennison Associates LLC (“Jennison”), Sustainable Growth Advisers LP (“SGA”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Jennison:  Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since January, 2005.

SGA:  George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since June, 2006.

SSgA FM:  Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since January, 2007 and July, 2001, respectively.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

13

The Institutional Growth Equity Portfolio

Investment Objective
The investment objective of The Institutional Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.30%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.63%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 85% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

14

The Institutional Growth Equity Portfolio (continued)

Principal Investment Risks
The principal risks associated with an investment in this Portfolio are:

•	Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

15

The Institutional Growth Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (6.31)%.

Best quarter:	2nd Qtr. 2009	15.01%
Worst quarter:	2nd Qtr. 2010	(12.58)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	August 8,
	Year	2008

The Institutional Growth Equity Portfolio
HC Strategic Shares
– Before Taxes	13.27%	4.10%
– After Taxes on Distributions	13.15%	3.97%
– After Taxes on Distributions and Sale of Portfolio Shares	8.76%	3.47%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.45%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

16

The Institutional Growth Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Jennison, PIMCO, SGA and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Jennison:  Kathleen A. McCarragher has managed the portion of the Portfolio allocated to Jennison since August, 2008.

PIMCO:  Saumil Parikh has managed the portion of the Portfolio allocated to PIMCO since August, 2008.

SGA:  George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

SSgA FM:  Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since August, 2008.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

17

The Small Capitalization Equity Portfolio

Investment Objective
The investment objective of The Small Capitalization Equity Portfolio is to provide long-term capital appreciation.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.55%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.91%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$93
3 Years	$290
5 Years	$504
10 Years	$1,120

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 52% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell 2000® Index was between approximately $130 million and $2.97 billion. Companies with a market capitalization between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

18

The Small Capitalization Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

•	Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

19

The Small Capitalization Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (17.04)%.

Best quarter:	2nd Qtr. 2003	23.33%
Worst quarter:	4th Qtr. 2008	(26.29)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The Small Capitalization Equity Portfolio
HC Strategic Shares
– Before Taxes	24.46%	3.94%	5.14%
– After Taxes on Distributions	24.41%	2.88%	4.30%
– After Taxes on Distributions and Sale of Portfolio Shares	15.97%	3.09%	4.27%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

20

The Small Capitalization Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Pzena Investment Management, LLC (“Pzena”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cupps:  Andrew S. Cupps has not yet begun providing investment management services to the Portfolio.

Frontier:  Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995.

IronBridge:  Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since November, 2004.

Pzena:  Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

SSgA FM:  Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since July, 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

21

The Institutional Small Capitalization Equity Portfolio

Investment Objective
The investment objective of The Institutional Small Capitalization Equity Portfolio is to provide long-term capital appreciation.

Fees and Expenses
The fee table below describes the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.72%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.04%
Total Annual Portfolio Operating Expenses	1.09%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$111
3 Years	$347
5 Years	$601
10 Years	$1,329

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance During the most recent fiscal year, the Portfolio’s turnover was 101% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of May 31, 2011, the market capitalization range of companies in the Russell 2000® Index was between approximately $130 million and $2.97 billion. Companies with a market capitalization between $4.1 billion and $11.5 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

22

The Institutional Small Capitalization Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

•	Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

23

The Institutional Small Capitalization Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Institutional Small Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 15, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.56)%.

Best quarter:	2nd Qtr. 2009	19.99%
Worst quarter:	1st Qtr. 2009	(12.32)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	August 15,
	Year	2008

The Institutional Small Capitalization Equity Portfolio
HC Strategic Shares
– Before Taxes	24.07%	0.98%
– After Taxes on Distributions	24.00%	0.89%
– After Taxes on Distributions and Sale of Portfolio Shares	15.73%	0.81%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	3.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

24

The Institutional Small Capitalization Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Cupps, Frontier, IronBridge, Pzena and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cupps:  Andrew S. Cupps has managed the portion of the Portfolio allocated to Cupps since June, 2011.

Frontier:  Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since the Portfolio’s August, 2008.

IronBridge:  Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since August, 2008.

Pzena:  Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

SSgA FM:  Kristin Carcio and John Tucker, CFA have co-managed the portion of the Portfolio allocated to SSgA FM since July, 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

25

The Real Estate Securities Portfolio

Investment Objective
The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.73%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.07%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$109
3 Years	$340
5 Years	$590
10 Years	$1,306

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

26

The Real Estate Securities Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

27

The Real Estate Securities Portfolio (continued)

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

•	Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	Sector/Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

•	Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

28

The Real Estate Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on May 21, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (5.46)%.

Best quarter:	3rd Qtr. 2010	13.04%
Worst quarter:	2nd Qtr. 2010	(5.55)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	May 21,
	Year	2009

The Real Estate Securities Portfolio
HC Strategic Shares
– Before Taxes	27.68%	39.81%
– After Taxes on Distributions	25.68%	38.04%
– After Taxes on Distributions and Sale of Portfolio Shares	18.60%	33.42%
The Wilshire US Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	29.12%	50.91%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

29

The Real Estate Securities Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Wellington Management Company, LLP (“Wellington Management”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Manager:

Wellington Management:  Bradford D. Stoesser has managed the Portfolio since September, 2010.

SSgA FM:  John Tucker and Kristin Carcio have not yet begun providing portfolio management services to the Portfolio.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

30

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)

Investment Objective
The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.

Fees and Expenses
The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.57%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.97%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$99
3 Years	$309
5 Years	$536
10 Years	$1,190

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 80% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified

31

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio) (continued)

investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

•	Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

•	Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and

32

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio) (continued)

transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

•	Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

•	Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•	Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•	Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States

33

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio) (continued)

and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

•	Tax Risk – The Portfolio has the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

34

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio) (continued)

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Wellington Management, PIMCO and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Wellington Management:  Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June, 2010. David Chang and Gregory LeBlanc have managed a portion of the Portfolio allocated to Wellington Management since April 2011.

PIMCO:  Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

SSgA FM:  Kala Croce and Theodore Janowsky, CFA have not yet begun providing portfolio management services to the Portfolio.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

35

The International Equity Portfolio

Investment Objective
The investment objective of The International Equity Portfolio is to maximize total return.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.46%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.82%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$84
3 Years	$262
5 Years	$455
10 Years	$1,014

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

36

The International Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

37

The International Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.59)%.

Best quarter:	2nd Qtr. 2009	20.93%
Worst quarter:	3rd Qtr. 2002	(20.59)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The International Equity Portfolio
HC Strategic Shares
– Before Taxes	10.54%	2.92%	3.78%
– After Taxes on Distributions	10.40%	2.16%	3.18%
– After Taxes on Distributions and Sale of Portfolio Shares	7.38%	2.61%	3.20%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	3.94%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

38

The International Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Artisan Partners Limited Partnership (“Artisan”), Causeway Capital Management LLC (“Causeway”), Capital Guardian Trust Company (“CapGuardian”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan:  Mr. Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since July, 1999.

CapGuardian:  Mr. Gerald Du Manoir and Mr. David I. Fisher have co-managed the portion of the Portfolio allocated to CapGuardian since August, 2006 and May, 2005, respectively. Ms. Nancy J. Kyle and Messrs. Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since May, 2000 and Mr. Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010.

Causeway:  Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since December, 2006 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010.

SSgA FM:  Kala Croce and Theodore Janowsky, CFA have co-managed that portion of the Portfolio allocated to SSgA FM since December, 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

39

The Institutional International Equity Portfolio

Investment Objective
The investment objective of The Institutional International Equity Portfolio is to maximize total return.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.47%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.84%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$86
3 Years	$268
5 Years	$466
10 Years	$1,037

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 55% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

40

The Institutional International Equity Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment is securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

41

The Institutional International Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (16.20)%.

Best quarter:	3rd Qtr. 2010	16.22%
Worst quarter:	2nd Qtr. 2010	(12.54)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	November 20,
	Year	2009

The Institutional International Equity Portfolio
HC Strategic Shares
– Before Taxes	10.30%	10.43%
– After Taxes on Distributions	10.11%	10.26%
– After Taxes on Distributions and Sale of Portfolio Shares	7.20%	8.94%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	8.21%	8.99%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

42

The Institutional International Equity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Artisan, Causeway, CapGuardian, Lazard Asset Management LLC (“Lazard”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan:  Mr. Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since November, 2009.

CapGuardian:  Mr. Gerald Du Manoir, Mr. David I. Fisher, Ms. Nancy J. Kyle, Mr. Lionel M. Sauvage and Mr. Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November 2009 and Mr. Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010.

Causeway:  Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010.

Lazard:  Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl have not yet begun providing investment management services to the Portfolio.

SSgA FM:  Kala Croce and Theodore Janowsky, CFA have co-managed that portion of the Portfolio allocated to SSgA FM since November, 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

43

The Emerging Markets Portfolio

Investment Objective
The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	1.28%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$130
3 Years	$406
5 Years	$702
10 Years	$1,545

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 62% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

44

The Emerging Markets Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

•	Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

45

The Emerging Markets Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (23.82)%.

Best quarter:	3rd Qtr. 2010	18.88%
Worst quarter:	2nd Qtr. 2010	(9.09)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	December 10,
	Year	2009

The Emerging Markets Portfolio
HC Strategic Shares
– Before Taxes	18.36%	19.30%
– After Taxes on Distributions	17.91%	18.87%
– After Taxes on Distributions and Sale of Portfolio Shares	12.15%	16.26%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	19.20%	20.97%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

46

The Emerging Markets Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
The Boston Company Asset Management LLC (“TBCAM”) and SSgA FM are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM:  Kirk Henry, CFA and Warren Skillman have co-managed the active investment strategy portion of the Portfolio allocated to TBCAM since March, 2010.

SSgA FM:  Brad Aham, CFA, FRM and Christopher Laine have managed the active investment strategy portion of the Portfolio allocated to SSgA FM since December, 2009 and April, 2010, respectively.

Thomas Coleman, CFA and Theodore Wong have co-managed the passive investment strategy portion to the Portfolio allocated to SSgA FM since December 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

47

The Core Fixed Income Portfolio

Investment Objective
The investment objective of The Core Fixed Income Portfolio is to provide a high level of current income consistent with the preservation of capital.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.22%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.56%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 684% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests primarily (e.g. at least 80% of its assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issues or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified

48

The Core Fixed Income Portfolio (continued)

investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Asset-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature.

•	Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	High Yield Bond Risk – Up to 20% of the Portfolio’s assets may be invested in these securities. High yield bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

49

The Core Fixed Income Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Core Fixed Income Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 6.56%.

Best quarter:	3rd Qtr. 2009	4.49%
Worst quarter:	3rd Qtr. 2008	(2.91)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The Core Fixed Income Portfolio
HC Strategic Shares
– Before Taxes	6.86%	5.12%	5.35%
– After Taxes on Distributions	5.25%	3.40%	3.36%
– After Taxes on Distributions and Sale of Portfolio Shares	4.63%	3.37%	3.38%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

50

The Core Fixed Income Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
BlackRock Financial Management, Inc. (“BlackRock”), Mellon Capital Management Corporation (“Mellon Capital”) and Seix Investment Advisors LLC (“Seix”) are the Specialist Managers for the Portfolio.

Portfolio Manager:

BlackRock:  Akiva Dickstein and Matthew Kraeger have co-managed the Portfolio since December 2010.

Mellon Capital:  Mr. David C. Kwan, Ms. Zandra Zelaya, and Mr. Lowell J. Bennett have co-managed the Portfolio since December, 2010.

Seix:  James F. Keegan and Adrien Webb, CFA have co-managed the Portfolio since December, 2010.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

51

The Fixed Income Opportunity Portfolio

Investment Objective
The investment objective of The Fixed Income Opportunity Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as “junk bonds”.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.47%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.80%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$82
3 Years	$255
5 Years	$444
10 Years	$990

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 157% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

52

The Fixed Income Opportunity Portfolio (continued)

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks

•	Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the security will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Floating Rate Loans Risk – The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction

53

The Fixed Income Opportunity Portfolio (continued)

expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	High Yield Bond Risk – High yield bonds are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Loan Participation Risk – Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

54

The Fixed Income Opportunity Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Fixed Income Opportunity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was (0.51)%.

Best quarter:	2nd Qtr. 2009	11.28%
Worst quarter:	4th Qtr. 2008	(13.06)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The Fixed Income Opportunity Portfolio
HC Strategic Shares
– Before Taxes	15.35%	7.16%	5.58%
– After Taxes on Distributions	12.03%	4.38%	2.76%
– After Taxes on Distributions and Sale of Portfolio Shares	9.84%	4.43%	2.99%
Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index* (reflects no deduction for fees, expenses or taxes)	13.91%	7.74%	8.22%
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)	14.42%	8.40%	9.11%

* Effective January 1, 2011, the Fixed Income Opportunity Portfolio’s benchmark was changed from the Credit Suisse High Yield Index to the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index. Relative to other high yield indexes this index is a better representation of our preferred higher quality high yield investment style for the highlighted reasons: 1) The Ba/B carve out of the Index reflects higher quality credits and Portfolio investable universe; 2) Issuer capping methodology is comparable to the Portfolio’s investment guidelines; 3) Excludes emerging market bonds; 4) Split ratings are treated the same, in the event of a split rating, the lower (“more conservative”) rating is used.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

55

The Fixed Income Opportunity Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadvisers
Seix and PIMCO are the Specialist Managers for the Portfolio.

Portfolio Managers:

PIMCO:  Curtis Mewbourne has managed that portion of the Portfolio allocated to PIMCO since January, 2010.

Seix:  Michael Rieger, Michael Kirkpatrick and Brian Nold have managed that portion of the Portfolio allocated to Seix since November, 2007.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

56

The U.S. Government Fixed Income Securities Portfolio

Investment Objective
The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.51%

Example:  This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$52
3 Years	$164
5 Years	$285
10 Years	$640

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 74% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

57

The U.S. Government Fixed Income Securities Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

58

The U.S. Government Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions (the “Adviser”) serves as the Portfolio’s investment adviser.

Investment Subadviser
Mellon Capital Management Corporation (“Mellon Capital”) is the Specialist Manager for the Portfolio.

Portfolio Managers
Mellon Capital:  Mr. David C. Kwan, Ms. Zandra Zelaya, and Mr. Lowell J. Bennett have co-managed the Portfolio since December, 2010.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

59

The U.S. Corporate Fixed Income Securities Portfolio

Investment Objective
The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.61%

Example:  This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$62
3 Years	$195
5 Years	$340
10 Years	$762

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 128% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio will not invest more than 5% of its assets in the securities of any single issuer or more than 25% of its assets in any one corporate sub-sector. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

60

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio, including U.S. Government securities, will decline with changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles. U.S. Government securities can exhibit price movements resulting from changes in interest rates.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

61

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions serves as the Portfolio’s investment adviser.

Investment Subadviser
Seix is the Specialist Manager for the Portfolio.

Portfolio Managers
Seix:  James F. Keegan and Adrien Webb, CFA have co-managed the Portfolio since December, 2010.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

62

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Investment Objective
The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.22%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.56%

Example:  This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period December 6, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 11% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may also invest in U.S. Treasury and agency securities. Except for Treasury or agency debentures, pass-throughs or REMICs, no more than 5% of the Portfolio’s assets may be invested in the securities of a single issuer. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

63

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

64

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions serves as the Portfolio’s investment adviser.

Investment Subadviser
Blackrock is the Specialist Manager for the Portfolio.

Portfolio Managers
Blackrock:  Akiva Dickstein and Matthew Kraeger have co-managed the Portfolio since December 2010.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

65

The Short-Term Municipal Bond Portfolio

Investment Objective
The investment objective of The Short-Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses	0.55%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 20% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio’s principal investment strategy is to invest at least 80% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

66

The Short-Term Municipal Bond Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a municipal security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the municipal securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of municipal securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

•	Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

67

The Short-Term Municipal Bond Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on March 1, 2006. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 2.46%.

Best quarter:	4th Qtr. 2008	2.56%
Worst quarter:	4th Qtr. 2010	(0.83)%

Average Annual Total Returns
(for the periods ended 12/31/10)

		Since
	One	March 1,
	Year	2006

The Short-Term Municipal Bond Portfolio
HC Strategic Shares
– Before Taxes	1.41%	3.49%
– After Taxes on Distributions	1.39%	3.47%
– After Taxes on Distributions and Sale of Portfolio Shares	1.78%	3.42%
BofA Merrill Lynch 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.29%	3.77%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

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The Short-Term Municipal Bond Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Breckinridge Capital Advisors, Inc. (“Breckinridge”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Breckinridge:  Peter Coffin, David Madigan, and Martha Field Hodgman have co-managed the Portfolio since March, 2006. Susan Mooney and Matthew Buscone have co-managed the Portfolio since February 2007 and July, 2008, respectively.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions attributable to net short-term capital gains and market discount will be taxable as ordinary income.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

69

The Intermediate Term Municipal Bond Portfolio

Investment Objective
The investment objective of The Intermediate Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.58%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 22% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

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The Intermediate Term Municipal Bond Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

71

The Intermediate Term Municipal Bond Portfolio (continued)

Performance Bar Chart and Table

Performance.  The chart and table below show how The Intermediate Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares is a new class of the Trust for which a full calendar year of performance is not yet available. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2011 through September 30, 2011 (non-annualized) was 7.75%.

Best quarter:	3rd Qtr. 2009	6.12%
Worst quarter:	4th Qtr. 2010	(3.36)%

Average Annual Total Returns
(for the periods ended 12/31/10)

	One	Five	Ten
	Year	Years	Years

The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
– Before Taxes	3.10%	2.91%	3.84%
– After Taxes on Distributions	3.09%	2.77%	3.75%
– After Taxes on Distributions and Sale of Portfolio Shares	3.30%	2.95%	3.83%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.14%	4.67%	4.93%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

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The Intermediate Term Municipal Bond Portfolio (continued)

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Standish Mellon Asset Management Company LLC (“Standish”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Standish:  Christine Todd and James Welch have co-managed the Portfolio since December, 2009.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions attributable to net short-term capital gains and market discount will be taxable as ordinary income.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

73

The Intermediate Term Municipal Bond II Portfolio

Investment Objective
The investment objective of The Intermediate Term Municipal Bond II Portfolio is to provide as high a level of current income exempt from Federal income tax, as is consistent with the preservation of capital.

Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(a)	0.14%
Acquired Fund Fees and Expense	0.04%
Total Annual Portfolio Operating Expenses	0.61%

(a) Based on estimated amounts for the current fiscal year.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$62
3 Years	$195
5 Years	$340
10 Years	$762

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period July 13, 2010 (commencement of operations) through June 30, 2011, the Portfolio’s turnover was 3% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

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The Intermediate Term Municipal Bond II Portfolio (continued)

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Call/Prepayment Risk – Municipal Securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

75

The Intermediate Term Municipal Bond II Portfolio (continued)

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions is the Portfolio’s investment adviser.

Investment Subadviser
Breckinridge is the Specialist Manager for the Portfolio.

Portfolio Managers:

Breckinridge:  Peter Coffin, David Madigan, Martha Field Hodgman, Susan Mooney and Matthew Buscone have co-managed the Portfolio since March, 2010.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes.

Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions attributable to net short-term capital gains and market discount will be taxable as ordinary income.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

76

Summary of Other Important Information Regarding Portfolio Shares

Purchasing and Selling Your Shares

You may purchase HC Advisors Shares of the Portfolio only if you are a client of any financial intermediary (each an “Intermediary”) that (i) has entered into, and maintains, a client agreement with the Adviser; and is (ii) acting in accordance with discretionary authority on behalf of such Intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios. HC Advisors Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Payment to Broker-Dealers and Other Financial Institutions

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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More Information About Fund Investments and Risks

The Value Equity Portfolio

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts, exchange-traded funds and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Institutional Capital, LLC (“ICAP”) and AllianceBernstein L.P. (“AllianceBernstein”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index. SSgA FM is currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The ICAP Investment Selection Process	ICAP adheres to a value-oriented, fundamental investment style. Its investment process involves three key components: research, valuation, and identification of a “catalyst.” First, ICAP uses its proprietary valuation models to identify, from a universe of approximately 450 well-established large and mid capitalization companies, those stocks that ICAP believes offer the best values relative to this universe. From this group of stocks, ICAP eliminates those that exhibit the least favorable earnings revision trends. Next, ICAP looks for a catalyst for positive change. The catalyst can be thematic (e.g., consolidation of the banking industry), a factor that would benefit a number of companies (e.g., new technologies or product markets), or an event that is company specific (e.g., a corporate restructuring or the introduction of a new product). An integral part of ICAP’s disciplined process is communication with the top management at each of these companies and, often, the customers, competitors and suppliers of these companies. ICAP continuously monitors each security and, generally, will consider selling a security if ICAP believes that either the price target established by ICAP for the security involved has been achieved, the catalyst is no longer a factor for positive change or another stock offers greater opportunity for appreciation.

The AllianceBernstein Investment Selection Process:	AllianceBernstein uses its deep fundamental research capabilities to distinguish companies that are undergoing temporary stress from those that deserve their depressed valuations, and the firm looks to exploit mispricings created by investor overreaction. The stock selection process for the Portfolio is research-driven and bottom-up, relying on a unique integration of fundamental and quantitative research. AllianceBernstein begins with a universe of approximately 650 large cap U.S. companies, including all those in the S&P 500 Index and the larger companies in the Russell 1000 Value® Index. Research is focused on the best opportunities identified by the firm’s dividend discount model and its proprietary quantitative expected-return model. The firm’s team of fundamental analysts then develops explicit five-year forecasts of normalized earnings power, free cash flow, and balance-sheet strength for the stocks with the most attractive return prospects. The U.S. Value Investment Policy Group (IPG), consisting of Chief Investment Officers and Directors of Research, reviews the analysts’ forecasts to ensure that they are consistent and robust. The IPG ultimately selects stocks for the construction of a model portfolio, which individual portfolio managers implement to meet fund-specific parameters and client guidelines and constraints.

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More Information About Fund Investments and Risks (continued)

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Value® Index if deemed appropriate by the Adviser. In addition, SSgA FM may also apply the “indexing” approach to one or more subsets of the Russell 1000® Value Index if deemed appropriate by the Adviser. The Russell 1000® Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Russell 1000® Value Index in the same proportions as they are represented in the Russell 1000® Value Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Russell 1000® Value Index, or to hold them in the same weightings as they represent in the Russell 1000® Value Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

The Institutional Value Equity Portfolio

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts, exchange-traded funds and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Institutional Capital, LLC (“ICAP”), AllianceBernstein L.P. (“AllianceBernstein”) and Pacific Investment Management Company LLC (“PIMCO”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA Funds Management, Inc. (“SSgA FM”) is currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The ICAP Investment Selection Process	ICAP adheres to a value-oriented, fundamental investment style. Its investment process involves three key components: research, valuation, and identification of a “catalyst.” First, ICAP uses its proprietary valuation models to identify, from a universe of approximately 450 well-established large and mid capitalization companies, ICAP believes these stocks offer the best values relative to this universe. From this group of stocks, ICAP eliminates those that exhibit the least favorable earnings revision trends. Next, ICAP looks for a catalyst for positive change. The catalyst can be thematic (e.g., consolidation of the banking industry), a factor that would benefit a number of companies (e.g., new technologies or product markets), or an event that is company specific (e.g., a corporate restructuring or the introduction of a new product). An integral part of ICAP’s disciplined process is communication with the top management at each of these companies and, often, the customers, competitors and suppliers of these companies. ICAP continuously monitors each security

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More Information About Fund Investments and Risks (continued)

and, generally, will consider selling a security if ICAP believes that either the price target established by ICAP for the security involved has been achieved, the catalyst is no longer a factor for positive change or another stock offers greater opportunity for appreciation.

The AllianceBernstein Investment Selection Process:	AllianceBernstein uses its deep fundamental research capabilities to distinguish companies that are undergoing temporary stress from those that deserve their depressed valuations, and the firm looks to exploit mispricings created by investor overreaction. The stock selection process for the Portfolio is research-driven and bottom-up, relying on a unique integration of fundamental and quantitative research. AllianceBernstein begins with a universe of approximately 650 large cap U.S. companies, including all those in the S&P 500 Index and the larger companies in the Russell 1000 Value® Index. Research is focused on the best opportunities identified by the firm’s dividend discount model and its proprietary quantitative expected-return model. The firm’s team of fundamental analysts then develops explicit five-year forecasts of normalized earnings power, free cash flow, and balance-sheet strength for the stocks with the most attractive return prospects. The U.S. Value Investment Policy Group (IPG), consisting of Chief Investment Officers and Directors of Research, reviews the analysts’ forecasts to ensure that they are consistent and robust. The IPG ultimately selects stocks for the construction of a model portfolio, which individual portfolio managers implement to meet fund-specific parameters and client guidelines and constraints.

The PIMCO Investment Selection Process:	PIMCO employs an investment approach typically referred to as an enhanced-index strategy to attempt to outperform the S&P 500 Index (the “Index”), a widely used measure of the U.S. stock market. PIMCO generally invests in S&P 500 Index linked derivatives, such as futures contracts, which provide passive exposure to the return of the Index. It then fully collateralizes this exposure with an actively managed, short duration portfolio of fixed-income securities that offers the potential for excess returns relative to the Index. While most of the performance is driven by the passive stock exposure, PIMCO’s active management of the underlying bond collateral seeks to add incremental return above that of the Index.

PIMCO’s strategies aim to capture additional yield and return afforded by certain structural bond market inefficiencies including the term premium, credit premium, liquidity premium and volatility premium. In addition to the capture of structural sources of return, active management across global fixed income markets is also another source of potential excess return in the PIMCO strategies. These active management strategies include (but are not limited to) sector/issue selection, quantitative analysis, yield curve/duration management, relative value strategies, credit strategies and cost-effective trading.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Value Index if deemed appropriate by the Adviser. In addition, SSgA FM may also apply the “indexing” approach to one or more subsets of the Russell 1000® Value Index if deemed appropriate by the Adviser. The Russell 1000® Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Russell 1000® Value Index in the same proportions as they are represented in the Russell 1000® Value Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Russell 1000® Value Index, or to hold them in the same weightings as they represent in the Russell 1000® Value Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

The Growth Equity Portfolio

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings.

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More Information About Fund Investments and Risks (continued)

Up to 15% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts, exchange-traded funds, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using a “passive” or “index” investment approach in that is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index. SSgA FM is currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Jennison Investment Selection Process	Jennison selects stocks on a company-by-company basis, driven by fundamental research. The bottom-up approach seeks to find companies that possess some or all of the following characteristics: above-average growth in units, revenues, cash flows, and earnings; a defendable competitive position; an enduring business franchise offering a differentiated product and/or service; as well as companies with a proven management team. It is also important for companies to have a robust balance sheet with a high or improving return on equity, return on assets or return on invested capital. Jennison will consider selling or reducing the weight of a position in the Portfolio if there is a change in a stock’s fundamentals that Jennison views as unfavorable; the stock reaches its full valuation; or a more attractive Portfolio candidate emerges.

The SGA Investment Selection Process	SGA seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgment, have the potential for long-term earnings growth within the context of low business risk. SGA employs an intensive internal research and a bottom-up stock selection approach.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a strict “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Growth Index if deemed appropriate by the Adviser. In addition, SSgA FM may also apply the “indexing” approach to one or more subsets of the Russell 1000® Growth Index if deemed appropriate by the Adviser. The Russell 1000® Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Russell 1000® Growth Index in the same proportions as they are represented in the Russell 1000® Growth Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Russell 1000® Growth Index, or to hold them in the same weightings as they represent in the Russell 1000® Growth Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Institutional Growth Equity Portfolio

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings.

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Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts, exchange-traded funds, and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison Associates LLC (“Jennison”), PIMCO and Sustainable Growth Advisers, LP (“SGA”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using a “passive” or “index” investment approach in that it designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA FM is currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Jennison Investment Selection Process	Jennison selects stocks on a company-by-company basis, driven by fundamental research. The bottom-up approach seeks to find companies that possess some or all of the following characteristics: above-average growth in units, revenues, cash flows, and earnings; a defendable competitive position; an enduring business franchise offering a differentiated product and/or service; as well as companies with a proven management team. It is also important for companies to have a robust balance sheet with a high or improving return on equity, return on assets or return on invested capital. Jennison will consider selling or reducing the weight of a position in the Portfolio if there is a change in a stock’s fundamentals that Jennison views as unfavorable; the stock reaches its full valuation; or a more attractive Portfolio candidate emerges.

The SGA Investment Selection Process	SGA seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgment, have the potential for long-term earnings growth within the context of low business risk. SGA employs an intensive internal research and a bottom-up stock selection approach.

The PIMCO Investment Selection Process:	PIMCO employs an investment approach typically referred to as an enhanced-index strategy to attempt to outperform the S&P 500 Index (the “Index”), a widely used measure of the U.S. stock market. PIMCO generally invests in S&P 500 Index linked derivatives, such as futures contracts, which provide passive exposure to the return of the Index. It then fully collateralizes this exposure with an actively managed, short duration portfolio of fixed-income securities that offers the potential for excess returns relative to the Index. While most of the performance is driven by the passive stock exposure, PIMCO’s active management of the underlying bond collateral seeks to add incremental return above that of the Index.

PIMCO’s strategies aim to capture additional yield and return afforded by certain structural bond market inefficiencies including the term premium, credit premium, liquidity premium and volatility premium. In addition to the capture of structural sources of return, active management across global fixed income markets is also another source of potential excess return in the PIMCO strategies. These active management strategies include (but are not limited to) sector/issue selection, quantitative analysis, yield curve/duration management, relative value strategies, credit strategies and cost-effective trading.

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The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of the one or more different segments of the Russell 1000® Growth Index if deemed appropriate by the Adviser. Russell 1000® Growth Index. In addition, SSgA FM may also apply the “indexing” approach to one or more subsets of the Russell 1000® Growth Index if deemed appropriate by the Adviser. The Russell 1000® Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Russell 1000® Growth Index in the same proportions as they are represented in the Russell 1000® Growth Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Russell 1000® Growth Index, or to hold them in the same weightings as they represent in the Russell 1000® Growth Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Small Capitalization Equity Portfolio

The portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are less than $2.2 billion and/or are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”) and Pzena Investment Management, LLC (“Pzena”), are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using a “passive” or “index” investment approach in that it is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA FM is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cupps Investment Selection Process	Cupps believes earnings growth is the primary variable driving intermediate and long term stock performance and Cupps therefore focuses on companies it believes are poised to experience high or improving rates of earnings growth. Cupps uses a proprietary investment framework to evaluate the attractiveness of stocks. Cupps’ investment approach begins with fundamental analysis to determine valuation and then considers four additional perspectives that include both fundamental and technical disciplines to generate an overall opinion of a stock’s attractiveness. Sell decisions, like buy decisions, take into account these same perspectives. If a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses significant competitive advantage, or if the stock demonstrates poor technical behavior, positions will most likely be reduced or eliminated entirely.

The Frontier Investment Selection Process	Frontier seeks to identify companies with unrecognized earning potential. Factors that may be relevant in the process include earnings per share, growth and price appreciation. Frontier’s investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings. Generally, Frontier will consider selling a security if Frontier believes that earnings or growth potential initially identified by Frontier has been realized; the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

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The IronBridge Investment Selection Process	IronBridge uses a proprietary economic return framework to identify companies that are winning the global competition for capital that are attractively priced. This involves a three step process. The first step answers the question “What looks interesting?”. To answer this question, IronBridge applies a proprietary classification methodology to a broad universe of small-cap stocks to determine where each company is in its life cycle and then applies a proprietary ranking system to each life cycle class to generate a list of potential buy candidates. Next, IronBridge analysts evaluate company specific “wealth creation” dynamics to determine whether each company that was ranked highly was due to skill or luck. This analysis incorporates an assessment of capital investment to determine whether it is creating or destroying shareholder value. Companies that appear to have skill are further analyzed to verify the quality of accounting and valuation model inputs, the quality of management and its board and an analysis of the company’s strategic position to determine whether the current wealth creation dynamics are sustainable and to evaluation the potential upside vs. downside potential of purchasing the shares. Companies that are run by highly skilled management teams where capital allocation is likely to result in sustained wealth creation where the payoff structure represents 2:1 are identified as “Buys”.

The Pzena Investment Selection Process	Pzena’s investment philosophy is classic value. Pzena seeks to buy good businesses at low prices. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power and applies intensive fundamental research to these companies in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena includes companies in a portfolio only when all five of the following criteria are met: (1) the current valuation is low compared to the company’s normalized earnings power; (2) current earnings are below historic norms; (3) Pzena judges that the problems are temporary, (4) management has a viable strategy to generate earnings recovery, and (5) there is meaningful downside protection in case the earnings recovery does not materialize.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000® small capitalization universe (i.e. small capitalization value and small capitalization growth segments) if deemed appropriate by the Adviser. The allocation of assets to these various segments of the Russell 2000® universe will be determined by the Adviser. The Russell 2000® Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell 2000® Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Russell 2000® Index in the same proportions as they are represented in the Russell 2000® Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Russell 2000® Index, or to hold them in the same weightings as they represent in the Russell 2000® Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Russell 2000® Index.

The Institutional Small Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are less than $2.2 billion and/or are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”) and Pzena Investment Management, LLC (“Pzena”) are currently responsible for implementing the active

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component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using a “passive” or “index” investment approach in that it is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA FM is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cupps Investment Selection Process	Cupps believes earnings growth is the primary variable driving intermediate and long term stock performance and Cupps therefore focuses on companies it believes are poised to experience high or improving rates of earnings growth. Cupps uses a proprietary investment framework to evaluate the attractiveness of stocks. Cupps’ investment approach begins with fundamental analysis to determine valuation and then considers four additional perspectives that include both fundamental and technical disciplines to generate an overall opinion of a stock’s attractiveness. Sell decisions, like buy decisions, take into account these same perspectives. If a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses significant competitive advantage, or if the stock demonstrates poor technical behavior, positions will most likely be reduced or eliminated entirely.

The Frontier Investment Selection Process	Frontier seeks to identify companies with unrecognized earning potential. Factors that may be relevant in the process include earnings per share, growth and price appreciation. Frontier’s investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings. Generally, Frontier will consider selling a security if Frontier believes that earnings or growth potential initially identified by Frontier has been realized; the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

The IronBridge Investment Selection Process	IronBridge uses a proprietary economic return framework to identify companies that are winning the global competition for capital that are attractively priced. This involves a three step process. The first step answers the question “What looks interesting?”. To answer this question, IronBridge applies a proprietary classification methodology to a broad universe of small-cap stocks to determine where each company is in its life cycle and then applies a proprietary ranking system to each life cycle class to generate a list of potential buy candidates. Next, IronBridge analysts evaluate company specific “wealth creation” dynamics to determine whether each company that was ranked highly was due to skill or luck. This analysis incorporates an assessment of capital investment to determine whether it is creating or destroying shareholder value. Companies that appear to have skill are further analyzed to verify the quality of accounting and valuation model inputs, the quality of management and its board and an analysis of the company’s strategic position to determine whether the current wealth creation dynamics are sustainable and to evaluation the potential upside vs. downside potential of purchasing the shares. Companies that are run by highly skilled management teams where capital allocation is likely to result in sustained wealth creation where the payoff structure represents 2:1 are identified as “Buys”.

The Pzena Investment Selection Process	Pzena’s investment philosophy is classic value. Pzena seeks to buy good businesses at low prices. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power and applies intensive fundamental research to these companies in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena includes companies in a portfolio only when all five of the following criteria are met (1) the current valuation is low compared to the company’s normalized earnings power (2) current earnings are below historic norms (3) Pzena judges that the problems are temporary, (4) management has a viable strategy to generate earnings recovery, and (5) there is meaningful downside protection in case the earnings recovery does not materialize.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell

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2000® small capitalization universe (i.e. small capitalization value and small capitalization growth segments) if deemed appropriate by the Adviser. The allocation of assets to these various segments of the Russell 2000® universe will be determined by the Adviser. The Russell 2000® Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell 2000® Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Russell 2000® Index in the same proportions as they are represented in the Russell 2000® Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Russell 2000® Index, or to hold them in the same weightings as they represent in the Russell 2000® Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the Russell 2000® Index.

The Real Estate Securities Portfolio

The Real Estate Securities Portfolio invests primarily in equity and debt securities of real estate companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities, high yield debt, and private placements. The Portfolio may invest both in companies which are located in emerging markets countries.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts or exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Managers.  Wellington Management Company, LLP (“Wellington Management”) and SSgA FM currently provide portfolio management services to this Portfolio. Further information about the Specialist Managers and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” section included later in this Prospectus.

The Wellington Management Investment Selection Process	Wellington Management attempts to provide attractive long-term total return by investing in companies with activities primarily in, or related to, commercial real estate development, operation, and ownership. The investment approach seeks to add value through independent, bottom-up, fundamental research, security selection and top-down sector weightings.

Individual company research begins by reviewing the quality, depth, and strategy of management. Wellington Management evaluates management’s ability to increase shareholder value and control risk and also seeks to identify companies with the following characteristics:

• A disciplined investment strategy, coupled with a solid development and operating track record, and a clear understanding of their own cost of capital.

• The ability to deliver high levels of same-unit rent growth and occupancy gains on a relative basis.

• Strong and flexible balance sheets in terms of the ability to fund future acquisition growth and increase dividends.

•  Attractive relative valuations between the public and private markets in terms of (1) replacement cost and (2) earnings yield in the public market versus capitalization rates on private market transactions

Sector weights and geographic diversification are influenced by a top-down analysis of the real estate market. Top-down analysis is based on three broad components:

Macroeconomic trends. Relevant trends affecting the supply and demand for real estate, demographic trends, employment growth, and building permit changes are monitored. Wellington

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Management also incorporates its long-term interest rate forecasts that affect both the cost of capital for real estate companies and the relative attractiveness of high yield stocks.

Private real estate market trends. The real estate market is predominantly privately owned and therefore this sector exhibits many commodity-like characteristics. Accordingly, a thorough understanding of private market investment spreads, mortgage spreads, and capital flows is necessary to assess public market company net asset values.

Sector specific trends. Wellington Management identifies important trends in retail, non-bank financials, health care, and other sectors within the market.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT as deemed appropriate by the Adviser. The Dow Jones US Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded REITs and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. Further information about the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT in the same proportions as they are represented in the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. In some cases, it may not be possible or practicable to purchase all of the securities comprising the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT, or to hold them in the same weightings as they represent in the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Fund’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)

Commodities are assets that have tangible properties, such as oil, gas, energy, precious metals, industrial metals and agricultural products. Commodity-related industries include, but are not limited to: (a) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or other natural resources; and (b) companies that use commodities extensively in their products or provide services to commodity-related industries.

The Portfolio intends to invest in commodity-linked derivative instruments, in particular structured notes and futures contracts. The Portfolio will typically seek to gain exposure to the commodities markets by making direct investments in commodity-linked notes and by investing a portion of its assets in the Subsidiary. The Portfolio may also seek to replicate the performance of a commodity index or structured note by investing in futures contracts. Commodity-linked structured notes and other commodity-linked derivative instruments (other than futures contracts) are hybrid instruments excluded from regulation under the Commodity Exchange Act (the “Act”). From time to time, the Portfolio may invest in instruments that are regulated under the Act. A hybrid instrument is a derivative instrument. Its value is derived from, or linked to, the value of another instrument or asset. Hybrid instruments have a higher risk of volatility and loss of principal. The Subsidiary may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments.

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The Portfolio will invest globally and may invest without limit in securities of non-U.S. issuers. The Portfolio may invest in securities of foreign issuers in foreign markets and in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and other depository receipts.

Under normal market conditions, the Portfolio will invest in the securities of companies domiciled primarily in developed countries, but the equity portion of the Portfolio may invest up to 50% of its net assets in securities of companies domiciled in emerging markets countries.

The Portfolio may invest up to 20% of its assets in preferred securities of companies in commodity-related industries. The Portfolio will not invest more than 20% of its net assets in preferred stock rated below investment grade or unrated securities of comparable quality. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The Portfolio may also invest up to 15% of its net assets in illiquid securities.

Specialist Managers.  Wellington Management, PIMCO and SSgA FM currently provide portfolio management services to this Portfolio. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Wellington Management Investment Selection Process	Wellington Management currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in securities issued by companies in commodity-related industries (the “Commodity Related Securities” portion), Wellington Management invests primarily in equity and equity-related securities of companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. These investments fall within three major sectors: 1) energy, 2) metals and mining and 3) other natural resource-based industries such as agriculture and paper & forest products.

Portfolio weights across these natural resources sectors are driven by bottom up stock selection. Wellington Management uses fundamental research to identify companies with attractive growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections, and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Natural resources companies often operate in countries that are different from the country in which their securities trade. The country allocation is primarily a result of the security selection; however, an important element of this analysis is the economic and political dynamics of each of these countries.

The other strategy (the “Commodity Strategy”) employed by Wellington Management will be implemented primarily through the Subsidiary. In the Commodity Strategy, Wellington Management invests in commodity-linked derivative instruments, such as swaps, futures and options, based on the research of its Global Industry Analysts, Commodities, and Natural Resources Investment Teams. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity’s historical price range. The investment universe is not constrained to the commodities held within the Commodity Related Securities strategy.

Commodity prices are driven by both demand and supply dynamics. To assess demand, Wellington Management monitors the behavior of consumers of commodities, which is influenced by both short and long-term factors. In the short-term, the state of the economic cycle, currency fluctuations, and prices of substitutes (e.g., natural gas versus heating oil, or copper versus aluminum) are important. In the long-term, secular changes such as technological progress, developing economies, and environmental regulations influence consumer behavior.

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On the supply side, market structure and marginal supplier behavior influence short-term commodity prices. In the long-term, supply is driven by a producer’s outlook for a commodity. The outlook incorporates future price and cost projections, including capital expenditures required to replace machinery, add capacity, and explore for new reserves.

Through its analysis of supply and demand fundamentals, Wellington Management seeks to identify attractive investment opportunities in individual commodities.

The Commodity Strategy maintains diversified exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals and Agriculture & Livestock). Wellington Management manages exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals, and Agriculture & Livestock) based on its top-down view of the attractiveness of each sector, which is influenced by the outlook for global economic growth, global inflation pressure, and major currency relationships, as well as its bottom-up view on the attractiveness of each sector and the roll yield prevailing in the sector.

The PIMCO Investment Selection Process	PIMCO’s investment process is a three-part approach, implemented simultaneously. The first part of this approach relates to managing the core commodities index exposure; the second part involves evaluating and implementing structural strategies within the commodities markets where the primary focus is not to implement actual overweights or underweights of individual commodities versus their respective weights in the index. The third part relates to active management of the short-term collateral portfolio.

Initially, the designated commodity index exposure will be achieved by utilizing total return index swaps or commodity futures (most likely the former). This will be executed using more than one counterparty, and the implementation will be managed in a way that minimizes any potential impact on the futures markets as the positions are established. Next, structural positions will be executed based on PIMCO’s perspective of the commodity market during a given point in time that contributes to incremental value to the portfolio. These structural positions result from PIMCO’s own research and also from the flow of ideas that naturally come as the result of PIMCO’s premier position in commodity markets. The third part of PIMCO’s implementation is management of the collateral supporting the commodity index exposure. The collateral portfolio supporting the commodity exposure will be either managed or guided by PIMCO’s Short-Term desk in an enhanced cash approach consistent with the firm’s overall investment process. Strategy implementation for short-term portfolios relies on various structural yield premiums, including seeking to:

• Exploit the term premium at the short end of the yield curve through duration management;

• Extract a yield premium for managing varying levels of transaction liquidity;

• Obtain a credit premium by investing a portion of the portfolio in securities rated below AAA to capture both yield and diversification benefits; and

•  Capture a volatility premium; Investors typically overpay for price stability as demonstrated by the fact that implied short-term market volatility is generally higher than actual realized volatility. Therefore by effectively selling price volatility (i.e., purchasing mortgage-backed securities), PIMCO is able to exploit this market inefficiency and capture the yield premium.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Natural Resources Index as deemed appropriate by the Adviser. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements. Further information about the MSCI ACWI Natural Resources Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the MSCI ACWI Natural Resources Index in the same proportions as they are represented in the MSCI ACWI Natural

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Resources Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the MSCI ACWI Natural Resources Index, or to hold them in the same weightings as they represent in the MSCI ACWI Natural Resources Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the MSCI ACWI Natural Resources Index.

The International Equity Portfolio

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving “derivative instruments” – forward foreign currency exchange contracts, option or futures contracts or similar instruments – in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. The Portfolio may also invest in high-quality short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Capital Guardian Trust Company (“CapGuardian”), Artisan Partners Limited Partnership (“Artisan”) and Causeway Capital Management LLC (“Causeway”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA FM is currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The CapGuardian Investment Selection Process	CapGuardian’s selection process is a “bottom-up” approach based on fundamental research and emphasizes individual stock selections, with a focus on industries and market sectors represented in the MSCI EAFE Index rather than country or regional allocation factors. Decisions with respect to both the purchase and sale of individual stocks are made in a manner that is consistent with this “core” investment focus and based on the analysis by one or more of CapGuardian’s individual portfolio managers of fundamental investment factors such as earnings, sales, product lines and other factors. CapGuardian may consider selling a security if the individual portfolio manager believes either anticipated earnings or growth potential of a particular issuer has been realized or the factors that underlie the original investment decision are no longer valid or the individual portfolio manager identifies a more attractive situation.

The Artisan Investment Selection Process	In selecting investments for the Portfolio, Artisan uses a fundamental stock selection process focused on identifying long-term growth opportunities. Artisan’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally.

•    Themes.  Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for our investment themes. Artisan incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

• Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high quality

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companies that are well-managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

•    Valuation.  Artisan assesses the relationship between Artisan’s estimate of a company’s sustainable growth prospects and its stock price. Artisan utilizes multiple valuation metrics to establish price targets. The Portfolio may sell a stock when Artisan thinks the stock is approaching full valuation, changing circumstances affect the original reasons for its purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

The Causeway Investment Selection Process	Causeway’s investment approach is to identify stocks that appear to be undervalued through the use of a bottom-up stock selection process and with a view to controlling the volatility of returns. Investment decision-making is team-based and driven by fundamental research and quantitative risk analysis, with a focus on characteristics such as price-to-earnings ratios, dividend yields and share repurchases, price-to-book value and price-to-cash flow ratios and financial strength.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index as deemed appropriate by the Adviser. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the Index in the same proportions as they are represented in the MSCI EAFE Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the MSCI EAFE Index, or to hold them in the same weightings as they represent in the MSCI EAFE Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Institutional International Equity Portfolio

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving “derivative instruments” – forward foreign currency exchange contracts, option or futures contracts or similar instruments – in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. The Portfolio may also invest in high-quality, short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Capital Guardian Trust Company (“CapGuardian”), Artisan Partners Limited Partnership (“Artisan”), Causeway Capital Management LLC (“Causeway”) and Lazard Asset Management LLC (“Lazard”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). SSgA FM is currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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The CapGuardian Investment Selection Process	CapGuardian’s selection process is a “bottom-up” approach based on fundamental research and emphasizes individual stock selections, with a focus on industries and market sectors represented in the MSCI EAFE Index rather than country or regional allocation factors. Decisions with respect to both the purchase and sale of individual stocks are made in a manner that is consistent with this “core” investment focus and based on the analysis by one or more of CapGuardian’s individual portfolio managers of fundamental investment factors such as earnings, sales, product lines and other factors. CapGuardian may consider selling a security if the individual portfolio manager believes either anticipated earnings or growth potential of a particular issuer has been realized or the factors that underlie the original investment decision are no longer valid or the individual portfolio manager identifies a more attractive situation.

The Artisan Investment Selection Process	In selecting investments for the Portfolio, Artisan uses a fundamental stock selection process focused on identifying long-term growth opportunities. Artisan’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally.

•    Themes.  Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for our investment themes. Artisan incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

•    Sustainable Growth.  Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high quality companies that are well-managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

•    Valuation.  Artisan assesses the relationship between Artisan’s estimate of a company’s sustainable growth prospects and its stock price. Artisan utilizes multiple valuation metrics to establish price targets. The Portfolio may sell a stock when Artisan thinks the stock is approaching full valuation, changing circumstances affect the original reasons for its purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

The Causeway Investment Selection Process	Causeway’s investment approach is to identify stocks that appear to be undervalued through the use of a bottom-up stock selection process and with a view to controlling the volatility of returns. Investment decision-making is team-based and driven by fundamental research and quantitative risk analysis, with a focus on characteristics such as price-to-earnings ratios, dividend yields and share repurchases, price-to-book value and price-to-cash flow ratios and financial strength.

The Lazard Investment Selection Process	Management is done through a “bottom-up” stock selection process utilizing a series of proprietary measures to identify the most attractive stocks in each industry. Specific measures are customized by industry and designed to capture those that the manager believes most significantly influence the price performance of that industry. Mispricings within industries are identified by looking at relative measures including Price/Book, Free Cash Flow/Price, Return on Equity for each company. Future growth is evaluated by examining trends in sales and earnings, R&D expense, operating margins, cash flow growth and other measures. Market sentiment is gauged through stock price strength and sell side analyst projections. Finally, sustainable quality is gauged by measuring the strength of a company’s earnings and its internal ability to grow its business.

Stock selection within individual industries is influenced differently by specific factors. Stocks in growth industries such as technology and information services respond more to growth in top line revenue and their ability to sustain that growth through internal financing. By contrast, performance of energy and basic material companies are driven more by relative valuation and what an investor pays for their assets. Core industries such as consumer staples are characterized by a combination of growth and relative valuation.

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Every stock in the strategy’s universe is ranked on a daily basis and an expected return for the stock is developed. Trades are made when one stock’s expected return net of transaction costs is sufficiently greater than an existing holding to warrant the trade. Portfolios are reviewed daily but trading typically is done on a bi-monthly basis unless unusual circumstances exist.

Each trade is researched and discussed by members of the team to validate that trade’s attractiveness. Further input is also provided by the Lazard global sector specialists to avoid investment in companies where additional insight (management changes, legal issues) may not be apparent from the team’s analysis. Trades may be disqualified from such input; no trade will be initiated based on a Lazard analyst’s recommendation.

In construction and monitoring of the portfolio, the team pays careful attention to the risk exposures. The management team strives to avoid macro-economic bets and unintended exposures to capitalization, systematic risk (Beta) and dividend yield. The team makes sure that every portfolio is well diversified by industry, sector and region roughly in proportion to the benchmark. The portfolio is generally fully invested; cash is never more than 1-2% of the portfolio.

The SSgA FM Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, SSgA FM adheres to a “passive” or “indexing” investment approach by which SSgA FM attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index as deemed appropriate by the Adviser. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” SSgA FM will typically attempt to invest in the securities comprising the MSCI EAFE Index in the same proportions as they are represented in the MSCI EAFE Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the MSCI EAFE Index, or to hold them in the same weightings as they represent in the MSCI EAFE Index. In those circumstances, SSgA FM may employ a sampling or optimization technique to construct the portfolio in question. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Emerging Markets Portfolio

The Portfolio will diversify investments across several countries (typically at least 10) in order to reduce the volatility associated with specific markets. The number of countries in which the Portfolio invests will vary and may increase over time as the stock markets in other countries evolve. Typically 80% of the Portfolio’s assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries.

The Portfolio may invest in common and preferred equity securities, publicly traded in the United States or in foreign countries in developed or emerging markets, including initial public offerings. As collateral for derivative securities, the Portfolio may also invest in fixed income securities rated investment grade or better issued by U.S. companies. The Portfolio’s equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Portfolio may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

The Portfolio invests primarily in the MSCI EM Index countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest.

Specialist Managers.  A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and SSgA FM are currently responsible for implementing the active component of the Portfolio’s investment strategy. SSgA FM also manages a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus).

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The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The SSgA FM Investment Selection Process	With respect to that portion of the Portfolio allocated to SSgA FM that is managed in accordance with an “active management” approach, the management team in selecting investments for the Portfolio, identifies attractive countries and stocks to invest in. Through the use of quantitative models, the investment team incorporates valuation, growth and sentiment measures to rank countries and securities on relative attractiveness. The team seeks to build a diversified portfolio designed to outperform the Portfolio’s benchmark over time.

With respect to that portion of the Portfolio allocated to SSgA FM that is managed in accordance with the “passive” or “index” investment management approach, SSgA FM adheres to a “passive” or “indexing” investment approach that is designed to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index as deemed appropriate by the Adviser. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” Due to cost and liquidity constraints in the emerging markets, it is not possible or practicable to purchase all of the securities comprising the MSCI EM Index, or to hold them in the same weightings as they represent in the MSCI EM Index. Accordingly, SSgA employs a sampling or optimization technique to construct the portfolio in question. The Fund’s returns may vary from the returns of the MSCI EM Index. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.”

The TBCAM Investment Selection Process	TBCAM seeks to purchase undervalued securities that have strong fundamentals and a compelling catalyst for business improvement, a process that has yielded a portfolio that has outperformed the MSCI EM Index over full market cycles. Additionally, TBCAM’s consistent sell discipline trims and then eliminates outperforming securities that become expensive relative to the market, which has proven to add value in what has historically been a more volatile asset class than the developed markets.

The Core Fixed Income Portfolio

The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio may invest a substantial portion of its total assets in mortgage-backed and asset-backed issues. Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200%/annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which is taxed as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

Specialist Manager.  BlackRock Financial Management, Inc. (“BlackRock”) currently provides portfolio management services to this Portfolio. The Board of Trustees approved the engagement of Mellon Capital Management Corporation and Seix Investment Advisors LLC as two additional Specialist Managers for the Portfolio. Before they can provide portfolio management services, shareholders of the Portfolio must approve the engagements. Further information about the Specialist Manager and the individual

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portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The BlackRock Investment Selection Process	BlackRock applies a controlled-duration, relative value sector rotation and security selection approach to the management of all its fixed income mandates, evaluating the attractiveness of the extra yield offered by fixed income securities relative to the yield offered by U.S. Treasury issues. BlackRock selects from among corporate, mortgage and U.S. government securities. BlackRock also measures various types of risk, focusing on the level of real interest rates, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. BlackRock may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities and/or to realize capital gains.

The Mellon Capital Investment Selection Process	Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector.

The Seix Investment Selection Process	In making investment decisions for the Portfolio, Seix focuses its management efforts on the “bottom up” principle of security selection along with “top-down” strategies for sector allocation and yield curve structure using rigorous fundamental research as well as a series of proprietary and third party tools to identify value. Seix is organized into teams of portfolio managers and credit analysts along sectors. With diversified portfolios of well-researched companies, value-added security structures and sector rotation, Seix seeks to provide an attractive risk-adjusted return versus the benchmark over a market cycle.

The Fixed Income Opportunity Portfolio

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted below and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities and loans. Purchases and sales of securities and loans may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

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The performance benchmark for this Portfolio is the Credit Suisse High Yield Index (“CS High Yield Index”), an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the Portfolio relative to this benchmark.

Specialist Managers.  Seix Investment Advisors LLC (“Seix”) and Pacific Investment Management Company LLC (“PIMCO”) currently provides portfolio management services to this Portfolio. Further information about the Specialist Managers and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Seix Investment Selection Process	In making investment decisions with respect to high yield securities, Seix seeks to focus on capturing the upside potential of the high yield securities market while adhering to risk controls in order to minimize downside risk. Security selection is the key component of this process, and Seix undertakes rigorous credit research and analysis in an effort to identify value opportunities. Seix invests primarily in the healthiest segment of the high yield market, which consists of BB and high B-rated bonds and liquid securities. When evaluating a high yield issuer, Seix looks for current or potential positive free cash flow, sound management, good asset protection, a strong competitive position and access to capital. After analyzing these factors, Seix then turns its attention to the issuer’s security, cash flow and capital structures. Seix’s high yield team continuously monitors individual issuers as well as the industries in which they operate. For each issuer in which Seix invests, return expectations and sell targets are established. In addition to using information obtained through its research and analysis efforts, Seix uses a proprietary model designed to provide a quantitative basis for establishing spread targets. Seix maintains a strong sell discipline, and may eliminate positions once sell targets are reached, when fundamental conditions change significantly, or when a bond’s price falls below a certain level relative to its peer group.

In making investment decisions with respect to securitized assets, Seix focuses on securities that have the potential to outperform the high yield index in the short to intermediate term. Security selection is the key component of this process, and Seix undertakes rigorous credit, market, and structural research to identify such opportunities. Seix will typically look for securitized assets that appear mispriced based on current market conditions, having both relatively high yield and significant capital appreciation potential. Specifically, Seix focuses on the credit quality of the underlying collateral pool, the transaction’s structure, the asset’s expected cash flows and factors that may alter those cash flows, servicer and trustee risk, liquidity, and market conditions. Seix’s securitized assets team continuously monitors market conditions across all sectors in an effort to identify value opportunities. For each securitized asset in which Seix invests, return expectations and sell targets are established. Seix adheres to a strong sell discipline, and eliminates positions once all sell targets are reached, when fundamental conditions change markedly or the underlying collateral pool begins to show unexpected deterioration, or when the security’s price falls below a certain level relative to similar securities for a certain period of time.

The PIMCO Investment Selection Process	PIMCO employs a multi-sector strategy that invests in global corporate credit, both investment grade and high yield, and in emerging market debt. The allocation among each of these markets will vary based on PIMCO’s assessment of global trends and relative valuations. This active and dynamic approach allows for increased responsiveness in asset allocation to changing economic and market conditions while remaining anchored by PIMCO’s investment process and longer-term orientation. The ability to invest globally helps to improve diversification and may allow investors to benefit from differences in business cycles across regions and credit quality trends across credit sections.

PIMCO’s strategy aims to capture additional yield and return afforded by certain structural bond market inefficiencies. Attractive investments still exist within the markets for global corporate credits, and emerging market debt – as well as within other “non-core” areas of the credit market, including taxable municipal bonds and bank loans. However, from an asset allocation perspective, our investment philosophy typically maintain a strong bias for higher-quality, income-producing bonds that reside at the top of a company’s or country’s capital structure.

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The U.S. Government Fixed Income Securities Portfolio

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in derivative instruments, including fixed income futures contracts, fixed income options, interest rate swaps, total return swaps and credit default swaps. Such investments may be made to: invest in an asset class with greater efficiency and lower cost; add value when such instruments are attractively priced; adjust sensitivity to changes in interest rates; or adjust the overall credit risk of the Portfolio. Losses (or gains) involving futures contracts can sometimes be substantial.

Specialist Managers.  Mellon Capital currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process	Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector.

The U.S. Corporate Fixed Income Securities Portfolio

The Portfolio invests at least 80% of its net assets in investment-grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in Treasury obligations, including TIPS, agency debt, sovereign debt and other corporate obligations, including Yankee Bonds, 144A securities, preferred stock and trust preferred/capital notes.

Specialist Managers.  Seix currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Seix Investment Selection Process	In making investment decisions for the Portfolio, Seix focuses its management efforts on the “bottom up” principle of security selection along with “top-down” strategies for sector allocation and yield curve structure using rigorous fundamental research as well as a series of proprietary and third party tools to identify value. Seix is organized into teams of portfolio managers and credit analysts along sectors. With diversified portfolios of well-researched companies, value-added security structures and sector rotation, Seix seeks to provide an attractive risk-adjusted return versus the benchmark over a market cycle.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Portfolio invests at least 80% of its net assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may use futures, options and/or swaps in order to manage duration, yield curve and sector risk, or as a substitute for cash securities. The Portfolio may also purchase private placement or Rule 144A securities. Up to 5% of the Portfolio’s assets may be held in securities which were rated as investment-grade when purchased, but have since been downgraded. The Portfolio may purchase securities on a when-issued basis or for forward delivery and may enter into repurchase agreements.

Specialist Managers.  BlackRock currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

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The BlackRock Investment Selection Process	BlackRock applies a tightly risk controlled, relative value sector rotation and security selection approach to the management of the U.S. Mortgage/Asset Backed Securities Portfolio.

Real-time analysis of a vast array of risk measures allows us to assess the potential impact of various sector and security strategies on return and tracking error. As a result, we believe performance volatility versus the benchmark is limited.

BlackRock’s investment approach represents a collaboration between the Portfolio Teams, who are responsible for setting the top-down asset allocation framework for portfolio construction and the Investment Teams, who are responsible for bottom-up idea generation, including research, analysis, and security selection.

BlackRock’s disciplined investment process seeks to control risk and tracking error against the benchmark through: (1) asset allocation and relative value sector/sub-sector rotation and security selection, (2) rigorous quantitative analysis to the valuation of each security and of the portfolio as a whole, (3) intense credit analysis and review. We do this while controlling portfolio duration within a narrow band relative to a benchmark index, and leveraging the judgment and experience of the Portfolio and Investment Teams. Asset allocation decisions reflect both the top-down macroeconomic analysis of the Portfolio Team and the bottom-up analysis conducted by our investment managers. Our primary focus is on sector, sub-sector and security decisions.

The Short-Term Municipal Bond Portfolio

Tax-Exempt Securities may be purchased at significant discounts or premiums to par (face value). Any gains at sale or maturity of Tax-Exempt Securities may be subject to either capital gains or ordinary income taxes. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In order to maintain liquidity, the Portfolio is authorized to invest up to 20% of its total assets in taxable instruments.

Specialist Manager.  Breckinridge Capital Advisors, Inc. (“Breckinridge”) currently serves as Specialist Manager for The Short-Term Municipal Bond Portfolio. Further information about Breckinridge and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” section included later in this Prospectus.

The Breckinridge Investment Selection Process	In selecting securities for investment by the Portfolio, Breckinridge generally uses a bottom-up approach that seeks to invest in undervalued securities having credit quality and structural characteristics consistent with the investment objectives of providing current income and capital preservation. Investment opportunities are first identified based on fundamental analysis of the municipal issuer’s credit quality followed by a quantitative analysis of a security’s structure (call features, coupon, sinking fund, etc.) and an assessment of its risk-adjusted return relative to other tax-exempt offerings and returns available in the taxable fixed-income markets. In the event any security held by the Portfolio is downgraded below the Portfolio’s authorized rating categories, Breckinridge will review the security and determine whether to retain or dispose of that security.

The Intermediate Term Municipal Bond Portfolio

Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. In order to maintain liquidity or in the event that the Portfolio’s Specialist Manager believes that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. There is no limit on purchases of Municipal Securities, the interest on which is a preference item for purposes of the Federal alternative minimum tax (“AMT”).

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Specialist Manager.  Standish Mellon Asset Management Company LLC (“Standish”) currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Standish Investment Selection Process	The Standish investment process focuses on sector analysis and security selection rather than interest rate forecasting. Based on proprietary research, Standish seeks to identify lower volatility investments that offer excess incremental yield. Standish will consider eliminating positions when sell targets are reached, when fundamental conditions change significantly, or when a bond’s price falls below a certain level relative to its peer group.

The Intermediate Term Municipal Bond II Portfolio

The Portfolio’s principal investment strategy is to invest at least 80% of its assets in Tax-Exempt Securities so that it will qualify to pay “exempt-interest dividends.” In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. Tax-Exempt Securities may be purchased at significant discounts or premiums to par (face value). Any gains at sale or maturity of Tax-Exempt Securities may be subject to either capital gains or ordinary income taxes. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. The Portfolio intends to maintain a dollar- weighted effective average portfolio maturity of five to seven years. In order to maintain liquidity, the Portfolio is authorized to invest up to 20% of its total assets in taxable instruments.

Specialist Manager.  Breckinridge Capital Advisors, Inc. currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Breckinridge Investment Selection Process	In selecting securities for investment by the Portfolio, Breckinridge generally uses a bottom-up approach that seeks to invest in undervalued securities having credit quality and structural characteristics consistent with the investment objectives of providing current income and capital preservation. Investment opportunities are first identified based on fundamental analysis of the municipal issuer’s credit quality followed by a quantitative analysis of a security’s structure (call features, coupon, sinking fund, etc.) and an assessment of its risk-adjusted return relative to other tax-exempt offerings and returns available in the taxable fixed-income markets. In the event any security held by the Portfolio is downgraded below the Portfolio’s authorized rating categories, Breckinridge will review the security and determine whether to retain or dispose of that security.

Investment Risks and Strategies

The following is a summary of the types of investments that the Trust’s Portfolios may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of each Portfolio’s securities, appears in the Statement of Additional Information.

About Benchmarks and Index Investing.  The benchmarks for The Value Equity and The Institutional Value Equity Portfolios, The Growth Equity and The Institutional Grown Equity, and The Small Capitalization Equity and the Institutional Small Capitalization Equity Portfolios are the Russell 1000® Value Index, the Russell 1000® Growth Index and the Russell 2000® Index (or substyle indices), respectively. These indexes are among those indexes produced by Russell Investments (“Russell”) and, like many of the indexes in this group, are based on the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies (in terms of market capitalization) and represents approximately 98% of the investable U.S. equity market. The Russell indexes are unmanaged and market cap-weighted. During the second quarter of each year, Russell’s U.S. indexes are adjusted to reflect current stock market capitalizations as of May 31 of that year. This annual “reconstitution” re-ranks each company, establishing the year’s new index membership. The newly adjusted index membership takes effect at the market close on the fourth Friday in June, and remains in place until the following year’s reconstitution process. The Russell indexes referenced above include common stocks issued by companies domiciled in the United States or its territories as well as non-U.S. domiciled companies.

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The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Value Index is designed to measure the performance of those companies included in the Russell 2000® Index that have relatively lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Growth Index is designed to measure the performance of those companies included in the Russell 2000® Index that have relatively higher price-to-book ratios and higher forecasted growth values.

The benchmark for The International Equity and The Institutional International Equity Portfolios is the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”) and the benchmark for The Emerging Markets Portfolios is the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”). The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2011, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2011 the MSCI EM Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The benchmarks for The Real Estate Securities Portfolio are the Dow Jones US Select REIT Index and the FTSE EPRA/NAREIT Index. The Dow Jones US Select REIT Index (“REIT Index”) is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded real estate investment trusts (“REITs”) and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate.

The benchmark for The Commodity Returns Strategy Portfolio the MSCI ACWI Natural Resources Index. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements.

The indexes noted above are used by the Board of Trustees and by the Adviser as one standard against which to measure the performance of the Specialist Managers to whom assets of the various Equity Portfolios have been allocated. In addition, a portion of the assets of The Value Equity and The Institutional Value Equity, The Growth Equity and The Institutional Growth Equity, The Small Capitalization Equity and The Institutional Small Capitalization Equity, The International Equity, The Institutional International Equity and The Emerging Markets Portfolios (the “Index Accounts”) are allocated to a Specialist Manager who is committed to investing assets allocated to it in a manner that attempts to replicate the performance of the appropriate benchmark index. At times, subsets of these indices may also be used as a basis for selecting securities for the Index Accounts. This passive investment style differs from the active management investment techniques used by the Trust’s other Specialist Managers. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index.

Securities will be acquired in proportion to their weighting in the relevant index. Under certain circumstances, it may not be possible for an Index Account to acquire all securities included in the relevant index. This might occur, for example, in the event that an included security is issued by one of the Trust’s Specialist Managers or if there is insufficient trading activity in an included security for any reason. To the extent that all securities included in the appropriate index cannot be purchased, the Specialist Manager will purchase a representative sample of other included securities in proportion to their weightings. It is anticipated that these investment methods will result in a close correlation between the performance of the Index Accounts and the performance of the relevant index in both rising and falling markets, and every effort will be made to achieve a correlation of at least 0.95, before deduction of the expenses associated with the management of the respective Index Accounts and the Portfolio of which they are a

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part. A correlation of 1.00 would represent a perfect correlation between the performance of an Index Account and the relevant index. Investors should be aware, however, that while use of an index investment approach may limit an investor’s losses (before expenses) to those experienced in the overall securities markets as represented by the relevant index, it is also the case that an investor gives up the potential to achieve return in rising markets in excess of the return achieved by the benchmark index.

About Equity Securities.  The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and a Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common, depositary receipts and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

IPO Holding Risk.  IPO holding is the practice of participating in an initial public offering (IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may be limited or no IPOs in which a Portfolio can participate. Even when the Portfolio requests to participate in an IPO, there is no guarantee that a Portfolio will receive an allotment of shares in an IPO sufficient to satisfy a Portfolio’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk.  IPO trading is the practice of participating in an initial public offering (IPO) and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the Portfolio’s portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this practice may result in losses if a Portfolio purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

Small Company Risk.  Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities.  Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign fixed income securities are subject to the same risks as other fixed income securities (as described below). Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce a Portfolio’s income.

Foreign Currency Risk.  The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

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Foreign Government Securities.  Foreign governments, as well as supranational or quasi-governmental entities, such as the World Bank, may issue fixed income securities. Investments in these securities involve both the risks associated with any fixed income investment and the risks associated with an investment in foreign securities. In addition, a governmental entity’s ability or willingness to repay principal and interest due in a timely manner may be affected not only by economic factors but also by political circumstances either internationally or in the relevant region. These risks extend to debt obligations, such as “Brady Bonds,” that were created as part of the restructuring of commercial bank loans to entities (including foreign governments) in emerging market countries. Brady Bonds may be collateralized or not and may be issued in various currencies, although most are U.S. dollar denominated.

Emerging Market Securities.  Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities.  Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities, inflation-indexed bonds, structured notes, including hybrid or “indexed” securities and event-linked bonds and delayed funding loans, as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk.  Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

Call/Prepayment Risk and Extension Risk.  Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, a Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. In the case of mortgage-backed or asset-backed issues – securities backed by pools of loans – payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk.  Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change

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even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Income Portfolios if the relevant Specialist Manager determines that their quality is comparable to rated issues.

Risk Factors Relating to High Yield or “Junk” Bonds.  Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. The Portfolios will not generally purchase “distressed” securities.

When-issued Securities.  Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities.  Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including

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prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls.  Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Floating Rate Loans and Loan Participations.  The Fixed Income Opportunity Portfolio may invest in floating rate loans and loan participations. These instruments – which include first and second lien senior floating rate loans and other floating rate debt securities – generally consist of loans made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates on these loans are most often floating, not fixed, and are tied to a benchmark lending rate (such as the London Interbank Offered Rate or “LIBOR”). Because the interest rate of floating rate loans adjusts periodically, interest rate risk is lower on floating rate loans than on fixed rate loans. Additionally, to the extent that the Portfolio invests in senior loans to non-U.S. borrowers, the Portfolio may be subject to the risks associated with any foreign investments (summarized above). The Portfolio may also acquire junior debt securities or securities with a lien on collateral lower than a senior claim on collateral. The risks associated with floating rate loans are similar to the risks of below investment grade securities although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured; although one lending institution will often be required to monitor the collateral. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may also invest in loan participations, by which the Portfolio has the right to receive payments of principal, interest and fees from an intermediary (typically a bank, financial institution or lending syndicate) that has a direct contractual relationship with a borrower. Absent a direct contractual relationship with the borrower, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the underlying loan. As a result, the Portfolio may be exposed to the credit risk of both the borrower and the intermediary offering the participation. Additionally, investment in loan participation interests may result in increased exposure to financial services sector risk. The Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid and may have limited or no right to vote on changes that may be made to the underlying loan agreement. The Portfolio may also purchase loan assignments from an agent bank or other member of a lending syndicate. Such investments may involve risks in addition to those noted above, for example, if a loan is foreclosed, the Portfolio could become part owner of any collateral and would bear the costs and liability associated with such ownership.

Inverse Floating Rate Municipal Obligations.  Inverse floating rate municipal obligations are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate

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municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Securities Purchased At Discount.  Securities purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, a Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

About Municipal Securities

These securities are fixed income securities issued by local, state and regional governments or other governmental authorities – and they may be issued for a wide range of purposes, including construction of public facilities or short-term funding, and for varying maturities. Interest on Municipal Securities will be exempt from regular Federal income taxes, but may be a tax preference item for purposes of computing alternative minimum tax (“AMT”). The tax treatment that will be accorded to interest payable by issuers of Municipal Securities will depend on the specific terms of the security involved.

Private Activity and Industrial Revenue Bonds.  Municipal Securities may be “general obligations” of their issuers, the repayment of which is secured by the issuer’s pledge of full faith, credit and taxing power. Municipal Securities may be payable from revenues derived from a particular facility that will be operated by a non-government user. The payment of principal and interest on these bonds is generally dependent solely on the ability of the private user or operator to meet its financial obligations and the pledge, if any, of real or personal property securing that obligation.

Credit Enhancements.  Some Municipal Securities feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Security should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

Credit Supports.  The creditworthiness of particular Municipal Securities will generally depend on the creditworthiness of the entity responsible for payment of interest on such particular Municipal Security. Municipal Securities also include instruments issued by financial institutions that represent interests in Municipal Securities held by that institution – sometimes referred to as participation interests – and securities issued by a municipal issuer that are guaranteed or otherwise supported by a specified financial institution. Because investors will generally look to the creditworthiness of the supporting financial institution, changes in the financial condition of that institution, or ratings assigned by rating organizations of its securities, may affect the value of the instrument.

AMT Risk.  The interest on some municipal securities is a preference item for purposes of the Federal AMT. If the Portfolio’s holdings of such securities are substantial and you are subject to this tax, a substantial portion of any income you receive as a result of your investment in the Portfolio will be subject to this tax.

About Real Estate Investments

Real Estate Investment Trusts (“REITs”).  REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers and derive income primarily from the collection of rents and/or interest income. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment

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companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Portfolio and certain other of the Portfolios that may invest in REITs will indirectly bear their respective proportionate share of expenses incurred by REITs in which each invests in addition to the expenses incurred directly by that Portfolio.

REITs can generally be classified as Equity REITs, Mortgage REITs, Hybrid REITs and REOC’s. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.

The Real Estate Securities Portfolio will not invest in real estate directly, but only in securities issued by real estate or real estate related companies. However, because of its policy of concentration in the securities of companies in the real estate industry, The Real Estate Securities Portfolio is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	extended vacancies of properties

•	increased competition

•	increases in property taxes and operating expenses

•	changes in zoning laws

•	losses due to costs resulting from the clean-up of environmental problems

•	liability to third parties for damages resulting from environmental problems

•	casualty or condemnation losses

•	limitations on rents

•	changes in neighborhood values and the appeal of properties to tenants

•	changes in interest rates

Thus, the value of The Real Estate Securities Portfolio’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Furthermore, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

About Temporary Investment Practices.  It is the intention of the Trust that each of the Portfolios be fully invested in accordance with their respective investment objective and policies at all times. Except with respect to the Index Accounts, a Specialist Manager may seek to maintain liquidity pending investment by investing assets allocated to it in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are

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referred to in this Prospectus as U.S. government securities. The Portfolios may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization and/or money market funds. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the Specialist Manager receiving the assets may invest those Portfolio assets in short-term money market instruments during a startup or transition period while determining appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of a Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the affected Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.

About Hedging Strategies.  Except with respect to the Index Accounts, a Specialist Manager may, but is not obligated to, use certain strategies (“Hedging Strategies”) on behalf of a Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, each Specialist Manager, including a Specialist Manager responsible for an Index Account, may use Hedging Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Equity Portfolios (except the Index Accounts) and the Income Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, The International Equity, Emerging Markets and Commodity Returns Strategy Portfolios may, but are not obligated to, use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by these Portfolios are denominated.

The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio may also use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which the foreign securities held by these Portfolios are denominated. In addition, these Portfolios, along with The Short-Term Municipal Bond Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Government Corporate Fixed Income Securities Portfolio and The U.S. Government Mortgage/Asset Backed Fixed Income Securities Portfolio may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indexes or commodity indexes. Swaps may be used to manage the maturity and duration of a fixed income portfolio or to gain exposure to a market without directly investing in securities traded in that market.

Use of the instruments noted above (collectively, “Hedging Instruments”) must be consistent with a Portfolio’s investment objective and policies (and, in the case of the Index Accounts, the indexing strategy described earlier in this Prospectus).The Portfolios may not use Hedging Instruments for speculative purposes. No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that a Specialist Manager will use any Hedging Strategies, a particular Hedging Strategy or a particular Hedging Instrument. However, there are certain overall considerations to be aware of in connection with the use of Hedging Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Hedging Strategy does not occur, it may be that the Portfolio employing such Hedging Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable hedging transactions may not be available in all circumstances. To the extent these strategies are used, they can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates are changing in unexpected ways. A Portfolio may suffer losses disproportionate to the amount of its investments in these securities. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain

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obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.

About Other Permitted Instruments.

Temporary Investment Strategies.  Each of the Portfolios may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio’s total assets. To avoid potential leveraging effects of a Portfolio’s borrowings, however, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are 5% or more of a Portfolio’s total assets. Each of the Portfolios may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. No Portfolio will enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio’s total assets.

Liquidity Risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk.  Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies.

The Specialist Managers may also acquire, on behalf of a Portfolio, other securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. The Portfolios may invest in these instruments to achieve market exposure pending direct investment in securities in accordance with the investment policies of the relevant Portfolio, to hedge against the relative value of the securities in which an acquiring Portfolio primarily invests, or to facilitate the management of cash flows in or out of that Portfolio. Other investment company securities that may be acquired by a Portfolio include those of investment companies which invest in short-term money market instruments.

Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Portfolios may invest in ETFs. Such ETFs are unaffiliated with the Portfolio.

Many ETFs seek to replicate the performance of a securities market index or a group of securities markets (“Index-based ETFs”) in a particular geographic area. Thus, investment in Index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will

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indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In particular, the Portfolio may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

Disclosure of Portfolio Holdings

A complete list of each Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolios’ policies and procedures with respect to disclosure of the Portfolios’ securities is provided in the Trust’s Statement of Additional Information (“SAI”).

Fund Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.

Advisory Services

HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreement (“HC Capital Agreement”) with the Trust. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser is not responsible for day-to-day investment decisions for the Trust or its Portfolios. The Adviser is, however, responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those Portfolios served by more than one Specialist Manager. Each of the Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Adviser may, from time to time, reallocate the assets of a multi-manager Portfolio among the Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio. Under the HC Capital Agreement, the Adviser does have direct authority to invest and reinvest the Trust’s assets but does not currently do so. The Adviser is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.

As part of its oversight responsibilities, the Adviser seeks to manage overall active portfolio risk. In connection with this effort, the Adviser may, from time to time, determine that, as a result of investment decisions in actively managed portions of a Portfolio, the overall Portfolio is underweight with respect to a specific market sector represented in the designated benchmark index. If, in the Adviser’s judgment, it is appropriate to do so from a risk management perspective, the Adviser may direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that replicates a subset of the market sector that, in the Adviser’s judgment, is underweighted in the Portfolio as a whole. By way of example, application of the investment process of an active manager may result in a decision to limit investments in financial services. Taking into account the Portfolio’s overall structure, however, the Adviser may determine that a Portfolio is disproportionately underweight in financial services from a risk management perspective. Under such circumstances, the Adviser may (but is not required to) direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that tracks the performance of the financial services sector or subset of the designated index. The companies represented in the subset (“Subset Components”) will be determined by the Specialist Manager responsible for the “indexed” portion of the Portfolio and it is

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expected that investments in each of the Subset Components will be made weighted in accordance with the overall benchmark index.

The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission (“SEC”) that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The Trust’s shareholders have also approved this arrangement, however, the exemptive relief required from the SEC has not yet been obtained.

Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the HC Capital Agreement, the Adviser is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of August 31, 2011, approximately $18.6 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle.

Specialist Managers.  Day-to-day investment decisions for each of the Portfolios are the responsibility of one or more Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the respective Portfolios, and subject to the general supervision of the Trust’s Board of Trustees, each of the Specialist Managers is responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for the Portfolios they serve.

In the case of those Portfolios that are served by more than one Specialist Manager, the Adviser is responsible for determining the appropriate manner in which to allocate assets to each such Specialist Manager. The Adviser may increase or decrease the allocation to a Specialist Manager, if it deems it appropriate to do so, in order to achieve the overall objectives of the Portfolio involved. Allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend that the Board of Trustees terminate a particular Specialist Manager when it believes that such termination will benefit a Portfolio. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selection processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.

The following is information on how the management fees were calculated for each of the following Portfolios served by more than one Specialist Manager:

The Value Equity Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 36% AllianceBernstein, 44% SSgA FM and 20% ICAP.

The Institutional Value Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 31% AllianceBernstein, 21% ICAP, 13% PIMCO and 35% SSgA FM.

The Growth Equity Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 40% SGA, 39% Jennison and 21% SSgA FM.

The Institutional Growth Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 33% SGA, 32% Jennison, 18% PIMCO and 17% SSgA FM.

The Small Capitalization Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the

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figures assume an actual allocation of assets at June 30, 2011 of 24% IronBridge, 22% Frontier, 38% SSgA FM, 16% Pzena and 0% Cupps.

The Institutional Small Capitalization Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 24% IronBridge, 20% Frontier, 18% Pzena, 19% SSgA FM and 19% Cupps.

The Real Estate Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011, adjusted for assets allocated to any new Specialist Managers after June 30, 2011, of 100% Wellington and 0% SSgA FM.

The Commodity Returns Strategy Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an allocation of assets at June 30, 2011, adjusted for assets allocated to any new Specialist Managers after June 30, 2011, of 30% Wellington Global Natural Resources strategy, 19% Wellington Commodity strategy, 21% PIMCO and 30% SSgA FM.

The International Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 41% Capital Guardian, 34% Causeway, 25% Artisan and 0% SSgA FM.

The Institutional International Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011, adjusted for assets allocated to any new Specialist Managers after June 30, 2011, of 33% Capital Guardian, 32% Causeway, 26% Artisan, Lazard 9% and 0% SSgA FM.

The Emerging Markets Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 88% SSgA FM (active strategy), 12% TBCAM and 0% SSgA FM (passive strategy).

The Core Fixed Income Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 39% BlackRock, 31% Mellon Capital and 30% Seix.

The Fixed Income Opportunity Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 100% Seix and 0% PIMCO.

A detailed description of the Specialist Managers that currently serve the Trust’s various Portfolios is found in the “Specialist Manager Guide” included in this Prospectus.

A discussion regarding the Board of Trustees’ basis for approving the Trust’s agreements with the Adviser and each of the Specialist Managers appears in the Trust’s Annual Report to Shareholders dated June 30, 2011.

Additional Information About Fund Management

The Commodity Returns Strategy Portfolio may pursue its investment objective, in part, by investing in the Subsidiaries. Each of the Subsidiaries has entered into a separate contract with one of the Specialist Managers whereby the respective Specialist Manager provides investment advisory and other services to the Subsidiary. Neither the Adviser nor the Specialist Managers receive separate compensation from the Subsidiaries for provision of these services. The Portfolio pays the Adviser and the Specialist Managers their management fees based on the Portfolio’s assets, including its investment in the Subsidiaries.

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More Information About Fund Investments and Risks (continued)

Shareholder Information

Purchases and Redemptions

Purchasing Shares of the Portfolios.  Shares of each of the Portfolios are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”

Calculating NAV.  A Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NAV is calculated by adding the total value of a Portfolio’s investments and other assets attributable to HC Advisors Shares, subtracting its liabilities attributable to HC Advisors Shares and then dividing that figure by the number of outstanding HC Advisors Shares of that Portfolio:

NAV =	total assets – liabilities
number of shares outstanding

The value of each Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price a Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust’s Board of Trustees.

Service Fees.  The Trust has adopted a plan under Rule 12b-1 (“12b-1 Plan”) that allows HC Advisors Shares of each Portfolio to pay service fees related to services provided to shareholders. Because these fees are paid out of a Portfolio’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum such fee is 0.25% of the average daily net assets of HC Advisors Shares and the maximum fee has been included in the calculation for Total Annual Portfolio Operating Expenses for each of the Portfolios, although there is no current intention to assess this fee.

Acceptance of Purchase Orders; Anti-Money Laundering Policy.  Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

If accepted by the Trust, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

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More Information About Fund Investments and Risks (continued)

Multiple Class Portfolios.  The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Advisors Shares. HC Advisor Shares are available for purchase by an Intermediary that (i) has entered into, and maintains, a client agreement with the Adviser; and (ii) acting in accordance with discretionary authority on behalf of such Intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios. HC Advisors Shares have service fees not applicable to the HC Strategic Shares.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a. Name;

b. Date of birth, for an individual;

c. Address, which shall be:

1) For an individual, a residential or business street address;

2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d. Identification Number, which shall be:

1) For a U.S. person, a taxpayer identification number; or

2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification.  As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

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More Information About Fund Investments and Risks (continued)

Redeeming Your Shares.  You may redeem your shares in any Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared – normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions.  Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of a Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of a Portfolio “in kind” by exchanging securities for shares of the selected Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in a Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolios may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries.  Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions.  Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio are paid on a quarterly basis. Dividends on The International Equity Portfolio and The Institutional International Equity Portfolio are paid semi-annually. Dividends on The Emerging Markets Portfolio are paid on an annual basis.

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Income dividends on each of the Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually.

Federal Taxes.  The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Portfolio Distributions.  Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 35% (39.6% beginning January 1, 2013), except as discussed below.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15% (20% beginning January 1, 2013).

In 2011 and 2012, but not in later years, distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of fifteen percent (15%), as long as certain requirements are met. In general, distributions paid by a Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by that Portfolio. To the extent that The Real Estate Securities Portfolio invests a significant portion of its assets in REITs (which is anticipated to be the case), distributions attributable to operating income of those REITs will generally not constitute “qualifying dividends” for purposes of the 15% rate. Accordingly, investors in The Real Estate Securities Portfolio should anticipate that a significant portion of the dividends to them each year will be taxable at the higher rates generally applicable to ordinary income, rather than being eligible for the 15% rate normally applicable to dividends in 2011 and 2012.

Distributions from each Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges.  You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in any Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.  One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other Tax-Qualified Plans are usually taxed as ordinary income.

Other Tax Exempt Investors.  Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Portfolio.

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Foreign Taxes Incurred by The International Equity, The Institutional International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios.  It is expected that The International Equity, The Institutional International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Each these Portfolios, except The Commodity Returns Strategy Portfolio, is expected to have more than 50% of its assets at the close of each year invested in stocks or securities of foreign corporations and, therefore, may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolios pay. The Commodity Returns Strategy Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolio pays if more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations. If this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio.  During normal market conditions, it is expected that substantially all of the dividends paid by The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio will be excludable from gross income for Federal income tax purposes. As previously noted, the Portfolios may, however, invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax (although The Short-Term Municipal Bond Portfolio does not currently intend to do so). Tax exempt income is a factor in determining whether Social Security benefits are taxable. The Portfolios may also realize taxable capital gains. Accordingly, a portion of the Portfolio’s dividends will not be totally exempt from Federal income taxes. In addition, if you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Backup Withholding.  A Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders.  Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes.  You may also be subject to state and local taxes on distributions and redemptions, including distributions from The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond Portfolio. State income taxes may not apply, however, to the portions of each Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions.  Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at a maximum rate of 15% will sunset after 2012.

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Special Tax Considerations Related to The Commodity Returns Strategy Portfolio.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, The Commodity Returns Strategy Portfolio must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualified income”). The tax treatment of commodity-linked notes and certain other derivative instruments under tests to qualify as a regulated investment company is not certain. The Trust has received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute qualifying income under Code. If the commodity-linked instruments in which the Portfolio invests were not regarded as producing qualifying income, then the Portfolio might fail to qualify as a regulated investment company. In addition, the Subsidiary will invest in commodity-linked swaps and certain other commodity-linked derivatives. The Trust received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiary will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiary were not considered to be qualifying income, the Portfolio might fail to qualify as a regulated investment company.

In addition, another requirement for qualifying for the special tax treatment accorded regulated investment companies and their shareholders is that the Portfolio must satisfy several diversification requirements, including the requirement that not more than 25% of the value of the Portfolio’s total assets may be invested in the securities (other than those of the US Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. Therefore, the Portfolio may not invest any more than 25% of the value of its assets in the Subsidiary. Absent this diversification requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiary.

More information about taxes is in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Trust’s Portfolios since the inception of the Portfolios. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust’s financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

There are no financial highlights for The Short-Term Municipal Bond Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, as each of the Portfolios’ HC Advisors Shares had not commenced operations as of June 30, 2011.

		Change in Net Assets
		Resulting from Operations:			Distributions to Shareholders:						Ratios/Supplementary Data
												Ratio of	Ratio of
			Net									Expenses to	Expenses to
			Realized/									Average Net	Average Net	Ratio of	Ratio of Net
	Net Asset		Unrealized			Net						Assets, Prior to	Assets, Net of	Expenses to	Investment
	Value,	Net	Gains		Net	Realized	Tax	Total	Net Asset		Net Assets at	Expenses Paid	Expenses Paid	Average Net	Income (Loss) to
	Beginning	Investment	(Losses) on	Total from	Investment	Gains from	Return of	Distributions to	Value, End	Total	End of Period	Indirectly and	Indirectly and	Assets, Net of	Average Net	Portfolio
	of Period	Income (Loss)	Investments	Operations	Income	Investments	Capital	Shareholders	of Period	Return(a)	(in thousands)	Waivers(b)	Waivers(b)	Waivers(b)	Assets(b)	Turnover Rate(a)(c)

The Value Equity Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$9.93	$0.21	$2.57	$2.78	$(0.22)	$—	$—	$(0.22)	$12.49	28.10%	$763	0.62%	0.31%	0.31%	1.98%	72.04%

The Institutional Value Equity Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$10.21	$0.21	$2.75	$2.96	$(0.20)	$—	$—	$(0.20)	$12.97	29.14%	$1,292	0.65%	0.35%	0.35%	1.83%	97.05	%(e)

The Growth Equity Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$10.40	$0.10	$3.45	$3.55	$(0.10)	$—	$—	$(0.10)	$13.85	34.24%	$955	0.62%	0.36%	0.37%	0.83%	49.14%

The Institutional Growth Equity Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$10.59	$0.11	$3.50	$3.61	$(0.10)	$—	$—	$(0.10)	$14.10	34.16%	$1,555	0.64%	0.38%	0.37%	0.92%	85.12	%(e)

The Small Capitalization Equity Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$10.13	$0.05	$3.91	$3.96	$(0.06)	$—	$—	$(0.06)	$14.03	39.12%	$157	0.95%	0.70%	0.70%	0.37%	51.76%

The Institutional Small Capitalization Equity Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$10.05	$0.05	$3.86	$3.91	$(0.06)	$—	$—	$(0.06)	$13.90	38.97%	$228	0.96%	0.71%	0.71%	0.44%	100.93%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	Portfolio Turnover does not include TBA security transactions.

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Financial Highlights (continued)

		Change in Net Assets
		Resulting from Operations:			Distributions to Shareholders:						Ratios/Supplementary Data
												Ratio of	Ratio of
			Net									Expenses to	Expenses to
			Realized/									Average Net	Average Net	Ratio of	Ratio of Net
	Net Asset		Unrealized			Net						Assets, Prior to	Assets, Net of	Expenses to	Investment
	Value,	Net	Gains		Net	Realized	Tax	Total	Net Asset		Net Assets at	Expenses Paid	Expenses Paid	Average Net	Income (Loss) to
	Beginning	Investment	(Losses) on	Total from	Investment	Gains from	Return of	Distributions to	Value, End	Total	End of Period	Indirectly and	Indirectly and	Assets, Net of	Average Net	Portfolio
	of Period	Income (Loss)	Investments	Operations	Income	Investments	Capital	Shareholders	of Period	Return(a)	(in thousands)	Waivers(b)	Waivers(b)	Waivers(b)	Assets(b)	Turnover Rate(a)(c)

The Real Estate Securities Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$13.08	$0.19	$5.17	$5.36	$(0.33)	$(0.51)	$—	$(0.84)	$17.60	41.98%	$246	1.05%	0.80%	0.80%	2.08%	79.82%

The Commodity Returns Strategy Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$9.71	$0.05	$3.04	$3.09	$(0.04)	$(0.14)	$—	$(0.18)	$12.62	31.93%	$609	1.28%	1.03%	1.03%	0.44%	79.60%

The International Equity Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$8.74	$0.23	$2.29	$2.52	$(0.27)	$—	$—	$(0.27)	$10.99	28.93%	$1,466	0.82%	0.57%	0.57%	3.05%	49.11%

The Institutional International Equity Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$8.73	$0.24	$2.27	$2.51	$(0.28)	$—	$—	$(0.28)	$10.96	28.79%	$2,399	0.83%	0.58%	0.58%	2.53%	54.67%

The Emerging Markets Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$18.17	$0.25	$4.36	$4.61	$(0.15)	$(0.21)	$—	$(0.36)	$22.42	25.44%	$966	1.25%	1.00%	1.00%	1.28%	61.56%

The Core Fixed Income Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$10.27	$0.24	$0.07	$0.31	$(0.25)	$(0.20)	$—	$(0.45)	$10.13	3.05%	$2,659	0.58%	0.33%	0.33%	2.26%	684.04	%(e)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	Portfolio Turnover does not include TBA security transactions.

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Change in Net Assets
		Resulting from Operations:			Distributions to Shareholders:						Ratios/Supplementary Data
											Ratio of	Ratio of
			Net								Expenses to	Expenses to
			Realized/								Average Net	Average Net	Ratio of	Ratio of Net
	Net Asset		Unrealized			Net					Assets, Prior to	Assets, Net of	Expenses to	Investment
	Value,	Net	Gains		Net	Realized	Total	Net Asset		Net Assets at	Expenses Paid	Expenses Paid	Average Net	Income (Loss) to
	Beginning	Investment	(Losses) on	Total from	Investment	Gains from	Distributions to	Value, End	Total	End of Period	Indirectly and	Indirectly and	Assets, Net of	Average Net	Portfolio
	of Period	Income (Loss)	Investments	Operations	Income	Investments	Shareholders	of Period	Return(a)	(in thousands)	Waivers(b)	Waivers(b)	Waivers(b)	Assets(b)	Turnover Rate(a)(c)

The Fixed Income Opportunity Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$6.74	$0.53	$0.69	$1.22	$(0.57)	$—	$(0.57)	$7.39	18.61%	$824	0.79%	0.54%	0.54%	7.80%	157.18%

The Intermediate Term Municipal Bond Portfolio HC Advisors Shares
Period Ended June 30, 2011(d)	$9.61	$0.32	$0.05	$0.37	$(0.34)	$—	$(0.34)	$9.64	3.92%	$1,211	0.58%	0.33%	0.33%	3.50%	21.78%

The Intermediate Term Municipal Bond II Portfolio HC Advisors Shares
Period Ended June 30, 2011(e)	$10.11	$0.14	$(0.01)	$0.13	$(0.14)	$—	$(0.14)	$10.10	1.54%	$303	0.57%	0.32%	0.32%	1.99%	2.81%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	For the period October 6, 2010 (commencement of operations) through June 30, 2011.

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This Specialist Manager Guide sets forth certain information about the Specialist Managers and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the respective Portfolios is available in the SAI. The Intermediate Term Municipal Bond II Portfolio, The U.S. Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio were in operation for a portion of the fiscal year ended June 30, 2011.

AllianceBernstein L.P. (“AllianceBernstein”) serves as a Specialist Manager for The Value Equity and The Institutional Value Equity Portfolios. AllianceBernstein is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 1345 Avenue of the Americas, New York, NY, 10105. As of June 30, 2011, AllianceBernstein had total assets under management of approximately $461 billion, of which approximately $43.8 billion represented assets of institutional mutual/commingled funds.

For its services under this Agreement with respect to the portion of each of the Portfolios allocated to AllianceBernstein from time to time (each an “AllianceBernstein Account”), AllianceBernstein shall receive a fee calculated at an annual rate and payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined below). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. In the event Combined Assets are less than $300 million one year following the initial funded value of the AllianceBernstein Account, other than as a result of market movement, the fee payable in respect of the Combined Assets shall revert to 0.90% on the first $15 million, 0.50% on the next $35 million and 0.40% on the balance until such time as Combined Assets exceed $300 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of: (a) the net assets in the AllianceBernstein Account; and (b) other assets managed by AllianceBernstein, for certain other clients of the Adviser managed by AllianceBernstein within the same strategy. Pursuant to a Fee Waiver Agreement dated October 16, 2009 and the Amendments to the Fee Waiver Agreement dated December 16, 2010 and dated June 30, 2011, AllianceBernstein has contractually agreed to waive that portion of the fee to which it is entitled that exceeds 0.25% of the average daily net assets of the of the Combined Assets, for the period October 1, 2009 to September 30, 2011 and it will waive that portion of the fee to which it is entitled that exceeds 0.31% of each Portfolio’s average daily net asset value of the Combined Assets for the period from October 1, 2011 through September 30, 2012. During the fiscal year ended June 30, 2011 AllianceBernstein received fees of 0.37% of the average daily net assets of each portion of The Value Equity and The Institutional Value Equity Portfolios allocated to AllianceBernstein.

Gerry Paul and Greg Powell are responsible for making day-to-day investment decisions for that portion of The Value Equity and Institutional Value Equity Portfolios allocated to AllianceBernstein. Mr. Paul was appointed CIO of the North American Value Equity Investment Policy Group and Co-CIO of U.S. Large Cap Equities in 2009. Prior to this appointment, Mr. Paul was the Global Head of Diversified Value Services, CIO – Advanced Value Fund, CIO – Small and Mid-Capitalization, and Co-CIO – Real Estate Investments. Mr. Paul joined Bernstein in 1987 as a research analyst covering the automotive industry. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

Mr. Powell was appointed Director of Research of US Large Cap Value Equities in 2010. Prior to this appointment, Mr. Powell had been the director of research of Equity Hedge Fund Strategies, focusing on the management of the short portfolio in the Global Opportunities Fund, working with the Global Research Team (since 2005). From March 2009 to late 2010, he was also the head of Fundamental Value Research, responsible for overseeing our fundamental-research analysts. Mr. Powell joined Bernstein in 1997 as an analyst supporting the Advanced Value Fund and was promoted to become the Fund’s director of research in 1999. He earned a BA in economics and mathematics in 1981 from the University of California at Santa Barbara and an MA and PhD in economics in 1983 and 1986, respectively, from Northwestern University.

Artisan Partners Limited Partnership (“Artisan”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Artisan, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2011, Artisan managed total assets in excess of $63.6 billion, of which approximately $38.1 billion consisted of mutual fund assets. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (Artisan Partners Holdings). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

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Mr. Mark L. Yockey, a managing director of Artisan, is responsible for making day-to-day investment decisions for those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan. Mr. Yockey joined Artisan in 1995 as a portfolio manager.. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

For its services to The International and Institutional International Equity Portfolios, Artisan receives a fee, payable monthly, at an annual rate of 0.47% of the average daily net assets allocated to Artisan so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio allocated to Artisan at the following annual rates: 0.80% on assets up to $50 million; 0.60% on assets from $50 million to $100 million; and 0.70% on assets in excess of $100 million. For purposes of computing Artisan’s fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan; and (b) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan. For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, during the fiscal year ended June 30, 2011 Artisan received fees of 0.47% of the average daily net assets of each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Artisan.

BlackRock Financial Management, Inc. (“BlackRock”) serves as Specialist Manager for The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. BlackRock, which has managed fixed income assets since 1988 and is a registered investment adviser, is headquartered at 55 East 52nd Street, New York, NY, 10055. For its services to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, BlackRock is entitled to receive a fee of 0.175% of the average daily net assets of the first $200 million of the Combined Assets (as defined below) of that portion of the Portfolio allocated to BlackRock and 0.15% of those Combined Assets exceeding $200 million. For purposes of computing BlackRock’s fee for the two Portfolios, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by BlackRock in each of The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and certain other assets managed by BlackRock for clients of Hirtle Callaghan and Co., LLC. During the fiscal year ended June 30, 2011 BlackRock received a fee of 0.20% of the average daily net assets of that portion of The Core Fixed Income Portfolio allocated to BlackRock. BlackRock became a Specialist Manager to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio during the most recent fiscal year. As of June 30, 2011, BlackRock, together with its asset management affiliates, managed total assets of approximately $3.66 trillion.

The portfolio management team is led by a team of investment professionals at BlackRock. Akiva Dickstein and Matthew Kraeger are responsible for making day-to-day investment decisions with respect to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Portfolio. Mr. Dickstein, Managing Director, is a member of the Multi-Sector & Mortgages Investment Management Group within BlackRock Fundamental Fixed Income and head of Mortgage Portfolios. Prior to joining BlackRock in 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. From 1993 to 2001, Mr. Dickstein was with Lehman Brothers, most recently as a Senior Vice President in Mortgage Derivatives Trading. Mr. Kraeger, Director, is a member of the Multi-Sector & Mortgages Investment Management Group within BlackRock Fundamental Fixed Income and a portfolio manager on the Mortgage Portfolio Team. Mr. Kraeger moved into his current role in the Portfolio Management Group in 2004. He began his investment career as an analyst in BlackRock’s Operations department in 2000.

BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. Bank of America Corporation (Bank of America) owns approximately 34% of BlackRock, The PNC Financial Services Group (PNC) owns approximately 24%, Barclays Bank PLC (Barclays) owns approximately 20%, and institutional investors, employees and the public own approximately 22% (NYSE:BLK).

The Boston Company Asset Management LLC (“TBCAM”) serves as a Specialist Manager for The Emerging Markets Portfolio. TBCAM is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act and is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. TBCAM is headquartered at the One Boston Place, Boston, MA 02108. Messrs. Kirk Henry, CFA and Warren Skillman are the individuals primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to TBCAM. As of June 30, 2011, TBCAM had total assets under management of approximately $42.2 billion in assets.

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Mr. Henry is a Senior Managing Director and joined TBCAM in May, 1994. He currently serves as the Director of Non-US Value Equities and Lead Portfolio Manager on the Non-US and Emerging Markets Value strategies. He is also a member of TBCAM’s Executive Management Team. He graduated with a BA in Human Biology from Stanford University. He received an MBA in Accounting and Finance from the University of Chicago. Mr. Henry holds the Chartered Financial Analyst designation and is a member of CFA Institute and The Boston Security Analysts Society.

Mr. Skillman is a Managing Director and joined TBCAM in September, 2005 and is a Portfolio Manager on TBCAM’s Non-US Value Equity Investment Team; his primary research responsibility is emerging markets. Mr. Skillman received a BA from Boston College and an MS in Finance from the London School of Business.

For its services to the Portfolio, TBCAM receives a fee at the annual rate of 0.90% of the average daily net assets of the first $50 million of that portion of the assets of the Portfolio that may, from time to time be allocated to TBCAM (the “TBCAM Account”); 0.85% on the next $50 million of the average daily net assets of TBCAM Account; 0.70% on the next $100 million of the average daily net assets of TBCAM Account; and 0.60% on assets over $200 million. During the fiscal year ended June 30, 2011 TBCAM received a fee of 0.90% of the average daily net assets of that portion of The Emerging Markets Portfolio allocated to TBCAM.

Breckinridge Capital Advisors, Inc. (“Breckinridge”) serves as Specialist Manager for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Breckinridge, which has managed municipal bond portfolios since 1993 and is a registered investment adviser, is headquartered at 200 High Street, Boston, MA 02110.

For its services to The Short-Term Municipal Bond and The Intermediate Term Municipal Bond II Portfolios Breckinridge receives a fee of 0.125% of the average daily net assets of that portion of each Portfolio allocated to Breckinridge. During the fiscal year ended June 30, 2011 Breckinridge received a fee of 0.125% of the average daily net assets of that portion of The Short-Term Municipal Bond Portfolio allocated to Breckinridge. Breckinridge became a Specialist Manager to The Intermediate Term Municipal Bond II Portfolio during the most recent fiscal year. As of June 30, 2011, Breckinridge managed total assets of approximately $14 billion, of which approximately $94 million consisted of mutual fund assets.

The portfolio management team is led by a team of investment professionals at Breckinridge, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Peter B. Coffin, President of Breckinridge since 1993, David Madigan, Chief Investment Officer at Breckinridge since 2003, Martha Field Hodgman, Executive Vice President at Breckinridge since 2001, Susan Mooney, Senior Vice President of Breckinridge since 2007 and Matthew Buscone, Vice President, at Breckinridge since 2002.

Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker’s Trust and Prudential Insurance (managing single state municipal bond funds), as well as Chief Municipal Strategist for Merrill Lynch. From 1993 to 2001, Ms. Hodgman served as a Vice President in the Fixed Income Management Group of Loomis Sayles & Co. L.P. She has also been a portfolio manager for John Hancock Advisors, Inc. (managing state-specific tax exempt mutual funds) and an analyst for the Credit Policy Committee of Putnam Investments. From 2003-2007 Ms. Mooney was Director of Fixed Income and principal at Freedom Capital Management, LLC, where she managed institutional fixed income assets for pension funds, corporations and endowments. Prior to that position she was Managing Director at Harbor Capital. Mr. Buscone has been a Portfolio Manager since 2008 after having served as a trader at Breckinridge from 2002-2008. From 1992-2002 he was a Trader and Portfolio Manager for both taxable and tax-exempt portfolios at David L. Babson and Mellon Private Asset Management.

Capital Guardian Trust Company (“CapGuardian”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. CapGuardian, the principal offices of which are located at 333 South Hope Street, Los Angeles, CA 90071, is an investment adviser registered with the Securities and Exchange Commission and a California state-chartered trust company organized in 1968. CapGuardian is a wholly owned subsidiary of Capital Group International, Inc., which itself is wholly owned by The Capital Group Companies, Inc. The Capital Group is privately held and is the parent company of several other subsidiaries, all of which provide investment management services. As of June 30, 2011, CapGuardian managed total assets of in excess of $51.5 billion, including approximately $4.3 billion in assets of registered investment companies.

For its services to The International Equity and The Institutional International Equity Portfolios, CapGuardian receives a fee based on the average of the average daily net asset values as of the last business day of each of the three months in the calendar quarter of that portion of the Portfolio’s assets managed by it, at an annual rate of: 0.70% for the first $25 million in such assets; 0.55% for the

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next $25 million in such assets; 0.425% for the next $200 million in such assets; and 0.375% for those assets in excess of $250 million. For its services to The International Equity Portfolio and The Institutional International Equity Portfolio during the fiscal year ended June 30, 2011 CapGuardian received a fee of 0.34% and 0.35%, respectively, of the average quarterly net assets, determined by the average daily net asset values as of the last business day of each month during the quarter of that portion of the Portfolios allocated to CapGuardian.

Certain fee discounts may apply based on the aggregated annual fees paid to CapGuardian by each Portfolio. When calculating the fees to be paid to CapGuardian by each Portfolio, each Portfolio’s assets allocated to CapGuardian are aggregated with certain other assets managed by CapGuardian to determine the fee rate that will apply.

CapGuardian uses a multiple portfolio manager system in managing each of the Portfolio’s assets. Under this approach, the portion of the Portfolios managed by CapGuardian is divided into a segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by each Portfolio’s objectives and policies and by CapGuardian’s investment committee. In addition, CapGuardian’s investment analysts may make investment decisions with respect to a portion of each Portfolio segment. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

Mr. Gerald Du Manoir, senior vice president of CapGuardian joined the Capital organization in 1990. Mr. David I. Fisher, chairman emeritus of CapGuardian, has been with the Capital organization since 1969. Ms. Nancy J. Kyle is vice chair of CapGuardian and joined the Capital organization in 1991. Mr. Lionel M. Sauvage is a senior vice president of CapGuardian and has been with the Capital organization since 1987. Mr. Rudolf M. Staehelin is corporate manager, vice chairman and senior vice president of Capital International S.A., an affiliate of CapGuardian, and joined the Capital organization in 1981. Mr. Philip Winston is a senior vice president of Capital International, Ltd., an affiliate of CapGuardian, and joined the Capital organization in 1997. In addition to the managers mentioned above, a portion of the portfolio is managed by a team of investment analysts.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Causeway’s headquarters are located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025. As of June 30, 2011, Causeway, which is registered as an investment adviser with the SEC, had total assets under management of approximately $13.7 billion, of which $5.1 billion consisted of mutual fund assets.

For its services to The International and Institutional International Equity Portfolios, Causeway receives a fee, payable monthly, at an annual rate of 0.45% of the average daily net assets allocated to Causeway. During the fiscal year ended June 30, 2011 Causeway received a fee of 0.45% of the average daily net assets of each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Causeway.

Day-to-day management of those assets of The International Equity and Institutional International Equity Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Kevin Durkin and Conor Muldoon. Ms. Ketterer, Mr. Hartford, Mr. Doyle, Mr. Eng, and Mr. Durkin have been investment professionals with Causeway since 2001 and Mr. Muldoon has been an investment professional with Causeway since 2003. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle, Eng, and Durkin, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity.

Cupps Capital Management, LLC (“Cupps”) serves as a Specialist Manager for The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios. For its services to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, Cupps receives a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85%. Cupps became a Specialist Manager to the Portfolios during the most recent fiscal year. As of June 30, 2011, Cupps had total assets under management of approximately $636.9 million in assets.

Cupps, the principal offices of which are located at 300 North LaSalle Boulevard, Suite 5425, Chicago, Illinois 60654, was established in 2000 as a Delaware limited liability company and is a registered investment adviser. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolios’ assets assigned to Cupps. Mr. Cupps founded Cupps and has been its President and Chief Investment Officer since the firm’s inception in 2000. He is responsible for the research

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agenda of the firm’s investment team and has analyst responsibilities within the healthcare and technology sectors. Mr. Cupps attended Harvard University where he studied economics and graduated cum laude in 1992.

Frontier Capital Management Company, LLC (“Frontier”) serves as a Specialist Manager for The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios. For its services to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45%. During the fiscal year ended June 30, 2011 Frontier received fees of 0.45% of the average daily net assets of each portion of The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio allocated to Frontier.

Frontier, the principal offices of which are located at 99 Summer Street, Boston, MA 02110, was established in 1980 and is a registered investment adviser. Michael Cavarretta is responsible for making the day-to-day investment decisions for that portion of the Portfolios’ assets assigned to Frontier. Mr. Cavarretta has been Chairman of Frontier since 2010, is a Chartered Financial Analyst and has been an investment professional with Frontier since 1988. He received an MBA from Harvard Business School in 1988. Frontier had, as of June 30, 2011, approximately $10.8 billion in assets under management, of which approximately $2.2 billion represented assets of mutual funds. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

Institutional Capital, LLC (“ICAP”) serves as a Specialist Manager for The Value Equity and The Institutional Value Equity Portfolios. For its services to The Value Equity Portfolio and The Institutional Value Equity Portfolio, ICAP receives a fee based on the average daily net asset value of the portion of each Portfolio’s assets managed by it, at an annual rate of 0.35%. During the fiscal year ended June 30, 2011 ICAP received fees of 0.35% of the average daily net assets of each portion of The Value Equity Portfolio and The Institutional Value Equity Portfolio allocated to ICAP.

ICAP, the principal offices of which are located at 225 West Wacker, Chicago, IL 60606, is a registered investment adviser and a direct wholly-owned subsidiary of New York Life Investment Management Holdings LLC. ICAP has provided investment management services for equity assets since 1970. ICAP had assets of approximately $21 billion under management as of June 30, 2011, of which approximately $9.5 billion represented assets of mutual funds. The investment decisions for the Portfolios are made through a team approach, with all of the ICAP investment professionals contributing to the process. The senior members of the investment team are: Jerrold K. Senser and Thomas R. Wenzel. Mr. Senser serves as chief executive officer and chief investment officer of Institutional Capital LLC. As CEO and CIO, he heads the investment committee and is the lead portfolio manager for all of ICAP’s investment strategies. Mr. Senser has been with the firm since 1986 and is a Chartered Financial Analyst. He earned a BA in economics from the University of Michigan, and an MBA from the University of Chicago. Mr. Wenzel is senior executive vice president and director of research, is a senior member of the investment committee and is a Chartered Financial Analyst. He serves as a lead portfolio manager for all of ICAP’s investment strategies. As a 19 year veteran of the firm, Mr. Wenzel also leads the firm’s investment research effort with particular emphasis on the financial sector. He earned a BA in economics and an MBA from the University of Wisconsin-Madison.

IronBridge Capital Management LP (“IronBridge”) serves as a Specialist Manager for The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios. IronBridge, which was organized in 1999, is located at One Parkview Plaza, Suite 700, Oakbrook Terrace, IL 60181. For its services to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, IronBridge receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.95%. During the fiscal year ended June 30, 2011 IronBridge received fees of 0.95% and 0.95% of the average daily net assets of each portion of The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, respectively, allocated to IronBridge.

Day-to-day investment decisions for that portion of The Small Capitalization Equity and The Small Capitalization Equity Portfolios allocated to IronBridge by the Board of Trustees are the responsibility of Christopher C. Faber and Jeffrey B. Madden. Mr. Faber is a Portfolio Manager/Analyst who founded IronBridge in 1999. Mr. Madden joined IronBridge in 2000 as an equity analyst. Before joining IronBridge, Mr. Madden worked at Accenture in the Retail Management Consulting Practice. As of June 30, 2011, IronBridge had approximately $7.5 billion in assets under management, of which approximately $1.5 billion represented assets of mutual funds.

Jennison Associates LLC (“Jennison”), a registered investment adviser since 1969, serves as a Specialist Manager for The Growth Equity and The Institutional Growth Equity Portfolio. Jennison’s principal offices are located at 466 Lexington Avenue, New York, NY 10017. For its services to The Growth Equity and The Institutional Growth Equity Portfolios, Jennison receives a maximum

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annual fee of 0.30% of the average daily net assets of that portion of Portfolios allocated to Jennison (the “Jennison Account”). Jennison’s fee may be lower, however, to the extent the application of the fee schedule set forth below (“Combined Fee Schedule”) to the aggregate market value of the Jennison Account and certain other assets managed by Jennison, for clients of the Adviser, (“Related Accounts”) (together, the “Combined Assets”) results in a lower fee. Under the Combined Fee Schedule, Jennison would receive from The Growth and Institutional Growth Equity Portfolios advisory fees as set forth in the table below. For purposes of the Combined Fee Schedule, a “Related Account” is an account that is managed by Jennison in a manner similar in terms of investment objectives and strategy to the Jennison Account for the benefit of institutional investors who are clients of the Adviser.

For Combined Assets of:	The maximum Jennison Fee* from the Portfolio would be:	The fee paid to Jennison would be:

$10 million or less	0.30% of the avg. daily net assets of the Jennison Account	0.75% of the avg. daily net assets of those Combined Assets

Over $10 million to $40 million	0.30% of the avg. daily net assets of the Jennison Account	0.50% of the avg. daily net assets of those Combined Assets

Over $40 million to $65 million	0.30% of the avg. daily net assets of the Jennison Account	0.35% of the avg. daily net assets of those Combined Assets

Over $65 million to $400 million	0.25% of the avg. daily net assets of the Jennison Account	0.25% of the avg. daily net assets of those Combined Assets

Over $400 million to $1 billion	0.22% of the avg. daily net assets of the Jennison Account	0.22% of the avg. daily net assets of those Combined Assets

Over $1 billion	0.20% of the avg. daily net assets of the Jennison Account	0.20% of the avg. daily net assets of those Combined Assets

* Under the Combined Fee Schedule, the Portfolio may pay less than the total fee rates shown above.

For its services to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio during the fiscal year ended June 30, 2011 Jennison received a fee of 0.25% of the average daily net assets of each portion of The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, respectively, allocated to the Jennison Account. As of June 30, 2011, Jennison managed in excess of $136 billion in assets, of which approximately $64.6 billion represented assets of mutual funds. Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company, LLC, which is a direct, wholly owned subsidiary of Prudential Financial, Inc.

Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is responsible for making day-to-day investment decisions for that portion of The Growth Equity and The Institutional Growth Equity Portfolios allocated to Jennison. Ms. McCarragher joined Jennison in 1998. Ms. McCarragher received her B.B.A. degree from the University of Wisconsin and her M.B.A. from Harvard University.

Ms. McCarragher is supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Lazard Asset Management LLC (“Lazard”) serves as a Specialist Manager for The Institutional International Equity Portfolio. For its services to The Institutional International Equity Portfolio, Lazard receives at the annual rate of 0.45% of the average daily net assets of the first $100 million 0.40% on assets between $100 million and $250 million and 0.375% on the excess over $250 million of that portion of the assets of the Portfolio that may, from time to time be allocated to Lazard, Lazard’s principal offices are located at 30 Rockefeller Plaza, New York, NY, 10112, and it is a wholly owned subsidiary of Lazard Frères & Co. LLC. As of June 30, 2011, Lazard had total assets under management of approximately $145.3 billion.

Day-to-day investment decisions for the portion of The Institutional International Equity Portfolio are the responsibility of Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl. Paul Moghtader, Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Paul was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA). At SSgA Paul was the senior manager responsible for the research and portfolio management of all multi-regional active quantitative equity strategies. Previously, Paul was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Paul has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College. Taras Ivanenko, Senior Vice President, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Taras was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Earlier at SSgA, he was a

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Principal and Senior Application Development Architect in the Equity Systems group. Previously, Taras was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Alex Lai, Vice President, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 2002. Prior to joining Lazard in 2008, Alex was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Prior to that, Alex was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has an MS in Finance from Boston College and a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. Craig Scholl, Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Craig was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Craig was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Craig has a BS in Finance and Public Communications from Syracuse University. He is a member of the Boston Security Analysts Society.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Freemont Street, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.12%. Mellon Capital became a Specialist Manager to The U.S. Government Fixed Income Securities Portfolio and The Core Fixed Income Portfolio during the most recent fiscal year.

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of David C. Kwan, CFA Ms. Zandra Zelaya, CFA, and Mr. Lowell J. Bennett, CFA. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 21 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 16 years of investment experience and 14 years at the firm. She earned a B.S. at California State University at Haward. Mr. Bennett is a Managing Director, Fixed Income Strategist at Mellon Capital with 24 years of finance and investment experience and 14 years at the firm. He earned both a B.S.I.E and M.B.A. from Stanford University.

As of June 30, 2011, Mellon Capital had assets under management totaling approximately $234.31 billion, which includes overlay strategies.

Pacific Investment Management Company LLC (“PIMCO”) serves as a Specialist Manager for The Institutional Value Equity, The Institutional Growth Equity, The Fixed Income Opportunity and The Commodity Returns Strategy Portfolios. PIMCO is an investment adviser registered with the SEC pursuant to the Investment Advisers Act. Its headquarters are located at 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660. As of June 30, 2011, PIMCO had total assets under management of approximately $1.34 trillion, of which approximately $588 billion represented assets of mutual funds.

For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios, PIMCO receives an annual fee of 0.25% of that portion of each Portfolio’s assets allocated to PIMCO from time to time. During the fiscal year ended June 30, 2011 PIMCO received a fee of 0.25% of the average daily net assets of each portion of The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio allocated to PIMCO.

Saumil Parikh, Executive Vice President and senior portfolio manager in the Newport Beach office, is primarily responsible for the day-to-day management of each Portfolio’s assets. Mr. Parikh specializes in global, mortgage and short-term bond portfolios. Prior to joining PIMCO in 2000, he was a U.S. market economist and strategist with UBS Warburg. He has 10 years of investment experience and holds undergraduate degrees in economics and biology from Grinnell College.

For its services to The Fixed Income Opportunity Portfolio, PIMCO receives an annual fee of 0.45% of the average daily net assets of the Portfolio allocated to PIMCO from time to time. During the fiscal year ended June 30, 2011 PIMCO received a fee of 0% of the average daily net assets of the portfolio of The Fixed Income Opportunity Portfolio allocated to PIMCO. Mr. Curtis Mewbourne, will be primarily responsible for the day-to-day management of that portion of the Portfolio’s assets allocated to

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PIMCO from time to time. Mr. Mewbourne joined PIMCO in 1999 and is a Managing Director and generalist portfolio manager in the Newport Beach, CA office. He is co-head of the Emerging Markets Portfolio Management Team and head of the Diversified Income and Insurance Portfolio Management Teams. He also serves as a member of the Executive Committee and the PIMCO Foundations Investment Committee. He received a BS from the University of Pennsylvania.

For its services to The Commodity Returns Strategy Portfolio, PIMCO receives and annual fee of 0.49% of that portion of the Portfolio allocated to PIMCO from time to time. During the fiscal year ended June 30, 2011 PIMCO receive a fee of 0.49% of the average daily net assets of the portfolio of The Commodity Returns Strategy Portfolio allocated to PIMCO. Nicholas Johnson is responsible for the day-to-day management of that portion of the Portfolio allocated to PIMCO. Mr. Johnson is a senior vice president and portfolio manager in the Newport Beach office. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation. He has six years of investment experience and holds a master’s degree in financial mathematics from the University of Chicago and an undergraduate degree from California Polytechnic State University.

Pzena Investment Management, LLC (“Pzena”) serves as a Specialist Manager for The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios. Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 120 West 45th Street, 20th Floor, New York, NY 10036. Pzena Investment Management Inc., a publicly traded company, is the sole managing member of Pzena. The address of Pzena Investment Management, Inc.’s headquarters is 120 West 45th Street, 20th Floor, New York, NY 10036. As of June 30, 2011, Pzena had total assets under management of approximately $15.9 billion of which approximately $3.7 billion consisted of mutual fund assets.

Richard Pzena, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of the portion of the assets of Portfolios allocated to Pzena. Mr. Pzena is the founder and Co-Chief Investment Officer of Pzena, as well as being the Co-Portfolio Manager on each of Pzena’s domestic investment strategies and a member of Pzena’s executive committee. Mr. Pzena formed Pzena in 1995. Mr. Silver is a Principal, Co-Director of Research and Portfolio Manager of Small Cap Value at Pzena. Mr. Silver joined Pzena in 2001. Mr. Flynn is a Principal and Portfolio Manager at Pzena, and will be transitioning over the course of 2010 to replace Mr. Goetz as a Co-Portfolio Manager on Small Cap Value. Mr. Flynn joined Pzena in 2005.

For its services to The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio, Pzena receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 1.00%. During the fiscal year ended June 30, 2011 Pzena received a fee of 1.00% of the average daily net assets of each portion of The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio allocated to Pzena.

Seix Investment Advisors LLC (“Seix”), serves as the Specialist Manager of The Fixed Income Opportunity Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Seix, a wholly-owned subsidiary of RidgeWorth Capital Management, Inc. (“RidgeWorth”) began operating as a separate SEC registered investment adviser in March 2008. Its predecessor, Seix Investment Advisors, Inc. was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as its high grade, high yield fixed income investment management division. RidgeWorth is a wholly-owned subsidiary of SunTrust Banks, Inc. Seix is headquartered at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ, 07458. As of June 30, 2011, Seix managed assets of $26.4 billion, of which approximately $8.4 billion represented assets of mutual funds.

For its services to The Fixed Income Opportunity Portfolio Seix receives a fee, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.50% for the first $100 million in such assets, and 0.40% for those assets in excess of $100 million. During the fiscal year ended June 30, 2011 Seix received a fee of 0.41% of the average daily net assets of that portion of The Fixed Income Opportunity Portfolio allocated to Seix. Additionally, to the extent assets of other clients of the Adviser are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix.

Day-to-day high yield investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of Michael Kirkpatrick and Brian Nold. Michael Kirkpatrick, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses principally on the Flagship High Yield Portfolios. Prior to joining Seix in 2002, Mr. Kirkpatrick was a Senior Analyst at Oppenheimer Funds, Inc. covering the Telecommunications and Cable industries. Mr. Nold, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses on a High Yield Unconstrained strategy in addition to the Flagship High Yield Portfolios. Before joining Seix in 2003, he was a High Yield Analyst at Morgan Stanley in Global High Yield Research. Michael Rieger is responsible for managing the securitized assets exposure of the Fixed Income Opportunity Portfolio. Mr. Rieger is a Managing Director and Senior Portfolio Manager and focuses primarily on securitized assets including asset backed securities, commercial

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mortgage backed securities and mortgage related securities. Before joining Seix in 2007, Mr. Rieger was a Managing Director at AIG Global Investments since 2005 and a Vice President from 2002 to 2005.

For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio Seix receives a fee, based on the average daily net asset value of the assets of the Portfolios under its management at an annual rate of 0.25% of the first $100 million in such Combined Assets (as defined below) of that portion of the Portfolio allocated to Seix and 0.20% of for those Combined Assets exceeding $100 million. For purposes of computing Seix’s fee for the two Portfolios, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Seix in each of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Seix became a Specialist Manager to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio during the most recent fiscal year.

Day-to-day investment decisions for The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of James F. Keegan, Chief Executive Officer, Chief Investment Officer and Head of the Investment Grade Group, and Adrien Webb, CFA, Managing Director and Senior Portfolio Manager. Mr. Keegan has been Chief Investment Officer and Head of the Investment Grade Group since March 2008, when he joined Seix. He became Chief Executive Officer of Seix in July 2010. Before joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments. Mr. Webb has been with Seix and its predecessor firms since 2000. Before joining Seix, Mr. Webb was a Vice President and Portfolio Manager at Conning Asset Management.

Standish Mellon Asset Management Company LLC (“Standish”) serves as a Specialist Manager for The Intermediate Term Municipal Bond Portfolio. Standish is a registered investment adviser under the Investment Advisers Act and is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. Standish is headquartered at the BNY Mellon Center, 201 Washington Street, Suite 2900, Boston, MA 02108. As of June 30, 2011, Standish managed total assets of approximately $80 billion, of which approximately $23 billion consisted of mutual fund assets.

Christine Todd and James Welch are primarily responsible for the day-to-day management of The Intermediate Term Municipal Bond Portfolio’s assets. Ms. Todd is the Managing Director of Tax Exempt Fixed Income and has been with Standish since 1995. Mr. Welch is a Senior Portfolio Manager for Tax Sensitive Strategies and has been with Standish since 2009.

For its services to the Portfolio, Standish receives a fee, based on the average daily net asset value of the Portfolio’s assets at an annual rate of 0.20%. During the fiscal year ended June 30, 2011, Standish received a fee of 0.20% of the average daily net assets of that portion of the Portfolio allocated to Standish.

SSgA Funds Management, Inc. (“SSgA FM”) currently serves as a Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Commodity Returns Strategy Portfolio, The Real Estate Securities Portfolio and The Emerging Markets Portfolio. SSgA FM is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. As of June 30, 2011, SSgA FM had over $226.3 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With over $2.11 trillion under management as of June 30, 2011, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

For its services to The Value Equity, The Institutional Value Equity, The Growth Equity, The Institutional Growth Equity, The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, SSgA FM receives an annual fee of 0.04% of that portion of each Portfolio’s assets allocated to it. During the fiscal year ended June 30, 2011 SSgA FM received a fee of 0.04% of the average daily net assets of that portion of The Value Equity, The Institutional Value Equity, The Growth Equity and The Institutional Growth Equity Portfolios allocated to SSgA FM. During the fiscal year ended June 30, 2011, The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios had minimum fee amounts that resulted in SSgA FM receiving fees of 0.13% and 0.08% of the average daily net assets of each Portfolio, respectively, allocated to SSgA FM. For its services to The Real Estate Securities Portfolio, SSgA FM receives a fee at the annual rate of 0.12% of the average daily net assets of that portion of each Portfolio allocated to SSgA FM (the “SSgA FM Account”). SSgA FM manages the assets allocated to it in accordance with an index (passive) strategy and uses a team approach in implementing this program.

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The members of this team involved in the day to day management of the portion of The Value Equity, The Institutional Value Equity, The Growth Equity, The Institutional Growth Equity, The Small Capitalization Equity, The Institutional Small Capitalization Equity and The Real Estate Securities Portfolios allocated to SSgA FM are: Kristin Carcio, and John Tucker, CFA.

Kristin Carcio. Ms. Carcio joined the firm in 2006 and is a Vice President of SSgA FM. Ms. Carcio is a Portfolio Manager in the firm’s Global Equity Beta Solutions (“GEBS”) Team where she currently manages several of the firm’s commingled strategies as well as US and international ETFs and other separately managed domestic and international funds. Prior to joining SSgA, Ms. Carcio worked in the fixed income research group at Loomis, Sayles & Company, from 2000 to 2006, where she was responsible for the analysis of ABS and CMBS. She received a Bachelor of Science degree in Business Administration from the University of Richmond and a MBA from Boston College.

John Tucker, CFA. Mr. Tucker joined the firm in 1988 and is a Managing Director of SSgA FM, Co-Head of Passive Equity Strategies in North America. Mr. Tucker is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds. He is a member of the Senior Management Group. Mr. Tucker received a BA in Economics from Trinity College and a MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

For its services to The International Equity Portfolio, The Institutional International Equity Portfolio and The Commodity Returns Strategy Portfolio, SSgA FM receives a fee at the annual rate of 0.06% of the average daily net assets of that portion of each Portfolio allocated to SSgA FM (the “SSgA FM Account”). SSgA FM manages the assets allocated to it in accordance with an index (passive) strategy and uses a team approach in implementing this program. The members of this team involved in the day to day management of the portion of The International Equity Portfolio, The Institutional International Equity Portfolio and The Commodity Returns Strategy Portfolio allocated to SSgA FM are: Kala Croce and Theodore Janowsky, CFA.

Ms. Croce joined the firm in 1995 and is a Vice President of SSgA FM and a Senior Portfolio Manager in the firm’s GEBS Team. She is responsible for managing both domestic and international equity index portfolios, including SSgA’s Daily MSCI EAFE fund, as well as a variety of S&P 500, Russell 3000, ETF and hedge accounts. She received a BS in Accounting from Lehigh University and an MBA degree in International Business from Bentley College. She is member of the CFA Institute and the Boston Security Analysts Society.

Mr. Janowsky joined the firm in 2005 and is a Vice President of SSgA FM and a Portfolio Manager within the GEBS Team. He is responsible for managing equity and derivative-based index portfolios, including the SSgA S&P 500 fund, Mid Cap Fund, and the Stock Performance Index Futures Fund, as well as the SSgA Valuation Tilted strategy and customized index separate accounts. Additionally, he has played a primary role in determining trading strategies for significant benchmark changes such as S&P 500 index changes. Mr. Janowsky holds a Bachelor of Science degree in Business Administration from Bucknell University and a MBA from the Carroll School of Graduate Management at Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

For the services to The Emerging Markets Portfolio provided by SSgA FM, pursuant to the active investment strategy, SSgA FM receives a fee, based on the daily net asset value of the Portfolio’s assets, at an annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million of that portion of the Portfolio allocated to SSgA FM (the “SSgA FM Account”). For its services to the Portfolio, with respect to its services for the passive investment strategy, SSgA FM receives a fee at the annual rate of 0.16% of the average daily net assets of that portion of the Portfolio allocated to SSgA FM (the “SSgA FM Passive Account”). SSgA FM manages the assets allocated to it in accordance with an index (passive) strategy and uses a team approach in implementing this program. During the fiscal year ended June 30, 2011 SSgA FM received a fee of 0.72% of the average daily net assets of the portfolio of The Commodity Returns Strategy Portfolio allocated to SSgA FM.

With respect to the provision of investment management services for the SSgA FM Account, the SSgA FM Emerging Markets Active Management Team provides those services. The portfolio managers Brad Aham, CFA, FRM and Christopher Laine jointly and primarily have the most significant day-to-day responsibility for management of the Portfolio.

Mr. Aham is a Senior Managing Director of SSgA and a Principal of SSgA FM. Mr. Aham joined the firm in 1993 and is the head of the Active Emerging Markets Equity Team. He is a founding member of the Active Emerging Markets strategy and has been a portfolio manager in the Global Quantitative equities group for over 15 years. He earned Bachelor’s degrees in both Mathematics and Economics from Brandeis University and a MBA from Boston University. He has also earned the Chartered Financial Analyst designation and is a Certified Financial Risk Manager. Mr. Aham is a member of the CFA Institute, the Boston Securities Analyst

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Society and the Global Association of Risk Professionals. Brad serves as a Director of the Essex County Greenbelt Association, a Non-Profit Land Trust.

Mr. Laine is a Vice President of SSgA FM. He joined the firm in 2007 and is a senior member of the firm’s Active Emerging Markets Team. He is responsible for portfolio management and research, product development and positioning across multiple strategies within the group. Previously, Mr. Laine had been the Head of Asset Allocation for a European-based Emerging Markets Hedge Fund. Mr. Laine holds an MBA in Finance from Emory University and an MA in International Transactions and Economics from George Mason University.

With respect to the provision of investment management services for the SSgA FM Passive Account, the Portfolios will be managed by the SSgA FM GEBS Team and the members of this team involved in the day to day management of the portion of the Portfolio are: Thomas Coleman, CFA and Theodore Wong.

Mr. Coleman joined the firm in 1999 and is a Vice President of SSgA FM and a Portfolio Manager in the GEBS Team. He is responsible for managing several international strategies, including MSCI Emerging and ACWI as well as IFC Emerging Markets, along with domestic strategies benchmarked to Russell and Standard & Poor’s indices. Mr. Coleman received a BS from Boston College, and an MBA from Babson College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Mr. Wong joined the firm in 1999 and is a Vice President of SSgA FM and a Portfolio Manager for the GEBS Team. Within this team, Mr. Wong is responsible for the management of several strategies, including developed and emerging markets with domestic strategies benchmarked to Russell and Standard & Poor’s indices. Mr. Wong received a BA from the University of Rochester.

Sustainable Growth Advisers, LP (“SGA”) serves as a Specialist Manager for The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. SGA is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 301 Tresser Blvd., Suite 1310, Stamford, CT 06901. As of June 30, 2011, SGA had total assets under management of approximately $1.8 billion, of which approximately $1.5 billion represented assets of mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, are primarily responsible for day-to-day management of the portion of each Portfolio’s assets allocated to SGA. Both Mr. Fraise and Mr. Marchand served as executive officers of Yeager, Wood & Marshall, Inc., from 2000 to 2003, serving on that firm’s Investment Policy Committee and as members of its Board of Directors.

Mr. Marchand also served as that firm’s Chief Operating and Financial Officer. Mr. Rohn served from 1992 until 2003, as a portfolio manager and principal with W.P. Stewart Co., Ltd. For its services to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, SGA receives an annual fee of 0.35% of that portion of the Portfolio’s assets allocated to SGA. During the fiscal year ended June 30, 2011 SGA received a fee of 0.35% of the average daily net assets of that portion of the Portfolios allocated to SGA.

Wellington Management Company, LLP (“Wellington Management”) serves as the Specialist Manager for The Real Estate Securities and The Commodity Returns Strategy Portfolios. Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02110. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2011, Wellington Management had investment management authority with respect to approximately $676 billion in assets, of which approximately $341 billion consisted of mutual fund assets.

Bradford D. Stoesser, Vice President and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

For its services to The Real Estate Securities Portfolio, Wellington Management receives a fee, payable monthly, at an annual rate of 0.75% of the average daily net assets on the first $50 million of the Combined Assets allocated to Wellington Management and 0.65% on assets over $50 million of Combined Assets. Combined Assets shall mean the sum of (a) the net assets of The Real Estate Securities Portfolio allocated to Wellington Management and (b) the net assets for clients of the Adviser managed by Wellington Management within the same strategy. During the fiscal year ended June 30, 2011, Wellington Management received a fee of 0.66% of the average daily net assets of The Real Estate Securities Portfolio.

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Jay Bhutani, Director and Global Industry Analyst affiliated with Wellington Management, has served as Portfolio Manager for the Commodity Related Securities portion of the Fund since June 2010. Mr. Bhutani joined Wellington Management as an investment professional in 2007. Prior to joining Wellington Management, Mr. Bhutani served as an analyst and sector portfolio manager across the oil, gas, and mining industries at Credit Suisse Asset Management in London (2002-2007).

David A. Chang, CFA, Vice President and Commodities Portfolio Manager of Wellington Management, has served as Portfolio Manager for the Subsidiary since April 2011. Mr. Chang joined Wellington Management in 2001, and has been an investment professional since 2002.

Gregory J. LeBlanc, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has served as Portfolio Manager for the Subsidiary since April 2011. Mr. LeBlanc joined Wellington Management in 1995, and has been an investment professional since 1998.

For its services to The Commodity Returns Strategy Portfolio, Wellington Management receives a fee, payable monthly, at the following rates. For assets managed in its Global Natural Resources strategy, Wellington Management will receive a fee at an annual rate of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management will receive a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy from time to time. During the fiscal year ended June 30, 2011, Wellington Management received a total fee of 0.83% of the average daily net assets of The Commodity Returns Strategy Portfolio.

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HC Capital Trust

For More Information:
For more information about any of the Portfolios of HC Capital Trust, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:
The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust’s last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustees basis for approval of the HC Capital Agreement and for approval of the Specialist Managers advisory agreements is available in the Trust’s annual report dated June 30, 2011.

Statement of Additional Information (“SAI”):
The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:
Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,
West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:
You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. The Trust does not have an internet web site.

Investment Company Act File No. 811-08918.

STATEMENT OF ADDITIONAL INFORMATION
HC Strategic Shares
November 1, 2011
HC CAPITAL TRUST
FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, SUITE 500
WEST CONSHOHOCKEN, PA 19428-2970
This Statement of Additional Information is designed to supplement information contained in the Prospectus relating to HC Capital Trust (“Trust”). The Trust is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of a discretionary investment advisory agreement. It generally oversees the services provided to the Trust. HC Capital Solutions is a separate operating division of Hirtle Callaghan & Co., LLC (the “Adviser”). This document although not a Prospectus, is incorporated by reference in its entirety in the Trust’s Prospectuses and should be read in conjunction with the Trust’s Prospectuses dated November 1, 2011. A copy of those Prospectuses is available by contacting the Trust at (800) 242-9596.

Ticker Symbol
The Value Equity Portfolio	HCVEX
The Institutional Value Equity Portfolio	HCIVX
The Growth Equity Portfolio	HCEGX
The Institutional Growth Equity Portfolio	HCIGX
The Small Capitalization Equity Portfolio	HCCEX
The Institutional Small Capitalization Equity Portfolio	HCSCX
The Real Estate Securities Portfolio	HCREX
The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)	HCCSX
The International Equity Portfolio	HCIEX
The Institutional International Equity Portfolio	HCINX
The Emerging Markets Portfolio	HCEMX
The Core Fixed Income Portfolio	HCIIX
The Fixed Income Opportunity Portfolio	HCHYX
The U.S. Government Fixed Income Securities Portfolio	HCUSX
The U.S. Corporate Fixed Income Securities Portfolio	HCXSX
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCASX
The Short-Term Municipal Bond Portfolio	HCSBX
The Intermediate Term Municipal Bond Portfolio	HCIMX
The Intermediate Term Municipal Bond II Portfolio	HCBSX
This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.
The Trust’s Annual Report to Shareholders dated June 30, 2011 and Semi-Annual Report dated December 31, 2010 accompanies this Statement of Additional Information and is incorporated herein by reference. The date of this Statement of Additional Information is November 1, 2011.

TABLE OF CONTENTS

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading
Management of the Trust	3	Management of the Trust

Further Information About the Trust’s Investment Policies	22	Investment Risks and Strategies

Investment Restrictions	53	Investment Risks and Strategies

Additional Purchase and Redemption Information	56	Shareholder Information

Portfolio Transactions and Valuation	56	Shareholder Information

Dividends, Distributions and Taxes	101	Shareholder Information

History of the Trust and Other Information	104	Management of Trust

Proxy Voting	115	N/A

Independent Registered Public Accounting Firm and Financial Statements	131	Financial Highlights

Ratings Appendix	132	N/A

MANAGEMENT OF THE TRUST
GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of six members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board members are senior officers or directors of the Adviser and are thus considered “interested persons” of the Trust for purposes of the Investment Company Act. These Board members are referred to as “Affiliated Trustees.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.
Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”
OFFICERS AND AFFILIATED TRUSTEES. The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Donald E. Callaghan* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 65	Trustee and President	Indefinite; Since 7/20/95	Mr. Callaghan is retired. Prior to December 31, 2007 he was a Principal of Hirtle Callaghan Holdings, Inc. He continues to serve on that company’s Board of Managing Members.	19	None

Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 49	Trustee; Vice President & Treasurer	Indefinite; Trustee since 4/30/07; Vice President and Treasurer since 7/20/95	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of the Adviser. He has been with that company for more than the past five years.	19	None

Christopher Lewis Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Age: 40	Chief Compliance Officer	Indefinite; Since 6/14/2011	Mr. Lewis has been the General Counsel and a Director at Alaric since January 2009. Prior to that he was a Partner at Thacher Proffitt and Wood LLP from September 2004 through December 2008.	19	NA

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Kristin Schantz Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 32	Secretary	Indefinite; Since 12/10/09	Ms. Schantz has been an Assistant Vice President with Citi Fund Services Ohio, Inc. since January 2008. Prior to that she was an Assistant Vice President at Bank of America Corporation from September 2006 to January 2008 and Assistant Counsel at BISYS Fund Services Ohio, Inc. from October 2005 to September 2006.	19	NA

*	Mr. Callaghan and Mr. Zion may be deemed to be “interested persons” of the Adviser as that term is defined by the Investment Company Act, as a result of their past or present positions with the Adviser or its affiliates.

**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 68	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	19	Old Mutual Advisors Funds I & II

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 72	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	19	Atlas Energy LP

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 66	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	19	Franklin Square Energy and Power Fund

Richard W. Wortham, III The Wortham Foundation, Inc. 2727 Allen Parkway — Suite 1570 Houston, TX 77019-2125 Age: 73	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Secretary and Treasurer of The Wortham Foundation and has been a Trustee for more than the past five years.	19	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

The Independent Trustees identified in the tables above have served together on the Trust’s Board for 6 years. Taken as a whole, the Board represents a broad range of business and investment experience, as well as professional skills. Mr. Magarick has extensive experience in public accounting, tax and internal controls and was previously a Partner with BDO Seidman, LLP. Mr. Kling, who holds a B. S. from the Wharton School of The University of Pennsylvania, has over 40 years of experience in investment management and as a co-founder of ING Real Estate Securities, LLC, has extensive experience in the distribution of investment products. Mr. Williams brings to the Board the experience of a long term business owner, having founded, owned and operated a company that became, during his tenure, the country’s largest distributor of certain industrial equipment, as well as a market leader in pharmaceutical, commercial construction and other business segments. Mr. Wortham has over three decades of executive management experience, having served as a Trustee of The Wortham Foundation, a private philanthropic foundation with assets of approximately $260 million. He is also a life trustee of the Museum of Fine Arts Houston, serving on the executive, finance, investment and audit committees, and is a director of a large electrical transmission and distribution company. Among the Affiliated Trustees, Mr. Callaghan, who holds an MBA from the Wharton School of The University of Pennsylvania, is a co-founder of Hirtle Callaghan Holdings, Inc. and, for more than 20 years, served in executive and investment capacities with that firm and/or its affiliated companies. Mr. Zion, who was a certified public accountant with Coopers & Lybrand LLP prior to joining the Hirtle Callaghan organization, has similarly served in executive capacities with companies affiliated with Hirtle Callaghan & Co., LLC for more than ten years.
COMMITTEES OF THE BOARD OF TRUSTEES. The Board has established several committees to assist the Trustees in fulfilling their oversight responsibilities.
The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2011. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the candidate’s knowledge of the mutual fund industry, educational background and experience and the extent to which such experience and background would enable the Board to maintain a diverse mix of skills and qualifications. Additionally, the entire Board, annually performs a self-assessment with respect to its current members, which includes a review of their backgrounds, professional experience, qualifications and skills.
The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held 5 meetings during the fiscal year ended June 30, 2011. Mr. Magarick currently serves as the Audit Committee Chairman.
Compliance and Risk Oversight Process. The Trustees overall responsibility for identifying and overseeing the operational, business and investment risks inherent in the operation of the Trust is handled by the Board as a whole and by the Board’s Audit Committee, particularly with respect to valuation and accounting matters. To assist them in carrying out their oversight responsibilities, the Trustees receive, in connection with each of the Board’s regular quarterly meetings, regular reports from the Trust’s Administrator with respect to portfolio compliance, fund accounting matters and matters relating to the computation of the Trust’s net asset value per share. The Trustees also receive reports, at least quarterly, from the Trust’s Chief Compliance Officer or “CCO”. These reports, together with presentations provided to the Board at its regular meetings and regular compliance conference calls (normally monthly) among the Advisor, the CCO and the Chair of the Board’s Audit Committee, are designed to keep the Board informed with respect to the effectiveness of the Trust’s overall compliance program including compliance with stated investment strategies, and to help ensure that the occurrence of any event or circumstance that may have a material adverse affect on the Trust are brought promptly to the attention of the Board and that appropriate action is taken to mitigate any such adverse effect. Additionally, the full Board annually receives a report from the Trust’s CCO and both the full Board and, at the discretion of the Independent Trustees, the Independent Trustees separately meet with the CCO for the purpose of discussing the extent to which the Trust’s overall compliance program is reasonably designed to detect and prevent violations of the federal securities laws and assessing the effectiveness of the overall compliance program. Additionally, both the Board, and the Audit Committee (or, Audit Committee Chair) meet at least annually with the Trust’s independent public accounting firm. As indicated above, the Audit Committee is comprised solely of Independent Trustees and the Audit Committee and its Chair are regular participants in the compliance and risk oversight process. To date, the Board has not found it necessary to specifically identify a “lead trustee” or to elect, as the Board’s Chairman, an Independent Trustee, although the Board reserves the right to do so in the future.

COMPENSATION ARRANGEMENTS. Since January 1, 2011, each of the Independent Trustees has been entitled to receive from the Trust a fee of (i) $50,000 per year; (ii) an additional $10,000 for each regular and special in person Board meeting attended by him (regardless of whether attendance is in person or by telephone), plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; (iii) $2,500 for each Audit Committee Meeting attended in person or telephonically and (iv) $2,500 per each regular and special telephonic meeting attended by him, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings. Committee Chairs receive an additional $10,000 annual fee. The Affiliated Trustees and the Trust’s officers receive no compensation from the Trust for performing the duties of their respective offices. The table below shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2011 (excluding reimbursed expenses).

	AGGREGATE		ESTIMATED BENEFITS
	COMPENSATION	PENSION	UPON RETIREMENT	TOTAL
	FROM	RETIREMENT	FROM	COMPENSATION
NAME	TRUST	BENEFITS FROM TRUST	TRUST	FROM TRUST
Jarrett Burt Kling	$120,000	none	none	$120,000
Harvey G. Magarick	$130,000	none	none	$130,000
R. Richard Williams	$120,000	none	none	$120,000
Richard W. Wortham, III	$120,000	none	none	$120,000
TRUSTEE OWNERSHIP OF SECURITIES OF HC CAPITAL TRUST. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Portfolios as of December 31, 2010. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s Portfolios held by members of a Trustee’s immediate family. As of September 30, 2011, all of the officers and trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the respective Portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of the Adviser and shareholders of the Trust.

RICHARD W.
		ROBERT J.		JARRETT		WORTHAM,
	DONALD. E.	ZION	BURT	HARVEY G.	R. RICHARD	III
	CALLAGHAN	*	KLING	MAGARICK	WILLIAMS	**
The Value Equity Portfolio	a	c	e	d	e	a
The Institutional Value Equity Portfolio	e	e	a	d	a	a
The Growth Equity Portfolio	a	d	e	d	e	a
The Institutional Growth Equity Portfolio	e	e	a	e	a	a
The Small Capitalization Equity Portfolio	a	c	c	b	e	a
The Institutional Small Capitalization Equity Portfolio	e	d	a	c	a	a
The Real Estate Securities Portfolio	c	a	a	c	a	a
The Commodity Returns Strategy Portfolio	d	a	c	b	e	a
The International Equity Portfolio	a	c	e	e	e	a
The Institutional International Equity Portfolio	e	e	a	e	a	a
The Emerging Markets Portfolio	e	e	e	d	a	a
The Core Fixed Income Portfolio	a	a	a	e	a	a
The Fixed Income Opportunity Portfolio	a	a	a	e	a	a
The U.S. Government Fixed Income Securities Portfolio	a	a	a	a	a	a
The U.S. Corporate Fixed Income Securities Portfolio	a	a	a	b	a	a
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	a	a	a	a	a	a
The Short-Term Municipal Bond Portfolio	a	a	a	c	a	a
The Intermediate Term Municipal Bond Portfolio	a	a	e	e	a	a
The Intermediate Term Municipal Bond II Portfolio	a	a	a	a	a	a

AGGREGATE DOLLAR RANGE OF TRUST SHARES	e	e	e	e	e	a
NOTE:
   a = None
   b = $1 — $10,000
   c = $10,001 — $50,000
   d = $50,001 — $100,000
   e = Over $100,000

* Mr. Zion is also a trustee of a Revocable Trust which held shares as of December 31, 2010 of the following Portfolios: The Intermediate Term Municipal Bond Portfolio, which holdings had a value at December 31, 2010 of between $10,001 — $50,000; holdings in The Value Equity and The International Equity Portfolios, which holdings had values at December 31, 2010 of between $50,001 - $100,000 and holdings in The Growth Equity and The Emerging Markets Portfolios, which holdings had values at December 31, 2010 of over $100,000. Mr. Zion disclaims beneficial ownership of the Trust.
** Mr. Wortham serves as a trustee for the Wortham Foundation which held shares as of December 31, 2010 of over $100,000 in each of The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio and The Institutional International Equity Portfolio. Mr. Wortham has no beneficial interest in the Foundation.
MULTI-MANAGER STRUCTURE. As noted in the Prospectus, each of the Trust’s Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to combine two or more investment styles. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Adviser, under the oversight of the Board, to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles; (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers. At present, the Value Equity, Growth Equity, Small Capitalization Equity, International Equity, Emerging Markets, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization Equity, Institutional International Equity, Fixed Income Opportunity and Commodity Returns Strategy Portfolios each employ the multi-manager structure.
Engagement and Termination of Specialist Managers. The Board is responsible for making decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, the Adviser may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager’s firm; (b) acquisition of the Specialist Manger by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance relative to the relevant benchmark index.
The Board’s authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act, however, provides for an exception from the provisions of Section 15(a). The rule permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading “Management of the Trust: Investment Advisory Arrangements.” The Board has authorized the Trust’s officers to request an order from the SEC that would exempt the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act. If issued, such an order would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The shareholders of each Portfolio have approved this structure. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any Portfolio unless the approval of the shareholders of that Portfolio is first obtained. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure. There can be no assurance that the requested order will be issued by the SEC.
Allocation of Assets Among Specialist Managers. The Adviser is responsible for determining the level of assets that will be allocated among the Specialist Managers in those Portfolios that are served by two or more Specialist Managers. The Adviser and the Trust’s officers monitor the performance of both the overall Portfolio and of each Specialist Manager and, from time to time, may make changes in the allocation of assets to the Specialist Managers that serve a particular Portfolio. For example, a reallocation may be made in the event that a Specialist Manager experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager, as a result of personnel changes within the manager’s organization or in connection with the engagement of an additional Specialist Manager for a particular Portfolio.

INVESTMENT ADVISORY ARRANGEMENTS. The services provided to the Trust by the Adviser and by the various Specialist Managers are governed under the terms of written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.
The HC Capital Agreement. The services provided to the Trust by the Adviser, described above and in the Prospectus, are governed under the terms of two written agreements with the Trust (“HC Capital Agreements”).
Each HC Capital Agreement provides for an initial term of two years. Thereafter, each HC Capital Agreement remains in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. Each of the HC Capital Agreements may be terminated at any time, without penalty, either by the Trust or by the Adviser, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The HC Capital Agreements permit the Trust to use the logos and/or trademarks of the Adviser. In the event, however, that the HC Capital Agreements are terminated, the Adviser has the right to require the Trust to discontinue any references to such logos and/or trademarks and to change the name of the Trust as soon as is reasonably practicable. The HC Capital Agreements further provide that the Adviser will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the HC Capital Agreements relate (including any action of any officer of the Adviser or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by the Adviser, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Adviser.
The dates of the Board and shareholder approvals of the HC Capital Agreements with respect to each Portfolio are set forth as follows:

MOST RECENT CONTRACT
APPROVAL
AGREEMENT RELATING TO:	SHAREHOLDERS	BOARD
The Value Equity Portfolio	December 27, 2006	March 15, 2011
The Institutional Value Equity Portfolio	July 18, 2008	March 15, 2011
The Growth Equity Portfolio	December 27, 2006	March 15, 2011
The Institutional Growth Equity Portfolio	August 8, 2008	March 15, 2011
The Small Capitalization Equity Portfolio	December 27, 2006	March 15, 2011
The Institutional Small Capitalization Equity Portfolio	August 15, 2008	March 15, 2011
The Real Estate Securities Portfolio	May 14, 2009	March 15, 2011
The Commodity Returns Strategy Portfolio	June 2, 2010	March 15, 2011
The International Equity Portfolio	December 27, 2006	March 15, 2011
The Institutional International Equity Portfolio	November 20, 2009	March 15, 2011
The Emerging Markets Portfolio	December 10, 2009	March 15, 2011
The Core Fixed Income Portfolio	December 27, 2006	March 15, 2011
The Fixed Income Opportunity Portfolio	December 27, 2006	March 15, 2011
The U.S. Government Fixed Income Securities Portfolio	November 22, 2010	March 15, 2011
The U.S. Corporate Fixed Income Securities Portfolio	November 22, 2010	March 15, 2011
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	November 22, 2010	March 15, 2011
The Short-Term Municipal Bond Portfolio	December 27, 2006	March 15, 2011
The Intermediate Term Municipal Bond Portfolio	December 27, 2006	March 15, 2011
The Intermediate Term Municipal Bond II Portfolio	July 13, 2010	March 15, 2011
Portfolio Management Contracts with Specialist Managers. The provision of portfolio management services by the various Specialist Managers is governed by individual investment advisory contracts (each, a “Portfolio Management Contract”) between the relevant Specialist Manager and the Trust. Each of the Portfolio Management Contracts includes a number of similar provisions. Each

Portfolio Management Contract provides that the named Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time, to time allocated to such Specialist Manager. Under their respective contracts, each Specialist Manager is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Each of the contracts provides that the named Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the named Specialist Manager. Each of the Portfolio Management Contracts provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the named Specialist Manager, in each case upon sixty days’ written notice. Each of the Portfolio Management Contracts provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.
The Portfolio Management Contracts and the Portfolios to which they relate are listed on the following pages:

			MOST RECENT	MOST RECENT
			CONTRACT	CONTRACT
			APPROVAL	APPROVAL
SERVED
PORTFOLIO
PORTFOLIO	SPECIALIST MANAGER	SINCE	SHAREHOLDERS	BOARD
The Value Equity Portfolio	Institutional Capital LLC (“ICAP”)(1)	Inception (August 25, 1995)	September 29, 2006	June 14, 2011
	SSgA Funds Management, Inc. (“SSgA FM”)	July 2, 2001	July 27, 2001	September 13, 2011
	AllianceBernstein L.P. (“AllianceBernstein”)	December 24, 2008	December 5, 2008	June 14, 2011
The Institutional Value Equity Portfolio	ICAP	Inception (July 18, 2008)	July 18, 2008	June 14, 2011
	SSgA FM	Inception (July 18, 2008)	July 18, 2008	September 13, 2011
	AllianceBernstein	December 24, 2008	December 5, 2008	June 14, 2011
	Pacific Investment Management Company LLC (“PIMCO”)	April 22, 2009	December 5, 2008	June 14, 2011

The Growth Equity Portfolio	Jennison Associates LLC (“Jennison”)	August 25, 1995	July 21, 1995	June 14, 2011
	SSgA FM	July 2, 2001	July 27, 2001	September 13, 2011
	Sustainable Growth Advisers (“SGA”)	May 22, 2006	May 15, 2006	June 14, 2011

The Institutional Growth Equity Portfolio	Jennison	Inception (August 8, 2008)	August 8, 2008	June 14, 2011
	SSgA FM	Inception (August 8, 2008)	August 8, 2008	September 13, 2011
	SGA	Inception (August 8, 2008)	August 8, 2008	June 14, 2011
	PIMCO	April 22, 2009	December 5, 2008	June 14, 2011

			MOST RECENT	MOST RECENT
			CONTRACT	CONTRACT
			APPROVAL	APPROVAL
SERVED
PORTFOLIO
PORTFOLIO	SPECIALIST MANAGER	SINCE	SHAREHOLDERS	BOARD
The Small Capitalization Equity Portfolio	IronBridge Capital Management L.P. (“IronBridge”)	November 1, 2004	May 30, 2008	September 13, 2011
	Frontier Capital Management Company, LLC (“Frontier”)	Inception (September 5, 1995)	December 16, 1999	September 13, 2011
	Pzena Investment Management, LLC (“Pzena”)	April 12, 2010	August 27, 2009	September 13, 2011
	SSgA FM	September 29, 2009	August 27, 2009	September 13, 2011
	Cupps Capital Management, LLC (“Cupps”)	*	June 6, 2011	May 2, 2011
The Institutional Small Capitalization Equity Portfolio	IronBridge	Inception (August 15, 2008)	August 15, 2008	September 13, 2011
	Frontier	Inception (August 15, 2008)	August 15, 2008	September 13, 2011
	Pzena	April 12, 2010	August 27, 2009	September 13, 2011
	SSgA FM	September 29, 2009	August 27, 2009	September 13, 2011
	Cupps Capital Management, LLC (“Cupps”)	June 17, 2011	June 6, 2011	May 2, 2011
The Real Estate Securities Portfolio	Wellington Management Company, LLP (“Wellington Management”)	May 21, 2009	May 14, 2009	December 7, 2010
	SSgA FM	*	September 23, 2011	August 16, 2011
The Commodity Returns Strategy Portfolio	Wellington Management	Inception (June 8, 2010)	June 2, 2010	December 7, 2010
	PIMCO	Inception (June 8, 2010)	June 2, 2010	June 8, 2010
	SSgA FM	*	September 23, 2011	August 16, 2011
The International Equity Portfolio	CapGuardian	April 28, 2000	May 30, 2008	December 7, 2010
	Artisan	July 23, 1999	May 30, 2008	December 7, 2010
	Causeway	May 22, 2006	May 15, 2006	December 7, 2010
	SSgA FM	*	December 18, 2009	November 13, 2009
The Institutional International Equity Portfolio	CapGuardian	Inception (November 20, 2009)	November 20, 2009	December 7, 2010
	Artisan	Inception (November 20, 2009)	November 20, 2009	December 7, 2010
	Causeway	Inception (November 20, 2009)	November 20, 2009	December 7, 2010
	Lazard Asset Management LLC (“Lazard”)	*	September 23, 2011	August 16, 2011
	SSgA FM	*	November 20, 2009	November 13, 2009

			MOST RECENT	MOST RECENT
			CONTRACT	CONTRACT
			APPROVAL	APPROVAL
SERVED
PORTFOLIO
PORTFOLIO	SPECIALIST MANAGER	SINCE	SHAREHOLDERS	BOARD
The Emerging Markets Portfolio	SSgA FM (Active)	Inception (December 10, 2009)	December 10, 2009	March 9, 2010
	The Boston Company Asset Management LLC (“TBCAM”)	March 16, 2010	December 10, 2009	December 7, 2010
	SSgA FM (Passive)	*	December 10, 2009	March 9, 2010

The Core Fixed Income Portfolio	BlackRock Financial Management, Inc. (“BlackRock”)(2)	September 24, 2001	November 15, 2006	March 15, 2011
	Mellon Capital Management Corporation (“Mellon Capital”)	December 6, 2010	November 30, 2010	October 21, 2010
	Seix	December 6, 2010	November 30, 2010	October 21, 2010

The Fixed Income Opportunity Portfolio	Seix Investment Advisors LLC (“Seix”)(3)	December 18, 2006	April 30, 2007	March 15, 2011
	PIMCO	*	January 25, 2010	June 8, 2010

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital	December 6, 2010	November 22, 2010	June 8, 2010

The U.S. Corporate Fixed Income Securities Portfolio	Seix	December 6, 2010	November 22, 2010	June 8, 2010

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	BlackRock	December 6, 2010	November 22, 2010	June 8, 2010

The Short-Term Municipal Bond Portfolio	Breckinridge Capital Advisors, Inc. (“Breckinridge”)	Inception (March 1, 2006)	February 28, 2006	March 15, 2011

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company LLC (“Standish”)	December 5, 2008	February 6, 2009	March 15, 2011

The Intermediate Term Municipal Bond II Portfolio	Breckinridge	Inception (July 13, 2010)	July 13, 2010	March 15, 2011

*	As of the date of this statement of additional information, the Specialist Manager had not yet begun providing investment management services to the applicable Portfolios.

(1)	ICAP or its predecessor has served as a Specialist Manager for The Value Equity Portfolio since its inception.

(2)	BlackRock or its predecessor has served as a Specialist Manager for The Core Fixed Income Portfolio since September 24, 2001.

(3)	Seix or its predecessor has served as a Specialist Manager for The Fixed Income Opportunity Portfolio since December 18, 2006.
INVESTMENT ADVISORY FEES: The following table sets forth the advisory fees received by the Adviser from each of the Portfolios, calculated at an annual rate of 0.05% of each of the Portfolio’s average daily net assets, for services rendered during the periods indicated (amounts in thousands).

	FISCAL YEAR		FISCAL YEAR		FISCAL YEAR
	ENDED		ENDED		ENDED
	June 30, 2011		June 30, 2010		June 30, 2009
The Value Equity Portfolio	$252		$256		$264
The Institutional Value Equity Portfolio	$411		$280		$162	(b)
The Growth Equity Portfolio	$352		$388		$460
The Institutional Growth Equity Portfolio	$525		$377		$226	(c)
The Small Capitalization Equity Portfolio	$67		$113		$178
The Institutional Small Capitalization Equity Portfolio	$96		$98		$79	(d)
The Real Estate Securities Portfolio	$116		$75		$2	(a)
The Commodity Returns Strategy Portfolio	$119		$3	(e)	*
The International Equity Portfolio	$565		$703		$696
The Institutional International Equity Portfolio	$867		$442	(f)	*
The Emerging Markets Portfolio	$235		$84	(g)	*
The Core Fixed Income Portfolio	$110		$178		$146
The Fixed Income Opportunity Portfolio	$222		$186		$90
The U.S. Government Fixed Income Securities Portfolio	$75	(h)	*		*
The U.S. Corporate Fixed Income Securities Portfolio	$59	(h)	*		*
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$71	(h)	*		*
The Short-Term Municipal Bond Portfolio	$18		$17		$15
The Intermediate Term Municipal Bond Portfolio	$261		$279		$260
The Intermediate Term Municipal Bond II Portfolio	$30	(i)	*		*

*	The Portfolio was not operational during the period.

(a)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.

(b)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.

(c)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.

(d)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.

(e)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.

(f)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.

(g)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.

(h)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.

(i)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.
INVESTMENT ADVISORY FEES: SPECIALIST MANAGERS. In addition to the fees paid by the Trust to the Adviser, each of the Portfolios pays a fee to its Specialist Manager(s). For each Portfolio, the Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio’s assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust’s Prospectuses.
SPECIALIST MANAGER FEES. In addition to the fees paid by the Trust to the Adviser, each of the Portfolios pays a fee to its Specialist Manager(s). For each Portfolio, the Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio’s assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust’s Prospectuses. The following table sets forth the actual investment advisory fee received from the specified Portfolio by each of its respective Specialist Managers for services rendered during each of the Trust’s last three fiscal years (amounts in thousands):

		ACTUAL FEES EARNED FOR FISCAL
		YEAR ENDED JUNE 30
PORTFOLIO	SPECIALIST MANAGER	2011	2010	2009
The Value Equity Portfolio	ICAP(1)	$398	$413	$867
	SSgA FM(2)	$75	$73	$71
	J.S. Asset Management LLC (“JSAM”)(3)	$—	$—	$70
	AllianceBernstein(4)	$508	$600	$314

The Institutional Value Equity Portfolio	ICAP(1)	$710	$519	$460
	SSgA FM(2)	$75	$37	$43
	JSAM(3)	$—	$—	$26
	AllianceBernstein(4)	$744	$603	$249
	PIMCO(18)	$333	$252	$33

The Growth Equity Portfolio	Jennison(5)	$670	$719	$871
	SSgA FM(2)	$64	$73	$107
	SGA(6)	$974	$1,055	$1,100

The Institutional Growth Equity Portfolio	Jennison(5)	$889	$683	$410
	SSgA FM(2)	$58	$19	$43
	SGA(6)	$1,281	$1,009	$597
	PIMCO(18)	$458	$347	$48

The Small Capitalization Equity Portfolio	Frontier(7)	$137	$259	$400
	Sterling Johnston(“Sterling Johnston”)(8)	$58	$296	$449
	Mellon Capital(9)	$—	$66	$153
	IronBridge(10)	$299	$566	$894
	Geewax & Partners LLC (“Geewax”)(11)	$—	$32	$185
	Pzena(12)	$218	$49	—
	SSgA FM(2)	$50	$38	—
	Cupps(24)	—	—	—

		ACTUAL FEES EARNED FOR FISCAL
		YEAR ENDED JUNE 30
PORTFOLIO	SPECIALIST MANAGER	2011		2010		2009
The Institutional Small Capitalization Equity Portfolio	Frontier(7)	$174		$170		$148
	Geewax (11)	$—		$27		$88
	Sterling Johnston Capital Management.
	L.P. ((8)	$89		$269		$206
	Mellon Capital(9)	$—		$73		$73
	IronBridge(10)	$428		$484		$413
	Pzena(12)	$354		$77		—
	SSgA FM(2)	$50		$37		—
	Cupps(24)	$9		—		—

The Real Estate Securities Portfolio	Wellington Management(13)	$1,536		$1,014		$23
	SSgA FM(2)	*	*	*	*	*	*

The Commodity Returns Strategy	Wellington Management
Portfolio	(Commodity)(13)	$109		$—		*
	Wellington Management (Global Natural
	Resources)(13)	$1,834		$53		*
	PIMCO(18)	$33		$—		*
	SSgA FM(2)	*	*	*	*	*	*

The International Equity Portfolio	CapGuardian(14)	$1,621		$1,598		$2,475
	Artisan(15)	$1,259		$2,051		$1,734
	Causeway(16)	$1,767		$2,155		$1,608
	SSgA FM(2)	$—		$—		*

The Institutional International Equity Portfolio	CapGuardian(14)	$2,383		$1,275		*
	Artisan(15)	$2,120		$994		*
	Causeway(16)	$2,667		$1,363		*
	Lazard(25)	*	*	—		—
	SSgA FM(2)	$—		$—		*

The Emerging Markets Portfolio	SSgA FM (Active)(2)	$3,025		$1,180		*
	TBCAM(17)	$458		$74		*
	SSgA FM (Passive)(2)	$—		$—		*

The Core Fixed Income Portfolio	BlackRock(19)	$357		$721		$612
	Seix(21)	$44		$—		$—
	Mellon Capital (23)	$24		$—		$—

		ACTUAL FEES EARNED FOR FISCAL
		YEAR ENDED JUNE 30
				SPECIALIST
PORTFOLIO	SPECIALIST MANAGER	2011	PORTFOLIO	MANAGER
The Fixed Income Opportunity Portfolio	Seix(20)	$1,838	$1,572	$797
	PIMCO(18)	$—	$—	—

The U.S. Government Fixed Income	Mellon Capital Management Corporation
Securities Portfolio	(“Mellon Capital”)(23)	$179	*	*

The U.S. Corporate Fixed Income Securities Portfolio	Seix(20)	$262	*	*

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Blackrock(19)	$237	*	*

The Short-Term Municipal Bond Portfolio	Breckinridge(21)	$45	$42	$38

	Schroder Investment Management North America,
The Intermediate Term Municipal Bond Portfolio	Inc (“Schroders”)(22)	$—	$—	$482
	Standish(22)	$1,044	$1,116	$557

The Intermediate Term Municipal Bond II Portfolio	Breckinridge(21)	$74	*	*

*	The Institutional Value Equity Portfolio commenced operations on July 18, 2008; The Institutional Growth Equity Portfolio commenced operations on August 8, 2008; The Institutional Small Capitalization Equity Portfolio commenced operations on August 15, 2008; The Real Estate Securities Portfolio commenced operations on May 21, 2009; The Emerging Markets Portfolio commenced operations on December 10, 2009; The Institutional International Equity Portfolio commenced operations on November 20, 2009 and The Commodity Returns Strategy Portfolio commenced operations on June 8, 2010; The Intermediate Term Municipal Bond II Portfolio commenced operations on July 13, 2010; The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio each commenced operations on December 6, 2010.

**	The Specialist Manager had not yet begun providing portfolio management services to the Portfolio as of June 30, 2011.

(1)	For its services to The Value Equity and The Institutional Value Equity Portfolios, ICAP is compensated at an annual rate of 0.35% of the average net assets of the respective Portfolio assigned to ICAP.

(2)	With respect to The Value Equity, The Institutional Value Equity, The Growth Equity and The Institutional Growth Equity Portfolios, SSgA FM is compensated at an annual rate of 0.04% of the average net assets of the respective Portfolio assigned to SSgA FM.

SSgA FM became a Specialist Manager to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios on August 27, 2009 and began managing assets for the Portfolios on September 29, 2009. With respect to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolio, SSgA FM is compensated at an annual rate of 0.04%.

With respect to the passively managed portion of The International Equity Portfolio, The Institutional International Equity Portfolio and The Commodity Returns Strategy Portfolio, SSgA FM is compensated at an annual rate of 0.06% of the average net assets of the respective Portfolio. SSgA FM had not begun managing assets of The Commodity Returns Strategy Portfolio as of the date of this Statement of Additional Information.

With respect to the passively managed portion of The Real Estate Securities Portfolio, SSgA FM is compensated at an annual rate of 0.12% of the average net assets of the respective Portfolio. SSgA FM had not begun managing assets of The Real Estate Securities Portfolio as of the date of this Statement of Additional Information.

With respect to the actively managed portion of The Emerging Markets Portfolio assigned to SSgA FM, SSgA FM is compensated at an annual rate of 0.85% for the first $50 million of average net assets, 0.75% for the next $50 million in such assets and 0.70% of such assets in excess of $100 million of the average net assets of the Portfolio assigned to SSgA FM.

With respect to passive investment strategy for The Emerging Markets Portfolio, SSgA FM is compensated at an annual rate of 0.16% of the average net assets of the respective Portfolio.

(3)	JSAM served as a Specialist Manager for The Value Equity Portfolio from March 1, 2006 through December 19, 2008 and as a Specialist Manager for The Institutional Value Equity Portfolio from July 18, 2008 through December 19, 2008. JSAM was compensated at an annual rate of 0.40% of the average net assets of the respective Portfolio assigned to JSAM.

(4)	AllianceBernstein began serving as a Specialist Manager to The Value Equity and The Institutional Value Equity Portfolios on December 5, 2008 and began managing assets for the Portfolios on December 24, 2008. AllianceBernstein is compensated at an annual rate of 0.38% of the first $300 million in total Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets) and 0.37% on such Combined Assets over $300 million. Pursuant to a Fee Waiver Agreement dated October 16, 2009 and the Amendments to the Fee Waiver Agreement dated December 16, 2010 and June 30, 2011, AllianceBernstein has contractually agreed to waive the portion of the fee to which it is entitled that exceeds 0.25% of the average daily net assets of the Combined Assets, for the period October 1, 2009 to September 30, 2011 and it will waive that portion of the fee to which it is entitled that exceeds 0.31% of the Portfolio’s average daily net asset value of the Combined Assets for the period from October 1, 2011 through September 30, 2012. Numbers shown reflect contractual fee waivers for the period October 1, 2009 to June 30, 2011

(5)	For its services to The Growth Equity and The Institutional Growth Equity Portfolios, Jennison is compensated for it services to each Portfolio, at an annual rate of 0.75% on the first $10 million of Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets), 0.50% on the next $30 million of such Combined Assets; 0.35% of the next $25 million of such Combined Assets; 0.25% on the next $335 million of such Combined Assets;0.22% of the next $600 million of such Combined Assets; and 0.20% on the balance of such Combined Assets; subject to a maximum annual fee of 0.30% of the average daily net assets of the portion of the Portfolios allocated to Jennison.

(6)	For its services to The Growth Equity and The Institutional Growth Equity Portfolios, SGA is compensated at an annual rate of 0.35% of the average net assets of the respective Portfolios assigned to SGA.

(7)	For its services to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, Frontier is compensated at an annual rate of 0.45% of the average net assets of the respective Portfolios assigned to Frontier.

(8)	For its services to The Small Capitalization Equity Portfolio and beginning with the inception of The Institutional Small Capitalization Equity Portfolio, Sterling Johnston was compensated at an annual rate of 0.75% of the average net assets of the respective Portfolios assigned to Sterling Johnston. Sterling Johnston was terminated as a Specialist Manager to each Portfolio as of November 10, 2010.

(9)	For its services to The Small Capitalization Equity Portfolio and beginning with the inception of The Institutional Small Capitalization Equity Portfolio, Mellon Capital was compensated at an annual rate of 0.30% of the average net assets of the respective Portfolios assigned to Mellon Capital. Mellon Capital was terminated as a Specialist Manager to each Portfolio as of March 26, 2010.

(10)	For its services to the Small Capitalization Equity Portfolio and beginning with the inception of The Institutional Small Capitalization Equity Portfolio, IronBridge is compensated at an annual rate of 0.95% of the average net assets of the respective Portfolios assigned to IronBridge.

(11)	Geewax or its predecessor has served as a Specialist Manager for The Small Capitalization Equity Portfolio since April 1, 1998. Formerly known as Geewax, Terker & Co., (“Geewax Terker”) the firm served pursuant to a Portfolio Management Contract between Geewax Terker and the Trust first approved by shareholders of The Small Capitalization Equity Portfolio on June 15, 1998.

Geewax was terminated as a Specialist Manager to each Portfolio as of October 19, 2009. For its services to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, Geewax was entitled to receive a fee calculated at an annual rate of 0.30% of the average net assets of the respective Portfolios assigned to Geewax. Numbers shown reflect voluntary fee waivers.

(12)	Pzena became a Specialist Manager to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios on August 27, 2009 and began managing assets for the Portfolios on April 12, 2010. For its services to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, Pzena is compensated at an annual rate of 1.00% of the average net assets of the respective Portfolio assigned to Pzena.

(13)	For its services to The Real Estate Securities Portfolio, Wellington Management is compensated at an annual rate of 0.75% on the first $50 million of the average daily net Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets) and 0.65% on Combined Assets over $50 million. Wellington Management became a Specialist Manager to The Commodity Returns Strategy Portfolio on June 2, 2010 and began managing assets of the Portfolio on June 8, 2010. With respect to The Commodity Returns Strategy Portfolio, for assets managed in its Global Natural Resources strategy, Wellington Management receives a fee at an annual rate of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management receives a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy.

(14)	For its services to The International Equity Portfolio and beginning with the inception of The Institutional International Equity Portfolio, CapGuardian is compensated at an annual rate of 0.70% for the first $25 million of the average of the month-end net asset values of the CapGuardian account during the quarter, 0.55% for the next $25 million, 0.425% for the next $200 million in such assets and 0.375% for those assets in excess of $250 million. There is a minimum annual fee of $312,500 based upon an account size of $50 million. The following fee discounts will be applied based upon the total annualized aggregate fees (include other assets managed by CapGuardian); 5% discount on fees from $1.25 million to $4 million; 7.5% discount on fees from $4 million to $8 million; 10% discount on fees from $8 million to $12 million; and 12.5% discount on fees over $12 million. When the total aggregate fees exceed $3 million, before discounts, fee break points are to be eliminated and the Portfolios will pay a fee at an annual rate of 0.375% on all assets in the Portfolios managed by CapGuardian.

(15)	For its services to The International Equity Portfolio and beginning with the inception of The Institutional International Equity Portfolio, Artisan is compensated at an annual rate of 0.47% of the average net assets of the respective Portfolios allocated to Artisan, so long as the combined assets of the Portfolios are greater than $500 million. If the combined assets of the Portfolios are reduced to $500 million or less, Artisan is compensated at an annual rate of 0.80% of average net assets for the first $50 million of the respective Portfolio assets allocated to Artisan, 0.60% for the next $50 million in such assets, and 0.70% for such assets over $100 million.

(16)	Causeway is compensated at an annual rate of 0.45% of the average net assets of The International Equity and The Institutional International Equity Portfolios allocated to Causeway.

(17)	For its services to The Emerging Markets Portfolio, TBCAM is compensated at an annual rate of 0.90% of average net assets for the first $50 million in Portfolio assets, 0.85% for the next $50 million in such assets, 0.70% for the next $100 million in such assets and 0.60% for such assets over $200 million.

(18)	PIMCO entered into agreements to serve as a Specialist Manager to The Institutional Value Equity and The Institutional Growth Equity Portfolios on December 5, 2008 and began managing assets for the Portfolios on April 22, 2009. For its services to each respective Portfolio, PIMCO is compensated at an annual rate of 0.25% of the average net assets of each Portfolio assigned to PIMCO. Shareholders of The Fixed Income Opportunity Portfolio approved a Portfolio Management Agreement between PIMCO and the Trust with respect to The Fixed Income Opportunity Portfolio on January 25, 2010. As of the date of this statement of additional information, PIMCO had not begun providing portfolio management services to The Fixed Income Opportunity Portfolio. PIMCO entered into an agreement to serve as a Specialist Manager to The Commodity Returns Strategy Portfolio on June 2, 2010.

(19)	For its services to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, BlackRock is entitled to receive a fee of 0.175% of the average daily net assets of the first $200 million of the Combined Assets (as defined below) of that portion of the Portfolio allocated to BlackRock and 0.15% of those Combined Assets exceeding $200 million. For purposes of computing BlackRock’s fee for the two Portfolios, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by BlackRock in each of The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and certain other assets managed by BlackRock for clients of Hirtle Callaghan and Co., LLC.

(20)	For its services to The Fixed Income Opportunity Portfolio, Seix is compensated at an annual rate of 0.50% of average net assets for the first $100 million in Portfolio assets and 0.40% for such assets over $100 million. The maximum fee payable is 0.50%. Additionally, to the extent assets of other clients of the Adviser are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix. For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Seix receives a fee, based on the average daily net asset value of the assets of the Portfolios under its management at an annual rate of 0.25% of the first $100 million in such Combined Assets (as defined below) of that portion of the Portfolio allocated to Seix and 0.20% of for those Combined Assets exceeding $100 million. For purposes of computing Seix’s fee for the two Portfolios, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Seix in each of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

(21)	For its services to the Intermediate Term Municipal Bond II Portfolio and The Short Term Municipal Bond Portfolio, Breckinridge is compensated at an annual rate of 0.125% of the average net assets of each Portfolio. Breckinridge became a Specialist Manager and began providing investment management serves to The Intermediate Term Municipal Bond II Portfolio on July 13, 2010.

(22)	Schroders served as Specialist Manager to The Intermediate Term Municipal Bond Portfolio from October 27, 2003 to December 5, 2008. Effective December 5, 2008, Standish replaced Schroders as specialist manager to this Portfolio. For its services to the Portfolio, Schroders was compensated at an annual rate of 0.20% of average net assets of the Portfolio. For its services to the Portfolio, Standish is compensated at an annual rate of 0.20% of average net assets of the Portfolio.

(23)	For it services to The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital is compensated at an annual rate of 0.12% of the average net assets of the Portfolio.

(24)	For its services to The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio, Cupps receives a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85%.

(25)	For its services to The Institutional International Equity Portfolio, Lazard receives at the annual rate of 0.45% of the average daily net assets of the first $100 million 0.40% on assets between $100 million and $250 million and 0.375% on the excess over $250 million of that portion of the assets of the Portfolio that may, from time to time be allocated to Lazard, Lazard had not begun managing assets of The Institutional International Equity Portfolio as of the date of this Statement of Additional Information.

ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (“Citi”), 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust’s administrator. Citi performs similar services for mutual funds other than the Trust. Citi is owned by Citibank, N.A. Citibank, N.A. and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company (NYSE: C).
Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto; and (d) maintenance of the Trust’s registration in the various states in which shares of the Trust are offered. Pursuant to separate contracts, Citi or its affiliates also serve as the Trust’s transfer and dividend disbursing agent, as well as the Trust’s accounting agent and receives fees for such services. For its services, Citi receives a single all-inclusive fee (“Omnibus Fee”). The Omnibus Fee, which is computed daily and paid monthly in arrears, is calculated at an annual rate of 0.054% of the Portfolios’ average daily net assets up to $6 billion; and 0.005% of the Portfolios’ average daily net assets in excess of $6 billion.
For the fiscal years ended June 30, 2009, 2010 and 2011 Citi, as Administrator received administration fees in the following amounts for each of the Portfolios (amounts in thousands):

					FISCAL
	FISCAL YEAR		FISCAL YEAR		YEAR
	ENDED		ENDED		ENDED
	June 30, 2011		June 30, 2010		June 30, 2009
The Value Equity Portfolio	$188		$229		$260
The Institutional Value Equity Portfolio	$308		$242		$170	(b)
The Growth Equity Portfolio	$263		$348		$468
The Institutional Growth Equity Portfolio	$393		$328		$239	(c)
The Small Capitalization Equity Portfolio	$50		$105		$155
The Institutional Small Capitalization Equity Portfolio	$72		$88		$83	(d)
The Real Estate Securities Portfolio	$87		$63		$2	(a)
The Commodity Returns Strategy Portfolio	$87		$2	(e)	*
The International Equity Portfolio	$423		$649		$718
The Institutional International Equity Portfolio	$651		$372	(f)	*
The Emerging Markets Portfolio	$175		$67	(g)	*
The Core Fixed Income Portfolio	$86		$157		$150
The Fixed Income Opportunity Portfolio	$166		$164		$100
The U.S. Government Fixed Income Securities Portfolio	$53	(h)	*		*
The U.S. Corporate Fixed Income Securities Portfolio	$42	(h)	*		*
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$50	(h)	*		*
The Short-Term Municipal Bond Portfolio	$13		$15		$16
The Intermediate Term Municipal Bond Portfolio	$197		$246		$265
The Intermediate Term Municipal Bond II Portfolio	$22	(i)	*		*

*	The Portfolio had not commenced operations during the fiscal year.

(a)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.

(b)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.

(c)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.

(d)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.

(e)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.

(f)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.

(g)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.

(h)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.

(i)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.
Under a Compliance Services Agreement between the Trust and Citi, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer (“CCO”), and assisting in preparing or providing documentation for the Trust’s CCO, to deliver to the Board.
Unified Financial Securities, Inc. (“Unified”) serves as the Trust’s principal underwriter pursuant to an agreement approved by the Board on March 15, 2011. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc. Because shares of the Trust’s Portfolios are available only to clients of the Adviser and financial intermediaries that have established a relationship with the Adviser, the services to be provided by Unified are limited. Unified will receive an annual fee of $50,000 for performing the services listed under its agreement. The offices of the principal underwriter are located at 2960 North Meridian St., Suite 300, Indianapolis, IN, 46208. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.
Alaric Compliance Services LLC (“Alaric”), 800 Third Ave., 11th Floor, New York, NY, 10022 provides CCO services to the Trust and its Portfolios pursuant to a Compliance Services Agreement. Alaric makes an Alaric employee available to serve as the CCO for the Trust. The CCO develops the reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers.
State Street Bank and Trust Company is the Trust’s custodian and is an affiliate of SSgA FM, which serves as a Specialist Manager for the Value Equity, Growth Equity, Small Capitalization Equity, International Equity, Emerging Markets, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization Equity and Institutional International Equity Portfolios. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust’s Portfolios. The custodian is compensated at the rate of 0.01% of the Trust’s domestic assets, 0.0525% of the Trust’s foreign assets in developed countries. With respect to securities from emerging markets, the custodian is compensated at rates ranging from 0.07% to 0.50% depending upon the particular market in question. The offices of the custodian are located at State Street Financial Center, 1 Lincoln Street, Boston, MA 02111.

FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES
As stated in the Prospectuses, the Trust currently offers nineteen portfolios, each of which are presented in this Statement of Additional Information, each with its own investment objectives and policies. These portfolios are: The Equity Portfolios —The Value Equity, Growth Equity, Small Capitalization Equity, Real Estate Securities, International Equity, Emerging Markets Portfolios and Commodity Returns Strategy Portfolios; The Institutional Equity Portfolios — The Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization Equity, and Institutional International Equity, U.S. Government Fixed Income Securities, U.S. Corporate Fixed Income Securities and U.S. Mortgage/Asset Backed Fixed Income Securities Portfolios; and The Income Portfolios — The Core Fixed Income, Fixed Income Opportunity, Short-Term Municipal Bond, Intermediate Term Municipal Bond and Intermediate Term Municipal Bond II Portfolios.
The following discussion supplements the prospectus discussion of the investment risks associated with the types of investments in which the Portfolios are entitled to invest. The table below summarizes these investments. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectuses and in this Statement of Additional Information.
Further, as indicated in the Prospectuses, that portion of the assets of the Value Equity, Growth Equity, Small Capitalization Equity, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization and Institutional International Equity Portfolios (“Index Accounts”) that have been or may be allocated to SSgA FM and the indexing strategy that SSgA FM has been retained to provide, may be invested exclusively in securities included in the benchmark index associated with those Portfolios, respectively, provided that SSgA FM is authorized to and may use certain derivative instruments solely for the purpose of gaining market exposure consistent with such index strategy and provided further that the Index Accounts may temporarily hold non-index names due to corporate actions (i.e., spin-offs, mergers, etc.). SSgA FM has also been allocated portions of The Emerging Markets Portfolio to manage with both an active management and a passive or index-based strategy. With respect to the “index-based” mandate, SSgA FM may be invested exclusively in securities included in the benchmark index associated with that Portfolio, provided that SSgA FM is authorized to and may use certain derivative instruments solely for the purpose of gaining market exposure consistent with such index strategy and provided further that the Index Accounts may temporarily hold non-index names due to corporate actions (i.e., spin-offs, mergers, etc.).
Additionally, to enable The Commodity Returns Strategy Portfolio to achieve its investment objective through commodity, economic and investment cycles, the Portfolio seeks to augment its equity returns by reinforcing the Specialist Managers’ commodity views via exposure to commodity-linked structured notes. The Portfolio may also anticipate future investments in equities by investing in options and futures contracts. The Portfolio may focus on the securities of particular issuers or industries within the commodity-related industries in which the Portfolio invests, or in particular countries or regions, at different times. The Portfolio intends to gain exposure to the commodity markets in part by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). Among other investments, the Subsidiaries are expected to invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiaries have the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiaries (unlike the Portfolio) may invest without limitation in commodities, commodity-linked swap agreements and other commodity linked derivative instruments as well as make short sales of securities, maintain a short position or purchase securities on margin within the context of a total portfolio of investments designed to achieve the Portfolio’s objectives. The Portfolio and the Subsidiaries may test for compliance with certain investment restrictions on a consolidated basis. The Subsidiaries must, however, comply with the asset segregation requirements (described elsewhere in the SAI) with respect to its investments in commodity-linked swaps and other commodity-linked derivatives as well as short sales. By investing in the Subsidiaries, the Portfolio is indirectly exposed to the risks associated with the Subsidiaries’ investments.

The Equity and Institutional Equity Portfolios

Inst.
Investment					Small		Real			Emerging		Inst.	Inst.	Small	Inst.
Instrument/Strategy	Value		Growth		Cap		Estate	Int’l		Markets		Value	Growth	Cap	Int’l		Commodity
ADRs, EDRs and GDRs	x		x		x		x	x		x		x	x	x	x		x
Agencies	*		*		*		*	*		*		x	x	*	*		x
Asset-Backed Securities	—		—		—		—	—		—		x	x	—	—		x
Cash Equivalents	*		*		*		*	*		*		x	x	*	*		x
Collateralized Mortgage Obligations	—		—		—		—	—		—		x	x	—	—		x
Commercial Paper	*		*		*		*	*		*		x	x	*	*		x
Commodity-Linked Derivatives	—		—		—		—	—		—		—	—	—	—		x
Common Stock	x		x		x		x	x		x		x	x	x	x		x
Convertibles	x		x		x		x	x		x		x	x	x	x		x
Corporates	—		—		—		—	—		—		x	x	—	—		x
Depositary Receipts	x		x		x		x	x		x		x	x	x	x		x
Emerging Markets Securities	x		x		x		x	x		x		x	x	x	x		x
Floaters	*		*		*		—	*		*		x	x	*	*		x
Foreign Currency	—		—		—		x	x		x		x	x	—	x		x
Foreign Equity (US $)	x		x		x		x	x		x		x	x	x	x		x
Foreign Equity (non-US $)	x		x		x		x	x		x		x	x	x	x		x
Foreign Fixed-Income Securities	—		—		—		—	—		—		x	x	—	—		x
Forwards	*	*	*	*	*	*	x	*	*	*	*	x	x	* *	*	*	x
Futures	*	*	*	*	*	*	* *	*	*	*	*	x	x	* *	*	*	x
High Yield Debt Securities	—		—		—		x	—		—		—	—	—	—		—
Investment Companies	x		x		x		x	x		x		x	x	x	x		x
Investment Grade Debt Securities	—		—		—		x	—		—		x	x	—	—		x
Money Market Funds	x		x		x		x	x		x		x	x	x	x		x
Mortgage-Backed Securities	—		—		—		x	—		—		x	x	—	—		x

Investment					Small		Real			Emerging		Inst.	Inst.	Inst.		Inst.
Instrument/Strategy	Value		Growth		Cap		Estate	Int’l		Markets		Value	Growth	Small Cap		Int’l		Commodity
Mortgage Securities	—		—		—		—	—		—		x	x	—		—		x
Municipals	—		—		—		—	—		—		x	x	—		—		x
Options	*	*	*	*	*	*	x	*	*	*	*	x	x	*	*	*	*	x
Preferred Stock	x		x		x		x	x		x		x	x	x		x		x
REITs	x		x		x		x	x		x		x	x	x		x		x
Repurchase Agreements	*		*		*		*	*		*		x	x	*		*		x
Reverse Repurchase Agreements	*		*		*		*	*		*		x	x	*		*		x
Rights	x		x		x		x	x		x		x	x	x		x		x
Securities Lending	x		x		x		x	x		x		x	x	x		x		x
Short Sales	*	*	*	*	*	*	* *	*	*	*	*	* *	* *	*	*	*	*	*	*
Step-Up Bonds	—		—		—		—	—		—		x	x	—		—		x
Stripped Mortgage-Backed Securities	—		—		—		—	—		—		x	x	—		—		x
Structured Notes	x		x		x		—	x		x		x	x	x		x		x
Swaps	x		x		x		—	x		x		x	x	x		x		x
TIPS	—		—		—		—	—		—		x	x	—		—		x
U.S. Governments	*		*		*		*	*		*		x	x	*		*		x
Warrants	x		x		x		x	x		x		x	x	x		x		x
When-Issued Securities	x		x		x		x	x		x		x	x	x		x		x
Yankees and Eurobonds	—		—		—		—	—		—		x	x	—		—		x
Zero Coupon Agencies	—		—		—		—	—		—		x	x	—		—		x

The Income Portfolios:

		Fixed			U.S.
Investment	Core	Inc.	U.S.	U.S.	Mortgage/Asset	Short-		Intermediate
Instrument/Strategy	Fixed	Oppy.	Govt.	Corporate	Backed	Term	Interm.	Term II
Agencies	x	x	x	x	x	x	x	x
Asset-Backed Securities	x	x	—	—	x	x	x	x
Brady Bonds	x	x	—	—	—	—	—	—
Cash Equivalents	x	x	x	x	x	x	*	*
Collateralized Bond Obligations	—	x	—	—	x	—	—	—
Collateralized Debt Obligations	—	x	—	—	x	—	—	—
Collateralized Loan Obligations	—	x	—	—	x	—	—	—
Collateralized Mortgage Obligations	x	x	—	—	x	—	—	—
Commercial Paper	x	x	x	x	x	x	*	*
Commodity-Linked Derivatives	—	—	—	—	—	—	—	—
Convertibles	x	x	—	—	—	—	—	—
Corporates	x	x	—	x	—	—	—	—
Depositary Receipts	x	x	—	x	x	—	—	—
Emerging Markets Securities	—	x	—	—	—	—	—	—
Floaters	x	x	—	—	—	—	—	x
Foreign Currency	x	x	—	x	—	—	—	—
Foreign Equity (US $)	—	x	—	—	—	—	—	—
Foreign Equity (non-US $)	—	x	—	—	—	—	—	—
Foreign Fixed Income Securities	x	x	—	—	—	—	—	—
Mortgage Securities	x	x	—	—	x	x	x	x
Forwards	x	x	—	—	—	—	—	—
Futures	x	x	—	—	x	x	—	—
High Yield Securities	x	x	—	—	—	—	—	—
Inverse Floaters	x	x	—	—	—	—	—	—
Investment Companies	x	x	x	x	x	x	x	x
Loan (Participations and Assignments)	—	x	—	—	x	x	—	—
Municipals	x	x	—	x	—	x	x	x
Options	x	x	—	—	x	x	—	—

			Fixed			U.S.
Investment			Inc.	U.S.	U.S.	Mortgage/Asset	Short-			Intermediate
Instrument/Strategy	Core Fixed		Oppy.	Govt.	Corporate	Backed	Term	Interm.		Term II
Preferred Stock	x		x	—	x	—	—	—		—
REITS	—		x	—	—	—	—	—		—
Repurchase Agreements	*		*	*	*	*	*	*		*
Reverse Repurchase	*		*	*	*	*	*	*		*
Agreements
Rights	x		x	—	—	—	—	—		—
Stripped	x		x	—	—	x	—	—		—
Mortgage-Backed Securities
Securities Lending	x		x	x	x	x	x	x		x
Short Sales	*	*	* *	* *	* *	* *	* *	*	*	* *
Step-Up Bonds	x		x	—	—	—	—	—		—
Structured Investments	x		x	—	x	—	x	x		x
Structured Notes	x		x	—	x	—	x	x		x
Swaps	x		x	—	—	x	x	x		x
TIPs	x		x	x	x	—	x	x		x
U.S. Governments	x		x	x	x	x	x	x		x
Warrants	—		x	—	—	—	—	—		—
When-Issued Securities	x		x	—	—	—	x	x		x
Yankees and Eurobonds	x		x	—	x	—	—	—		—
Zero Coupons Agencies	x		x	x	x	x	x	—		—

x	Allowable investment

-	Not an allowable investment

*	Money market instruments for cash management or temporary purposes

**	For hedging purposes
MUNICIPAL SECURITIES
As stated in the Prospectuses, The Short-Term Municipal Bond, The Intermediate Term Municipal Bond, The Intermediate Term Municipal Bond II Portfolios and The U.S. Corporate Fixed Income Securities Portfolio, and to a lesser extent The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and each of the other Income Portfolios, may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal tax. Municipal securities may also be issued on a taxable basis.
The two principal classifications of municipal securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to “general obligations” and/or “revenue obligations” may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying a portfolio’s investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the appropriate Specialist Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.
An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.
MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, some of which are summarized in the Prospectuses. In addition, leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a portfolio’s investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a portfolio’s original investment.
Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.
Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Portfolios’ respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Portfolio may be determined by the appropriate Specialist Manager, pursuant to guidelines adopted by the Board, to be liquid securities for the purpose of such Portfolio’s limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the appropriate Specialist Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the appropriate Specialist Manager will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. No Portfolio may invest more than 5% of its net assets in municipal leases. Each of the Income Portfolios may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a Portfolio with the right to demand payment, on not more than seven days notice, of all or any part of the Portfolio’s participation interest in the underlying municipal security, plus accrued interest.
MUNICIPAL NOTES. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.
TAX-EXEMPT COMMERCIAL PAPER. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
PRE-REFUNDED MUNICIPAL SECURITIES. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.
TENDER OPTION BONDS. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.
As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the appropriate Specialist Manager, the credit quality of the bond issuer and the financial institution is deemed, in light of the Portfolio’s credit quality requirements, to be inadequate. Each Income Portfolio intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the appropriate Specialist Manager, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion in any particular case, there is a risk that an Income Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Income Portfolio intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.
AUCTION RATE SECURITIES. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). For purposes of complying with the 20% limitation on each of the municipal Portfolio’s investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.
A portfolio’s investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the Investment Company Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of that Portfolio’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by that portfolio.
PRIVATE ACTIVITY BONDS. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Portfolio (including an Income Portfolio’s distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax. The Short-Term Municipal Bond Portfolio does not currently intend to invest in Private Activity Bonds.
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
MORTGAGE-BACKED SECURITIES. Certain Portfolios may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured entirely or primarily by “pools” of residential or commercial mortgage loans or other assets. A Portfolio may invest in mortgage-backed securities issued by U.S. government agencies and government-sponsored entities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and FHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates as well as early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.
Mortgage-backed securities also include securities issued by non-governmental entities including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) that are not insured or guaranteed. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including “regular” interests and “residual” interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.
Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.
Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The appropriate Specialist Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the appropriate Specialist Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the appropriate Specialist Manager will monitor the average life of the Portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios’ policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the appropriate Specialist Manager will be the actual average life of such securities.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Portfolios’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. The liquidity backstop was extended through December 2012. The original mortgage-backed securities purchase program was completed in March 2010.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefore.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

ASSET-BACKED SECURITIES. Certain Portfolios may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.
STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
COLLATERALIZED DEBT OBLIGATIONS. The Commodity Returns Strategy Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
REAL ESTATE SECURITIES
REAL ESTATE INVESTMENT TRUSTS (“REITS”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans.
REITs are sometimes informally characterized as Equity REITs, Mortgage REITs, Hybrid REITs and REOCs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.
Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Real Estate Securities Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which it invests in addition to the expenses incurred directly by the Portfolio.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.
Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”).
MONEY MARKET INSTRUMENTS
REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, a portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of that Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio’s ability to dispose of the underlying securities. The Specialist Manager for each Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.
Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. A Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a portfolio subject to a repurchase agreement as being owned by that portfolio or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and a portfolio has not perfected a security interest in the security acquired, that portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, a portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a portfolio has outstanding repurchase agreements, a portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. Each of the Portfolios may purchase commercial paper for temporary purposes; The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and the Income Portfolios may acquire these instruments as described in the Prospectuses. Each Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a portfolio and an issuer, and are not normally traded in a secondary market. A portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.
BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. government.
VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of a Portfolio’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.
Variable rate instruments are generally not rated by nationally recognized ratings organizations. The appropriate Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Portfolio’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio’s investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.
The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults or during periods in which a portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.
SECURITIES LENDING. Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. The

Portfolios pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. Cash collateral received by a Portfolio in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Portfolio bears the risk of such investments.
OTHER FIXED INCOME SECURITIES AND STRATEGIES.
HIGH YIELD SECURITIES AND SECURITIES OF DISTRESSED COMPANIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The Fixed Income Opportunity Portfolio invests primarily in such securities. The Real Estate Securities Portfolio and The Core Fixed Income Portfolio may also invest in such securities according to each Portfolio’s Prospectus. High yield securities and securities of distressed companies generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. While any investment carries some risk, certain risks associated with high yield securities and debt securities of distressed companies which are different than those for investment grade are as follows:
1.	The market for high risk, high yield securities and debt securities of distressed companies may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Portfolio to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

2.	Market prices for high risk, high yield securities and debt securities of distressed companies may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities and debt securities of distressed companies may move independently of interest rates and the overall bond market.

3.	The market for high risk, high yield and distressed company securities may be adversely affected by legislative and regulatory developments.

4.	The risk of loss through default is greater for high yield fixed income securities and securities of distressed companies than for investment grade debt because the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates.
Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a portfolio’s net asset value per share.
In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for high yield and distressed company securities (resulting in a greater number of bond defaults) and the value of such securities held by a portfolio. Current laws, such as those requiring federally insured savings and loan associations to remove investments in such lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.
The economy and interest rates may affect high yield securities and debt securities of distressed companies differently than other securities. For example, the prices of such securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.
Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment. If an issuer of a security held by a portfolio defaults, that portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of high yield securities and debt securities of distressed companies as well as the Portfolio’s net asset value. In general, both the prices and yields of such securities will fluctuate.
In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a portfolio’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities and distressed company held by a portfolio, especially in a thinly traded market. Illiquid or restricted securities held by a portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.
The ratings of Moody’s, S&P and Fitch evaluate the safety of a lower rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Specialist Managers perform their own analysis of the issuers of high yield securities and debt securities of distressed companies purchased by a Portfolio. Because of this, a Portfolio’s performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.
The Specialist Managers continuously monitor the issuers of high yield securities and debt securities of distressed companies held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.
CUSTODIAL RECEIPTS. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.
WHEN-ISSUED SECURITIES. When-issued transactions involve a commitment to purchase at a predetermined price or yield in which delivery takes place after the customary settlement period for that type of security. Fixed income securities may be purchased on a “when-issued” basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by an Equity Portfolio as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.
A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss. To the extent permitted by applicable law, there is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

INDEBTEDNESS, LOAN PARTICIPATIONS AND ASSIGNMENTS. Certain Portfolio may purchase indebtedness and participations in commercial loans. Loan Participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing indebtedness and Loan Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling indebtedness or a Loan Participation, a portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire indebtedness and Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager to be creditworthy. When a Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower.
A Portfolio may have difficulty disposing of Indebtedness, Assignments and Loan Participations. Since the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. Further, restrictions in the underlying credit agreement could limit the number of eligible purchasers. The lack of a highly liquid secondary market and restrictions in the underlying credit agreement may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In valuing a Loan Participation or Assignment held by a Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Portfolio’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available prices in the market for similar loans; and (iv) currently available prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. The secondary market for loan participations is limited and any such participation purchased by Specialist Manager may be regarded as illiquid.
Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.
Certain Fees Paid to the Portfolios. In the process of buying, selling and holding Senior Loans, the Portfolios may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Portfolios buy a Senior Loan they may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Portfolios may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Portfolios may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by the Portfolios may include amendment fees.
Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with all or a portion of any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as loosening a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on or direct the seller of the Participation to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.
Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Portfolios will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolios its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Portfolios have direct recourse against the borrower, the Portfolios will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The Agent of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the holders of the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolios will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolios and the other Loan Investors pursuant to the applicable Loan Agreement.
A financial institution’s appointment as Agent may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Portfolios were determined to be subject to the claims of the Agent’s general creditors, the Portfolios might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.
Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among other factors. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolios derive interest income will be reduced. However, the Portfolios may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Portfolios’ performance because the Portfolios should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on the Portfolios’ yield.
Other Information Regarding Senior Loans. Certain Portfolios may purchase and retain a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolios may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Portfolio will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for that Portfolio.
Certain Portfolios may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. the Portfolios may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
Certain Portfolios will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Portfolios may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan.
If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Portfolios’ security interest in the loan collateral or subordinate the Portfolios’ rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect the Portfolios’ performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolios or a “preference claim” that a pre-petition creditor received a greater recovery on an existing debt than it would have in a liquidation situation. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolios’ security interest in loan collateral. If the Portfolios’ security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, the Portfolios would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolios could also have to refund interest (see the prospectus for additional information).
Certain Portfolios may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Portfolios’ purchase of a Senior Loan. The Portfolios may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Specialist Manager, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolios investment policies.
Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.
TRADE CLAIMS. Certain Portfolios may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.
STRUCTURED PRODUCTS. One common type of security is a “structured” product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.
Structured products include instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract.

Structured Notes. Structured notes are derivative instruments, the interest rate or principal of which is determined by reference to changes in value of a specific security, reference rate, or index. Indexed securities, similar to structured notes, are typically, but not always, debt securities whose value a maturity or coupon rate is determined by reference to other securities. The performance of a structured note or indexed security is based upon the performance of the underlying instrument.
The terms of a structured note may provide that, in certain circumstances, no principal is due on maturity and, therefore, may result in loss of investment. Structured notes may be indexed positively or negatively to the performance of the underlying instrument such that the appreciation or deprecation of the underlying instrument will have a similar effect on the value of the structured note at maturity or of any coupon payment. In addition, changes in the interest rate and value of the principal at maturity may be fixed at a specific multiple of the change in value of the underlying instrument, making the value of the structured note more volatile than the underlying instrument. Further, structured notes may be less liquid and more difficult to price accurately than less complex securities or traditional debt securities.
Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive as an investor in the trust. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Commodity-Linked Notes. The Commodity Returns Strategy Portfolio may invest in commodity linked notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Portfolio will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.
ZERO COUPON SECURITIES. Zero coupon securities are debt securities that make no coupon payment but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of a Portfolio’s limitation on investments in illiquid securities.
TREASURY INFLATION PROTECTED SECURITIES (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments that provide a ‘real rate of return’ by adjusting interest and principal payments for the impact of inflation. This periodic inflation adjustment of U.S. inflation-indexed securities is tied to the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics. CPI measures the change in the cost of a fixed basket of consumer goods and services, such as transportation, food, and housing. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES AND PRIVATE PLACEMENTS. The Portfolios may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “accredited investors” under Regulation D under the 1933 Act (“Reg. D Securities” or “Private Placements”) or “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a portfolio’s limitation on the purchase of illiquid securities, unless a portfolio’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Portfolio in Rule 144A Securities. The Trust’s Board of Trustees may adopt guidelines and delegate to the Specialist Managers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.
Non-publicly traded securities (including Reg. D and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Portfolio. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Portfolio’s investments in illiquid securities are subject to the risk that should a portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the portfolio’s net assets could be adversely affected.
ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Portfolio’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Portfolio may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Trust’s Board of Trustees, the Specialist Manager determines the liquidity of a Portfolio’s investments. In determining the liquidity of a Portfolio’s investments, the Specialist Manager may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.
Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
CONVERTIBLE SECURITIES. Each Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.
A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer, A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e. strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to the point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective,
A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Specialist Manager believes that such a combination may better achieve a Portfolio’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Portfolio may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
A Portfolio also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Portfolio in turn assumes credit risk associated with the convertible note.
BANK CAPITAL SECURITIES. The Portfolios may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.
TRUST PREFERRED SECURITIES. The Portfolios may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Portfolio, to sell their holdings. In identifying the risks of the trust preferred securities, the Specialist Manager will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Portfolio.
FOREIGN INVESTMENTS.
FOREIGN SECURITIES AND FOREIGN GOVERNMENT SECURITIES. American Depositary Receipts (“ADRs”) are dollar-denominated receipts generally issued in registered form by domestic banks that represent the deposit with the bank of a security of a foreign issuer. ADRs, which are publicly traded on U.S. exchanges and in the over-the-counter markets. Generally, they are issued in registered form, denominate in U.S. dollars, and designed for use in the U.S. securities markets. The Equity and Institutional Equity Portfolios are permitted to invest in ADRs. Additionally, these portfolios may invest in European Depositary Receipts (“EDRs”) and

Global Depositary Receipts (“GDRs”). EDRs are similar to ADRs but are issued and traded in Europe. Both EDRs and GDRs may be issued in bearer form and denominated in currencies other than U.S. dollars, and are generally designed for use in securities markets outside the U.S. For purposes of the Trust’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR or GDR programs may be sponsored or unsponsored. The depositary receipts are securities that demonstrate ownership interests in a security or pool of securities that have been placed with a ‘depository.’ These depositary receipts may be sponsored or unsponsored. Depositary receipts may or may not be denominated in the same currency as the underlying securities. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs, EDRs or GDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs, EDRs or GDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result. For other depositary receipts, the depository may be foreign or a U.S. entity, and the underlying securities may have a foreign or U.S. issuer.
The foreign government securities in which certain Portfolios may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt securities of supranational entities. Such securities may be denominated in other currencies. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies. A Portfolio may invest in foreign government securities in the form of ADRs as described above.
The Real Estate Securities Portfolio may invest without limit in equity securities of non-U.S. real estate companies, or sponsored and unsponsored depositary receipts for such securities.
CURRENCY RELATED INSTRUMENTS. As indicated in the Prospectuses, certain Portfolios may use forward foreign currency exchange contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. Certain Portfolios may, consistent with their respective investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which each is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by each are denominated. The following discussion sets forth certain information relating to forward currency contracts and other currency related instruments, together with the risks that may be associated with their use. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
ABOUT CURRENCY TRANSACTIONS AND HEDGING. Certain Portfolios are authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.
FOREIGN CURRENCY OPTIONS AND RELATED RISKS. Certain Portfolios may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. To the extent indicated in the Prospectuses, the Portfolios may use forward contracts to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The International Equity, Institutional International Equity, Institutional Value Equity, Institutional Growth Equity, Commodity Returns Strategy, Fixed Income Opportunity and Emerging Markets Portfolios may also use forward contracts in connection with specific transactions. In addition, they may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio’s exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio’s exposure to foreign currency fluctuations from one country to another. For example, when the Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging.”
The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. A portfolio may enter into forward contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the portfolio to deliver an amount of foreign currency in excess of the value of the portfolio’s securities and other assets denominated in that currency; or (2) the portfolio maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the portfolio’s securities denominated in such currency, equals or exceeds the value of such contracts.
At or before the maturity date of a forward contract that requires the portfolio to sell a currency, the portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the portfolio may close out a forward contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, a Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to a portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
Although the Portfolios value their assets daily in terms of U.S. dollars, no Portfolio intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.
HEDGING INSTRUMENTS AND OTHER DERIVATIVES.
OPTIONS. To the extent indicated in the Prospectuses, the Portfolios may, consistent with their investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. A Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. With the exception of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Commodity Returns Strategy Portfolio and The Fixed Income Opportunity Portfolio, options may be used only for the purpose of reducing investment risk or to gain market exposure pending investment. The Portfolios mentioned above may invest in options as disclosed in their Prospectus. The Portfolios may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such options may be traded on an exchange or in the over-the-counter (“OTC”) markets. OTC options are subject to greater credit and liquidity risk. See “Additional Risk Factors of OTC Options.” The following discussion sets forth certain information relating to the types of options that the Portfolios may use, together with the risks that may be associated with their use.
ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash.
OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.
Put options may be purchased in order to hedge against a decline in market value of a security held by the purchasing Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the purchasing portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the purchasing portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.
OPTION WRITING. Call options may be written (sold) by the Portfolios. Generally, calls will be written only when, in the opinion of a Portfolio’s Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.
Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Portfolio’s Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the portfolio that sold the put will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Portfolio that has written (sold) the option is obligated as the writer of a call option, it will (1)

own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio that has written (sold) the put option will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.
OPTIONS ON SECURITIES INDICES. Options on securities indices may be used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio to be hedged. Options on stock indices are settled exclusively in cash.
RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.
Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.
To the extent that a Portfolio writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Portfolio has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Portfolio were unable to close out such a call option, the Portfolio would not be able to sell the underlying security unless the option expired without exercise.
ADDITIONAL RISK FACTORS OF OTC OPTIONS. Certain instruments traded in OTC markets, including indexed securities and OTC options, involve significant liquidity and credit risks. The absence of liquidity may make it difficult or impossible for a Portfolio to sell such instruments promptly at an acceptable price. In addition, lack of liquidity may also make it more difficult to the Portfolio to ascertain a market value for the instrument. A Portfolio will only acquire an illiquid OTC instrument if the agreement with the counterparty contains a formula price at which the contract can be sold or terminated or if on each business day, the Specialist Manager anticipates that at least one dealer quote is available.
Instruments traded in OTC markets are not guaranteed by an exchange or clearing organization and generally do not require payment of margin. To the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Portfolio will attempt to minimize these risks by engaging in transactions with counterparties who have significant capital or who have provided the Portfolio with a third party guarantee or credit enhancement.
FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectuses, the Portfolios may use futures contracts and options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolios may use, together with the risks that may be associated with their use. As part of their investment strategies, a portion of each of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Commodity Returns Strategy Portfolio and The Fixed Income Opportunity Portfolio will invest directly in futures contracts and options on futures contracts to attempt to achieve each Portfolio’s investment objective without investing directly in the securities included in the underlying index.
ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.
STOCK INDEX FUTURES CONTRACTS. A Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.
FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.
OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by the portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.
RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.
The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Portfolio will be correct.
MARGIN AND SEGREGATION REQUIREMENTS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by a Portfolio, that Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.
With the exception of The Institutional Value Equity and Institutional Growth Equity Portfolio, a Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Portfolio’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
When purchasing a futures contract, a portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the portfolio. When selling a futures contract, a portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
When selling a call option on a futures contract, a portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the portfolio.
When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.
SWAP AGREEMENTS. A Portfolio may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.
ABOUT SWAP AGREEMENTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.
The Commodity Returns Strategy Portfolio may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.
The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Portfolio’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Portfolio’s illiquid investment limitations. A Portfolio will not enter into any swap agreement unless the Specialist Manager believes that the other party to the transaction is creditworthy. A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Portfolio will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Portfolio on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Portfolio on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to a swap agreement defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Portfolio’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Portfolios and their respective Specialist Manager(s) believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio’s borrowing restrictions. For purposes of each of the Portfolio’s requirements under Rule 12d3-1 (where, for example, a Portfolio is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”) and Section 5b-1 where, for example, a diversified Portfolio is prohibited from owning more than 5% of its total assets in any one issuer with respect to 75% of a Portfolio’s total assets, the mark-to-market value will be used to measure the Portfolio’s counterparty exposure. In addition, the mark-to-market value will be used to measure the Portfolio’s issuer exposure for purposes of Section 5b-1.
A Portfolio may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Portfolio or to effect investment transactions consistent with the Portfolio’s investment objective and strategies. Index swaps tend to have a maturity of one year. There is not a well-developed secondary market for index swaps. Many index swaps are considered to be illiquid because the counterparty will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). A Portfolio may therefore treat all swaps as subject to their limitation on illiquid investments. For purposes of calculating these percentage limitations, a Portfolio will refer to the notional amount of the swap.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Specialist Manager, under the supervision of the Board of Trustees and the Adviser, is responsible for determining and monitoring the liquidity of Portfolio transactions in swap agreements.
Pursuant to an exemption under Rule 4.5(a)(i) of the Commodity Exchange Act (“CEA”) the Trust continues to rely on an exclusion from the definition of “commodity pool operator” under the CEA and, therefore, is not subject to registration or regulation as a pool operator under the CEA. The Trust has filed the appropriate documentation with the National Futures Association pursuant to this exemption.
Synthetic Equity Swaps. Certain Portfolios may also enter into synthetic equity swaps, in which one party to the contract agrees to pay the other party the total return earned or realized on a particular “notional amount” of value of an underlying equity security including any dividends distributed by the underlying security. The other party to the contract makes regular payments, typically at a fixed rate or at a floating rate based on LIBOR or other variable interest rated based on the notional amount. The notional amount is not invested in the reference security. Similar to currency swaps, synthetic equity swaps are generally entered into on a net basis, which means the two payment streams are netted out and the Portfolio will either pay or receive the net amount. The Portfolio will enter into a synthetic equity swap instead of purchasing the reference security when the synthetic equity swap provides a more efficient or less expensive way of gaining exposure to a security compared with a direct investment in the security.
OTHER HEDGING INSTRUMENTS. Generally, a Portfolio’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Act are met, however, investments in excess of these limitations may be made. Certain of the Portfolios may make such investments, some of which are described below.
The Portfolios may invest in exchange-traded funds (“ETFs”) as part of each portfolio’s overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolios invest and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies is consistent with the investment policies and restrictions adopted by the Portfolios. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same Management Risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.
Among the ETFs in which the Portfolios may invest are Standard & Poor’s Depositary Receipts (“SPDRs”) and iShares®. SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities. The Portfolios may invest in iShares in excess of the statutory limits in reliance on an exemptive order issued to that entity, provided that certain conditions are met.
COMMODITY-LINKED DERIVATIVES. The Commodity Returns Strategy Portfolio may invest in instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices such as “commodity-linked” or “index-linked” notes. These instruments are sometimes referred to as “structured notes” because the terms of the instrument may be structured by the issuer of the note and the purchaser of the note, such as the Portfolio.
The values of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices, but a particular note has many features of a debt obligation. These notes also are subject to credit and interest rate risks that in general affect the value of debt securities. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest rate payments.
Structured notes may involve leverage, meaning that the value of the instrument will be calculated as a multiple of the upward or downward price movement of the underlying commodity future or index. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the Portfolio’s commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions.
Commodity-linked notes may be issued by US and foreign banks, brokerage firms, insurance companies and other corporations. These notes, in addition to fluctuating in response to changes in the underlying commodity assets, these notes will be subject to credit and interest rate risks that typically affect debt securities.
The commodity-linked instruments may be wholly principal protected, partially principal protected or offer no principal protection. With a wholly principal protected instrument, the Portfolio will receive at maturity the greater of the par value of the note or the increase in value of the underlying index. Partially protected instruments may suffer some loss of principal up to a specified limit if the underlying index declines in value during the term of the instrument. For instruments without principal protection, there is a risk that the instrument could lose all of its value if the index declines sufficiently. The Specialist Managers’ decisions on whether and to what extent to use principal protection depend in part on the cost of the protection. In addition, the ability of the Portfolio to take advantage of any protection feature depends on the creditworthiness of the issuer of the instrument.

Commodity-linked derivatives are generally hybrid instruments which are excluded from regulation under the CEA and the rules thereunder, so that the Portfolio will not be considered a “commodity pool.” Additionally, from time to time the Portfolio may invest in other hybrid instruments that do not qualify for exemption from regulation under the CEA.
LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.
NON-DIVERSIFICATION. The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio are classified as non-diversified investment portfolios under the 1940 Act. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in these Portfolios, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolios. Any economic, political, or regulatory developments affecting the value of the securities in the Portfolios will have a greater impact on the total value of the Portfolios than would be the case if the Portfolios were diversified among more issuers. The Portfolios intend to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). This undertaking requires that at the end of each quarter of the Portfolios’ taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.
INDEX INVESTING
A portion of the assets of certain Portfolios may at times be committed to investing assets in a manner that replicates the composition of an appropriate benchmark index. At times, subsets of these indices may also be used as a basis for selecting securities for such a portion of a Portfolio. This passive investment style would differ from the active management investment techniques used with respect to the Portfolios’ other assets. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index.
INVESTMENT RESTRICTIONS
In addition to the investment objectives and policies of the Portfolios, each Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 though 11) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio’s outstanding voting securities as defined in the Investment Company Act.
A PORTFOLIO MAY NOT:
1.	With the exception of The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, no portfolio may purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio’s assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2.	Borrow money, except that a Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).
3.	Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Portfolio’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectuses.
4.	Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts, forward contracts and similar derivative financial instruments described in the Trust’s Prospectuses shall not constitute issuance of a senior security.
5.	Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.
6.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.
7.	With the exception of the Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.
8.	With respect to The Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, except to the extent the Portfolio may do so as described in the Portfolio’s Prospectus and Statement of Additional Information and provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.
9.	Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Portfolio’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectuses.
10.	With the exception of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, no Portfolio may invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.
11.	With respect to The Intermediate Term Municipal Bond Portfolio, invest, under normal circumstances, less than 80% of its net assets in Municipal Securities.
The following investment restrictions (12 through 16) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.
12.	A Portfolio may not make short sales of securities, maintain a short position, or purchase securities on margin, provided that this restriction shall not preclude the Trust from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by a Portfolio of options, futures contracts and similar derivative financial instruments in the manner described in the Trust’s Prospectuses. For the purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.
13.	A Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act.

14.	Assets of any Portfolio that are allocated to a passive index strategy shall be invested in a manner that replicates the performance of the benchmark index assigned to that Portfolio, provided that derivative instruments may be used in order to gain market exposure pending investment in accordance with such strategy, and provided further that adherence to such passive index strategy shall not require the acquisition of any security if such acquisition would result in a violation of any investment restriction to which the Portfolio is otherwise subject or any provision of the Investment Company Act or rule promulgated thereunder.
15.	A Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).
16.	The Portfolios listed below have non-fundamental investment policies obligating such a Portfolio to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Portfolio’s name. For purposes of such an investment policy, “assets” includes the Portfolio’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with at least 60 days’ notice of any intended change. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.
a.	The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio will each invest at least 80% of its assets in equity securities.
b.	The Small Capitalization Equity Portfolio will invest at least 80% of its assets in equity securities of small capitalization issuers, as defined in the Trust’s Prospectuses.
c.	The Real Estate Securities Portfolio will invest at least 80% of its assets in equity and debt securities issued by U.S. and non-U.S. real estate-related companies, as defined in the Trust’s Prospectus.
d.	The International Equity Portfolio will invest at least 80% of its assets in equity securities of issuers located in at least three countries other than the United States.
e.	The Emerging Markets Portfolio will, under normal market conditions, invest at least 80% of its assets in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market.
f.	The Institutional Small Capitalization Equity Portfolio will invest at least 80% of its assets in equity securities of small capitalization issuers, as defined in the Trust’s Prospectuses.
g.	The Institutional International Equity Portfolio will invest at least 80% of its assets in equity securities of issuers located in at least three countries other than the United States.
h.	The Core Fixed Income Portfolio will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies, or deemed of comparable quality.
i.	The Fixed Income Opportunity Portfolio will invest at least 80% of its assets in fixed income securities and at least 50% of its assets in those fixed income securities (sometimes referred to as “junk bonds”) that, at the time of purchase, are rated below the fourth highest category assigned by one of the major independent rating agencies, or of comparable quality.
j.	The Short-Term Municipal Bond Portfolio will invest at least 80% of its assets in municipal bonds.
k.	The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio will each invest at least 80% of their respective assets in intermediate-term fixed income securities the interest on which is exempt from regular Federal income tax.
l.	The Commodity Returns Strategy Portfolio will invest at least 80% of its assets in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments and other similar instruments. As of September 25, 2011, this non-fundament investment restriction will no longer apply to The Commodity Returns Strategy Portfolio.

m.	The U.S. Government Fixed Income Securities Portfolio will each invest at least 80% of its assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.
n.	The U.S. Corporate Fixed Income Securities Portfolio will invest at least 80% of its assets in fixed income securities issued by U.S. corporations.
o.	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio will invest at least 80% of its assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities.
An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken. In order to permit the sale of its shares in certain states, the Trust may make commitments more restrictive than those described above. Should the Trust determine that any such commitment may no longer be appropriate, the Board will consider whether to revoke the commitment and terminate sales of its shares in the state involved.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust’s shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust’s shareholders. Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust’s shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio’s net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Trust’s portfolio securities at the time of redemption or repurchase.
PORTFOLIO TRANSACTIONS AND VALUATION
PORTFOLIO TRANSACTIONS. Subject to the general supervision of the Board, the Specialist Managers of the respective Portfolios are responsible for placing orders for securities transactions for each of the Portfolios. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, a Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Specialist Managers may, however, consistent with the interests of the Portfolios they serve, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, a Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. The table below reflects the aggregate dollar amount of brokerage commissions paid by each of the Portfolios of the Trust during the fiscal years indicated (amounts in thousands).

	YEAR ENDED	YEAR ENDED	YEAR ENDED
PORTFOLIO	June 30, 2011	June 30, 2009	June 30, 2008
The Value Equity Portfolio	$461	$483	$1,304
The Institutional Value Equity Portfolio	$734	$622	$645 (b)
The Growth Equity Portfolio	$474	$568	$975
The Institutional Growth Equity Portfolio	$697	$593	$396 (c)
The Small Capitalization Equity Portfolio	$162	$767	$885
The Institutional Small Capitalization Equity Portfolio	$304	$688	$417 (d)
The Real Estate Securities Portfolio	$342	$228	$21 (a)
The Commodity Returns Strategy Portfolio	$375	$41(e)	*
The International Equity Portfolio	$1,330	$1,785	$2,488
The Institutional International Equity Portfolio	$2,166	$1,017 (f)	*
The Emerging Markets Portfolio	$879	$580 (g)	*
The Core Fixed Income Portfolio	$77	$113	$21
The Fixed Income Opportunity Portfolio	$2	$0	$0
The U.S. Government Fixed Income Securities Portfolio	$0(h)	*	*
The U.S. Corporate Fixed Income Securities Portfolio	$0(h)	*	*
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$1(h)	*	*
The Short-Term Municipal Bond Portfolio	$0	$0	$0
The Intermediate Term Municipal Bond Portfolio	$0	$0	$0
The Intermediate Term Municipal Bond II Portfolio	$0(i)	*	*

*	The applicable Portfolios were not operational during these periods.

(a)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.

(b)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.

(c)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.

(d)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.

(e)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.

(f)	Not Annualized for the Period November 20, 2009 (commencement of operations) through June 30, 2010.

(g)	Not Annualized for the Period December 10, 2009 (commencement of operations) through June 30, 2010.

(h)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.

(i)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.
The Trust has adopted procedures pursuant to which each Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. Several of the Trust’s Specialist Managers are affiliated with brokerage firms to which brokerage transactions may, from time to time, be allocated.
The following table reflects the aggregate dollar amount of brokerage commissions paid by each of the Equity and Institutional Equity Portfolios to any broker/dealer with which such Portfolio may be deemed to be an affiliate during the Trust’s last three fiscal years. Information shown is expressed both as a percentage of the total amount of commission dollars paid by each Portfolio and as a percentage of the total value of all brokerage transactions effected on behalf of each Portfolio. “NA” indicates that during the relevant period, the indicated broker was not considered an affiliate of the specified Portfolio. None of the Income Portfolios paid any brokerage commissions during the relevant periods.

	VALUE EQUITY			GROWTH EQUITY
	2011	2010	2009	2011	2010	2009
State Street
Commissions paid ($)	$266	$367	$124,497	$586	$365	$36,131
% of commissions	0.06%	0.08%	9.54%	0.12%	0.06%	3.70%
% of transactions	0.09%	0.09%	9.50%	0.19%	0.04%	4.10%

	VALUE EQUITY			GROWTH EQUITY
	2011	2010	2009	2011	2010	2009
Wachovia
Commissions paid ($)	N/A	$0	$940	N/A	$0	N/A
% of commissions	N/A	0%	0.07%	N/A	0%	N/A
% of transactions	N/A	0%	0.02%	N/A	0%	N/A

	INSTITUTIONAL VALUE			INSTITUTIONAL
	EQUITY			GROWTH EQUITY
	2011	2010	2009	2011	2010	2009
State Street
Commissions paid ($)	$491	$456	$103,214	$998	$317	$3,500
% of commissions	0.07%	0.07%	16.01%	0.14%	0.05%	0.88%
% of transactions	0.05%	0.06%	12.80%	0.09%	0.02%	0.51%

	INSTITUTIONAL VALUE			INSTITUTIONAL GROWTH
	EQUITY			EQUITY
	2011	2010	2009	2011	2010	2009
Wachovia
Commissions paid ($)	N/A	$120	$784	N/A	$0	N/A
% of commissions	N/A	0.02%	0.12%	N/A	0%	N/A
% of transactions	N/A	0.01%	0.04%	N/A	0%	N/A
In no instance will portfolio securities be purchased from or sold to Specialist Managers, the Adviser or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.
PORTFOLIO TURNOVER. Changes may be made in the holdings of any of the Portfolios consistent with their respective investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio involved. With the exception of The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, it is not anticipated that the annual portfolio turnover rate for a Portfolio will exceed 100% under normal circumstances. The Core Fixed Income Portfolio has historically had significant portfolio turnover (e.g., over 150%/year), and it is anticipated that such portfolio turnover will continue in the future. A high rate of Portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.
Portfolios may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase a Portfolio’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for a Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Portfolio’s securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for each of the Portfolios that has more than one Specialist Manager will be an aggregate of the rates for each individually managed portion of that Portfolio. Rates for each portion, however, may vary significantly. The portfolio turnover rates for each of the Trust’s Portfolios during the last three fiscal years are set forth in the following table.

	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED	ENDED
PORTFOLIO	June 30, 2011	June 30, 2010	June 30, 2009
The Value Equity Portfolio	72.04%	77.68%	139.39%
The Institutional Value Equity Portfolio	97.05%	107.30%	129.30% (b)
The Growth Equity Portfolio	49.14%	51.80%	72.93%
The Institutional Growth Equity Portfolio	85.12%	85.24%	66.73% (c)
The Small Capitalization Equity Portfolio	51.76%	101.53%	99.01%
The Institutional Small Capitalization Equity Portfolio	100.93%	156.96%	71.46% (d)
The Real Estate Securities Portfolio	79.82%	45.39%	4.41% (a)
The Commodity Returns Strategy Portfolio	79.60%	3.26%(e)	*
The International Equity Portfolio	49.11%	74.59%	70.27%
The Institutional International Equity Portfolio	54.67%	24.84%(f)	*
The Emerging Markets Portfolio	61.56%	44.29%(g)	*
The Core Fixed Income Portfolio	684.04%	511.41%	221.65%
The Fixed Income Opportunity Portfolio	157.18%	126.93%	100.90%
The U.S. Government Fixed Income Securities Portfolio	73.52%(h)	*	*
The U.S. Corporate Fixed Income Securities Portfolio	127.65%(h)	*	*
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	10.64%(h)	*	*
The Short-Term Municipal Bond Portfolio	19.68%	25.70%	18.99%
The Intermediate Term Municipal Bond Portfolio	21.78%	36.62%	23.80%
The Intermediate Term Municipal Bond II Portfolio	2.81%(i)	*	*

*	The applicable Portfolios were not operational during these periods.

(a)	Not Annualized for the Period May 21, 2009 (commencement of operations) through June 30, 2009.

(b)	Not Annualized for the Period July 18, 2008 (commencement of operations) through June 30, 2009.

(c)	Not Annualized for the Period August 8, 2008 (commencement of operations) through June 30, 2009.

(d)	Not Annualized for the Period August 15, 2008 (commencement of operations) through June 30, 2009.

(e)	Not Annualized for the Period June 8, 2010 (commencement of operations) through June 30, 2010.

(f)	Not Annualized for the Period November 20, 2009 (commencement of operations) through June 30, 2010.

(g)	Not Annualized for the Period December 10, 2009 (commencement of operations) through June 30, 2010.

(h)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.

(i)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.
VALUATION. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.
In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board shall determine in good faith to reflect the security’s fair value. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange, the security is valued at the mean of the bid and asking price. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust’s Portfolios is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.
When the closing price of a foreign security is not an accurate representation of value as a result of events that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Portfolios’ net asset value per share is calculated (a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.
PORTFOLIO HOLDINGS. The Trust may provide information regarding the portfolio holdings of the various Portfolios to its service providers where relevant to duties to be performed for the Portfolios. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to a Specialist Manager, provided that the service is related to the investment advisory services that the Specialist Manager provides to the Portfolios. Neither the Trust nor any service provider to the Trust may disclose material information about the Portfolios’ holdings to other third parties except that information about portfolio holdings may be made available to such third parties provided that the information has become public information by the filing of an annual or semi-annual report or Form N-Q by the Portfolios. In no event shall such information be disclosed for compensation.
ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS
Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the various Portfolios. All of the portfolio managers are employees of the indicated Specialist Manager and not of the Adviser.
As noted in the Prospectuses, investment in the HC Strategic Shares of the Trust is currently limited to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services. Unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio of the Trust for which they are responsible.
The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of June 30, 2011, unless otherwise noted.
It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.
AllianceBernstein L.P. (“AllianceBernstein”) AllianceBernstein serves as a Specialist Manager for The Value Equity and Institutional Value Equity Portfolios. AllianceBernstein L.P. is 63% owned by AXA Financial, Inc., a wholly-owned subsidiary of AXA, a global financial services organization, and 32.7% owned by the public (including former employees), with the remainder held by the Firm’s directors, officers and employees. The address of AllianceBernstein L.P. is 1345 Avenue of the Americas, New York, NY, 10105, and the address of its parent company, AXA Financial, Inc., is 25 Avenue Matignon, 75008 Paris, France. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to AllianceBernstein. Messrs. Paul and Powell provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

OTHER ACCOUNTS MANAGED — VALUE EQUITY PORTFOLIO

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Gerry Paul	138	$22,11 billion	229	$9.66 billion	32,614	$49.65 billion
Greg Powell	138	$22,11 billion	229	$9.66 billion	32,614	$49.65 billion
OTHER ACCOUNTS MANAGED — INSTITUTIONAL VALUE EQUITY PORTFOLIO

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Gerry Paul	138	$22,05 billion	229	$9.66 billion	32,614	$$49.65 billion
Greg Powell	138	$22,05 billion	229	$9.66 billion	32,614	$$49.65 billion
OTHER ACCOUNTS MANAGED — OF TOTALS LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Gerry Paul	3	$6.73 billion	5	$409 million	24	$2.22 billion
Greg Powell	3	$6.73 billion	5	$409 million	24	$2.22 billion
CONFLICTS OF INTEREST. AllianceBernstein, as an Investment Adviser registered with the SEC, and as a fiduciary to its various clients, has adopted several specific statements of policy and procedure designed to reduce or eliminate potential conflicts of interest that may arise from time to time. These policies apply to all AllianceBernstein employees.
Accordingly, AllianceBernstein has designated Mark Anderson as our Conflicts Officer. Identifying conflicts of interest, both actual and potential, is an ongoing process. He is also a member of the Conflicts Committee, which is comprised of senior members of the Legal and Compliance Department. The Conflicts Committee confers about various conflicts at the firm and in our industry, advising on policies and procedures where relevant and maintaining a list of conflicts. These policies are constructed and implemented by the Legal and Compliance Department in coordination with the relevant business areas. We also disclose other regulatory conflicts in our Form ADV Part II and our Compliance Manual.
Furthermore, AllianceBernstein has adopted a Code of Business Conduct and Ethics regarding personal investing of its employees and Statements on Ethics covering various conflicts including outside business affiliations, transactions with family members and related parties, receipt of and giving of gifts and entertainment and proxy voting. These policy statements are distributed and acknowledged by employees no less frequently than annually and are delivered to all new employees upon hire.
In addition to various trading restrictions, and the requirement that AllianceBernstein employees maintain their personal brokerage accounts with one of three designated brokerage firms, employees of AllianceBernstein and its subsidiaries are required to pre-clear all personal securities transactions and to report each transaction to AllianceBernstein’s Compliance personnel. All employees of AllianceBernstein are forbidden to trade, either personally or on behalf of others, on material nonpublic information or communicating material nonpublic information to others in violation of the law.
COMPENSATION. We recruit and retain outstanding individuals both by offering attractive financial incentives and by providing a highly stimulating work environment characterized by intellectual challenge, variety and a high level of personal independence within the framework of a clear and disciplined investment process. We keep the effectiveness of our compensation and incentives under constant review.

Compensation is typically paid in the form of base salary and a performance bonus. A portion of the bonus is deferred. The mix of different elements varies from person to person, with the element of deferred compensation typically more significant for more senior members of the firm. We aim to pay compensation which is highly competitive within the industry. Equity incentives are not generally offered.
Bonuses are based on evaluation of our investment professionals using a range of criteria that is not formulaic. Analysts, for example, are assessed on the basis of a ranking by Chief Investment Officers and Directors of Research from around the world. Their evaluation is based on factors including the contribution made by the analyst to alpha, their breadth and depth of research knowledge, and their attention to issues that can drive the performance of the stocks that they follow. Portfolio managers are assessed by the Chief Investment Officers to whom they report on their involvement in the research process and in other aspects of portfolio management; their success in establishing and maintaining client relationships and their contribution to team effectiveness.
The results of this evaluation help determine annual compensation, but individual elements of compensation are not mechanically determined. This balanced approach to appraisal and compensation helps to maintain the integrity of our investment approach by ensuring, for example, that investment professionals are not tempted to chase short-term performance.
Artisan Partners Limited Partnership (“Artisan Partners”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Mr. Mark L. Yockey, a managing director of Artisan Partners, is responsible for making day-to-day investment decisions for those portions of these Portfolios allocated to Artisan Partners. Mr. Yockey also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Mark L. Yockey	6	$11.2 billion	5	$673 million	21	$6.6 billion

*	None of these accounts has an advisory fee based on performance.
CONFLICTS OF INTEREST. Artisan Partners’ Non-U.S. Growth investment team, led by Mark Yockey as manager, manages portfolios for multiple clients within two investment strategies (Non-U.S. Growth and Non-U.S. Small-Cap Growth) and co-manages a third in the Global Equity strategy. These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of the Portfolios and their shareholders, including:
Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within Artisan Partners’ Non-U.S. Growth strategy, including the Portfolios, are managed similarly, substantially all of the research and portfolio management activities conducted by the Non-U.S. Growth investment team benefit all clients within the strategy. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Partners’ clients as appropriate given the nature of the services provided.
Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. Therefore, client-imposed restrictions placed on one or more client accounts may impact the manner in which Artisan Partners invests on behalf of all of its client accounts. For example, separate account clients in Artisan Partners’ Non-U.S. Growth strategy may prohibit investing in derivatives, while the Portfolios may invest in such securities to a limited extent. Even though the Portfolios may invest in derivatives, Artisan Partners likely would not do so if most of the clients invested in its Non-U.S. Growth strategy could not participate.

To prevent the potentially negative impact that the actions by one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.
Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy including Artisan Partners’ Non-U.S. Growth investment strategy, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Funds, Inc., a registered investment company to which Artisan Partners acts as investment adviser (“Artisan Funds”). Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.
Artisan Partners may allow an employee of the firm to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material nonpublic information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners employee is a director, except that the employee who is the director may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Portfolios if the Artisan Partners employee were not a director.
Management Services Provided to or Business Relationships with the Portfolios’ Service Providers. Artisan Partners may provide separate account management services to, or have other business relationships with, entities that are, or affiliates of which are, service providers to the Portfolios. In every case, the compensation received by Artisan Partners for its advisory services is consistent with the fees received by Artisan Partners from clients that have no relationship with the Portfolios and fees paid by Artisan Partners for services received is the same as or consistent with the fees paid to comparable service providers that have no relationship with the Portfolios.
Allocation of Portfolio Transactions Among Clients. Artisan Partners seeks to treat all of its clients fairly when allocating investment opportunities among clients. Because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for a limited number of client-imposed restrictions and limitations), most orders placed by the firm’s investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The firm’s traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. The trader also strives to use a single broker for execution of a given trade on any given day to manage transaction costs; however, with increasing fragmentation of securities markets and dispersion of sources of liquidity, the trader may use more than one broker. All participating accounts, including the Portfolios, then share (generally pro rata subject to minimum order size requirements) in the aggregated transaction, paying the same price and commission rate.
Because it is generally not known in advance how many shares will be received in most underwritten offerings, including initial public offerings, shares are allocated to client accounts after receipt. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan Partners’ proprietary accounts, which are discussed below, are not permitted to invest in underwritten offerings.
There also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. For example, the capitalization ranges of some strategies overlap or a security may be of interest to both Artisan Partners’ growth and value, or Artisan Partners’ U.S. and Non-U.S. teams. “Same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, the trader works both trades in the market at the same times, subject to the requirements of the written trade processing procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will contact each portfolio manager involved to determine if either portfolio manager wishes to withdraw or modify his or her order. If both orders remain unmodified, the traders may proceed to work those orders in the markets, so long as the traders follow written trade processing procedures,
The procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan Partners and are included in Artisan Partners’ compliance program.
Soft Dollars and Commission Recapture. As an investment adviser, Artisan Partners has an obligation to seek best execution for clients — that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients. Subject to Artisan Partners’ duty to seek best execution, selection of brokers is affected by Artisan Partners’ receipt of research services.
Client commissions are used (i) to acquire third party research, including the eligible portion of certain “mixed use” research products, and (ii) for proprietary research provided by brokers participating in the execution process, including access to the brokers’ traders and analysts, access to conferences and company managements, and the provision of market information.
When Artisan Partners receives research products and services in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to select a particular broker or dealer or electronic communication network (“ECN”) that will provide it with research products or services. However, Artisan Partners chooses those brokers or dealers it believes are best able to provide the best combination of net price and execution in each transaction.
Artisan Partners uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Portfolios, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain governmental clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan Partners pays for such products and services from its own funds).
A number of Artisan Partners’ clients, including the Portfolios, participate in commission recapture arrangements, pursuant to which Artisan Partners is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture brokers subject to Artisan Partners’ duty to seek best execution. Those client directions generally require that Artisan Partners execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture brokers. Artisan Partners tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows into or out of an account). Progress toward those commission recapture goals is monitored on an on-going basis by Artisan Partners. Largely driven by developments in brokerage commission reporting in the U.K. and similar regulatory initiatives in other markets, as well as continued downward pressure on commission rates, most of the largest brokers or dealers have stopped facilitating commission recapture on transactions outside the U.S. As a result, commissions in non-U.S. transactions are rarely able to be recaptured.
Artisan Partners has adopted written procedures with respect to soft dollars and commission recapture, which are included in Artisan Partners’ compliance program.
Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary investments and personal investments by the firm’s employees also may present potential conflicts of interest with Artisan Partners’ clients, including the Portfolios. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Other proprietary or similar accounts that may exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more of those accounts and the accounts of the firm’s clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts, including the proprietary and other accounts. As of June 30, 2011, Artisan Partners did not have any such accounts.
Personal transactions are subject to the Artisan Partners Code of Ethics, which generally provides that employees of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code requires pre-approval of most personal transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement) and generally prohibits Artisan Partners’ employees from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities within sixty days. Certain transactions, including trading of mutual funds for which Artisan acts as adviser or sub-adviser, are excluded from the short-

term trading limitation. Trading in mutual fund shares is excluded from that prohibition because funds typically have their own policies and procedures related to short-term trading activity.
In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Artisan Partners reviews those reports for conflicts, or potential conflicts, with client transactions.
The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.
Proxy Voting. Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting shares of that issuer on behalf of the Portfolios. As described in its proxy voting policy, Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners manages assets for the issuer or an affiliate of the issuer and also recommends that the Portfolios invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds or an employee of Artisan Partners; (iii) Artisan Partners is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan Partners employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan Partners employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners, or an employee of Artisan Partners, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy. Artisan Partners’ proxy voting policy contains procedures that must be followed in the event such relationships are identified in order to avoid or minimize conflicts of interest that otherwise may result in voting proxies for Artisan Partners’ clients, including the Portfolios.
Fees. Like the fees Artisan Partners receives from the Portfolios, the fees Artisan Partners receives as compensation from other clients are typically calculated as a percentage of a client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners’ performance against an agreed upon benchmark), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of June 30, 2011, Artisan Partners had five separate accounts with performance-based fees encompassing all of its investment strategies, though none of those client accounts are managed in Artisan Partners’ Non-U.S. Growth investment strategy. Although Artisan Partners may have an incentive to manage the assets of accounts with performance—based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan Partners’ procedures to manage all clients within a particular strategy similarly regardless of fee structure.
COMPENSATION. An Artisan Partners portfolio manager is compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategy, including the Portfolios. A portfolio manager is not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns the portfolio manager’s interests more closely with the long-term interests of clients. Artisan Partners portfolio managers participate in group life, health, medical reimbursement, and retirement plans that are generally available to all salaried employees of the firm. All senior professionals, including portfolio managers have or are expected to have over a reasonable time limited partnership interests in the firm.
BlackRock Financial Management, Inc. (“BlackRock”) serves as a Specialist Manager for The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. Akiva Dickstein and Matthew Kraeger are responsible for making day-to-day investment decisions for the portion of The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to BlackRock. Akiva Dickstein and Matthew Kraeger also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL
THE CORE FIXED INCOME PORTFOLIO
THE U.S.MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Akiva Dickstein	4	$2.4 billion	22	$6.3 billion	24	$8.1 billion
Matthew Kraeger	2	$1.2 billion	19	$2.2 billion	24	$8.1 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE
THE CORE FIXED INCOME PORTFOLIO
THE U.S.MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Akiva Dickstein	0	$0	4	$3.5 billion	2	$448 million
Matthew Kraeger	0	$0	2	$114.4 million	2	$448 million
POTENTIAL MATERIAL CONFLICTS OF INTEREST. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Funds, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Funds. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Funds by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Weinstein, Marra, Kraeger and Dickstein each manage certain accounts that are subject to performance fees. In addition, Messrs. Weinstein, Kraeger and Dickstein may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

COMPENSATION. BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks include:

Portfolio Manager	Funds Managed	Benchmarks Applicable to Each Manager
Brian Weinstein Matthew Marra	THE CORE FIXED INCOME PORTFOLIO	A combination of market-based indices (e.g., Barclays Capital U.S. Aggregate Bond Index, Barclays Capital Intermediate Government/Credit Index, Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Akiva Dickstein Matthew Kraeger	THE U.S.MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO	A combination of market-based indices (e.g., custom 50% Barclays Capital Mortgage-Backed Securities Index/50% BofA Merrill Lynch 10-Year Treasury Index, Barclays Capital GNMA MBS Index), certain customized indices and certain fund industry peer groups.
Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.
Performance of fixed income funds is measured on both a pre-tax and after-tax basis over various time periods including 1-, 3-, 5- and 10-year periods, as applicable. With respect to the performance of the other listed Index and Multi-Asset Funds, performance is measured on, among other things, a pre-tax basis over various time periods including 1-, 3- and 5-year periods, as applicable.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of annual bonuses in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.
     Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Messrs. Weinstein, Marra and Dickstein have each received long-term incentive awards.

     Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various BlackRock investment options. Messrs. Weinstein, Marra, Kraeger and Dickstein have each participated in the deferred compensation program.
Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.
The Boston Company Asset Management, LLC (“TBCAM”) serves as a Specialist Manager for The Emerging Markets Portfolio. TBCAM is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Kirk Henry and Warren Skillman are responsible for the day-to-day management of the Portfolio. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kirk Henry	15	$5.1 billion	102	$4.4 billion	22	$4.44 billion
Warren Skillman	15	$5.1 billion	102	$4.4 billion	22	$4.44 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kirk Henry	0	$0	0	$0	1	$142 million
Warren Skillman	0	$0	0	$0	1	$142 million
CONFLICTS OF INTEREST. A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent. TBCAM has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at TBCAM.
These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

This disclosure statement is not intended to cover all of the conflicts that exist within TBCAM, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of TBCAM. Further, the Chief Compliance Officer of TBCAM shall maintain a Conflicts Matrix that further defines the conflicts specific to TBCAM.
New Investment Opportunities. A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation. TBCAM has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.
Compensation. A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if TBCAM receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager’s compensation.
Portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation (annual and long term retention incentive awards). Funding for the TBCAM Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. In general, bonus awards are based initially on TBCAM’s financial performance. However, awards for select senior portfolio managers are based initially on their individual investment performance (one, three, and five-year weighted). In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund’s realized performance fee.
Investment Objective. Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.
To mitigate the conflict in this scenario TBCAM has in places a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.
Trading. A portfolio manager could favor one account over another in the allocation of shares or price in a block trade. Particularly in cases when a portfolio manager buys or sells a security for a group of accounts in an aggregate amount that may influence the market price of the stock, certain portfolios could receive a more favorable price on earlier executions than accounts that participate subsequent fills. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.
When a portfolio manager intends to trade the same security for more than one account, TBCAM policy generally requires that such orders be “bunched,” which means that the trades for the individual accounts are aggregated and each portfolio receives the same average price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, TBCAM will place the order in a manner intended to result in as favorable a price as possible for such client.
To ensure that trades are being allocated in a fair and equitable manner consistent with our policies, performance dispersion among portfolios in all of TBCAM’s investment strategies is reviewed on a monthly basis. While it is not practicable to examine each individual trade allocation, this performance analysis for strategy-specific portfolio groups provides a reasonable basis to confirm adherence to policy or to highlight potential outliers.
Personal Interest. A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.
Outside Affiliations and Directorship. Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and BNY Mellon’s Corporate Policy on Outside Directorships and Offices (Policy I-A.022). However, in view of the potential conflicts of interest and the possible liability for TBCAM, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.
In addition to completing the reporting requirements set forth in the BNY Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at TBCAM in a timely manner.
Proxy Voting. Whenever TBCAM owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.
Material conflicts of interest are addressed through the establishment of our parent company’s Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Portfolio securities.
Personal Trading. There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of TBCAM’s clients.
Subject to the personal Securities Trading Policy, employees of TBCAM may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.
Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.
Client Commission Arrangements. Use of client commissions to pay for services that benefit TBCAM and not client accounts. It is the policy of TBCAM to enter into client commission arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. Client commissions may be used for services that qualify as “research” or brokerage”. All 3rd Party Commission services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved by the Brokerage Practices Committee.
Consultant Business. Many of our clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e. clients) and to investment management firms. TBCAM may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business. TBCAM does not pay referral fees to consultants.
Gifts. Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists. The Code of Conduct sets forth broad requirements for accepting gifts and entertainment. TBCAM’s Gift Policy supplements the Code of Conduct and provides further clarification for TBCAM employees.

TBCAM has established a Gift Policy that supplements the BNY Mellon Code of Conduct and which requires certain reporting and/or prior approval when accepting gifts and entertainment valued in excess of predetermined ranges. On a quarterly basis TBCAM Compliance Personnel review the gifts and entertainment accepted by TBCAM Employees to ensure compliance with the BNY Mellon Code of Conduct and the TBCAM Gift Policy.
Affiliated Brokerage. TBCAM is affiliated with certain BNY Mellon affiliated broker dealers. TBCAM does not execute brokerage transactions directly with BNY Mellon affiliated brokers. An exception to this prohibition is where a client has provided affirmative written direction to TBCAM to execute trades through a BNY Mellon affiliated broker as part of a directed brokerage arrangement that the client has with such affiliated broker. TBCAM also maintains Affiliated Brokerage and Underwriting Policy and Procedures.
Breckinridge Capital Advisors, Inc. (“Breckinridge”) serves as the Specialist Manager for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Mr. Peter B. Coffin, president of Breckinridge David Madigan, Chief Investment Officer, Martha Field Hodgman, Executive Vice President of Breckinridge, and Susan Mooney, Senior Vice President of Breckinridge, as well as Matthew Buscone, Vice President are responsible for making day-to-day investment decisions for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. The portfolio management team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker’s Trust and Prudential Insurance (managing single state municipal bond funds), as well as Chief Municipal Strategist for Merrill Lynch. From 1993 to 2001, Ms. Hodgman served as a Vice President in the Fixed Income Management Group of Loomis Sayles & Co. L.P. She has also been a portfolio manager for John Hancock Advisors, Inc. (managing state-specific tax exempt mutual funds) and an analyst for the Credit Policy Committee of Putnam Investments. Mr. Buscone has been a Portfolio Manager since 2008 after having served as a trader at Breckinridge from 2002-2008. From 1992-2002 he was a Trader and Portfolio Manager for both taxable and tax-exempt portfolios at David L. Babson and Mellon Private Asset Management.
Breckinridge manages portfolios on a team approach enabling any portfolio manager to make portfolio management recommendations and decisions across all accounts managed by Breckinridge.
OTHER ACCOUNTS MANAGED — TOTAL*
SHORT-TERM MUNICIPAL BOND PORTFOLIO

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Breckinridge Portfolio
Management Team	1	$61 million	3	$84 million	5378	$12.6 billion

*	None of these accounts has an advisory fee based on performance.
OTHER ACCOUNTS MANAGED — TOTAL*
INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Breckinridge Portfolio
Management Team	1	$35 million	3	$84 million	5378	$12.6 billion

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. In connection with its management of client accounts, Breckinridge is subject to potential conflicts of interest. The primary potential conflict is decisions regarding the allocation of securities among portfolios with similar strategies but different fee schedules. Breckinridge believes it has sufficient policies and procedures in place to address this concern.
Other potential conflicts concern soft dollars and other trading practices and personal trading by employees. To minimize these conflicts, Breckinridge has adopted a policy of not accepting any soft dollars and believes that the policies and practices in place and documented in its Compliance Manual and Code of Ethics are sufficient to address other possible conflicts.
COMPENSATION. Breckinridge’s portfolio manager compensation is based on a base annual salary and quarterly bonus. The bonus is variable and is based on the firms’ overall profitability. It is not tied to the performance of any individual account. All of Breckinridge’s portfolio managers hold an equity position (or options to acquire an equity position) which entitle them to share in the firm’s profits and long-term growth.
Capital Guardian Trust Company (“CapGuardian”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. CapGuardian is an indirect, wholly-owned subsidiary of The Capital Group Companies, Inc., a group of companies that provides investment management services. Listed below are the portfolio managers responsible for making day-to-day investment decisions for those portions of these Portfolios allocated to CapGuardian. These individuals also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
CapGuardian uses a multiple portfolio manager system in managing the fund’s assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the fund’s objectives and policies. CapGuardian’s investment committee oversees this process. In addition, CapGuardian’s investment analysts also may make investment decisions with respect to a portion of a fund’s portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.
OTHER ACCOUNTS MANAGED — TOTAL
THE INTERNATIONAL EQUITY PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES[1]		VEHICLES[2]		OTHER ACCOUNTS[3,4]
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER	NUMBER	(in billions)	NUMBER	(in billions)	NUMBER	(in billions)
Du Manior, Gerald	5	$0.87	10	$7.50	588	$25.53
Fisher, David	3	$18.30	15	$18.18	81	$27.48
Kyle, Nancy	2	$1.47	13	$8.64	78	$22.84
Sauvage, Lionel	2	$1.47	19	$11.03	118	$36.89
Staehelin, Rudolf	2	$1.08	13	$9.33	97	$29.66
Winston, Philip	1	$0.68	8	$6.51	70	$21.57

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES[1]		VEHICLES[2]		OTHER ACCOUNTS[3,4]
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER	NUMBER	(in billions)	NUMBER	(in billions)	NUMBER	(in billions)
Du Manior, Gerald	0	$0	0	$0	5	$1.58
Fisher, David	0	$0	0	$0	6	$1.87
Kyle, Nancy	0	$0	0	$0	6	$1.87
Sauvage, Lionel	0	$0	0	$0	11	$5.84
Staehelin, Rudolf	0	$0	0	$0	7	$4.18
Winston, Philip	0	$0	0	$0	8	$4.77

(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4)	Reflects other professionally managed accounts held at CapGuardian or companies affiliated with CapGuardian. Personal brokerage accounts of portfolio managers and their families are not reflected.
OTHER ACCOUNTS MANAGED — TOTAL
THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES[1]		VEHICLES[2]		OTHER ACCOUNTS[3,4]
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER	NUMBER	(in billions)	NUMBER	(in billions)	NUMBER	(in billions)
Du Manior, Gerald	5	$0.68	10	$7.50	588	$25.53
Fisher, David	3	$18.11	15	$18.18	81	$27.48
Kyle, Nancy	2	$1.28	13	$8.64	78	$22.84
Sauvage, Lionel	2	$1.28	19	$11.03	118	$36.89
Staehelin, Rudolf	2	$0.89	13	$9.33	97	$29.66
Winston, Philip	1	$0.50	8	$6.51	70	$21.57

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES[1]		VEHICLES[2]		OTHER ACCOUNTS[3,4]
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER	NUMBER	(in billions)	NUMBER	(in billions)	NUMBER	(in billions)
Du Manior, Gerald	0	$0	0	$0	5	$1.58
Fisher, David	0	$0	0	$0	6	$1.87
Kyle, Nancy	0	$0	0	$0	6	$1.87
Sauvage, Lionel	0	$0	0	$0	11	$5.84
Staehelin, Rudolf	0	$0	0	$0	7	$4.18
Winston, Philip	0	$0	0	$0	8	$4.77

(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4)	Reflects other professionally managed accounts held at CapGuardian or companies affiliated with CapGuardian. Personal brokerage accounts of portfolio managers and their families are not reflected.
CONFLICTS OF INTEREST. CapGuardian has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CapGuardian believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. At CapGuardian portfolio managers and investment analysts are paid competitive salaries. In addition, they may receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. To encourage a long-term focus, bonuses based on investment results are calculated by comparing pre-tax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include both measures of the marketplaces in which the relevant portfolio invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indices reflecting their areas of expertise. Analysts are also subjectively compensated for their contributions to the research process.
The benchmarks used to measure performance of the portfolio managers for the Institutional International Equity Portfolio and the International Equity Portfolio include, as applicable, an adjusted Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), and a median of a customized non-U.S. developed equity competitive universe compiled from eVestment Alliance.
OWNERSHIP OF FUND SHARES: To our knowledge, based on the information available for the time period ending June 30, 2011 the portfolio managers of the Institutional International Equity Portfolio and the International Equity Portfolio did not own any shares of those funds.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Day-to-day responsibility for the management of those assets of these Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Kevin Durkin and Conor Muldoon. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Sarah H. Ketterer	10	$4.068 billion	7	$.933 billion	54	$7.698 billion
Harry W. Hartford	10	$4.068 billion	7	$.933 billion	57	$7.665 billion
James A. Doyle	10	$4.068 billion	7	$.933 billion	56	$7.666 billion
Jonathan P. Eng	10	$4.068 billion	7	$.933 billion	53	$7.667 billion
Kevin Durkin	10	$4.068 billion	7	$.933 billion	51	$7.665 billion
Conor Muldoon	10	$4.068 billion	7	$.933 billion	56	$7.665 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Sarah H. Ketterer	0	0	0	0	1	$.615 billion
Harry W. Hartford	0	0	0	0	1	$.615 billion
James A. Doyle	0	0	0	0	1	$.615 billion
Jonathan P. Eng	0	0	0	0	1	$.615 billion
Kevin Durkin	0	0	0	0	1	$.615 billion
Conor Muldoon	0	0	0	0	1	$.615 billion
CONFLICTS OF INTEREST. The portfolio managers who manage the portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Causeway (“Causeway Portfolios”) also provide investment management services to other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, and other institutions and their personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Causeway Portfolios, subject to certain variations in investment restrictions, and also manage a portion of Causeway Global Absolute Return Fund, which takes short positions in global securities using swap agreements. The portfolio managers purchase and sell securities for the Causeway Portfolios that they may also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Causeway Portfolios or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford hold a controlling voting interest in Causeway’s equity and Messrs. Doyle, Eng, Durkin and Muldoon have minority interests in Causeway’s equity.
Actual or potential conflicts of interest arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has a policy that it will not enter into a short position in a security on behalf of Causeway Global Absolute Return Fund or any other client account if, at the time of entering into the short position, any other client account managed by Causeway holds a long position in a security of the issuer. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.
COMPENSATION. Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salaries and are entitled, as controlling owners of Causeway, to distributions of Causeway’s profit based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, Durkin and Muldoon receive salaries, incentive compensation and distributions of Causeway’s profit based on their minority ownership interests. Salary and incentive compensation are determined by Causeway’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Causeway Portfolios or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution, and client service contribution.
OWNERSHIP OF SECURITIES. None of the portfolio managers beneficially owns equity securities in The International Equity Portfolio or The Institutional International Equity Portfolio.
Cupps Capital Management, LLC (“Cupps”) Cupps serves as a Specialist Manager for The Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolios’ assets assigned to Cupps. Mr. Cupps also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Andrew S. Cupps	2	$636.9 million	5	$32.9 million	29	$604.0 million
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Andrew S. Cupps	0	$0	2	$20.4 million	3	$91.2 million
CONFLICTS OF INTEREST. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. For example, the portfolio manager discussed above manages multiple types of accounts (e.g., institutional accounts, private investment funds, registered investment company) with similar investment objectives and strategies. Also, in some circumstances, Cupps is directed by a client to execute all or a portion of the client’s transactions through a specific broker (a/k/a “directed brokerage”).
A conflict of interest also may arise if Cupps and/or a portfolio manager have a financial incentive to favor one account over another, such as a performance-based fee that applies to one account, but not all funds or accounts for which the portfolio manager is responsible or when a portfolio manager places trades in his personal accounts in some of the same securities that are being purchased or sold by other Cupps accounts.
To address and help mitigate these types of conflicts, Cupps has implemented detailed written policies and procedures, which include but are not limited to:

a) Portfolio security allocation procedures and a trade rotation policy, which are designed to help Cupps ensure that investment opportunities are allocated in a fair and equitable manner among its various client accounts and to provide a fair and equitable method of trade rotation in placing trades for all clients’ accounts, including proprietary managed accounts.
b) Code of Ethics, which includes personal trading restrictions and reporting requirements that must be followed by all Cupps employees.
In addition, Cupps has a brokerage committee that meets quarterly to review the firm’s trading and soft dollar practices to help ensure that Cupps is meeting its best execution obligations and that its soft dollar arrangements remain within the safe harbor of Section 28(e) of the Securities and Exchange Act of 1934.
COMPENSATION. Andrew Cupps, who is responsible for the day-to-day management of the portion of each Fund’s portfolio that is managed by Cupps, is the sole owner of Cupps. Through his ownership of the firm, he participates directly in the profitability of the firm, which is determined by the performance of the firm’s accounts, including the fund, and the assets under management by the firm. He is also compensated with a base salary.
Frontier Capital Management Company, LLC (“Frontier”) Frontier serves as a Specialist Manager for The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio. Affiliated Managers Group, Inc. has a controlling interest in Frontier. Michael A. Cavarretta is responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Frontier. Mr. Cavarretta also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Michael A. Cavarretta	1	$160 million	1	$117 million	34	$1.98 billion

*	None of these accounts has an advisory fee based on performance.
CONFLICTS OF INTEREST. In connection with its management of client accounts, Frontier is subject to a number of potential conflicts of interest. An advisory fee based on the performance of an account may create a conflict of interest for Frontier when compared to accounts where Frontier is paid based on a percentage of assets. The conflict is that Frontier may have an incentive to allocate securities preferentially to the account where Frontier might share in investment gains. In order to address this potential conflict, Frontier’s trade allocation procedures are designed to ensure that allocations of orders among all Frontier client accounts are made in a fair and equitable manner and may not be based on the amount or structure of management fees.
Other potential conflicts include the allocation of securities among similar strategies; the allocation of IPOs; soft dollars and other brokerage practices; personal trading by employees and the management of proprietary accounts. Frontier believes that it has written policies and procedures in place that are reasonably designed to address these and other potential conflicts of interest.
COMPENSATION. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are equity owners of Frontier, which entitle them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management fee revenues generated from client accounts.
Institutional Capital, LLC (“ICAP”) ICAP serves as a Specialist Manager for The Value Equity Portfolio and The Institutional Value Equity Portfolio. ICAP is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to ICAP. Messrs. Senser and Wenzel also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Jerrold K. Senser	13	$9.2 billion	14	$1.8 billion	121	$10.2 billion
Thomas R. Wenzel	13	$9.2 billion	14	$1.8 billion	121	$10.2 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Jerrold K. Senser	0	$0	0	$0	8	$1.1 billion
Thomas R. Wenzel	0	$0	0	$0	8	$1.1 billion
CONFLICTS OF INTEREST. Individual fund managers may manage multiple accounts for multiple clients. In addition to the portfolios, these other accounts may include separate accounts, pension and profit sharing plans, foundations and 401(k) plans. ICAP manages all accounts on a team basis. ICAP manages potential conflicts of interest between a fund and other types of accounts through allocation policies and oversight by ICAP’s compliance department. ICAP has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts of interest in situations where two or more funds or accounts participate in investment decisions involving the same securities.
COMPENSATION. Compensation for members of the research team is comprised of salary, annual bonus, and long-term incentive compensation. Key factors that are considered in determining compensation for senior analysts include performance attribution for their sector relative to benchmarks, the number and quality of new stock presentations, contributions to the portfolio management team process, their work in developing and mentoring junior analysts, their contribution to the overall ICAP organization, and their professional conduct. Attribution is evaluated for the current year as well as over the prior three years. Junior analysts are evaluated primarily on their mastery of ICAP’s investment process, their contribution to the investment research work done in their sector, their contribution to the overall ICAP organization, and their professional conduct. Annual bonus and long-term incentive compensation pools are determined in the aggregate by a mix of ICAP’s revenue and cash flow performance over various periods of time. We believe the structure of these programs provides a meaningful vehicle for ICAP’s research team to benefit from the provision of good investment results for ICAP’s clients and the growth in ICAP’s business.
IronBridge Capital Management LP (“IronBridge”) IronBridge serves as a Specialist Manager for The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio. Messrs. Christopher Faber, Samuel Eddins and various officers have a controlling interest in IronBridge. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to IronBridge. Messrs. Faber and Madden also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED —TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Chris Faber	5	$1.4 billion	2	$17.8 million	57	$3.0 billion
Jeff Madden	5	$1.4 billion	2	$17.8 million	57	3.0 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Chris Faber	0	$0	0	$0	6	$472 million
Jeff Madden	0	$0	0	$0	6	$472 million
CONFLICTS OF INTEREST. IronBridge has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.
While there is no guarantee that such policies and procedures will be effective in all cases, IronBridge believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. IronBridge portfolio manager’s compensation is based on a base salary and annual bonus. The annual bonus is tied to individual professional performance throughout the year and the success of the firm, rather than the performance of individual accounts. Portfolio managers have the option to take the bonus in cash or equity ownership of IronBridge. Ownership in IronBridge aligns our portfolio managers’ long term interests with those of our clients.
Jennison Associates LLC (“Jennison”) Jennison serves as a Specialist Manager for The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. Jennison is organized under the laws of Delaware as a single member limited liability company whose sole member is Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Jennison. Ms. McCarragher also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL
THE GROWTH EQUITY PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kathleen A. McCarragher	11	$10.7 billion	2	$308 million	25	$4.8 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kathleen A. McCarragher	2	$2 billion	0	$0	0	$0

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kathleen A. McCarragher	11	$10.7 billion	2	$308 million	25	$4.8 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kathleen A. McCarragher	2	$2 billion	0	$0	0	$0
CONFLICTS OF INTEREST. In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.
Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.
Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.
In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another.

Furthermore, if a greater proportion of a portfolio manager’s compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager’s management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager’s compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.
COMPENSATION. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.
Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors reviewed for the portfolio manager are listed below in order of importance:
The following primary quantitative factor is reviewed for the portfolio managers:
•	One and three year pre-tax investment performance of groupings of accounts relative to market conditions, pre-determined passive indices, such as the Russell 1000® Growth Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible.
The qualitative factors reviewed for the portfolio manager may include:
•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•	Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.
Lazard Asset Management LLC (“Lazard”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Lazard. Messrs. Moghtader, Ivanenko, Lai and Scholl also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Paul Moghtader	1	$78 million	1	$304.8 million	13	$749.4 million
Taras Ivanenko	1	$78 million	1	$304.8 million	13	$749.4 million
Alex Lai	1	$78 million	1	$304.8 million	13	$749.4 million
Craig Scholl	1	$78 million	1	$304.8 million	13	$749.4 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Paul Moghtader	0	$0	1	$304.8 million	0	$0
Taras Ivanenko	0	$0	1	$304.8 million	0	$0
Alex Lai	0	$0	1	$304.8 million	0	$0
Craig Scholl	0	$0	1	$304.8 million	0	$0
CONFLICTS OF INTEREST. As an investment adviser, Lazard by definition is a fiduciary to its clients. As such, Lazard is obligated to place its clients’ interests before its own. Due to the nature of the investment advisory business, conflicts of interests do arise. For example, conflicts may arise with regard to personal securities transactions, the use of clients’ commissions to obtain research and brokerage services, errors, trade allocations, performance fee accounts, and the use of solicitors. In recognition of these potential conflicts of interest, Lazard has established written policies and procedures so that it can operate its business within applicable regulatory guidelines.
Individual fund managers may manage multiple accounts for multiple clients. In addition to the portfolios, these other accounts may include separate accounts, pension and profit sharing plans, foundations and 401(k) plans. Lazard manages all accounts on a team basis. Lazard manages potential conflicts of interest between a fund and other types of accounts through allocation policies and oversight by Lazard’s compliance department. Lazard intends that all clients are treated fairly and equitably. When Lazard deems the purchase or sale of the same security to be in the best interest of two or more advisory accounts, Lazard may aggregate, to the extent permitted by law, the securities to be purchased and sold in order to seek more favorable prices, lower brokerage commissions or more efficient execution. An allocation of a trade will not be given to any account solely based on a favorable execution or on the relationship of the account to Lazard or its personnel.
COMPENSATION. The portfolio manager/analysts are compensated in three different forms: base salary, annual bonus and long-term incentives. The portfolio manager/analysts receive a base salary, which reflects their responsibilities and experience. Base salaries are competitive within the marketplace. The second component is an annual bonus payment that is tied to the success of the business and the third portion of the compensation is Lazard stock, which vests over a period of time. All members of the team participate in this compensation plan.
Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio. Mellon Capital is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Mellon Capital. Mr. David C. Kwan, Ms. Zandra Zelaya, and Mr. Lowell J. Bennett also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. The assets listed below are managed utilizing a team approach. Certain information about these responsibilities is set forth below.
THE CORE FIXED INCOME PORTFOLIO
THE US GOVERNMENT FIXED INCOME SECURITIES PORTFOLIO
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Zandra Zelaya	7	5,119 M	30	14,743 M	26	5,410 M
Lowell J. Bennett	7	5,119 M	30	14,743 M	26	5,410 M
David C. Kwan	7	5,119 M	30	14,743 M	26	5,410 M

*	The assets reported for Ms. O’Connor and Mr. Kwan are as of October 31, 2010.

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Zandra Zelaya	0	—	3	68 M	1	1,268 M
Lowell J. Bennett	0	—	3	68 M	1	1,268 M
David C. Kwan	0	—	3	68 M	1	1,268 M
CONFLICTS OF INTEREST. Mellon Capital manages all accounts noted in the tables above with the same investment philosophy and using the same investment process, thus, limiting contrary positions between accounts. Mellon Capital’s process is to rebalance all portfolios in the same style at the same time to ensure that no single portfolio is advantaged or disadvantaged over the others in the style. The rebalancing is done without regard to client type or fee schedule.
Mellon Capital has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Mellon Capital believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. The primary objectives of the Mellon Capital compensation plans are to motivate and reward continued growth and profitability, attract and retain high-performing individuals critical to the on-going success of Mellon Capital, motivate and reward superior business/investment performance and create an ownership mentality for all plan participants.
The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred). An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) including both short and long term returns and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in partially in cash with the balance deferred through the Long Term Incentive Plan.
These positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.
Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under Bank of New York Mellon Deferred Compensation Plan for Employees.

Pacific Management Investment Company LLC (“PIMCO”) PIMCO serves as a Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity, The Fixed Income Opportunity and The Commodity Returns Strategy Portfolios. PIMCO is a subsidiary of Allianz Global Investors of America, L.P. The address of PIMCO’s U.S. headquarters is at 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a majority owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global Investors”) with a minority interest held by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Through various holding company structures, Allianz Global Investors is majority owned by Allianz SE.
THE INSTITUTIONAL VALUE EQUITY PORTFOLIO
THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO
Saumil Parikh is primarily responsible for the day-to-day management of the assets of the Portfolios. Mr. Parikh also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL
THE INSTITUTIONAL VALUE EQUITY PORTFOLIO
The table below represents the assets and accounts where Mr. Parikh serves as primary portfolio manager. Mr. Parikh has additional responsibilities in managing portfolios besides those where he serves as primary portfolio manager.

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Saumil Parikh	7	$5.14 billion	9	$2.15 billion	81	$35.48 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Saumil Parikh	0	$0	0	$0	9	$4.05 billion
THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO
The table below represents the assets and accounts where Mr. Parikh serves as primary portfolio manager. Mr. Parikh has additional responsibilities in managing portfolios besides those where he serves as primary portfolio manager.

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Saumil Parikh	7	$5.14 billion	9	$2.15 billion	81	$35.48 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Saumil Parikh	0	$0	0	$0	9	$4.05 billion
THE FIXED INCOME OPPORTUNITY PORTFOLIO
Curtis Mewbourne is primarily responsible for the day-to-day management of the assets of the Portfolio. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL
The table below represents the assets and accounts where Curtis Mewbourne serves as primary portfolio manager.

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Curtis Mewbourne	6	$17.15 billion	8	$7.04 billion	46	$14.11 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Curtis Mewbourne	0	$0	0	$0	5	$1.21 billion
THE COMMODITY RETURNS STRATEGY PORTFOLIO
Nicholas Johnson is primarily responsible for the day-to-day management of the assets of the Portfolio. Mr. Johnson also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL
The table below represents the assets and accounts where Nicholas Johnson serves as primary portfolio manager.

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Nicholas Johnson	2	$1.43 billion	6	$.679 billion	4	$1.86 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Nicholas Johnson	0	$0	0	$0	1	$.292 billion
CONFLICTS OF INTEREST. PIMCO anticipates that the needs of the Funds for services may create certain issues, including the following; although the issuer described below would not necessarily be different than those raised for PIMCO’s other accounts.
A portfolio manager may be responsible for different investment mandates. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Funds, and the management of other accounts. In certain situations, the other accounts might have similar investment objectives or strategies as the Funds, track the same index the Funds tracks, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. In other instances, the other accounts might have different investment objectives or strategies than the Funds. Described below are specific conflicts that may arise due to a portfolio manager’s management of multiple accounts.
Knowledge and Timing of Portfolio Trades: A potential conflict of interest may arise as a result of a portfolio manager’s day-to-day management of the Funds. In the course of managing the Funds, a portfolio manager knows the size, timing and possible market impact of the Funds’ trades. Therefore, it is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Funds. The portfolio manager attempts to mitigate this conflict using some of the policies described below.
Investment Opportunities: A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Funds and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Funds and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Funds and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees: A portfolio manager may advise certain accounts for which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for a portfolio manager in that such portfolio manager may have an incentive to allocate the investment opportunities that he believes might be the most profitable to such other accounts instead of allocating them to the Funds. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.
COMPENSATION. PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.
Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.
The Total Compensation Plan consists of three components:
• Base Salary - Base salary is determined based on core job responsibilities, market factors and business considerations. Salary levels are reviewed annually or when there is a significant change in job responsibilities or the market.

• Performance Bonus — Performance bonuses are designed to reward high performance standards, work ethic and consistent individual and team contributions to the firm. Each professional and his or her supervisor will agree upon performance objectives to serve as the basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of group or department success. Achievement against these goals is measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process.
• Equity or Long Term Incentive Compensation — Equity allows certain professionals to participate in the long-term growth of the firm. The M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Option awards may represent a significant portion of individual’s total compensation.
In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.
Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.
In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:
• 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;
• Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
• Amount and nature of assets managed by the portfolio manager;
• Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
• Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
• Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
• Contributions to asset retention, gathering and client satisfaction;
• Contributions to mentoring, coaching and/or supervising; and
• Personal growth and skills added.
A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.
Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.
Pzena Investment Management LLC (“Pzena”) Pzena serves a Specialist Manager for The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio. Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 120 West 45th Street, 20th Floor, New York, NY 10036. Pzena Investment Management Inc., a publicly traded company (PZN), is the sole managing member of Pzena. The address of Pzena Investment Management, Inc.’s headquarters is 120 West 45th Street, 20th Floor, New York, NY 10036. Richard Pzena, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of that portion of the assets of the Portfolios allocated to Pzena. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Richard S. Pzena	8	$2,687.97	51	$970.54	189	$6,222.28
Benjamin S. Silver	2	$55.62	33	$229.02	109	$2,643.04
John J. Flynn	2	$55.62	10	$17.47	35	$1,061.58
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Richard S. Pzena	0	$0	0	$0	8	$1,172.62
Benjamin S. Silver	0	$0	0	$0	3	$457.74
John J. Flynn	0	$0	0	$0	1	$8.15
CONFLICTS OF INTEREST. In Pzena’s view, conflicts of interest may arise in managing the Portfolios’ investments, on the one hand, and the portfolios of Pzena’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena’s policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.
The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all small cap value Accounts, whether they be Portfolios’ accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as those used for the Portfolios.
If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Portfolios may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the Account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.
With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Portfolios and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.
Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Portfolios or other Accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Portfolio shareholders’ interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by Pzena’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include any employee or officer of Pzena. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell, or to sell and subsequently purchase, within 60 calendar days) of non-exempt securities. Finally, orders for proprietary Accounts (i.e., accounts of Pzena’s principals, affiliates or employees or their immediate family which are managed by Pzena) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.
Proxy voting for the Portfolios’ and the other Accounts’ securities holdings may also pose certain conflicts. Pzena has identified the following areas of concern: (1) where Pzena manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) where Pzena manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; (3) where Pzena has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; and (4) where a Pzena officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling. Pzena proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.
Pzena manages some Accounts under performance based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.
COMPENSATION. Portfolio managers and other investment professionals at Pzena are compensated through a combination of fixed base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. The portfolio managers’ bonuses are not specifically dependent upon the performance of the Portfolios relative to the performance of the Portfolios’ benchmarks. For investment professionals, we examine such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, we always look at the person as a whole and the contributions that they have made and are likely to make in the future. The time frame we examine for bonus compensation is annual. Longer-term success is required for equity ownership consideration. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. The equity ownership in Pzena as of June 30, 2011 of each member of the investment team who makes investment decisions for the Portfolios is as follows:

Richard S. Pzena	Greater than 25% but less than 50%
Benjamin S. Silver	Less than 5%
John J. Flynn	Less than 5%
Seix Investment Advisors LLC (“Seix”) serves as the Specialist Manager for The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Seix is a wholly-owned subsidiary of RidgeWorth Capital Management, Inc., (“RidgeWorth”). RidgeWorth is a wholly-owned subsidiary of SunTrust Banks, Inc. Michael Kirkpatrick, Brian Nold and Michael Rieger are the portfolio managers responsible for the day-to-day investment decisions for The Fixed Income Opportunity Portfolio. Messrs. Kirkpatrick, Nold and Rieger also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL
THE FIXED INCOME OPPORTUNITY PORTFOLIO

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Brian Nold	3	$2.462 billion	6	$2.406 billion	44	$4.415 billion
Michael Kirkpatrick	3	$2.462 billion	6	$2.406 billion	44	$4.415 billion
Michael Rieger	8	$2.583 billion	1	$240 million	190	$10.110 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Brian Nold	0	$0	0	$0	1	$166.3 million
Michael Kirkpatrick	0	$0	0	$0	1	$166.3 million
Michael Rieger	0	$0	0	$0	0	$0
James F. Keegan, Chief Executive Officer, Chief Investment Officer and Head of the Investment Grade Group, and Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, are the portfolio managers responsible for the day-to-day investment decisions for The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio (other than the Portfolio’s securitized asset exposure). Both Mr. Keegan and Mr. Webb also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL
THE CORE FIXED INCOME PORTFOLIO
THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
James F. Keegan	8	$2.583 billion	1	$240 million	190	$10.110 billion
Adrien Webb	8	$2.583 billion	1	$240 million	190	$10.110 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
James F. Keegan	0	$0	0	$0	0	$0
Adrien Webb	0	$0	0	$0	0	$0
CONFLICTS OF INTEREST. A portfolio manager’s management of both the Portfolio and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If the Portfolio and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Portfolio. Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of Portfolio trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Portfolio. In addition, aggregation of trades may create the potential for unfairness to the Portfolio or another account if one account is favored over another in allocating the securities purchased or sold. Seix has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner Seix believes is fair and equitable. While there is no guarantee that such policies and procedures will be effective in all cases, Seix believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed. The investment decisions Seix makes for the Portfolio may be different from the investment decisions Seix makes for other clients.
COMPENSATION. Seix portfolio managers earn competitive salaries from the Specialist Manager. Portfolio managers receive competitive salaries commensurate with the individual’s experience and responsibilities within Seix. Portfolio managers participate in incentive bonus plans designed to retain high quality investment professionals. Generally, bonuses are based on the pre-tax performance of their accounts relative to the applicable account benchmark and peer groups over a multi-year period.... The method for determining these portfolio managers’ compensation for the Portfolio is the same as for any other account they manage. In addition, portfolio managers are provided a benefits package. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors.
Additionally, certain portfolio managers may be eligible for one or more of the following additional benefit plans:
401Excess Plan — This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Specialist Manager, were it not for the imposition of certain statutory limits on qualified plan benefits. Individuals within specific salary levels are eligible for this plan. Participation in the plan is voluntary. So long as an employee meets the criteria, he or she is approved to participate.
ERISA Excess Retirement Plan — This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Participants who are eligible for this plan are those key executives who have earned retirement benefits in excess of the allowable limits and are designated as Participants by the Compensation Committee.
Voluntary Functional Incentive Plan Deferral — This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Specialist Manager’s annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.
Stock Option Awards — Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual’s senior executive for the business.
Restricted Stock Awards — Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust Banks Inc. are eligible for restricted stock awards. The awards often vest based on the recipient’s continued employment with the Specialist Manager, but these awards may also carry additional vesting requirements, including performance conditions.
The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual’s results, contributions to the organization, adherence to portfolio compliance and other factors.
Standish Mellon Asset Management Company LLC (“Standish”) Standish serves as the Specialist Manager for The Intermediate Term Municipal Bond Portfolio. Standish is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Christine Todd, CFA and James Welch are responsible for the day-to-day management of the Portfolio. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Christine Todd	0	$0	1	$314.8 million	77	$3.7 billion
James Welch	4	$2.9 billion	1	$497.7 million	142	$$439.1 million

*	None of these accounts has an advisory fee based on performance.
CONFLICTS OF INTEREST. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the fund does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the fund as well as one or more other accounts. The adviser has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.
• A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.
• A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the adviser generally requires that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the adviser will place the order in a manner intended to result in as favorable a price as possible for such client.
• A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance for specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below.
• A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

• If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.
COMPENSATION. Standish, not the Fund, compensates the portfolio managers. The portfolio manager’s compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Standish Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish’s overall performance as opposed to the performance of a single product or group. All investment professionals are eligible to receive incentive awards. Cash awards are payable in the February month end pay of the following year. Most of the awards granted have some portion deferred for three years in the form of deferred cash, The Bank of New York Mellon equity, investment vehicle (consisting of investments in a range of Standish Products), or a combination of the above. Individual awards for portfolio managers are discretionary, based on both individual and multi-sector product risk adjusted performance relative to both benchmarks and peer comparisons over one year, three year and five year periods. Also considered in determining individual awards are team participation and general contributions to Standish. Individual objectives and goals are also established at the beginning of each calendar year and are taken into account,
Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to BNY Mellon’s Elective Deferred Compensation Plan.
SSgA Funds Management, Inc. (“SSgA FM”) SSgA FM serves as a Specialist Manager for The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The International Equity Portfolio, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Institutional International Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio and The Emerging Markets Portfolio. SSgA FM is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA FM is also an affiliate of State Street Bank, the custodian for the Trust. Listed below are the portfolio managers responsible for making day-to-day investment decisions for those portions of each of these Portfolios allocated to SSgA FM. Each of these individuals also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — VALUE EQUITY PORTFOLIO TOTAL*

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER**	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kristen Carcio	101	$86.38 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.38 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.

OTHER ACCOUNTS MANAGED — INSTITUTIONAL VALUE EQUITY PORTFOLIO TOTAL*

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER**	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kristen Carcio	101	$86.37 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.37 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — GROWTH EQUITY PORTFOLIO TOTAL*

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER**	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kristen Carcio	101	$86.42 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.42 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — INSTITUTIONAL GROWTH EQUITY PORTFOLIO TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
Kristen Carcio	101	$86.41 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.41 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.

OTHER ACCOUNTS MANAGED — SMALL CAPITALIZATION EQUITY PORTFOLIO TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
Kristen Carcio	101	$86.51 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.51 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — INSTITUTIONAL SMALL CAPITALIZATION EQUITY PORTFOLIO TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
Kristen Carcio	101	$86.50 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.50 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — INTERNATIONAL EQUITY PORTFOLIO EQUITY TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
Kala Croce	102	$86.53 billion	253	$291.87 billion	329	$303.87 billion
Theodore Janowsky, CFA	102	$86.53 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	The MSCI EAFE Index Strategy assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.

OTHER ACCOUNTS MANAGED — INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO EQUITY TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
Kala Croce	102	$86.53 billion	253	$291.87 billion	329	$303.87 billion
Theodore Janowsky, CFA	102	$86.53 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	The MSCI EAFE Index Strategy assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — COMMODITY RETURNS STRATEGY PORTFOLIO TOTAL *

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
Kala Croce	102	86.53	253	291.87	329	303.87
Theodore Janowsky, CFA	102	86.53	253	291.87	329	303.87

*	None of these accounts has an advisory fee based on performance.

**	The Commodity Returns Strategy assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — REAL ESTATE SECURITIES PORTFOLIO TOTAL *

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
John Tucker	102	86.53	253	291.87	329	303.87
Kristin Carcio	102	86.53	253	291.87	329	303.87

*	None of these accounts has an advisory fee based on performance.

**	The Real Estate Securities Strategy assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — EMERGING MARKETS PORTFOLIO (ACTIVE STRATEGY)

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER*	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Christopher Laine	2	$2.67 billion	253	$291.87 billion	329	$303.87 billion
Brad Aham	2	$2.67 billion	253	$291.87 billion	329	$303.87 billion

*	The Emerging Markets assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.

OTHER ACCOUNTS MANAGED EMERGING MARKETS PORTFOLIO — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER*	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Christopher Laine	0	$0	4	$0.81 billion	0	$0
Brad Aham	0	$0	4	$0.81 billion	0	$0

*	The Emerging Markets assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — EMERGING MARKETS PORTFOLIO (PASSIVE STRATEGY)

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER**	NUMBER*	ASSETS	NUMBER*	ASSETS	NUMBER*	ASSETS
Thomas Coleman	102	$86.53	253	$291.87	329	$303.87
Theodore Wong	102	$86.53	253	$291.87	329	$303.87

*	None of these accounts has an advisory fee based on performance.

**	The MSCI Emerging Markets Index Strategy assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
CONFLICTS OF INTEREST. A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Portfolios. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.
A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Portfolios. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Portfolio maintained its position in that security.
A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.
COMPENSATION. The compensation of SSgA FM’s Investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, SSgA seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for compensation. SSgA is a part of State Street

Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. Further note that the employee’s manager, in conjunction with the senior management of the employee’s business unit, would be responsible for individual compensation decisions. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.
Sustainable Growth Advisers (“SGA”) serves as a Specialist Manager for The Growth Equity Portfolio and the Institutional Growth Equity Portfolio. The principals and officers of SGA own a controlling interest in SGA. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, will be primarily responsible for day-to-day management of that portion of these Portfolios’ assets allocated to SGA. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED*

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT VEHICLES		OTHER ACCOUNTS
	COMPANIES	TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
George P. Fraise	9	$840.1 mil	9	$225.9 mil	9	$98.8 mil
Gordon M. Marchand	9	$840.1 mil	9	$225.9 mil	9	$98.8 mil
Robert L. Rohn	9	$840.1 mil	9	$225.9 mil	9	$98.8 mil

*	None of these accounts has an advisory fee based on performance.
CONFLICTS OF INTEREST. SGA has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, SGA believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. SGA’s portfolio manager compensation program consists of a base salary and participation in a company-funded retirement plan. In addition, all of SGA’s portfolio managers are equity owners of SGA, which entitles them to share in the firm’s profits and the long-term growth of the firm.
Wellington Management Company, LLP - (“Wellington Management”) services as the Specialist Manager for The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio. Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2011, Wellington Management had investment management authority with respect to approximately $676 billion in assets.
Listed below is the portfolio manager responsible for making day-to-day investment decisions for The Real Estate Securities Portfolio.
Bradford D. Stoesser, Vice President and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.
Mr. Stoesser also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

THE REAL ESTATE SECURITIES PORTFOLIO
OTHER ACCOUNTS MANAGED — TOTAL

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
	NUMBER OF	TOTAL	NUMBER OF	TOTAL	NUMBER OF	TOTAL
PORTFOLIO MANAGER	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
Bradford D. Stoesser	4	$5.58 million	19	$336.58 million	61	$715.93 million
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
	NUMBER OF	TOTAL	NUMBER OF	TOTAL	NUMBER OF	TOTAL
PORTFOLIO MANAGER	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
Bradford D. Stoesser	0	$0	1	$81.72 million	10	$86.62 million
Listed below are the portfolio managers responsible for making day-to-day investment decisions for The Commodity Returns Strategy Portfolio.
Jay Bhutani, David A. Chang, CFA and Gregory J. LeBlanc, CFA are primarily responsible for the day-to-day management of the assets of the Portfolio.
These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities, as of June 30, 2011, is set forth below.
COMMODITY RETURNS STRATEGY PORTFOLIO
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Bhutani	12	$2.08 billion	22	$1.69 billion	62	$2.28 billion
David A. Chang, CFA	0	$0	8	$5.78 billion	9	$1.10 billion
Gregory J. LeBlanc, CFA	0	$0	15	$9.18 billion	18	$1.16 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Bhutani	1	$.50 million	0	$0	11	$393.36 million
David A. Chang, CFA	0	$0	1	$21.68 million	4	709.68 million
Gregory J. LeBlanc, CFA	0	$0	3	$2.24 billion	4	$709.68 million
CONFLICTS OF INTERESTS. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolios. The Portfolio Managers make investment decisions for each account, including each Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Portfolio.
A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Portfolio, or make investment decisions that are similar to those made for the relevant Portfolio, both of which have the potential to adversely impact the relevant Portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Portfolio and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolios. Mr. LeBlanc also manages hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
COMPENSATION. Wellington Management receives a fee based on the assets under management of each Portfolio as set forth in the Investment Subadvisory Agreements between Wellington Management and HC Capital Trust on behalf of each Portfolio. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Portfolio. The following information is as of June 30, 2011.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. The base salaries for the other Portfolio Managers are determined by the Portfolio Managers’ experience and performance in their roles as a Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the relevant Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. LeBlanc is a partner of the firm.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Commodity Returns Strategy	Goldman Sachs Commodity Index Total Return
Portfolio — Commodities
Commodity Returns Strategy	MSCI World Paper & Forest Products Index (10%), MSCI
Portfolio — Global Natural Resources	World Metals & Mining Index (30%), MSCI World Energy (60%)
Real Estate Securities Portfolio	Dow Jones U.S. Select Real Estate Securities Index
DIVIDENDS, DISTRIBUTIONS AND TAXES
DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectuses, each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio will declare and distribute dividends from net investment income on a quarterly basis. The International Equity Portfolio and The Institutional International Equity Portfolio will declare dividends semi-annually. The Emerging Markets Portfolio will declare dividends annually. Income dividends on each of the Income Portfolios are paid monthly. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.
TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.
The discussions of the federal tax consequences in the Prospectuses and this Additional Statement are based on the Internal Revenue Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.
TAX TREATMENT OF THE PORTFOLIOS. Each Portfolio of the Trust will be treated as a separate corporate entity under the Code, and intends to qualify and continue to qualify as a regulated investment company. For a Portfolio to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, at the end of each quarter of its taxable year: (i) at least 50% of the market value of a Portfolio’s total assets will be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets will be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In addition a Portfolio must satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Portfolio’s business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Portfolio’s principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Portfolio from a partnership or trust is treated as derived with respect to the Portfolio’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Portfolio in the same manner as by the partnership or trust.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) and any remaining undistributed such items from prior years. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.
If for any taxable year a Portfolio does not qualify for federal tax treatment as a regulated investment company, all of the Portfolio’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable to a Portfolio’s shareholders to the extent of the Portfolio’s current and accumulated earnings and profits.
Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.
TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. Certain of the Portfolios may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Portfolio is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long term and 40% short term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain “straddles,” may affect the tax treatment of income derived by a Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, a Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions. Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust.
Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.
Under the Code, dividends or gains derived by a Portfolio from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject a Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In order to address the tax consequences described above, those Portfolios authorized to invest in foreign securities will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Portfolios to recognize ordinary income each year with respect to those investments.
The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Portfolio, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.
TAX TREATMENT OF COMMODITY-LINKED STRUCTURED NOTES. The status of commodity-linked structured notes under tests to qualify as a RIC under the Code is not certain. As described above, in order to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must, among other things, derive at least 90% of its income from certain specified sources (“qualifying income”). Qualifying income includes (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships,” as defined above. The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute “qualifying income” under the Code. If the commodity-linked instruments in which the Portfolio invests are not regarded as producing qualifying income, then the Portfolio would fail to qualify as a RIC. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its ordinary income and capital gains at regular corporate rates (without a deduction for distributions to shareholders) which will reduce net asset value per share. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Portfolio’s earnings and profits.
TAX TREATMENT OF SHARES OF THE SUBSIDIARIES. Certain income from commodity-linked swaps and certain other commodity-linked derivatives does not constitute qualifying income, meaning that the Portfolio may not receive more than 10% of its gross income from direct investments in such instruments. However, The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiaries will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiaries were not considered to be qualifying income, the Portfolio would fail to qualify as a RIC.
In addition, to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must satisfy several diversification requirements, including the requirement that not more than 25% of the value of the Portfolio’s total assets may be invested in the securities (other than those of the US government or other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. Therefore, The Commodity Returns Strategy Portfolio may not invest any more than 25% of the value of its assets in the Subsidiaries. Absent this diversification requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiary.
The Subsidiaries will be treated as controlled foreign corporations (“CFCs”). The Commodity Returns Strategy Portfolio will be treated as a “U.S. Shareholder” of the Subsidiaries. As a result, the Portfolio will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiaries’ “subpart F income,” whether or not such income is distributed by the Subsidiaries. It is expected that all of the Subsidiaries’ income will be “subpart F income.” The Portfolio’s recognition of the Subsidiaries’ “subpart F income” will increase such Portfolio’s tax basis in its Subsidiaries. Distributions by the Subsidiaries to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Subsidiaries. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiaries’ underlying income. If a net loss is realized by the Subsidiaries, such loss is not generally available to offset the income earned by the Portfolio.
INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS. The Real Estate Securities Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are “taxable mortgage pools”. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or, possibly, equity interests in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as The Real Estate Securities Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses, (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (such as a government or governmental agency, a tax-exempt organization not subject to UBIT and certain other organizations) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Specialist Manager does not intend to invest a substantial portion of The Real Estate Securities Portfolio’s assets in REITs which generate excess inclusion income.
Due to the nature or timing of distributions by REITs, the Portfolio anticipates that a portion of its distributions may be treated as a return of capital under the Code, rather than ordinary income or long-term capital gain. Any return of capital will reduce a shareholder’s tax basis in fund shares and, to the extent such basis is exceeded, will generally give rise to capital gains.
Typically, shareholders in the Portfolio will receive a statement that shows the tax status of distributions you received the previous year. The Portfolio may at times find it necessary to reclassify income after it issues shareholder’s tax information reporting statement. This can result from rules in the Code that effectively prevent regulated investment companies such as the Trust from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Portfolio has received on its investments, particularly in REITs, during the prior calendar year. Prior to issuing statements, the Trust makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. The Portfolio may obtain an extension of time, of up to one month, to send shareholders in the Portfolio shareholder’s original tax information reporting statement in order to ascertain that the tax status of distributions received are correctly categorized; or the Portfolio will send affected shareholders corrected tax information reporting statement to reflect reclassified information after the Portfolio’s fiscal year end.
SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.
HISTORY OF THE TRUST AND OTHER INFORMATION
The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end, series, management investment company. The Trust currently offers shares of seventeen investment portfolios, each with a different objective and differing investment policies. Each Portfolio except, The Real Estate Securities Portfolio is diversified, as that term is defined in the Investment Company Act. The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in the Prospectuses, shares of the Trust will be fully paid and non-assessable.
The Trust is authorized to issue two classes of shares in each of its Portfolios. HC Strategic Shares and HC Advisors Shares have identical rights and preferences. The differences between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients’ accounts, and the HC Advisors Shares have service fees not applicable to the HC Strategic Shares.
As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.
CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS. The table below shows the name and address of record of each person known to the Trust to hold, as of record or beneficially, 5% or more of shares of the Trust as of September 30, 2011. Persons who owned of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The nature of ownership for each position listed is “Record” unless otherwise indicated. Hirtle Callaghan & Co., LLC (of which the Adviser is a division) may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust’s Portfolios, with respect to which shares Hirtle Callaghan & Co., LLC disclaims beneficial ownership.

		Percent of the HC Strategic
		Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
THE INTERMEDIATE TERM MUNICIPAL BOND PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK. NY 10281	43265538.647	90.31%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	3438876.616	7.18%

THE INSTITUTIONAL VALUE EQUITY PORTFOLIO
THE NORTHERN TRUST CO CUSTODIAN
PO BOX 92956
CHICAGO, IL 60675	15249525.123	20.61%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	19801582.486	26.76%

		Percent of the HC Strategic
		Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO
THE NORTHERN TRUST CO CUSTODIAN
PO BOX 92956
CHICAGO, IL 60675	15176244.331	19.78%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	20252937.191	26.40%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	29162655.326	38.00%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	5145049.236	6.71%

THE INSTITUTIONAL SMALL CAPITALIZATION EQUITY PORTFOLIO
THE NORTHERN TRUST CO CUSTODIAN
PO BOX 92956
CHICAGO, IL 60675	2639889.745	18.51%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	3516748.065	24.65%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	5854497.994	41.04%

		Percent of the HC Strategic
		Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	987037.543	6.92%

THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
THE NORTHERN TRUST CO CUSTODIAN
PO BOX 92956
CHICAGO, IL 60675	34269036.494	19.04%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	48623662.666	27.00%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	69818637.595	38.78%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	12486117.478	6.94%

THE COMMODITY RETURNS STRATEGY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	14944110.83	35.54%

THE NORTHERN TRUST CO CUSTODIAN
PO BOX 92956
CHICAGO, IL 60675	6563049.884	15.61%

		Percent of the HC Strategic
		Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	14322106.906	34.06%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	3472376.3	8.26%

THE CORE FIXED INCOME PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	8411105.625	86.62%

FRONTIER TRUST COMPANY
P O BOX 10758
FARGO, ND 58106	503851.229	5.19%

THE FIXED INCOME OPPORTUNITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	24148794.503	34.80%

THE NORTHERN TRUST CO CUSTODIAN
PO BOX 92956
CHICAGO, IL 60675	13241421.407	19.08%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	20729948.066	29.88%

		Percent of the HC Strategic
		Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
THE SHORT-TERM MUNICIPAL BOND PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	2163887.933	70.33%

SAXON CO
PO BOX 7780-1888
PHILADELPHIA, PA 19182	912082.514	29.64%

THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	5931001.5	86.33%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	781380.849	11.37%

EMERGING MARKETS PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	11802818.902	41.40%

		Percent of the HC Strategic
		Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
THE NORTHERN TRUST CO CUSTODIAN
PO BOX 92956
CHICAGO, IL 60675	5076164.12	17.80%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	2365902.681	8.30%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	7386710.906	25.90%

THE REAL ESTATE SECURITIES PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	2533380.051	30.70%

THE NORTHERN TRUST CO CUSTODIAN
PO BOX 92956
CHICAGO, IL 60675	1918452.5548	23.25%

		Percent of the HC Strategic
		Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	3034805.762	36.78%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	681101.712	8.26%

THE VALUE EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	33599099.268	68.95%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	8028130.246	16.48%

SAXON CO
PO BOX 7780-1888
PHILADELPHIA, PA 19182	2851569.051	5.85%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	2503347.295	5.14%

THE GROWTH EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	37577036.469	70.08%

		Percent of the HC Strategic
		Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	6612889.539	12.33%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	3736588.14	6.97%

SAXON CO
PO BOX 7780-1888
PHILADELPHIA, PA 19182	4109805.613	7.66%

THE SMALL CAPITALIZATION EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	7120973.198	73.54%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	929550.903	9.60%

SAXON CO
PO BOX 7780-1888
PHILADELPHIA, PA 19182	669969.919	6.92%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	576885.87	5.96%

		Percent of the HC Strategic
		Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
THE INTERNATIONAL EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	79911034.422	68.92%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	12726245.117	10.98%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	11678266.221	10.07%

SAXON CO
PO BOX 7780-1888
PHILADELPHIA, PA 19182	6222425.679	5.37%

THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	7703881.541	37.78%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	5725512.587	28.08%

STATE STREET CORPORATION
1776 HERITAGE DR
NORTH QUINCY, MA 02171-2199	2263810.939	11.10%

BANK OF AMERICA
PO BOX 831575
DALLAS, TX 75283-1575	1297620.966	6.36%

		Percent of the HC Strategic
		Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	1096167.337	5.38%

LINERCOURSE & CO
ATTN STS MUTUAL FUND
1200 CROWN COLONY DRIVE
MAIL STOP CC10313
QUINCY, MA 02169	1079184.424	5.29%

THE U.S. GOVERNMENT FIXED INCOME SECURITIES PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	8789993.508	35.93%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	8155975.021	33.34%

STATE STREET CORPORATION
1776 HERITAGE DR
NORTH QUINCY, MA 02171-2199	2208147.319	9.03%

BANK OF AMERICA
PO BOX 831575
DALLAS, TX 75283-1575	1549366.836	6.33%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	1333480.889	5.45%

		Percent of the HC Strategic
		Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
LINERCOURSE & CO
ATTN STS MUTUAL FUND
1200 CROWN COLONY DRIVE
MAIL STOP CC10313
QUINCY, MA 02169	1504084.04	6.15%

THE U.S. MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ATTN MUTUAL FUNDS DEPARTMENT 5TH FLOOR
ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281	8083521.593	34.17%

MAC CO
ATTN MUTUAL FUND OPS
P O BOX 3198 525 WILLIAM PENN PLACE
PITTSBURGH, PA 15230	7767380.534	32.83%

STATE STREET CORPORATION
RETIREMENT PLAN-ERISA
1776 HERITAGE DR
NORTH QUINCY, MA 02171-2199	2293969.908	9.70%

BANK OF AMERICA
PO BOX 831575
DALLAS, TX 75283-1575	1493455.123	6.31%

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456	1276726.233	5.40%

LINERCOURSE & CO
ATTN STS MUTUAL FUND
1200 CROWN COLONY DRIVE
MAIL STOP CC10313
QUINCY, MA 02169	1382522.398	5.84%

POTENTIAL CONFLICTS OF INTEREST. The Trust, the Adviser and each of the Trust’s Specialist Managers, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.
PROXY VOTING
The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of those Portfolios of the Trust that invest primarily in equity securities (the “Equity Portfolios” and the “Institutional Equity Portfolios”) by their Specialist Managers. Accordingly, the Policy delegates to the Specialist Managers that serve the Equity Portfolios and the Institutional Equity Portfolios the responsibility for voting proxies received by the respective Portfolios in a manner that is designed to maximize the value of the shareholders’ interest. The following table provides a summary of the proxy voting policies and procedures adopted by each such Specialist Manager.
It is qualified by the full policy of each Specialist Manager, each of which is available upon request. Information on how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 1-800-242-9596, and (2) on the SEC’s website at http://www.sec.gov.
AllianceBernstein L.P. (“AllianceBernstein”)
Rule 206(4)-6 under the Advisers Act places certain requirements on investment advisers who have voting authority over client securities. The rule requires, among other things, that advisers provide their clients with a description of their voting policies and procedures, disclose to clients where they can get a full copy of the policies and procedures and disclose how they can obtain information about how their adviser voted with respect to their securities. Set forth below is a brief description of AllianceBernstein’s proxy voting policies and instructions regarding how clients may obtain proxy voting information. As a registered investment adviser that exercises proxy voting authority over client securities, AllianceBernstein has a fiduciary duty to vote proxies in a timely manner and make voting decisions that are in its clients’ best interests. In this regard, AllianceBernstein has adopted a Statement of Policies and Procedures for Proxy Voting (the “Proxy Voting Policy”).
The Proxy Voting Policy reflects the policies of AllianceBernstein and its investment management subsidiaries. The Proxy Voting Policy is a set of proxy voting guidelines that are intended to maximize the value of the securities in AllianceBernstein’s client accounts. It describes AllianceBernstein’s approach to analyzing voting issues, identifies the persons responsible for determining how to vote proxies and includes AllianceBernstein’s procedures for addressing material conflicts of interest that may arise between AllianceBernstein and its clients relating to proxy voting. In addition AllianceBernstein has adopted a Proxy Voting Manual that provides further detail into AllianceBernstein’s proxy voting process and addresses a range of specific voting issues.
Clients may obtain a copy of the Proxy Voting Policy, AllianceBernstein’s Proxy Voting Manual, as well as information about how AllianceBernstein voted with respect to their securities by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request to AllianceBernstein L.P., Attn: Chief Compliance Officer, 1345 Avenue of the Americas, New York, NY 10105.

Artisan Partners Limited Partnership (“Artisan”)
Artisan votes proxies in the manner that, in the judgment of Artisan, is in the economic best interests of the Portfolios. The investment philosophy of Artisan is predicated on the belief that the quality of management is often the key to ultimate success or failure of a business. Because Artisan generally makes investments in companies in which Artisan has confidence in the management, the firm generally votes proxies in accordance with management’s recommendation, but may vote against management if, in the judgment of Artisan, the proposal would not enhance shareholder value. In some non-U.S. markets, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates. Generally, Artisan does not vote proxies in those jurisdictions in which doing so might impair Artisan’s ability to implement investment decisions. In order to ensure that material conflicts of interest have not influenced Artisan’s voting process, Artisan has implemented a process to identify such conflicts, document voting decisions where such conflicts are deemed to exist and to review such votes. In such circumstances, members of Artisan’s Proxy Committee generally vote in accordance with the recommendations of a proxy service provider that itself is not conflicted or conducts an independent review of the proposed vote.
BlackRock Financial Management, Inc. (“BlackRock”)
BlackRock has engaged a third-party service provider to assist in the voting of proxies. The guidelines, as adopted by BlackRock, pertaining to the voting of proxies in the best interests of its clients, has been provided to this service provider, who then analyzes all proxy solicitations received for BlackRock clients and makes recommendations as to how the relevant votes should be cast.
Proxies will be based on clients’ best interests and not the product of a conflict. In cases of conflicts, BlackRock typically has ISS — as independent fiduciary — vote the proxies.
BlackRock may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the proposal.
The Boston Company Asset Management, LLC (“TBCAM”)
TBCAM, through its participation on BNY Mellon’s Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, TBCAM seeks to act solely in the best financial and economic interest of the applicable client. TBCAM will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. TBCAM generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. TBCAM will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, TBCAM will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.
TBCAM recognizes its duty to vote proxies in the best interests of its clients. TBCAM seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, TBCAM and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities
All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, are referred to the PPC for discussion and vote. Additionally, the PPC may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. With regard to voting proxies of foreign companies, TBCAM weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.
TBCAM will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request, TBCAM will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.
Breckinridge Capital Advisors, Inc. (“BCA”)
BCA will only be responsible for voting proxies for those municipal bond issues actively managed by BCA. Our policy is to vote client proxies in the interest of maximizing bondholder/shareholder value. To that end, BCA will vote in a way that it believes, consistent with its fiduciary duty, will cause the issue to increase the most or decline the least in value. BCA will consider both the short and long-term implications of the proposal to be voted on when considering the optimal vote.
We have identified no current conflicts of interest between client interests and our own within our proxy voting process. Nevertheless, if Peter B. Coffin determines that he or BCA is facing a material conflict of interest in voting a proxy (e.g., an employee of BCA may personally benefit if the proxy is voted in a certain direction), BCA will convene a Proxy Voting Committee to determine the appropriate vote. Decisions of the Committee must be unanimous. If the Committee cannot reach a unanimous decision, BCA will engage a competent third party, at our expense, who will determine the vote that will maximize shareholder value. As an added protection, the third party’s decision is binding.
We maintain written proxy voting guidelines and records of all proxy actions. Our guidelines are available for review. Our complete voting record is available to our clients. Contact BCA for any questions or to request review of either of these documents.
Capital Guardian Trust Company (“CapGuardian”)
CapGuardian considers proxy voting an important part of its investment management services to clients. The procedures that govern proxy voting activities are reasonably designed to ensure that proxies are voted in a manner that maximizes long-term shareholder value and are in the best interest of CapGuardian’s clients. Proxy issues are evaluated on their merits and are considered in the context of the analyst’s knowledge of a company, its current management, management’s past record and CapGuardian’s general position on the issue.
CapGuardian has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of the analyst and proxy voting committee to make the best decisions in each case, these guidelines are intended only to provide context and are not intended to dictate how issues must be voted. The guidelines are reviewed and updated at least annually by the appropriate proxy voting and investment committees.
Associates in the proxy voting department are responsible for coordinating the voting of proxies and working with outside proxy voting service providers and custodian banks to submit the votes in a timely manner. Standard items, such as the uncontested election of directors, ratification of auditors, adopting reports and accounts and other administrative items, are typically voted with management. All other items are voted in accordance with the decision of the analyst, portfolio managers, the appropriate proxy voting committee or the full investment committee(s) depending on parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates.
Occasionally, CapGuardian may vote proxies where a material client is involved with the proxy. When voting these proxies, CapGuardian analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interests of its clients. A Special Review Committee reviews certain proxy decisions that involve such clients for improper influences on the decision-making process and takes appropriate action, if necessary.
Research analysts must disclose personal conflicts they may have in making a proxy voting recommendation. Members of the proxy voting committee must disclose such conflicts and must not vote on the relevant proxy issue.

PROXY VOTING POLICY AND PROCEDURES
Policy
Capital Guardian Trust Company (“CGTC”) provides investment management services to clients that include, among others, corporate and public pension plans, foundations and endowments, and registered investment companies. CGTC’s Personal Investment Management Division (“PIM”) provides investment management and fiduciary services, including trust and estate administration, primarily to high net-worth individuals and families. CGTC considers proxy voting an important part of those management services, and as such, CGTC seeks to vote the proxies of securities held by clients in accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of CGTC’s clients.
Fiduciary Responsibility and Long-term Shareholder Value
     CGTC’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, CGTC considers those factors that would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, CGTC votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.
     CGTC believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and CGTC’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.
     As the management of a portfolio company is responsible for its day-to-day operations, CGTC believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, CGTC votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. CGTC also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.
Special Review
     From time to time CGTC may vote a) on proxies of portfolio companies that are also clients of CGTC or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited CGTC or its affiliates to support a particular position. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The CGTC Special Review Committee reviews certain of these proxy decisions for improper influences on the decision-making process and takes appropriate action, if necessary.
Procedures
Proxy Review Process
     Associates on the proxy voting team in CGTC’s Portfolio Control department are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies.
The proxy voting team reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year, and certain other administrative items.
All other items are voted in accordance with the decision of the analyst, portfolio managers, the appropriate proxy voting committee or the full investment committee(s) depending on parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of CGTC’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.
CGTC seeks to vote all of its clients’ proxies. In certain circumstances, CGTC may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where CGTC wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to CGTC to vote and therefore are not voted.
CGTC will periodically review voting reports to ascertain, where possible, that votes were cast in accordance with voting instructions.
Proxy Voting Guidelines
     CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.
CGTC’s general positions related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues are reflected below.
•	Corporate governance. CGTC supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.
•	Capital structure. CGTC generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as anti-takeover devices, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.
•	Stock-related compensation plans. CGTC supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, CGTC considers, among other things, the following information, to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, CGTC supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.
•	Corporate social responsibility. CGTC votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.
Special Review Procedures
If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue.
Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc. (CGTC’s indirect parent company), are deemed to be “Interested Clients”. Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee (“SRC”). The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of CGTC’s clients. Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from CGTC’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department.

Any other proxy will be referred to the SRC if facts or circumstances warrant further review.
In cases where CGTC has discretion to vote proxies for shares issued by an affiliated mutual fund, CGTC will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom CGTC does not have discretion to vote proxies.
CGTC’s Proxy Voting Record
Upon client request, CGTC will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which CGTC has proxy voting authority.
Annual Assessment
CGTC will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy and procedures.
Causeway Capital Management LLC (“Causeway”)
Causeway votes the proxies of companies owned by clients who have granted Causeway voting authority. Causeway votes proxies solely in the best interests of clients in accordance with its Proxy Voting Policies and Procedures. Causeway’s policies and procedures are designed to ensure, to the extent feasible, that votes cast are consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution.
Causeway recognizes that a company’s management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management’s proposals or positions. Under its guidelines, Causeway generally votes for distributions of income, appointment of auditors, director compensation (unless deemed excessive), management’s slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. Causeway generally votes with management on social issues because it believes management is responsible for handling them. Causeway generally votes against anti-takeover mechanisms and generally opposes cumulative voting and attempts to classify boards of directors. Causeway votes other matters—including equity -based compensation plans—on a case-by-case basis.
Causeway’s interests may conflict with clients on certain proxy votes where Causeway might have a significant business or personal relationship with the company or its officers. Causeway’s chief operating officer in consultation with the general counsel shall determine if a vote involves a material conflict of interest. If so, Causeway may obtain instructions or consent from the client on voting or will vote in accordance with a “for” or “against” or “with management” guideline if one applies. If no such guideline applies, Causeway will follow the recommendation of an independent third party such as Institutional Shareholder Services.
Non-U.S. proxies may involve a number of problems that restrict or prevent Causeway’s ability to vote. As a result, clients’ non-U.S. proxies will be voted on a best efforts basis only. In addition, Causeway will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.
Cupps Capital Management, LLC (“Cupps”)
The fundamental guideline followed by Cupps Capital in voting proxies is to make every effort to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. Absent special circumstances of the types described below, it is the policy of Cupps to exercise its proxy voting discretion in accordance with the guidelines set forth in its Proxy Voting Guidelines. The Proxy Voting Guidelines are applicable to the voting of domestic and global proxies.
Cupps Capital subscribes to the services of Institutional Shareholder Services (“ISS”), an unaffiliated third party proxy vendor that provides in-depth analysis of shareholder meeting agendas, vote recommendations and administrative assistance. ISS maintains written guidelines to reflect its current vote recommendations. Cupps has worked with ISS to establish written instructions on when ISS should vote proxies according to its written guidelines and when ISS must contact Cupps Capital for a vote decision (“Proxy Voting Guidelines”).

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, Cupps Capital may instruct ISS to vote a proxy contrary to the Proxy Voting Guidelines if it is determined that such action is in the best interests of the clients/beneficiaries. In exercising its voting discretion, Cupps may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote.
Cupps Capital may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. Conflicts of interest will be handled in various ways depending on the type and materiality.
Frontier Capital Management Company, LLC (“Frontier”)
Frontier seeks to vote proxies to maximize the long-term value of its clients’ assets and to cast votes that it believes to be fair and in the best interest of the affected client(s).
Frontier has contracted with Glass Lewis & Co. (“Glass Lewis”) and ADP Financial Services, Inc. (“ADP”) to provide assistance in voting proxies for its clients. Glass Lewis provides Frontier with vote recommendations according to pre-determined proxy voting guidelines.
Under normal circumstances, Frontier is not expected to exercise its voting discretion or to override Glass Lewis’s vote recommendations. This removes any conflicts of interest Frontier may have that may affect how it votes on an issuer’s proxy, such as when Frontier votes a proxy solicited by an issuer who is a client of Frontier’s or with whom Frontier has another business or personal relationship.
In instances in which Frontier wishes to override Glass Lewis’s vote recommendations, Frontier’s Proxy Voting Committee will determine whether a material conflict of interest exists. If such a conflict does exist, then the Proxy Voting Committee may elect to vote the proxy in accordance with Glass Lewis’s recommendations or it will not take into consideration the conflicting relationship and will vote in the clients’ best interest. If the Committee determines that a material conflict does not exist, then Frontier will vote the proxy in its discretion.
Institutional Capital, LLC (“ICAP”)
ICAP’s proxy voting policies generally provide that the firm’s proxy committee will oversee the operation of the proxy voting policies and that the analyst who follows the company will decide how to vote proxies on various issues on a case-by-case basis, with the intention being to vote proxies in the best interest of client accounts. ICAP has adopted proxy voting guidelines that may be employed when considering how to vote proxies. Proxy solicitations that might involve a conflict of interest between ICAP and client interests will be handled by the proxy committee in one of the following ways:
1. Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on ICAP’s part;
2. Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service; or
3. Disclose the conflict to the client and obtain the client’s direction to vote the proxies.
IronBridge Capital Management LP (“IronBridge”)
IronBridge has engaged a third-party vendor, Risk Metrics Group (“RMG”), to vote proxy statements and maintain all proxy records with respect to its clients. Proxy ballots will be voted in accordance with RMG voting guidelines. Due to the fact that RMG is an independent, qualified third party, IronBridge believes that votes effected by RMG are not, and cannot be, a product of a conflict of interest.

Jennison Associates LLC (“Jennison”)
Jennison Associates LLC Proxy Voting Policy Summary
Conflicts of interest may also arise in voting proxies. Jennison Associates LLC (“Jennison”) has adopted a proxy voting policy to address these conflicts. Jennison actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client.. Secondary consideration is permitted to be given to the public and social value of each issue. For purposes of this policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Any vote that represents a potential material conflict is reviewed by Jennison Compliance and referred to the Proxy Voting Committee to determine how to vote the proxy if Compliance determines that a material conflict exists.
In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking”, where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.
In an effort to discharge its responsibility, Jennison has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, Jennison has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. Jennison will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to Jennison as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while Jennison may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor Jennison’s Guidelines. The proxy voting vendor will cast votes in accordance with Jennison’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if Jennison has accepted direction from a Client, in accordance with the Client’s Guidelines.
In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e., “wrap”) where the securities are not held elsewhere in the firm, Jennison has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Jennison’s guidelines. Additionally, in those circumstances where no specific Jennison guideline exists, Jennison will vote using the recommendations of the proxy voting vendor.
For securities on loan pursuant to a client’s securities lending arrangement, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if possible, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, the process must be initiated PRIOR to the record date of the proxy. This is extremely difficult to accomplish as Jennison is rarely made aware of the record date in advance.
It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.
These procedures are intended to provide Jennison with the reasonable assurance that all clients’ accounts are being treated fairly so that no one client’s account is systematically advantaged.

Lazard Asset Management LLC (“Lazard”)
Information Regarding Lazard’s Proxy Voting Policies
A. Introduction
As a fiduciary, Lazard Asset Management LLC (“Lazard”) is obligated to vote proxies in the best interests of its clients. Lazard has adopted a written policy (the “Policy”) that is designed to ensure that it satisfies its fiduciary obligation. Lazard has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interest, and within the framework of that Policy.
Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies and other collective investment vehicles. Absent specific guidelines provided by a client, Lazard’s policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, Lazard must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.
B. Administration and Implementation of Proxy Voting Process
Lazard’s proxy-voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal and Compliance Department and by a Proxy Committee consisting of senior Lazard officers. To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.
Lazard’s Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the “Approved Guidelines”). These Approved Guidelines provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis. Lazard believes that its portfolio managers and global research analysts with knowledge of the company (“Portfolio Management”) are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management’s recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee’s final determination. The Manager of ProxyOps may also consult with Lazard’s Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.
C. Types of Proposals
Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Lazard’s Proxy Committee has developed Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time. Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted and an Approved Guideline will be adopted if appropriate.
D. Conflicts of Interest
Lazard’s Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for Lazard. Should the appearance of such a conflict exist, Lazard will seek to alleviate the conflict by voting consistent with pre-approved guidelines (to vote for or against), or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. Currently, when a material conflict, or the appearance of a material conflict, arises regarding a proposal, and the Approved Guideline is to vote case-by-case, Lazard defers to the recommendation provided by an independent source, Institutional Shareholder Services (“ISS”). This allows Lazard to ensure that a vote is not influenced by a material conflict of interest, and nevertheless receive the benefit of ISS’s thorough analysis and recommendation designed to further long-term shareholder value. If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source, Glass Lewis, that provides proxy voting advisory services, and will defer to the majority recommendation.
E. How to Obtain Information
A copy of Lazard’s Proxy Voting Policy is available on request. If you would like to receive a copy of the Proxy Voting Policy, or information about how Lazard voted securities held in your account, you should contact your Lazard representative, or, alternatively, you can call Richard Kowal, Lazard’s Proxy Administrator, at (212) 632-6985. If Lazard manages your account through a Separately Managed Account program, you should contact your financial advisor, who will be able to obtain the information for you.
Mellon Capital Management Corporation (“Mellon Capital”)
Mellon Capital, through its participation on The Bank of New York/Mellon Corporation’s Proxy Policy Committee, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Mellon Capital generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Mellon Capital will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals.
On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues.
All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.
Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for The Bank of New York/Mellon Corporation securities and affiliated mutual fund securities.
Pacific Management Investment Company LLC (“PIMCO”)
DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES
Pacific Investment Management Company LLC (“PIMCO”) has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.
The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.
PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.
Clients may obtain a copy of PIMCO’s written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client’s proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client’s proxy. In addition, a client may obtain copies of PIMCO’s Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.
Pzena Investment Management LLC (“Pzena”)
Pzena subscribes to RiskMetrics Group’s (“RiskMetrics”) proxy monitoring and voting agent service. However, Pzena retains ultimate responsibility for instructing RiskMetrics how to vote proxies on behalf of a Portfolio, and applies its own proxy voting guidelines, which are summarized below. If Pzena does not issue instructions for a particular vote, RiskMetrics will vote in accordance with Pzena’s guidelines or with management if Pzena’s guidelines do not address the proxy item. If it appears that a material conflict of interest has arisen, Pzena’s Chief Compliance Office will convene a meeting of its proxy voting committee to determine whether a conflict of interest exists and how that conflict should be resolved.
Pzena’s general positions on various proposals are as follows:
Director Matters — Pzena evaluates director nominees individually and as a group based on its own assessments and RiskMetrics’ recommendations. Pzena generally withholds votes from any insiders on audit, compensation or nominating committees, and from any insiders and affiliated outsiders with respect to boards that do not have majority independent directors.
Shareholder Rights — Pzena generally opposes classified boards and any other proposals designed to eliminate or restrict shareholders’ rights. Pzena supports anti-takeover measures that are in the best interests of shareholders, but opposes poison pills and other anti-takeover measures that entrench management or thwart the maximization of investment returns.
Compensation and Benefits Plans — Pzena generally supports incentive plans under which 50% or more of the shares awarded to top executives are tied to performance goals. Pzena votes against golden parachute or other incentive compensation arrangements which it deems excessive or unreasonable, which it considers to be significantly more economically attractive than continued employment, or which are triggered solely by the recipient (e.g. resignation).
Auditors — Pzena generally votes with management with respect to the appointment of auditors, so long as management is in compliance with current regulatory requirements focused on auditor independence and improved Board and committee representation.

Seix Investment Advisors LLC (“Seix”)
Seix has a Proxy Committee (the “Committee”) that is responsible for establishing policies and procedures designed to ensure that the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary Client accounts. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all Client accounts and product lines.
After a review of established service providers including size, experience and technical capabilities, RidgeWorth Capital Management, Inc. (“RidgeWorth”) contracted with Glass Lewis & Co. (“Glass Lewis”) on behalf of itself and various wholly-owned subsidiaries, including Seix, as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm’s proxy voting processes/procedures, which include, but are not limited to:
1.	The collection and coordination of proxy material from each custodian for each of Seix’s Clients;

2.	The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each of Seix’s Clients, in accordance with Seix’s proxy policies and the Committee’s direction; and

3.	Required record keeping and voting record retention of all proxy voting on behalf of Seix’s Clients.
As reflected in Seix’s proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its Clients as shareholders and beneficiaries to those actions.
The Committee will retain the ability to consider Client specific preferences and/or develop and apply criteria unique to Seix’s Client base and product lines, where appropriate. As needed, this information will be communicated to Glass Lewis as Seix’s agent to ensure that the relative shares proxies will be voted accordingly. RidgeWorth has reviewed Glass Lewis’ capabilities as agent for the administrative services above and is confident in its abilities to effectively provide these services. RidgeWorth and Seix will monitor such capabilities on an ongoing basis.
In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Seix discretionary investment management Clients.
As indicated above, the Committee utilizes the services of Glass Lewis, an independent third party agent, to assist with facilitating the administrative, clerical, functional, and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Seix maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to “Taft Hartley” plans and relationships. Employee Retirement Income Security Act of 1974 (“ERISA”) accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.
Seix provides and maintains the following standard proxy voting policies:
•	Seix U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)

•	Seix Taft Hartley Proxy Policy

•	Seix Global/International Proxy Policy
These policies are available as described below. Both brief and extended summaries are available for the Seix Taft Hartley Proxy Policy and Seix Global/International Proxy Policy.
The Committee’s process includes a review and evaluation of relevant information related to the issuer’s proxy, applying the firm’s proxy voting policy in a prudent and appropriate manner and ensuring votes are cast in the best interest of our Clients.
Under the Seix Global/International Proxy Policy, the Committee generally votes in a manner similar to that recommended by Glass Lewis for an account’s international holdings including, to the extent permitted by law, ERISA accounts international holdings. In this regard RidgeWorth and Seix have reviewed, and will monitor, Glass Lewis’ capabilities and conflict policies with respect to international securities proxy vote recommendations.

Please contact the Chief Compliance Officer at Seix Investment Advisors LLC, 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458; or via telephone at (201) 391-0300 for further information, questions and/or concerns regarding Seix’s Proxy Policy; or to receive a complete copy of the Policy.
Conflicts of Interest
Due to its diversified Client base, numerous product lines and affiliation with SunTrust, and its subsidiaries, the Proxy Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.
Although Seix utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:
1.	Retain an independent fiduciary to vote the shares; and/or

2.	Send the proxy material to the Client (in the case of Mutual Funds, the Mutual Funds’ shareholders) so it may vote the proxies.
Although Seix does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.
Standish Mellon Asset Management Company LLC (“Standish”)
Standish, through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Standish seeks to act solely in the best financial and economic interest of the applicable client. Standish will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Standish generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Standish will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Standish will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.
Standish recognizes its duty to vote proxies in the best interests of its clients. Standish seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Standish and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.
All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Standish weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.
In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders. Standish will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request, Standish will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.
SSgA Funds Management, Inc. (“SSgA FM”)
SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).
Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team. FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:
1)	describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)	matches proxies received with holdings as of record date;

5)	generally applies its proxy voting policy consistently and keeps records of votes for each client;

6)	documents the reason(s) for voting for all non-routine items; and

7)	keeps records of such proxy voting available for inspection by the client or governmental agencies.
Process
SSgA FM retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance, to support our proxy voting process. SSgA FM utilizes ISS’s services in three ways: (1) as SSgA FM’s proxy voting agent (providing SSgA FM with vote execution and administration services); (2) applying SSgA FM’s Proxy Voting Guidelines; and (3) provides research and analysis relating to general corporate governance issues and specific proxy items.
On most routine proxy voting items (e.g., retention of auditors), ISS will effect the proxy votes in accordance with the Proxy Voting Guidelines and our standing instructions, which the SSgA FM Corporate Governance Team reviews with ISS on an annual basis or on a case-by-case basis as required. The guidance permits ISS to apply the Proxy Voting Guidelines without consulting us on each proxy and in a manner that is consistent with our investment view. On matters not directly covered by the Proxy Voting Guidelines, and we conclude there is no likelihood of impacting shareholder value, ISS may effect proxy votes in accordance with its own recommendations.
In other cases, the Corporate Governance Team will evaluate the proxy solicitation to determine how to vote consistent with SSgA FM’s investment views and to maximize the value of our client accounts. In general, the Corporate Governance Team will engage in this additional review for:
(i)	proxies that involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); and

(ii)	proxies that are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.
In some instances, the SSgA FM Corporate Governance Team may refer significant issues which are not addressed by our Proxy Voting Guidelines or guidance to ISS to the SSgA FM PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the SSgA FM PRC, the SSgA FM Corporate Governance Team will examine whether there is a material conflict of interest between the interests of our client and those of SSgA FM or its affiliates (as explained in greater detail below under “Conflict of Interest”). If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients (i.e., to maximize the economic value of our clients’ securities).
From time to time, SSgA FM will review a proxy which may present a potential conflict of interest. In general, we do not believe matters that fall within our Proxy Voting Guidelines and are voted consistently with the Proxy Voting Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity; however, where matters do not fall within our Proxy Voting Guidelines or where we believe that voting in accordance with the Proxy Voting Guidelines is unwarranted, we conduct an additional review to determine whether there is a conflict of interest. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a serious concern to warrant an alternative process: (1) clients of SSgA FM or its affiliates which are among the top 100 clients of State Street Corporation or its affiliates based upon revenue; and (2) the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).
In circumstances where either (i) the matter does not fall clearly within the Proxy Voting Guidelines or (ii) SSgA FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Director of SSgA FM’s Corporate Governance Team will determine whether a Material Relationship exists. If so the matter is referred to the SSgA FM PRC. The SSgA FM PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the SSgA FM PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the SSgA Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.
SSgA FM reviews proxies of non-US issuers consistent with our Principles and Proxy Voting Guidelines; however, SSgA FM also endeavors to show sensitivity to local market practices when voting non-US proxies. This may lead to contrasting votes as corporate governance standards, disclosure requirements and voting mechanics differ from market to market. We will vote issues in the context of our Proxy Voting Guidelines, as well as local market standards, where appropriate.
SSgA FM votes in all markets where it is feasible; however, SSgA FM may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, or where issuer-specific special documentation is required or various market or issuer certifications are required. SSgA FM is unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction or when they charge a meeting specific fee in excess of the typical custody service agreement.
SSgA FM conducts issuer engagement activity to support SSgA FM’s voting principles. SSgA FM believes engagement with portfolio companies is often the most active and productive way shareholders can exercise their ownership rights, with the goal of increasing shareholder value. SSgA FM regularly engages with companies to discuss corporate governance issues and to provide insight about the principles and practices that drive our voting decisions. In our discussions, we highlight the attributes and practices that we believe enhance the quality of corporate governance at companies. Some engagement topics include takeover defenses, merger transactions, proxy contests, board elections, sustainability issues, executive compensation, equity compensation plans and other topical issues of interest to our clients as shareholders. Through our discussions, we seek to strengthen the quality of corporate governance with boards and management, which can also help protect shareholder value.
The SSgA FM Governance Team is dedicated to providing governance research, analysis, issuer engagement and voting services. The SSgA FM Governance Team has no fixed set of priorities that dictate engagement practices. Instead, we view engagement practices as being dependent upon facts and circumstances, while giving consideration to the size of our total position of the issuer and/or the potential negative governance practices, performance profile, and circumstance at hand.
A copy of SSgA FM’s written Proxy Policy and the factors that SSgA FM may consider in determining how to vote a proxy may be obtained by contacting SSgA FM.

Sustainable Growth Advisers, L.P. (“SGA”)
SGA’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients, material conflicts are avoided and fiduciary obligations are fulfilled. The policy and procedures are updated as appropriate to take into account developments in the law, best practices in the industry, and refinements deemed appropriate by SGA. Material conflicts are resolved in the best interest of the clients or in accordance with specific client directives.
Designated individuals are assigned the duties of receiving and reviewing proxies. These individuals ensure that proxies are voted only for those clients that have designated this authority to SGA.
It is the policy of SGA to generally vote with management on routine matters affecting the future of the corporation. Occasionally, however when merger proposals or other corporate restructuring are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk. Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of our clients. An assessment is made to determine the extent to which there may be a material conflict between the adviser’s interests and those of the client. If conflicts arise, SGA will vote in accordance with its pre-determined policies.
There may be occasions (although SGA anticipates they would be rare) where the proxy guidelines or policies of one of the managed accounts may conflict with SGA’s general guidelines or with the guidelines or policies of another managed account. In such a case, it is SGA’s policy to attempt to comply with each of the different client policies so long as, in doing so, SGA continues to comply with ERISA and any other applicable law, regulation and policy. In order to achieve compliance with differing guidelines or policies, it may be necessary to vote the proxies on a proportionate basis (based on number of shares held). If there is to be a departure from a client’s proxy voting policy or guidelines, a Principal of SGA will contact the designated representative at the client to address and resolve the situation as appropriated.
Wellington Management Company, LLP (“Wellington Management”)
The Funds for which Wellington Management serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policy and Procedures. Wellington Management’s Corporate Governance Committee is responsible for the review and oversight of the firm’s Global Proxy Policy and Procedures. The Corporate Governance Group within Wellington Management’s Investment Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund’s portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.
Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote.
Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
PricewaterhouseCoopers LLP serves as the Trust’s independent registered public accounting firm. The Trust’s financial statements as of June 30, 2011 have been audited by PricewaterhouseCoopers LLP whose address is 41 South High Street, Suite 2500, Columbus, OH, 43215. Such financial statements and accompanying report are set forth in the Trust’s Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

RATINGS APPENDIX
RATINGS FOR CORPORATE DEBT SECURITIES

Moody’s Investors Service, Inc.	Standard & Poor’s Ratings Services

Aaa	AAA

Judged to be of the best quality; smallest degree of investment risk.	This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

Aa	AA

Judged to be of high quality by all standards; together with Aaa group, comprise what are generally known as “high grade bonds.”	Also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A	A

Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Strong capacity to pay principal and interest, although securities in this category are somewhat upper medium grade more susceptible to the adverse effects of changes in circumstances and economic conditions.

Baa	BBB

Medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for present but certain protective elements may be lacking or unreliable over time. Lacking in outstanding investment characteristics and have speculative characteristics as well.
Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba	BB

Judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may every moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.
Bonds rated BB are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

B	B

Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.	Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Caa	CCC

Of poor standing, such issues may be in default or there may be present elements of danger with respect to principal or interest.	Bonds rated CCC have a current vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Ca	CC

Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.	Bonds rated CC have a current high vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C	C

The lowest rated class; can be regarded as having extremely poor prospects of ever attaining any real investment standing.	The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI

Reserved for income bonds on which no interest is being paid.

D

In payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

RATINGS FOR MUNICIPAL SECURITIES
The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for short term municipal notes:
     SP-1 — Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.
     SP-2 — Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.
The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for short term notes:
     MIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
     MIG-1 — Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.
RATINGS FOR COMMERCIAL PAPER
The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for commercial paper:
     Commercial Paper rated A-1 by Standard & Poor’s Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.
The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for commercial paper:
     The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STATEMENT OF ADDITIONAL INFORMATION
HC Advisors Shares
November 1, 2011
HC CAPITAL TRUST
FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, SUITE 500
WEST CONSHOHOCKEN, PA 19428-2970
This Statement of Additional Information is designed to supplement information contained in the Prospectus relating to HC Capital Trust (“Trust”). The Trust is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of a discretionary investment advisory agreement. It generally oversees the services provided to the Trust. HC Capital Solutions is a separate operating division of Hirtle Callaghan & Co., LLC (the “Adviser”). This document although not a Prospectus, is incorporated by reference in its entirety in the Trust’s Prospectuses and should be read in conjunction with the Trust’s Prospectuses dated November 1, 2011. A copy of those Prospectuses is available by contacting the Trust at (800) 242-9596.

Ticker Symbol
The Value Equity Portfolio	HCVPX
The Institutional Value Equity Portfolio	HCEIX
The Growth Equity Portfolio	HCGWX
The Institutional Growth Equity Portfolio	HCIWX
The Small Capitalization Equity Portfolio	HCSAX
The Institutional Small Capitalization Equity Portfolio	HCISX
The Real Estate Securities Portfolio	HCRSX
The Commodity Returns Strategy Portfolio (formerly, The Commodity Related Securities Portfolio)	HCCAX
The International Equity Portfolio	HCIAX
The Institutional International Equity Portfolio	HCITX
The Emerging Markets Portfolio	HCEPX

The Core Fixed Income Portfolio	HCFNX

The Fixed Income Opportunity Portfolio	HCFOX
The U.S. Government Fixed Income Securities Portfolio	HCUAX
The U.S. Corporate Fixed Income Securities Portfolio	HCXAX
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCAAX
The Short-Term Municipal Bond Portfolio	HCSTX
The Intermediate Term Municipal Bond Portfolio	HCIBX
The Intermediate Term Municipal Bond II Portfolio	HCBAX
This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.
The Trust’s Annual Report to Shareholders dated June 30, 2011 and Semi-Annual Report dated December 31, 2010 accompanies this Statement of Additional Information and is incorporated herein by reference. The date of this Statement of Additional Information is November 1, 2011.

TABLE OF CONTENTS

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading
Management of the Trust	3	Management of the Trust

Further Information About the Trust’s Investment Policies	21	Investment Risks and Strategies

Investment Restrictions	53	Investment Risks and Strategies

Additional Purchase and Redemption Information	56	Shareholder Information

Portfolio Transactions and Valuation	56	Shareholder Information

Dividends, Distributions and Taxes	101	Shareholder Information

History of the Trust and Other Information	104	Management of Trust

Proxy Voting	107	N/A

Independent Registered Public Accounting Firm and Financial Statements	123	Financial Highlights

Ratings Appendix	124	N/A

2

MANAGEMENT OF THE TRUST
GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of six members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board members are senior officers or directors of the Adviser and are thus considered “interested persons” of the Trust for purposes of the Investment Company Act. These Board members are referred to as “Affiliated Trustees.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.
Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”
OFFICERS AND AFFILIATED TRUSTEES. The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

				NUMBER OF
		TERM OF		PORTFOLIOS	OTHER
	POSITION(S)	OFFICE; TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Donald E. Callaghan* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 65	Trustee and President	Indefinite; Since 7/20/95	Mr. Callaghan is retired. Prior to December 31, 2007 he was a Principal of Hirtle Callaghan Holdings, Inc. He continues to serve on that company’s Board of Managing Members.	19	None

Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 49	Trustee; Vice President & Treasurer	Indefinite; Trustee since 4/30/07; Vice President and Treasurer since 7/20/95	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of the Adviser. He has been with that company for more than the past five years.	19	None

Christopher Lewis Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Age: 40	Chief Compliance Officer	Indefinite; Since 6/14/2011	Mr. Lewis has been the General Counsel and a Director at Alaric since January 2009. Prior to that he was a Partner at Thacher Proffitt and Wood LLP from September 2004 through December 2008.	19	NA

3

NUMBER OF
		TERM OF		PORTFOLIOS	OTHER
	POSITION(S)	OFFICE; TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Kristin Schantz Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 32	Secretary	Indefinite; Since 12/10/09	Ms. Schantz has been an Assistant Vice President with Citi Fund Services Ohio, Inc. since January 2008. Prior to that she was an Assistant Vice President at Bank of America Corporation from September 2006 to January 2008 and Assistant Counsel at BISYS Fund Services Ohio, Inc. from October 2005 to September 2006.	19	NA

*	Mr. Callaghan and Mr. Zion may be deemed to be “interested persons,” of the Adviser as that term is defined by the Investment Company Act, as a result of their past or present positions with the Adviser or its affiliates.

**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

				NUMBER OF
		TERM OF		PORTFOLIOS	OTHER
	POSITION(S)	OFFICE; TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 68	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	19	Old Mutual Advisors Funds I & II

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 72	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	19	Atlas Energy LP

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 66	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	19	Franklin Square Energy and Power Fund

Richard W. Wortham, III The Wortham Foundation, Inc. 2727 Allen Parkway — Suite 1570 Houston, TX 77019-2125 Age: 73	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Secretary and Treasurer of The Wortham Foundation and has been a Trustee for more than the past five years.	19	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

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The Independent Trustees identified in the tables above have served together on the Trust’s Board for 6 years. Taken as a whole, the Board represents a broad range of business and investment experience, as well as professional skills. Mr. Magarick has extensive experience in public accounting, tax and internal controls and was previously a Partner with BDO Seidman, LLP. Mr. Kling, who holds a B. S. from the Wharton School of The University of Pennsylvania, has over 40 years of experience in investment management and as a co-founder of ING Real Estate Securities, LLC, has extensive experience in the distribution of investment products. Mr. Williams brings to the Board the experience of a long term business owner, having founded, owned and operated a company that became, during his tenure, the country’s largest distributor of certain industrial equipment, as well as a market leader in pharmaceutical, commercial construction and other business segments. Mr. Wortham has over three decades of executive management experience, having served as a Trustee of The Wortham Foundation, a private philanthropic foundation with assets of approximately $260 million. He is also a life trustee of the Museum of Fine Arts Houston, serving on the executive, finance, investment and audit committees, and is a director of a large electrical transmission and distribution company. Among the Affiliated Trustees, Mr. Callaghan, who holds an MBA from the Wharton School of The University of Pennsylvania, is a co-founder of Hirtle Callaghan Holdings, Inc. and, for more than 20 years, served in executive and investment capacities with that firm and/or its affiliated companies. Mr. Zion, who was a certified public accountant with Coopers & Lybrand LLP prior to joining the Hirtle Callaghan organization, has similarly served in executive capacities with companies affiliated with Hirtle Callaghan & Co., LLC for more than ten years.
COMMITTEES OF THE BOARD OF TRUSTEES. The Board has established several committees to assist the Trustees in fulfilling their oversight responsibilities.
The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2011. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the candidate’s knowledge of the mutual fund industry, educational background and experience and the extent to which such experience and background would enable the Board to maintain a diverse mix of skills and qualifications. Additionally, the entire Board, annually performs a self-assessment with respect to its current members, which includes a review of their backgrounds, professional experience, qualifications and skills.
The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held 5 meetings during the fiscal year ended June 30, 2011. Mr. Magarick currently serves as the Audit Committee Chairman.
Compliance and Risk Oversight Process. The Trustees overall responsibility for identifying and overseeing the operational, business and investment risks inherent in the operation of the Trust is handled by the Board as a whole and by the Board’s Audit Committee, particularly with respect to valuation and accounting matters. To assist them in carrying out their oversight responsibilities, the Trustees receive, in connection with each of the Board’s regular quarterly meetings, regular reports from the Trust’s Administrator with respect to portfolio compliance, fund accounting matters and matters relating to the computation of the Trust’s net asset value per share. The Trustees also receive reports, at least quarterly, from the Trust’s Chief Compliance Officer or “CCO”. These reports, together with presentations provided to the Board at its regular meetings and regular compliance conference calls (normally monthly) among the Advisor, the CCO and the Chair of the Board’s Audit Committee, are designed to keep the Board informed with respect to the effectiveness of the Trust’s overall compliance program including compliance with stated investment strategies, and to help ensure that the occurrence of any event or circumstance that may have a material adverse affect on the Trust are brought promptly to the attention of the Board and that appropriate action is taken to mitigate any such adverse effect. Additionally, the full Board annually receives a report from the Trust’s CCO and both the full Board and, at the discretion of the Independent Trustees, the Independent Trustees separately meet with the CCO for the purpose of discussing the extent to which the Trust’s overall compliance program is reasonably designed to detect and prevent violations of the federal securities laws and assessing the effectiveness of the overall compliance program. Additionally, both the Board, and the Audit Committee (or, Audit Committee Chair) meet at least annually with the Trust’s independent public accounting firm. As indicated above, the Audit Committee is comprised solely of Independent Trustees and the Audit Committee and its Chair are regular participants in the compliance and risk oversight process. To date, the Board has not found it necessary to specifically identify a “lead trustee” or to elect, as the Board’s Chairman, an Independent Trustee, although the Board reserves the right to do so in the future.

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COMPENSATION ARRANGEMENTS. Since January 1, 2011, each of the Independent Trustees has been entitled to receive from the Trust a fee of (i) $50,000 per year; (ii) an additional $10,000 for each regular and special in person Board meeting attended by him (regardless of whether attendance is in person or by telephone), plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; (iii) $2,500 for each Audit Committee Meeting attended in person or telephonically and (iv) $2,500 per each regular and special telephonic meeting attended by him, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings. Committee Chairs receive an additional $10,000 annual fee. The Affiliated Trustees and the Trust’s officers receive no compensation from the Trust for performing the duties of their respective offices. The table below shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2011 (excluding reimbursed expenses).

	AGGREGATE		ESTIMATED BENEFITS
	COMPENSATION FROM	PENSION RETIREMENT	UPON RETIREMENT FROM	TOTAL COMPENSATION
NAME	TRUST	BENEFITS FROM TRUST	TRUST	FROM TRUST
Jarrett Burt Kling	$120,000	none	none	$120,000
Harvey G. Magarick	$130,000	none	none	$130,000
R. Richard Williams	$120,000	none	none	$120,000
Richard W. Wortham, III	$120,000	none	none	$120,000
TRUSTEE OWNERSHIP OF SECURITIES OF HC CAPITAL TRUST. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Portfolios as of December 31, 2010. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s Portfolios held by members of a Trustee’s immediate family. As of September 30, 2011, all of the officers and trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the respective Portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of the Adviser and shareholders of the Trust.

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	DONALD. E.		JARRETT BURT	HARVEY G.	R. RICHARD	RICHARD W.
	CALLAGHAN	ROBERT J. ZION	KLING	MAGARICK	WILLIAMS	WORTHAM, III
		*				**
The Value Equity Portfolio	a	c	e	d	e	a

The Institutional Value Equity Portfolio	e	e	a	d	a	a

The Growth Equity Portfolio	a	d	e	d	e	a

The Institutional Growth Equity Portfolio	e	e	a	e	a	a

The Small Capitalization Equity Portfolio	a	c	c	b	e	a

The Institutional Small Capitalization Equity Portfolio	e	d	a	c	a	a

The Real Estate Securities Portfolio	c	a	a	c	a	a

The Commodity Returns Strategy Portfolio	d	a	c	b	e	a

The International Equity Portfolio	a	c	e	e	e	a

The Institutional International Equity Portfolio	e	e	a	e	a	a

The Emerging Markets Portfolio	e	e	e	d	a	a

The Core Fixed Income Portfolio	a	a	a	e	a	a

The Fixed Income Opportunity Portfolio	a	a	a	e	a	a

The U.S. Government Fixed Income Securities Portfolio	a	a	a	a	a	a

The U.S. Corporate Fixed Income Securities Portfolio	a	a	a	b	a	a

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	a	a	a	a	a	a

The Short-Term Municipal Bond Portfolio	a	a	a	c	a	a

The Intermediate Term Municipal Bond Portfolio	a	a	e	e	a	a

The Intermediate Term Municipal Bond II Portfolio	a	a	a	a	a	a

AGGREGATE DOLLAR RANGE OF TRUST SHARES	e	e	e	e	e	a
NOTE:
     a = None
     b = $1 — $10,000
     c = $10,001 — $50,000
     d = $50,001 — $100,000
     e = Over $100,000

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* Mr. Zion is also a trustee of a Revocable Trust which held shares as of December 31, 2010 of the following Portfolios: The Intermediate Term Municipal Bond Portfolio, which holdings had a value at December 31, 2010 of between $10,001 — $50,000; holdings in The Value Equity and The International Equity Portfolios, which holdings had values at December 31, 2010 of between $50,001 - $100,000 and holdings in The Growth Equity and The Emerging Markets Portfolios, which holdings had values at December 31, 2010 of over $100,000. Mr. Zion disclaims beneficial ownership of the Trust.
** Mr. Wortham serves as a trustee for the Wortham Foundation which held shares as of December 31, 2010 of over $100,000 in each of The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio and The Institutional International Equity Portfolio. Mr. Wortham has no beneficial interest in the Foundation.
MULTI-MANAGER STRUCTURE. As noted in the Prospectus, each of the Trust’s Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to combine two or more investment styles. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Adviser, under the oversight of the Board, to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selections processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers. At present, the Value Equity, Growth Equity, Small Capitalization Equity, International Equity, Emerging Markets, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization Equity, Institutional International Equity, Fixed Income Opportunity and Commodity Returns Strategy Portfolios each employ the multi-manager structure.
Engagement and Termination of Specialist Managers. The Board is responsible for making decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, the Adviser may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager’s firm; (b) acquisition of the Specialist Manger by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance relative to the relevant benchmark index.
The Board’s authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act, however, provides for an exception from the provisions of Section 15(a). The rule permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading “Management of the Trust: Investment Advisory Arrangements.” The Board has authorized the Trust’s officers to request an order from the SEC that would exempt the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act. If issued, such an order would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The shareholders of each Portfolio have approved this structure. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any Portfolio unless the approval of the shareholders of that Portfolio is first obtained. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure. There can be no assurance that the requested order will be issued by the SEC.
Allocation of Assets Among Specialist Managers. The Adviser is responsible for determining the level of assets that will be allocated among the Specialist Managers in those Portfolios that are served by two or more Specialist Managers. The Adviser and the Trust’s officers monitor the performance of both the overall Portfolio and of each Specialist Manager and, from time to time, may make

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changes in the allocation of assets to the Specialist Managers that serve a particular Portfolio. For example, a reallocation may be made in the event that a Specialist Manager experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager, as a result of personnel changes within the manager’s organization or in connection with the engagement of an additional Specialist Manager for a particular Portfolio.
INVESTMENT ADVISORY ARRANGEMENTS. The services provided to the Trust by the Adviser and by the various Specialist Managers are governed under the terms of written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.
The HC Capital Agreement. The services provided to the Trust by the Adviser, described above and in the Prospectus, are governed under the terms of two written agreements with the Trust (“HC Capital Agreements”).
Each HC Capital Agreement provides for an initial term of two years. Thereafter, each HC Capital Agreement remains in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. Each of the HC Capital Agreements may be terminated at any time, without penalty, either by the Trust or by the Adviser, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The HC Capital Agreements permit the Trust to use the logos and/or trademarks of the Adviser. In the event, however, that the HC Capital Agreements are terminated, the Adviser has the right to require the Trust to discontinue any references to such logos and/or trademarks and to change the name of the Trust as soon as is reasonably practicable. The HC Capital Agreements further provide that the Adviser will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the HC Capital Agreements relate (including any action of any officer of the Adviser or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by the Adviser, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Adviser.
The dates of the Board and shareholder approvals of the HC Capital Agreements with respect to each Portfolio are set forth as follows:

MOST RECENT
CONTRACT APPROVAL
AGREEMENT RELATING TO:	SHAREHOLDERS	BOARD
The Value Equity Portfolio	December 27, 2006	March 15, 2011
The Institutional Value Equity Portfolio	July 18, 2008	March 15, 2011
The Growth Equity Portfolio	December 27, 2006	March 15, 2011
The Institutional Growth Equity Portfolio	August 8, 2008	March 15, 2011
The Small Capitalization Equity Portfolio	December 27, 2006	March 15, 2011
The Institutional Small Capitalization Equity Portfolio	August 15, 2008	March 15, 2011
The Real Estate Securities Portfolio	May 14, 2009	March 15, 2011
The Commodity Returns Strategy Portfolio	June 2, 2010	March 15, 2011
The International Equity Portfolio	December 27, 2006	March 15, 2011
The Institutional International Equity Portfolio	November 20, 2009	March 15, 2011
The Emerging Markets Portfolio	December 10, 2009	March 15, 2011
The Core Fixed Income Portfolio	December 27, 2006	March 15, 2011

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MOST RECENT
CONTRACT APPROVAL
AGREEMENT RELATING TO:	SHAREHOLDERS	BOARD
The Fixed Income Opportunity Portfolio	December 27, 2006	March 15, 2011
The U.S. Government Fixed Income Securities Portfolio	November 22, 2010	March 15, 2011
The U.S. Corporate Fixed Income Securities Portfolio	November 22, 2010	March 15, 2011
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	November 22, 2010	March 15, 2011
The Short-Term Municipal Bond Portfolio	December 27, 2006	March 15, 2011
The Intermediate Term Municipal Bond Portfolio	December 27, 2006	March 15, 2011
The Intermediate Term Municipal Bond II Portfolio	July 13, 2010	March 15, 2011
Portfolio Management Contracts with Specialist Managers. The provision of portfolio management services by the various Specialist Managers is governed by individual investment advisory contracts (each, a “Portfolio Management Contract”) between the relevant Specialist Manager and the Trust. Each of the Portfolio Management Contracts includes a number of similar provisions. Each Portfolio Management Contract provides that the named Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time, to time allocated to such Specialist Manager. Under their respective contracts, each Specialist Manager is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Each of the contracts provides that the named Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the named Specialist Manager. Each of the Portfolio Management Contracts provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the named Specialist Manager, in each case upon sixty days’ written notice. Each of the Portfolio Management Contracts provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.
The Portfolio Management Contracts and the Portfolios to which they relate are listed on the following pages:

			MOST RECENT	MOST RECENT
		SERVED PORTFOLIO	CONTRACT APPROVAL	CONTRACT APPROVAL
PORTFOLIO	SPECIALIST MANAGER	SINCE	SHAREHOLDERS	BOARD
The Value Equity Portfolio	Institutional Capital LLC (“ICAP”)(1)	Inception (August 25, 1995)	September 29, 2006	June 14, 2011
	SSgA Funds Management, Inc. (“SSgA FM”)	July 2, 2001	July 27, 2001	September 13, 2011
	AllianceBernstein L.P. (“AllianceBernstein”)	December 24, 2008	December 5, 2008	June 14, 2011

The Institutional Value Equity Portfolio	ICAP	Inception (July 18, 2008)	July 18, 2008	June 14, 2011
	SSgA FM	Inception (July 18, 2008)	July 18, 2008	September 13, 2011
	AllianceBernstein	December 24, 2008	December 5, 2008	June 14, 2011
	Pacific Investment Management Company LLC (“PIMCO”)	April 22, 2009	December 5, 2008	June 14, 2011

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			MOST RECENT	MOST RECENT
		SERVED PORTFOLIO	CONTRACT APPROVAL	CONTRACT APPROVAL
PORTFOLIO	SPECIALIST MANAGER	SINCE	SHAREHOLDERS	BOARD
The Growth Equity Portfolio	Jennison Associates LLC (“Jennison”)	August 25, 1995	July 21, 1995	June 14, 2011
	SSgA FM	July 2, 2001	July 27, 2001	September 13, 2011
	Sustainable Growth Advisers (“SGA”)	May 22, 2006	May 15, 2006	June 14, 2011

The Institutional Growth Equity Portfolio	Jennison	Inception (August 8, 2008)	August 8, 2008	June 14, 2011
	SSgA FM	Inception (August 8, 2008)	August 8, 2008	September 13, 2011
	SGA	Inception (August 8, 2008)	August 8, 2008	June 14, 2011
	PIMCO	April 22, 2009	December 5, 2008	June 14, 2011

The Small Capitalization Equity Portfolio	IronBridge Capital Management L.P. (“IronBridge”)	November 1, 2004	May 30, 2008	September 13, 2011
	Frontier Capital Management Company, LLC (“Frontier”)	Inception (September 5, 1995)	December 16, 1999	September 13, 2011
	Pzena Investment Management, LLC (“Pzena”)	April 12, 2010	August 27, 2009	September 13, 2011
	SSgA FM	September 29, 2009	August 27, 2009	September 13, 2011
	Cupps Capital Management, LLC (“Cupps”)	*	June 6, 2011	May 2, 2011

The Institutional Small Capitalization Equity Portfolio	IronBridge	Inception (August 15, 2008)	August 15, 2008	September 13, 2011
	Frontier	Inception (August 15, 2008)	August 15, 2008	September 13, 2011
	Pzena	April 12, 2010	August 27, 2009	September 13, 2011
	SSgA FM	September 29, 2009	August 27, 2009	September 13, 2011
	Cupps Capital Management, LLC (“Cupps”)	June 17, 2011	June 6, 2011	May 2, 2011

The Real Estate Securities Portfolio	Wellington Management Company, LLP (“Wellington Management”)	May 21, 2009	May 14, 2009	December 7, 2010
	SSgA FM	*	September 23, 2011	August 16, 2011

The Commodity Returns Strategy Portfolio	Wellington Management	Inception (June 8, 2010)	June 2, 2010	December 7, 2010
	PIMCO	Inception (June 8, 2010)	June 2, 2010	June 8, 2010
	SSgA FM	*	September 23, 2011	August 16, 2011

The International Equity Portfolio	CapGuardian	April 28, 2000	May 30, 2008	December 7, 2010
	Artisan	July 23, 1999	May 30, 2008	December 7, 2010

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			MOST RECENT	MOST RECENT
		SERVED PORTFOLIO	CONTRACT APPROVAL	CONTRACT APPROVAL
PORTFOLIO	SPECIALIST MANAGER	SINCE	SHAREHOLDERS	BOARD
	Causeway	May 22, 2006	May 15, 2006	December 7, 2010
	SSgA FM	*	December 18, 2009	November 13, 2009

The Institutional International Equity Portfolio	CapGuardian	Inception (November 20, 2009)	November 20, 2009	December 7, 2010
	Artisan	Inception (November 20, 2009)	November 20, 2009	December 7, 2010
	Causeway	Inception (November 20, 2009)	November 20, 2009	December 7, 2010
	Lazard Asset Management LLC (“Lazard”)	*	September 23, 2011	August 16, 2011
	SSgA FM	*	November 20, 2009	November 13, 2009

The Emerging Markets Portfolio	SSgA FM (Active)	Inception (December 10, 2009)	December 10, 2009	March 9, 2010
	The Boston Company Asset Management LLC (“TBCAM”)	March 16, 2010	December 10, 2009	December 7, 2010
	SSgA FM (Passive)	*	December 10, 2009	March 9, 2010

The Core Fixed Income Portfolio	BlackRock Financial Management, Inc. (“BlackRock”)(2)	September 24, 2001	November 15, 2006	March 15, 2011
	Mellon Capital Management Corporation (“Mellon Capital”)	December 6, 2010	November 30, 2010	October 21, 2010
	Seix	December 6, 2010	November 30, 2010	October 21, 2010

The Fixed Income Opportunity Portfolio	Seix Investment Advisors LLC (“Seix”)(3)	December 18, 2006	April 30, 2007	March 15, 2011
	PIMCO	*	January 25, 2010	June 8, 2010

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital	December 6, 2010	November 22, 2010	June 8, 2010

The U.S. Corporate Fixed Income Securities Portfolio	Seix	December 6, 2010	November 22, 2010	June 8, 2010

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	BlackRock	December 6, 2010	November 22, 2010	June 8, 2010

The Short-Term Municipal Bond Portfolio	Breckinridge Capital Advisors, Inc. (“Breckinridge”)	Inception (March 1, 2006)	February 28, 2006	March 15, 2011

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company LLC (“Standish”)	December 5, 2008	February 6, 2009	March 15, 2011

The Intermediate Term Municipal Bond II Portfolio	Breckinridge	Inception (July 13, 2010)	July 13, 2010	March 15, 2011

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*	As of the date of this statement of additional information, the Specialist Manager had not yet begun providing investment management services to the applicable Portfolios.

(1)	ICAP or its predecessor has served as a Specialist Manager for The Value Equity Portfolio since its inception.

(2)	BlackRock or its predecessor has served as a Specialist Manager for The Core Fixed Income Portfolio since September 24, 2001.

(3)	Seix or its predecessor has served as a Specialist Manager for The Fixed Income Opportunity Portfolio since December 18, 2006.
INVESTMENT ADVISORY FEES: The following table sets forth the advisory fees received by the Adviser from each of the Portfolios, calculated at an annual rate of 0.05% of each of the Portfolio’s average daily net assets, for services rendered during the periods indicated (amounts in thousands).

	FISCAL YEAR ENDED		FISCAL YEAR ENDED		FISCAL YEAR ENDED
	June 30, 2011		June 30, 2010		June 30, 2009
The Value Equity Portfolio	$252		$256		$264
The Institutional Value Equity Portfolio	$411		$280		$162	(b)
The Growth Equity Portfolio	$352		$388		$460
The Institutional Growth Equity Portfolio	$525		$377		$226	(c)
The Small Capitalization Equity Portfolio	$67		$113		$178
The Institutional Small Capitalization Equity Portfolio	$96		$98		$79	(d)
The Real Estate Securities Portfolio	$116		$75		$2	(a)
The Commodity Returns Strategy Portfolio	$119		$3	(e)	*
The International Equity Portfolio	$565		$703		$696
The Institutional International Equity Portfolio	$867		$442	(f)	*
The Emerging Markets Portfolio	$235		$84	(g)	*
The Core Fixed Income Portfolio	$110		$178		$146
The Fixed Income Opportunity Portfolio	$222		$186		$90
The U.S. Government Fixed Income Securities Portfolio	$75	(h)	*		*
The U.S. Corporate Fixed Income Securities Portfolio	$59	(h)	*		*
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$71	(h)	*		*
Portfolio The Short-Term Municipal Bond Portfolio	$18		$17		$15
The Intermediate Term Municipal Bond Portfolio	$261		$279		$260
The Intermediate Term Municipal Bond II Portfolio	$30	(i)	*		*

*	The Portfolio was not operational during the period.

(a)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.

(b)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.

(c)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.

(d)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.

(e)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.

(f)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.

(g)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.

(h)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.

(i)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.

INVESTMENT ADVISORY FEES: SPECIALIST MANAGERS. In addition to the fees paid by the Trust to the Adviser, each of the Portfolios pays a fee to its Specialist Manager(s). For each Portfolio, the Specialist Managers receive a fee based on a specified

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percentage of that portion of the Portfolio’s assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust’s Prospectuses.
SPECIALIST MANAGER FEES. In addition to the fees paid by the Trust to the Adviser, each of the Portfolios pays a fee to its Specialist Manager(s). For each Portfolio, the Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio’s assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust’s Prospectuses. The following table sets forth the actual investment advisory fee received from the specified Portfolio by each of its respective Specialist Managers for services rendered during each of the Trust’s last three fiscal years (amounts in thousands):

		ACTUAL FEES EARNED FOR FISCAL
		YEAR ENDED JUNE 30
PORTFOLIO	SPECIALIST MANAGER	2011	2010	2009
The Value Equity Portfolio	ICAP(1)	$398	$413	$867
	SSgA FM(2)	$75	$73	$71
	J.S. Asset Management LLC
	("JSAM")(3)	$—	$—	$70
	AllianceBernstein(4)	$508	$600	$314

The Institutional Value Equity Portfolio	ICAP(1)	$710	$519	$460
	SSgA FM(2)	$75	$37	$43
	JSAM(3)	$—	$—	$26
	AllianceBernstein(4)	$744	$603	$249
	PIMCO(18)	$333	$252	$33

The Growth Equity Portfolio	Jennison(5)	$670	$719	$871
	SSgA FM(2)	$64	$73	$107
	SGA(6)	$974	$1,055	$1,100

The Institutional Growth Equity Portfolio	Jennison(5)	$889	$683	$410
	SSgA FM(2)	$58	$19	$43
	SGA(6)	$1,281	$1,009	$597
	PIMCO(18)	$458	$347	$48

The Small Capitalization Equity Portfolio	Frontier(7)	$137	$259	$400
	Sterling Johnston Capital
	Management. L.P. ("Sterling
	Johnston")(8)	$58	$296	$449
	Mellon Capital(9)	$—	$66	$153
	IronBridge(10)	$299	$566	$894
	Geewax & Partners LLC
	("Geewax")(11)	$—	$32	$185
	Pzena(12)	$218	$49	—
	SSgA FM(2)	$50	$38	—
	Cupps(24)	—	—	—

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		ACTUAL FEES EARNED FOR FISCAL
		YEAR ENDED JUNE 30
PORTFOLIO	SPECIALIST MANAGER	2011		2010		2009
The Institutional Small Capitalization Equity Portfolio	Frontier(7)	$174		$170		$148
	Geewax (11)	$—		$27		$88
	Sterling Johnston(8)	$89		$269		$206
	Mellon Capital(9)	$—		$73		$73
	IronBridge(10)	$428		$484		$413
	Pzena(12)	$354		$77		—
	SSgA FM(2)	$50		$37		—
	Cupps(24)	$9		—		—

The Real Estate Securities Portfolio	Wellington Management(13)	$1,536		$1,014		$23
	SSgA FM(2)	*	*	*	*	*	*

The Commodity Returns Strategy Portfolio	Wellington Management (Commodity)(13)	$109		$—		*
	Wellington Management (Global Natural Resources)(13)	$1,834		$53		*
	PIMCO(18)	$33		$—		*
	SSgA FM(2)	*	*	*	*	*	*

The International Equity Portfolio	CapGuardian(14)	$1,621		$1,598		$2,475
	Artisan(15)	$1,259		$2,051		$1,734
	Causeway(16)	$1,767		$2,155		$1,608
	SSgA FM(2)	$—		$—		*

The Institutional International Equity Portfolio	CapGuardian(14)	$2,383		$1,275		*
	Artisan(15)	$2,120		$994		*
	Causeway(16)	$2,667		$1,363		*
	Lazard(25)	*	*	*	*	*	*
	SSgA FM(2)	$—		$—		*

The Emerging Markets Portfolio	SSgA FM (Active)(2)	$3,025		$1,180		*
	TBCAM(17)	$458		$74		*
	SSgA FM (Passive)(2)	$—		$—		*

The Core Fixed Income Portfolio	BlackRock(19)	$357		$721		$612
	Seix(20)	$44		$—		$—
	Mellon Capital (23)	$24		$—		$—

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		ACTUAL FEES EARNED FOR FISCAL
		YEAR ENDED JUNE 30
PORTFOLIO	SPECIALIST MANAGER	2011	2010	2009
The Fixed Income Opportunity Portfolio	Seix(20)	$1,838	$1,572	$797
	PIMCO(18)	$—	$—	—

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital (23)	$179	*	*

The U.S. Corporate Fixed Income Securities Portfolio	Seix(20)	$262	*	*

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Blackrock(19)	$237	*	*

The Short-Term Municipal Bond Portfolio	Breckinridge(21)	$45	$42	$38

The Intermediate Term Municipal Bond Portfolio	Schroder Investment Management North America, Inc ("Schroders")(22)	$—	$—	$482
	Standish(22)	$1,044	$1,116	$557

The Intermediate Term Municipal Bond II Portfolio	Breckinridge(21)	$74	*	*

*	The Institutional Value Equity Portfolio commenced operations on July 18, 2008; The Institutional Growth Equity Portfolio commenced operations on August 8, 2008; The Institutional Small Capitalization Equity Portfolio commenced operations on August 15, 2008; The Real Estate Securities Portfolio commenced operations on May 21, 2009; The Emerging Markets Portfolio commenced operations on December 10, 2009; The Institutional International Equity Portfolio commenced operations on November 20, 2009; The Commodity Returns Strategy Portfolio commenced operations on June 8, 2010; The Intermediate Term Municipal Bond II Portfolio commenced operations on July 13, 2010; The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio each commenced operations on December 6, 2010.

**	The Specialist Manager had not yet begun providing portfolio management services to the Portfolio as of June 30, 2011.

(1)	For its services to The Value Equity and The Institutional Value Equity Portfolios, ICAP is compensated at an annual rate of 0.35% of the average net assets of the respective Portfolio assigned to ICAP.

(2)	With respect to The Value Equity, The Institutional Value Equity, The Growth Equity and The Institutional Growth Equity Portfolios, SSgA FM is compensated at an annual rate of 0.04% of the average net assets of the respective Portfolio assigned to SSgA FM.

SSgA FM became a Specialist Manager to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios on August 27, 2009 and began managing assets for the Portfolios on September 29, 2009. With respect to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolio, SSgA FM is compensated at an annual rate of 0.04% of the average net assets of the respective Portfolio assigned to SSgA FM.

With respect to the passively managed portion of The International Equity Portfolio, The Institutional International Equity Portfolio and The Commodity Returns Strategy Portfolio, SSgA FM is compensated at an annual rate of 0.06% of the average net assets of the respective Portfolio. SSgA FM had not begun managing assets of The Commodity Returns Strategy Portfolio as of the date of this Statement of Additional Information.

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With respect to the passively managed portion of The Real Estate Securities Portfolio, SSgA FM is compensated at an annual rate of 0.12% of the average net assets of the respective Portfolio. SSgA FM had not begun managing assets of The Real Estate Securities Portfolio as of the date of this Statement of Additional Information.

With respect to the actively managed portion of The Emerging Markets Portfolio assigned to SSgA FM, SSgA FM is compensated at an annual rate of 0.85% for the first $50 million of average net assets, 0.75% for the next $50 million in such assets and 0.70% of such assets in excess of $100 million of the average net assets of the Portfolio assigned to SSgA FM.

With respect to passive investment strategy for The Emerging Markets Portfolio, SSgA FM is compensated at an annual rate of 0.16% of the average net assets of the respective Portfolio.

(3)	JSAM served as a Specialist Manager for The Value Equity Portfolio from March 1, 2006 through December 19, 2008 and as a Specialist Manager for The Institutional Value Equity Portfolio from July 18, 2008 through December 19, 2008. JSAM was compensated at an annual rate of 0.40% of the average net assets of the respective Portfolio assigned to JSAM.

(4)	AllianceBernstein began serving as a Specialist Manager to The Value Equity and The Institutional Value Equity Portfolios on December 5, 2008 and began managing assets for the Portfolios on December 24, 2008. AllianceBernstein is compensated at an annual rate of 0.38% of the first $300 million in total Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets) and 0.37% on such Combined Assets over $300 million. Pursuant to a Fee Waiver Agreement dated October 16, 2009 and the Amendments to the Fee Waiver Agreement dated December 16, 2010 and June 30, 2011, AllianceBernstein has contractually agreed to waive the portion of the fee to which it is entitled that exceeds 0.25% of the average daily net assets of the Combined Assets, for the period October 1, 2009 to September 30, 2011 and it will waive that portion of the fee to which it is entitled that exceeds 0.31% of the Portfolio’s average daily net asset value of the Combined Assets for the period from October 1, 2011 through September 30, 2012. Numbers shown reflect contractual fee waivers for the period October 1, 2009 to June 30, 2011.

(5)	For its services to The Growth Equity and The Institutional Growth Equity Portfolios, Jennison is compensated for it services to each Portfolio, at an annual rate of 0.75% on the first $10 million of Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets), 0.50% on the next $30 million of such Combined Assets; 0.35% of the next $25 million of such Combined Assets; 0.25% on the next $335 million of such Combined Assets;0.22% of the next $600 million of such Combined Assets; and 0.20% on the balance of such Combined Assets; subject to a maximum annual fee of 0.30% of the average daily net assets of the portion of the Portfolios allocated to Jennison.

(6)	For its services to The Growth Equity and The Institutional Growth Equity Portfolios, SGA is compensated at an annual rate of 0.35% of the average net assets of the respective Portfolios assigned to SGA.

(7)	For its services to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, Frontier is compensated at an annual rate of 0.45% of the average net assets of the respective Portfolios assigned to Frontier.

(8)	For its services to The Small Capitalization Equity Portfolio and beginning with the inception of The Institutional Small Capitalization Equity Portfolio, Sterling Johnston was compensated at an annual rate of 0.75% of the average net assets of the respective Portfolios assigned to Sterling Johnston. Sterling Johnston was terminated as a Specialist Manager to each Portfolio as of November 10, 2010.

(9)	For its services to The Small Capitalization Equity Portfolio and beginning with the inception of The Institutional Small Capitalization Equity Portfolio, Mellon Capital was compensated at an annual rate of 0.30% of the average net assets of the respective Portfolios assigned to Mellon Capital. Mellon Capital was terminated as a Specialist Manager to each Portfolio as of March 26, 2010.

(10)	For its services to the Small Capitalization Equity Portfolio and beginning with the inception of The Institutional Small Capitalization Equity Portfolio, IronBridge is compensated at an annual rate of 0.95% of the average net assets of the respective Portfolios assigned to IronBridge.

(11)	Geewax or its predecessor has served as a Specialist Manager for The Small Capitalization Equity Portfolio since April 1, 1998. Formerly known as Geewax, Terker & Co., (“Geewax Terker”) the firm served pursuant to a Portfolio Management Contract

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between Geewax Terker and the Trust first approved by shareholders of The Small Capitalization Equity Portfolio on June 15, 1998.

Geewax was terminated as a Specialist Manager to each Portfolio as of October 19, 2009. For its services to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, Geewax was entitled to receive a fee calculated at an annual rate of 0.30% of the average net assets of the respective Portfolios assigned to Geewax. Numbers shown reflect voluntary fee waivers.

(12)	Pzena became a Specialist Manager to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios on August 27, 2009 and began managing assets for the Portfolios on April 12, 2010. For its services to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, Pzena is compensated at an annual rate of 1.00% of the average net assets of the respective Portfolio assigned to Pzena.

(13)	For its services to The Real Estate Securities Portfolio, Wellington Management is compensated at an annual rate of 0.75% on the first $50 million of the average daily net Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets) and 0.65% on Combined Assets over $50 million. Wellington Management became a Specialist Manager to The Commodity Returns Strategy Portfolio on June 2, 2010 and began managing assets of the Portfolio on June 8, 2010. With respect to The Commodity Returns Strategy Portfolio, for assets managed in its Global Natural Resources strategy, Wellington Management receives a fee at an annual rate of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management receives a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy.

(14)	For its services to The International Equity Portfolio and beginning with the inception of The Institutional International Equity Portfolio, CapGuardian is compensated at an annual rate of 0.70% for the first $25 million of the average of the month-end net asset values of the CapGuardian account during the quarter, 0.55% for the next $25 million, 0.425% for the next $200 million in such assets and 0.375% for those assets in excess of $250 million. There is a minimum annual fee of $312,500 based upon an account size of $50 million. The following fee discounts will be applied based upon the total annualized aggregate fees (include other assets managed by CapGuardian); 5% discount on fees from $1.25 million to $4 million; 7.5% discount on fees from $4 million to $8 million; 10% discount on fees from $8 million to $12 million; and 12.5% discount on fees over $12 million. When the total aggregate fees exceed $3 million, before discounts, fee break points are to be eliminated and the Portfolios will pay a fee at an annual rate of 0.375% on all assets in the Portfolios managed by CapGuardian.

(15)	For its services to The International Equity Portfolio and beginning with the inception of The Institutional International Equity Portfolio, Artisan is compensated at an annual rate of 0.47% of the average net assets of the respective Portfolios allocated to Artisan, so long as the combined assets of the Portfolios are greater than $500 million. If the combined assets of the Portfolios are reduced to $500 million or less, Artisan is compensated at an annual rate of 0.80% of average net assets for the first $50 million of the respective Portfolio assets allocated to Artisan, 0.60% for the next $50 million in such assets, and 0.70% for such assets over $100 million.

(16)	Causeway is compensated at an annual rate of 0.45% of the average net assets of The International Equity and The Institutional International Equity Portfolios allocated to Causeway.

(17)	For its services to The Emerging Markets Portfolio, TBCAM is compensated at an annual rate of 0.90% of average net assets for the first $50 million in Portfolio assets, 0.85% for the next $50 million in such assets, 0.70% for the next $100 million in such assets and 0.60% for such assets over $200 million.

(18)	PIMCO entered into agreements to serve as a Specialist Manager to The Institutional Value Equity and The Institutional Growth Equity Portfolios on December 5, 2008 and began managing assets for the Portfolios on April 22, 2009. For its services to each respective Portfolio, PIMCO is compensated at an annual rate of 0.25% of the average net assets of each Portfolio assigned to PIMCO. Shareholders of The Fixed Income Opportunity Portfolio approved a Portfolio Management Agreement between PIMCO and the Trust with respect to The Fixed Income Opportunity Portfolio on January 25, 2010. As of the date of this statement of additional information, PIMCO had not begun providing portfolio management services to The Fixed Income Opportunity Portfolio. PIMCO entered into an agreement to serve as a Specialist Manager to The Commodity Returns Strategy Portfolio on June 2, 2010.

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(19)	For its services to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, BlackRock is entitled to receive a fee of 0.175% of the average daily net assets of the first $200 million of the Combined Assets (as defined below) of that portion of the Portfolio allocated to BlackRock and 0.15% of those Combined Assets exceeding $200 million. For purposes of computing BlackRock’s fee for the two Portfolios, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by BlackRock in each of The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and certain other assets managed by BlackRock for clients of Hirtle Callaghan and Co., LLC.

(20)	For its services to The Fixed Income Opportunity Portfolio, Seix is compensated at an annual rate of 0.50% of average net assets for the first $100 million in Portfolio assets and 0.40% for such assets over $100 million. The maximum fee payable is 0.50%. Additionally, to the extent assets of other clients of the Adviser are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix. For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Seix receives a fee, based on the average daily net asset value of the assets of the Portfolios under its management at an annual rate of 0.25% of the first $100 million in such Combined Assets (as defined below) of that portion of the Portfolio allocated to Seix and 0.20% of for those Combined Assets exceeding $100 million. For purposes of computing Seix’s fee for the two Portfolios, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Seix in each of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

(21)	For it services to The Intermediate Term Municipal Bond II Portfolio and The Short Term Municipal Bond Portfolio, Breckinridge is compensated at an annual rate of 0.125% of the average net assets of each Portfolio. Breckinridge became a Specialist Manager and began providing investment management serves to The Intermediate Term Municipal Bond II Portfolio on July 13, 2010.

(22)	Schroders served as Specialist Manager to The Intermediate Term Municipal Bond Portfolio from October 27, 2003 to December 5, 2008. Effective December 5, 2008, Standish replaced Schroders as specialist manager to this Portfolio. For its services to the Portfolio, Schroders was compensated at an annual rate of 0.20% of average net assets of the Portfolio. For its services to the Portfolio, Standish is compensated at an annual rate of 0.20% of average net assets of the Portfolio.

(23)	For it services to The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital is compensated at an annual rate of 0.12% of the average net assets of the Portfolio.

(24)	For its services to The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio, Cupps receives a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85%.

(25)	For its services to The Institutional International Equity Portfolio, Lazard receives at the annual rate of 0.45% of the average daily net assets of the first $100 million 0.40% on assets between $100 million and $250 million and 0.375% on the excess over $250 million of that portion of the assets of the Portfolio that may, from time to time be allocated to Lazard, Lazard had not begun managing assets of The Institutional International Equity Portfolio as of the date of this Statement of Additional Information.
ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (“Citi”), 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust’s administrator. Citi performs similar services for mutual funds other than the Trust. Citi is owned by Citibank, N.A. Citibank, N.A. and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company (NYSE: C).
Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto; and (d) maintenance of the Trust’s registration in the various states in which shares of the Trust are offered. Pursuant to separate contracts, Citi or its affiliates also serve as the Trust’s transfer and dividend disbursing agent, as well as the Trust’s accounting agent and receives fees for such services. For its services, Citi receives a single all-inclusive fee (“Omnibus Fee”). The Omnibus Fee, which is computed daily and paid monthly in arrears, is calculated at an annual rate of 0.054% of the Portfolios’ average daily net assets up to $6 billion; and 0.005% of the Portfolios’ average daily net assets in excess of $6 billion.

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For the fiscal years ended June 30, 2009, 2010 and 2011 Citi, as Administrator received administration fees in the following amounts for each of the Portfolios (amounts in thousands):

	FISCAL YEAR		FISCAL YEAR		FISCAL YEAR
	ENDED		ENDED		ENDED
	June 30, 2011		June 30, 2010		June 30, 2009
The Value Equity Portfolio	$188		$229		$260
The Institutional Value Equity Portfolio	$308		$242		$170	(b)
The Growth Equity Portfolio	$263		$348		$468
The Institutional Growth Equity Portfolio	$393		$328		$239	(c)
The Small Capitalization Equity Portfolio	$50		$105		$155
The Institutional Small Capitalization Equity Portfolio	$72		$88		$83	(d)
The Real Estate Securities Portfolio	$87		$63		$2	(a)
The Commodity Returns Strategy Portfolio	$87		$2	(e)	*
The International Equity Portfolio	$423		$649		$718
The Institutional International Equity Portfolio	$651		$372	(f)	*
The Emerging Markets Portfolio	$175		$67	(g)	*
The Core Fixed Income Portfolio	$86		$157		$150
The Fixed Income Opportunity Portfolio	$166		$164		$100
The U.S. Government Fixed Income Securities Portfolio	$53	(h)	*		*
The U.S. Corporate Fixed Income Securities Portfolio	$42	(h)	*		*
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$50	(h)	*		*
The Short-Term Municipal Bond Portfolio	$13		$15		$16
The Intermediate Term Municipal Bond Portfolio	$197		$246		$265
The Intermediate Term Municipal Bond II Portfolio	$22	(i)	*		*

*	The Portfolio had not commenced operations during the fiscal year.

(a)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.

(b)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.

(c)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.

(d)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.

(e)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.

(f)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.

(g)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.

(h)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.

(i)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.

Under a Compliance Services Agreement between the Trust and Citi, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer (“CCO”), and assisting in preparing or providing documentation for the Trust’s CCO, to deliver to the Board.
Unified Financial Securities, Inc. (“Unified”) serves as the Trust’s principal underwriter pursuant to an agreement approved by the Board on March 15, 2011. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc. Because shares of the Trust’s Portfolios are available only to clients of the Adviser and financial intermediaries that have established a relationship with the Adviser, the services to be provided by Unified are limited. Unified will receive an annual fee of $50,000 for performing the services listed under its agreement. The offices of the principal underwriter are located at 2960 North Meridian St., Suite 300, Indianapolis, IN, 46208. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

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Alaric Compliance Services LLC (“Alaric”), 800 Third Ave., 11th Floor, New York, NY, 10022 provides CCO services to the Trust and its Portfolios pursuant to a Compliance Services Agreement. Alaric makes an Alaric employee available to serve as the CCO for the Trust. The CCO develops the reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers.
State Street Bank and Trust Company is the Trust’s custodian and is an affiliate of SSgA FM, which serves as a Specialist Manager for the Value Equity, Growth Equity, Small Capitalization Equity, International Equity, Emerging Markets, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization Equity and Institutional International Equity Portfolios. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust’s Portfolios. The custodian is compensated at the rate of 0.01% of the Trust’s domestic assets, 0.0525% of the Trust’s foreign assets in developed countries. With respect to securities from emerging markets, the custodian is compensated at rates ranging from 0.07% to 0.50% depending upon the particular market in question. The offices of the custodian are located at State Street Financial Center, 1 Lincoln Street, Boston, MA 02111.
HC Advisors Shares Marketing and Service Plan. Under the Trust’s Marketing and Service Plan (the “12b-1 Plan), the Trust can pay to the Adviser a fee of up to 0.25% annually of the average daily net assets attributable to HC Advisors Shares. The fee is not tied exclusively to actual expenses incurred by the Adviser in performing the services set forth below and the fee may exceed then such expenses. The Plan Fee shall be calculated daily based upon the average daily net assets of each Portfolio attributable to such Portfolio’s HC Advisors Shares, and such fee shall be charged only to such HC Advisors Shares.
The fee is intended to compensate the Adviser for expenses associated with the (i) oversight and coordination of those organizations, including the Administrator, Transfer Agent, Fund Accounting Agent and principal underwriter (collectively, “Service Organizations”) retained by the Trust in connection with the distribution of shares of the HC Advisors Shares to Third Party Institutions that will, in turn, hold shares of one or more of the HC Advisors Shares for the benefit of their Discretionary Clients; and (ii) the provision of shareholder services to such Third Party Institutions. Such oversight, coordination and shareholder services may include, but are not limited to, the following: (1) services associated with the provision of prospectuses, statements of additional information, any supplements thereto and shareholder reports relating to the HC Advisors Shares and to be provided to Third Party Institutions; (2) obtaining information and providing explanations to Third Party Institutions (and, if requested to do so by a Third Party Institution that would be permitted to acquire shares of the HC Advisors Shares as outlined in the Section 1 and if acceptable to the Adviser, to Discretionary Clients of such institutions) regarding the investment objectives and policies of the respective Portfolios, as well as other information appropriate information about the HC Advisors Shares and the Portfolios; (3) coordination and oversight of the accounting and record-keeping processes as they relate to the HC Advisors Shares and responding in inquires from Third Party Institutions that are holder of record of shares of HC Advisors Shares through “f/b/o” or “omnibus accounts” and coordination of administrative services for the HC Advisors Shares (e.g. in connection with proxy solicitations; distribution of periodic shareholders reports); and compliance with applicable regulations as they related to HC Advisors Shares (e.g. Rule 22c-2 and anti-money laundering procedures); (4) any other activity that the Board determines is primarily intended to result in the sale of shares of HC Advisors Shares or to provide appropriate services to a Third Party Institution.
The 12b-1 Plan was approved by the Board on December 10, 2009 and not operational during the most recent fiscal year. Accordingly, no payments under the 12b-1 Plan were made by the Trust during the last fiscal year.
FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES
As stated in the Prospectuses, the Trust currently offers nineteen portfolios, each of which are presented in this Statement of Additional Information, each with its own investment objectives and policies. These portfolios are: The Equity Portfolios —The Value Equity, Growth Equity, Small Capitalization Equity, Real Estate Securities, International Equity, Emerging Markets Portfolios and Commodity Returns Strategy Portfolios; The Institutional Equity Portfolios — The Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization Equity, Institutional International Equity, U.S. Government Fixed Income Securities, U.S. Corporate Fixed Income Securities and U.S. Mortgage/Asset Backed Fixed Income Securities Portfolios; and The Income Portfolios — The Core Fixed Income, Fixed Income Opportunity, Short-Term Municipal Bond, Intermediate Term Municipal Bond and Intermediate Term Municipal Bond II Portfolios.
The following discussion supplements the prospectus discussion of the investment risks associated with the types of investments in which the Portfolios are entitled to invest. The table below summarizes these investments. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectuses and in this Statement of Additional Information.

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Further, as indicated in the Prospectuses, that portion of the assets of the Value Equity, Growth Equity, Small Capitalization Equity, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization and Institutional International Equity Portfolios (“Index Accounts”) that have been or may be allocated to SSgA FM and the indexing strategy that SSgA FM has been retained to provide, may be invested exclusively in securities included in the benchmark index associated with those Portfolios, respectively, provided that SSgA FM is authorized to and may use certain derivative instruments solely for the purpose of gaining market exposure consistent with such index strategy and provided further that the Index Accounts may temporarily hold non-index names due to corporate actions (i.e., spin-offs, mergers, etc.). SSgA FM has also been allocated portions of The Emerging Markets Portfolio to manage with both an active management and a passive or index-based strategy. With respect to the “index-based” mandate, SSgA FM may be invested exclusively in securities included in the benchmark index associated with that Portfolio, provided that SSgA FM is authorized to and may use certain derivative instruments solely for the purpose of gaining market exposure consistent with such index strategy and provided further that the Index Accounts may temporarily hold non-index names due to corporate actions (i.e., spin-offs, mergers, etc.).
Additionally, to enable The Commodity Returns Strategy Portfolio to achieve its investment objective through commodity, economic and investment cycles, the Portfolio seeks to augment its equity returns by reinforcing the Specialist Managers’ commodity views via exposure to commodity-linked structured notes. The Portfolio may also anticipate future investments in equities by investing in options and futures contracts. The Portfolio may focus on the securities of particular issuers or industries within the commodity-related industries in which the Portfolio invests, or in particular countries or regions, at different times. The Portfolio intends to gain exposure to the commodity markets in part by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). Among other investments, the Subsidiaries are expected to invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiaries have the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiaries (unlike the Portfolio) may invest without limitation in commodities, commodity-linked swap agreements and other commodity linked derivative instruments as well as make short sales of securities, maintain a short position or purchase securities on margin within the context of a total portfolio of investments designed to achieve the Portfolio’s objectives. The Portfolio and the Subsidiaries may test for compliance with certain investment restrictions on a consolidated basis. The Subsidiaries must, however, comply with the asset segregation requirements (described elsewhere in the SAI) with respect to its investments in commodity-linked swaps and other commodity-linked derivatives as well as short sales. By investing in the Subsidiaries, the Portfolio is indirectly exposed to the risks associated with the Subsidiaries’ investments.

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The Equity and Institutional Equity Portfolios

Inst.
Investment			Small	Real		Emerging	Inst.	Inst.	Small	Inst.
Instrument/Strategy	Value	Growth	Cap	Estate	Int’l	Markets	Value	Growth	Cap	Int’l	Commodity
ADRs, EDRs and GDRs	x	x	x	x	x	x	x	x	x	x	x
Agencies	*	*	*	*	*	*	x	x	*	*	x
Asset-Backed Securities	—	—	—	—	—	—	x	x	—	—	x
Cash Equivalents	*	*	*	*	*	*	x	x	*	*	x
Collateralized Mortgage Obligations	—	—	—	—	—	—	x	x	—	—	x
Commercial Paper	*	*	*	*	*	*	x	x	*	*	x
Commodity-Linked Derivatives	—	—	—	—	—	—	—	—	—	—	x
Common Stock	x	x	x	x	x	x	x	x	x	x	x
Convertibles	x	x	x	x	x	x	x	x	x	x	x
Corporates	—	—	—	—	—	—	x	x	—	—	x
Depositary Receipts	x	x	x	x	x	x	x	x	x	x	x
Emerging Markets Securities	x	x	x	x	x	x	x	x	x	x	x
Floaters	*	*	*	—	*	*	x	x	*	*	x
Foreign Currency	—	—	—	x	x	x	x	x	—	x	x
Foreign Equity (US $)	x	x	x	x	x	x	x	x	x	x	x
Foreign Equity (non-US $)	x	x	x	x	x	x	x	x	x	x	x
Foreign Fixed-Income Securities	—	—	—	—	—	—	x	x	—	—	x
Forwards	**	**	**	x	**	**	x	x	**	**	x
Futures	**	**	**	**	**	**	x	x	**	**	x
High Yield Debt Securities	—	—	—	x	—	—	—	—	—	—	—
Investment Companies	x	x	x	x	x	x	x	x	x	x	x
Investment Grade Debt Securities	—	—	—	x	—	—	x	x	—	—	x
Money Market Funds	x	x	x	x	x	x	x	x	x	x	x
Mortgage-Backed Securities	—	—	—	x	—	—	x	x	—	—	x

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Inst.
Investment			Small	Real		Emerging	Inst.	Inst.	Small	Inst.
Instrument/Strategy	Value	Growth	Cap	Estate	Int’l	Markets	Value	Growth	Cap	Int’l	Commodity
Mortgage Securities	—	—	—	—	—	—	x	x	—	—	x
Municipals	—	—	—	—	—	—	x	x	—	—	x
Options	**	**	**	x	**	**	x	x	**	**	x
Preferred Stock	x	x	x	x	x	x	x	x	x	x	x
REITs	x	x	x	x	x	x	x	x	x	x	x
Repurchase Agreements	*	*	*	*	*	*	x	x	*	*	x
Reverse Repurchase Agreements	*	*	*	*	*	*	x	x	*	*	x
Rights	x	x	x	x	x	x	x	x	x	x	x
Securities Lending	x	x	x	x	x	x	x	x	x	x	x
Short Sales	**	**	**	**	**	**	**	**	**	**	**
Step-Up Bonds	—	—	—	—	—	—	x	x	—	—	x
Stripped Mortgage-Backed Securities	—	—	—	—	—	—	x	x	—	—	x
Structured Notes	x	x	x	—	x	x	x	x	x	x	x
Swaps	x	x	x	—	x	x	x	x	x	x	x
TIPS	—	—	—	—	—	—	x	x	—	—	x
U.S. Governments	*	*	*	*	*	*	x	x	*	*	x
Warrants	x	x	x	x	x	x	x	x	x	x	x
When-Issued Securities	x	x	x	x	x	x	x	x	x	x	x
Yankees and Eurobonds	—	—	—	—	—	—	x	x	—	—	x
Zero Coupon Agencies	—	—	—	—	—	—	x	x	—	—	x

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The Income Portfolios:

		Fixed			U.S.
Investment	core	Inc.	U.S.	U.S.	Mortgage/Asset	Short-		Intermediate
Instrument/Strategy	Fixed	Oppy.	Govt.	Corporate	Backed	Term	Interm.	Term II
Agencies	x	x	x	x	x	x	x	x
Asset-Backed Securities	x	x	—	—	x	x	x	x
Brady Bonds	x	x	—	—	—	—	—	—
Cash Equivalents	x	x	x	x	x	x	*	*
Collateralized Bond Obligations	—	x	—	—	x	—	—	—
Collateralized Debt Obligations	—	x	—	—	x	—	—	—
Collateralized Loan Obligations	—	x	—	—	x	—	—	—
Collateralized Mortgage Obligations	x	x	—	—	x	—	—	—
Commercial Paper	x	x	x	x	x	x	*	*
Commodity-Linked Derivatives	—	—	—	—	—	—	—	—
Convertibles	x	x	—	—	—	—	—	—
Corporates	x	x	—	x	—	—	—	—
Depositary Receipts	x	x	—	x	x	—	—	—
Emerging Markets Securities	—	x	—	—	—	—	—	—
Floaters	x	x	—	—	—	—	—	x
Foreign Currency	x	x	—	x	—	—	—	—
Foreign Equity (US $)	—	x	—	—	—	—	—	—
Foreign Equity (non-US $)	—	x	—	—	—	—	—	—
Foreign Fixed Income Securities	x	x	—	—	—	—	—	—
Mortgage Securities	x	x	—	—	x	x	x	x
Forwards	x	x	—	—	—	—	—	—
Futures	x	x	—	—	x	x	—	—
High Yield Securities	x	x	—	—	—	—	—	—
Inverse Floaters	x	x	—	—	—	—	—	—
Investment Companies	x	x	x	x	x	x	x	x
Loan (Participations and Assignments)	—	x	—	—	x	x	—	—
Municipals	x	x	—	x	—	x	x	x
Options	x	x	—	—	x	x	—	—

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		Fixed			U.S.
Investment	Core	Inc.	U.S.	U.S.	Mortgage/Asset	Short-		Intermediate
Instrument/Strategy	Fixed	Oppy.	Govt.	Corporate	Backed	Term	Interm.	Term II
Preferred Stock	x	x	—	x	—	—	—	—
REITS	—	x	—	—	—	—	—	—
Repurchase Agreements	*	*	*	*	*	*	*	*
Reverse Repurchase Agreements	*	*	*	*	*	*	*	*
Rights	x	x	—	—	—	—	—	—
Stripped Mortgage-Backed Securities	x	x	—	—	x	—	—	—
Securities Lending	x	x	x	x	x	x	x	x
Short Sales	**	**	**	**	**	**	**	**
Step-Up Bonds	x	x	—	—	—	—	—	—
Structured Investments	x	x	—	x	—	x	x	x
Structured Notes	x	x	—	x	—	x	x	x
Swaps	x	x	—	—	x	x	x	x
TIPs	x	x	x	x	—	x	x	x
U.S. Governments	x	x	x	x	x	x	x	x
Warrants	—	x	—	—	—	—	—	—
When-Issued Securities	x	x	—	—	—	x	x	x
Yankees and Eurobonds	x	x	—	x	—	—	—	—
Zero Coupons Agencies	x	x	x	x	x	x	—	—

x	Allowable investment

-	Not an allowable investment

*	Money market instruments for cash management or temporary purposes

**	For hedging purposes
MUNICIPAL SECURITIES
As stated in the Prospectuses, The Short-Term Municipal Bond, The Intermediate Term Municipal Bond, The Intermediate Term Municipal Bond II Portfolios and The U.S. Corporate Fixed Income Securities Portfolio, and to a lesser extent The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and each of the other Income Portfolios, may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal tax. Municipal securities may also be issued on a taxable basis.
The two principal classifications of municipal securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to “general obligations” and/or “revenue obligations” may be backed by a letter of credit,

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guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying a portfolio’s investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the appropriate Specialist Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.
An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.
MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, some of which are summarized in the Prospectuses. In addition, leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a portfolio’s investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a portfolio’s original investment.
Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.
Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Portfolios’ respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Portfolio may be determined by the appropriate Specialist Manager, pursuant to guidelines adopted by the Board, to be liquid securities for the purpose of such Portfolio’s limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the appropriate Specialist Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the appropriate Specialist Manager will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. No Portfolio may invest more than 5% of its net assets in municipal leases. Each of the Income Portfolios may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a Portfolio with the right to demand payment, on not more than seven days notice, of all or any part of the Portfolio’s participation interest in the underlying municipal security, plus accrued interest.
MUNICIPAL NOTES. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal

27

revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.
TAX-EXEMPT COMMERCIAL PAPER. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
PRE-REFUNDED MUNICIPAL SECURITIES. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.
TENDER OPTION BONDS. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.
As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the appropriate Specialist Manager, the credit quality of the bond issuer and the financial institution is deemed, in light of the Portfolio’s credit quality requirements, to be inadequate. Each Income Portfolio intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the appropriate Specialist Manager, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion in any particular case, there is a risk that an Income Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Income Portfolio intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.
AUCTION RATE SECURITIES. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that

28

covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.
Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). For purposes of complying with the 20% limitation on each of the municipal Portfolio’s investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.
A portfolio’s investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the Investment Company Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of that Portfolio’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by that portfolio.
PRIVATE ACTIVITY BONDS. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Portfolio (including an Income Portfolio’s distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax. The Short-Term Municipal Bond Portfolio does not currently intend to invest in Private Activity Bonds.
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
MORTGAGE-BACKED SECURITIES. Certain Portfolios may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured entirely or primarily by “pools” of residential or commercial mortgage loans or other assets. A Portfolio may invest in mortgage-backed securities issued by U.S. government agencies and government-sponsored entities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and FHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates as well as early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.
Mortgage-backed securities also include securities issued by non-governmental entities including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) that are not insured or guaranteed. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying

29

CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including “regular” interests and “residual” interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.
Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.
Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The appropriate Specialist Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the appropriate Specialist Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the appropriate Specialist Manager will monitor the average life of the Portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios’ policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the appropriate Specialist Manager will be the actual average life of such securities.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Portfolios’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. The liquidity backstop was extended through December 2012. The original mortgage-backed securities purchase program was completed in March 2010.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

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Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefore.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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ASSET-BACKED SECURITIES. Certain Portfolios may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.
STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
COLLATERALIZED DEBT OBLIGATIONS. The Commodity Returns Strategy Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
REAL ESTATE SECURITIES
REAL ESTATE INVESTMENT TRUSTS (“REITS”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans.
REITs are sometimes informally characterized as Equity REITs, Mortgage REITs, Hybrid REITs and REOCs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership

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interests and mortgage interests in real estate. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.
Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Real Estate Securities Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which it invests in addition to the expenses incurred directly by the Portfolio.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.
Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”).
MONEY MARKET INSTRUMENTS
REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, a portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of that Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio’s ability to dispose of the underlying securities. The Specialist Manager for each Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.
Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. A Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a portfolio subject to a repurchase agreement as being owned by that portfolio or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and a portfolio has not perfected a security interest in the security acquired, that portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, a portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a portfolio has outstanding repurchase agreements, a portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

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COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. Each of the Portfolios may purchase commercial paper for temporary purposes; The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and the Income Portfolios may acquire these instruments as described in the Prospectuses. Each Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a portfolio and an issuer, and are not normally traded in a secondary market. A portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.
BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. government.
VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of a Portfolio’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.
Variable rate instruments are generally not rated by nationally recognized ratings organizations. The appropriate Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Portfolio’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio’s investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.
The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults or during periods in which a portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.
SECURITIES LENDING. Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the

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collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. The Portfolios pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. Cash collateral received by a Portfolio in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Portfolio bears the risk of such investments.
OTHER FIXED INCOME SECURITIES AND STRATEGIES.
HIGH YIELD SECURITIES AND SECURITIES OF DISTRESSED COMPANIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The Fixed Income Opportunity Portfolio invests primarily in such securities. The Real Estate Securities Portfolio and The Core Fixed Income Portfolio may also invest in such securities according to each Portfolio’s Prospectus. High yield securities and securities of distressed companies generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. While any investment carries some risk, certain risks associated with high yield securities and debt securities of distressed companies which are different than those for investment grade are as follows:
1.	The market for high risk, high yield securities and debt securities of distressed companies may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Portfolio to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
2.	Market prices for high risk, high yield securities and debt securities of distressed companies may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities and debt securities of distressed companies may move independently of interest rates and the overall bond market.

3.	The market for high risk, high yield and distressed company securities may be adversely affected by legislative and regulatory developments.

4.	The risk of loss through default is greater for high yield fixed income securities and securities of distressed companies than for investment grade debt because the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates.
Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a portfolio’s net asset value per share.
In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for high yield and distressed company securities (resulting in a greater number of bond defaults) and the value of such securities held by a portfolio. Current laws, such as those requiring federally insured savings and loan associations to remove investments in such lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.
The economy and interest rates may affect high yield securities and debt securities of distressed companies differently than other securities. For example, the prices of such securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.
Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment. If an issuer of a security held by a portfolio defaults, that portfolio may incur additional

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expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of high yield securities and debt securities of distressed companies as well as the Portfolio’s net asset value. In general, both the prices and yields of such securities will fluctuate.
In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a portfolio’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities and distressed company held by a portfolio, especially in a thinly traded market. Illiquid or restricted securities held by a portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.
The ratings of Moody’s, S&P and Fitch evaluate the safety of a lower rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Specialist Managers perform their own analysis of the issuers of high yield securities and debt securities of distressed companies purchased by a Portfolio. Because of this, a Portfolio’s performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.
The Specialist Managers continuously monitor the issuers of high yield securities and debt securities of distressed companies held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.
CUSTODIAL RECEIPTS. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.
WHEN-ISSUED SECURITIES. When-issued transactions involve a commitment to purchase at a predetermined price or yield in which delivery takes place after the customary settlement period for that type of security. Fixed income securities may be purchased on a “when-issued” basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by an Equity Portfolio as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.
A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss. To the extent permitted by applicable law, there is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

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INDEBTEDNESS, LOAN PARTICIPATIONS AND ASSIGNMENTS. Certain Portfolios may purchase indebtedness and participations in commercial loans. Loan Participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing indebtedness and Loan Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling indebtedness or a Loan Participation, a portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire indebtedness and Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager to be creditworthy. When a Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower.
A Portfolio may have difficulty disposing of Indebtedness, Assignments and Loan Participations. Since the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. Further, restrictions in the underlying credit agreement could limit the number of eligible purchasers. The lack of a highly liquid secondary market and restrictions in the underlying credit agreement may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In valuing a Loan Participation or Assignment held by a Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Portfolio’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available prices in the market for similar loans; and (iv) currently available prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. The secondary market for loan participations is limited and any such participation purchased by Specialist Manager may be regarded as illiquid.
Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.
Certain Fees Paid to the Portfolios. In the process of buying, selling and holding Senior Loans, the Portfolios may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Portfolios buy a Senior Loan they may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Portfolios may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Portfolios may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by the Portfolios may include amendment fees.
Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with all or a portion of any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be

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made to the Loan Agreement, such as loosening a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on or direct the seller of the Participation to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.
Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Portfolios will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolios its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Portfolios have direct recourse against the borrower, the Portfolios will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The Agent of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the holders of the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolios will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolios and the other Loan Investors pursuant to the applicable Loan Agreement.
A financial institution’s appointment as Agent may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Portfolios were determined to be subject to the claims of the Agent’s general creditors, the Portfolios might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.
Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among other factors. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolios derive interest income will be reduced. However, the Portfolios may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Portfolios’ performance because the Portfolios should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on the Portfolios’ yield.
Other Information Regarding Senior Loans. Certain Portfolios may purchase and retain a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolios may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Portfolio will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for the Portfolio.
Certain Portfolios may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. the Portfolios may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
Certain Portfolios will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Portfolios may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by

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assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan.
If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Portfolios’ security interest in the loan collateral or subordinate the Portfolios’ rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect the Portfolios’ performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolios or a “preference claim” that a pre-petition creditor received a greater recovery on an existing debt than it would have in a liquidation situation. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolios’ security interest in loan collateral. If the Portfolios’ security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, the Portfolios would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolios could also have to refund interest (see the prospectus for additional information).
Certain Portfolios may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Portfolios’ purchase of a Senior Loan. Certain Portfolios may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Specialist Manager, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolios investment policies.
Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.
TRADE CLAIMS. Certain Portfolios may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.
STRUCTURED PRODUCTS. One common type of security is a “structured” product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.
Structured products include instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract.

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Structured Notes. Structured notes are derivative instruments, the interest rate or principal of which is determined by reference to changes in value of a specific security, reference rate, or index. Indexed securities, similar to structured notes, are typically, but not always, debt securities whose value a maturity or coupon rate is determined by reference to other securities. The performance of a structured note or indexed security is based upon the performance of the underlying instrument.
The terms of a structured note may provide that, in certain circumstances, no principal is due on maturity and, therefore, may result in loss of investment. Structured notes may be indexed positively or negatively to the performance of the underlying instrument such that the appreciation or deprecation of the underlying instrument will have a similar effect on the value of the structured note at maturity or of any coupon payment. In addition, changes in the interest rate and value of the principal at maturity may be fixed at a specific multiple of the change in value of the underlying instrument, making the value of the structured note more volatile than the underlying instrument. Further, structured notes may be less liquid and more difficult to price accurately than less complex securities or traditional debt securities
Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive as an investor in the trust. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Commodity-Linked Notes. The Commodity Returns Strategy Portfolio may invest in commodity linked notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Portfolio will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.
ZERO COUPON SECURITIES. Zero coupon securities are debt securities that make no coupon payment but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with

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similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of a Portfolio’s limitation on investments in illiquid securities.
TREASURY INFLATION PROTECTED SECURITIES (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments that provide a ‘real rate of return’ by adjusting interest and principal payments for the impact of inflation. This periodic inflation adjustment of U.S. inflation-indexed securities is tied to the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics. CPI measures the change in the cost of a fixed basket of consumer goods and services, such as transportation, food, and housing. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES AND PRIVATE PLACEMENTS. The Portfolios may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “accredited investors” under Regulation D under the 1933 Act (“Reg. D Securities” or “Private Placements”)) or “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a portfolio’s limitation on the purchase of illiquid securities, unless a portfolio’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Portfolio in Rule 144A Securities. The Trust’s Board of Trustees may adopt guidelines and delegate to the Specialist Managers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.
Non-publicly traded securities (including Reg. D and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Portfolio. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Portfolio’s investments in illiquid securities are subject to the risk that should a portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the portfolio’s net assets could be adversely affected.
ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Portfolio’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Portfolio may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Trust’s Board of Trustees, the Specialist Manager determines the liquidity of a Portfolio’s investments. In determining the liquidity of a Portfolio’s investments, the Specialist Manager may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock that pay interest or dividends in the form of additional debt obligations or preferred stock.
PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from

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a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.
Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
CONVERTIBLE SECURITIES. Each Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.
A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer, A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e. strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to the point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective,
A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Specialist Manager believes that such a combination may better

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achieve a Portfolio’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Portfolio may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
A Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Portfolio in turn assumes credit risk associated with the convertible note.
BANK CAPITAL SECURITIES. The Portfolios may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.
TRUST PREFERRED SECURITIES. The Portfolios may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Portfolio to sell their holdings. In identifying the risks of the trust preferred securities, the Specialist Manager will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Portfolio.
FOREIGN INVESTMENTS.
FOREIGN SECURITIES AND FOREIGN GOVERNMENT SECURITIES. American Depositary Receipts (“ADRs”) are dollar-denominated receipts generally issued in registered form by domestic banks that represent the deposit with the bank of a security of a foreign issuer. ADRs, which are publicly traded on U.S. exchanges and in the over-the-counter markets. Generally, they are issued in registered form, denominate in U.S. dollars, and designed for use in the U.S. securities markets. The Equity and Institutional Equity Portfolios are permitted to invest in ADRs. Additionally, these portfolios may invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs are similar to ADRs but are issued and traded in Europe. Both EDRs and GDRs may be issued in bearer form and denominated in currencies other than U.S. dollars, and are generally designed for use in securities markets outside the U.S. For purposes of the Trust’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will

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be treated as common stock. ADR, EDR or GDR programs may be sponsored or unsponsored. The depositary receipts are securities that demonstrate ownership interests in a security or pool of securities that have been placed with a ‘depository.’ These depositary receipts may be sponsored or unsponsored. Depositary receipts may or may not be denominated in the same currency as the underlying securities. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs, EDRs or GDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs, EDRs or GDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result. For other depositary receipts, the depository may be foreign or a U.S. entity, and the underlying securities may have a foreign or U.S. issuer.
The foreign government securities in which certain Portfolios may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt securities of supranational entities. Such securities may be denominated in other currencies. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies. A Portfolio may invest in foreign government securities in the form of ADRs as described above.
The Real Estate Securities Portfolio may invest without limit in equity securities of non-U.S. real estate companies, or sponsored and unsponsored depositary receipts for such securities.
CURRENCY RELATED INSTRUMENTS. As indicated in the Prospectuses, certain Portfolios may use forward foreign currency exchange contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. Certain Portfolios may, consistent with their respective investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which each is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by each are denominated. The following discussion sets forth certain information relating to forward currency contracts and other currency related instruments, together with the risks that may be associated with their use. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
ABOUT CURRENCY TRANSACTIONS AND HEDGING. Certain Portfolios are authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.
FOREIGN CURRENCY OPTIONS AND RELATED RISKS. Certain Portfolios may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller

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transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. To the extent indicated in the Prospectuses, the Portfolios may use forward contracts to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The International Equity, Institutional International Equity, Institutional Value Equity, Institutional Growth Equity, Commodity Returns Strategy, Fixed Income Opportunity and Emerging Markets Portfolios may also use forward contracts in connection with specific transactions. In addition, they may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio’s exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio’s exposure to foreign currency fluctuations from one country to another. For example, when the Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging.”
The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. A portfolio may enter into forward contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the portfolio to deliver an amount of foreign currency in excess of the value of the portfolio’s securities and other assets denominated in that currency; or (2) the portfolio maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the portfolio’s securities denominated in such currency, equals or exceeds the value of such contracts.
At or before the maturity date of a forward contract that requires the portfolio to sell a currency, the portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the portfolio may close out a forward contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, a Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to a portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
Although the Portfolios value their assets daily in terms of U.S. dollars, no Portfolio intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

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HEDGING INSTRUMENTS AND OTHER DERIVATIVES.
OPTIONS. To the extent indicated in the Prospectuses, the Portfolios may, consistent with their investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. A Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. With the exception of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Commodity Returns Strategy Portfolio and The Fixed Income Opportunity Portfolio, options may be used only for the purpose of reducing investment risk or to gain market exposure pending investment. The Portfolios mentioned above may invest in options as disclosed in their Prospectus. The Portfolios may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such options may be traded on an exchange or in the over-the-counter (“OTC”) markets. OTC options are subject to greater credit and liquidity risk. See “Additional Risk Factors of OTC Options.” The following discussion sets forth certain information relating to the types of options that the Portfolios may use, together with the risks that may be associated with their use.
ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash.
OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.
Put options may be purchased in order to hedge against a decline in market value of a security held by the purchasing Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the purchasing portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the purchasing portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.
OPTION WRITING. Call options may be written (sold) by the Portfolios. Generally, calls will be written only when, in the opinion of a Portfolio’s Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.
Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Portfolio’s Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the portfolio that sold the put will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Portfolio that has written (sold) the option is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio that has written (sold) the put option will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for

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share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.
OPTIONS ON SECURITIES INDICES. Options on securities indices may be used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio to be hedged. Options on stock indices are settled exclusively in cash.
RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.
Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.
To the extent that a Portfolio writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Portfolio has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Portfolio were unable to close out such a call option, the Portfolio would not be able to sell the underlying security unless the option expired without exercise.
ADDITIONAL RISK FACTORS OF OTC OPTIONS. Certain instruments traded in OTC markets, including indexed securities and OTC options, involve significant liquidity and credit risks. The absence of liquidity may make it difficult or impossible for a Portfolio to sell such instruments promptly at an acceptable price. In addition, lack of liquidity may also make it more difficult to the Portfolio to ascertain a market value for the instrument. A Portfolio will only acquire an illiquid OTC instrument if the agreement with the counterparty contains a formula price at which the contract can be sold or terminated or if on each business day, the Specialist Manager anticipates that at least one dealer quote is available.
Instruments traded in OTC markets are not guaranteed by an exchange or clearing organization and generally do not require payment of margin. To the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Portfolio will attempt to minimize these risks by engaging in transactions with counterparties who have significant capital or who have provided the Portfolio with a third party guarantee or credit enhancement.
FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectuses, the Portfolios may use futures contracts and options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolios may use, together with the risks that may be associated with their use. As part of their investment strategies, a portion of each of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Commodity Returns Strategy Portfolio and The Fixed Income Opportunity Portfolio will invest directly in futures contracts and options on futures

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contracts to attempt to achieve each Portfolio’s investment objective without investing directly in the securities included in the underlying index.
ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.
STOCK INDEX FUTURES CONTRACTS. A Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.
FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.
OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by the portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.
RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

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As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.
The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Portfolio will be correct.
MARGIN AND SEGREGATION REQUIREMENTS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by a Portfolio, that Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.
With the exception of The Institutional Value Equity and Institutional Growth Equity Portfolio, a Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Portfolio’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
When purchasing a futures contract, a portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the portfolio. When selling a futures contract, a portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
When selling a call option on a futures contract, a portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the portfolio.
When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it

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to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.
SWAP AGREEMENTS. A Portfolio may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.
ABOUT SWAP AGREEMENTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.
The Commodity Returns Strategy Portfolio may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.
The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Portfolio’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Portfolio’s illiquid investment limitations. A Portfolio will not enter into any swap agreement unless the Specialist Manager believes that the other party to the transaction is creditworthy. A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Portfolio will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Portfolio on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Portfolio on the notional amount.

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Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to a swap agreement defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Portfolio’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Portfolios and their respective Specialist Manager(s) believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio’s borrowing restrictions. For purposes of each of the Portfolio’s requirements under Rule 12d3-1 (where, for example, a Portfolio is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”) and Section 5b-1 where, for example, a diversified Portfolio is prohibited from owning more than 5% of its total assets in any one issuer with respect to 75% of a Portfolio’s total assets, the mark-to-market value will be used to measure the Portfolio’s counterparty exposure. In addition, the mark-to-market value will be used to measure the Portfolio’s issuer exposure for purposes of Section 5b-1.
A Portfolio may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Portfolio or to effect investment transactions consistent with the Portfolio’s investment objective and strategies. Index swaps tend to have a maturity of one year. There is not a well-developed secondary market for index swaps. Many index swaps are considered to be illiquid because the counterparty will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). A Portfolio may therefore treat all swaps as subject to their limitation on illiquid investments. For purposes of calculating these percentage limitations, a Portfolio will refer to the notional amount of the swap.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Specialist Manager, under the supervision of the Board of Trustees and the Adviser, is responsible for determining and monitoring the liquidity of Portfolio transactions in swap agreements.
Pursuant to an exemption under Rule 4.5(a)(i) of the Commodity Exchange Act (“CEA”) the Trust continues to rely on an exclusion from the definition of “commodity pool operator” under the CEA and, therefore, is not subject to registration or regulation as a pool operator under the CEA. The Trust has filed the appropriate documentation with the National Futures Association pursuant to this exemption.
Synthetic Equity Swaps. Certain Portfolios may also enter into synthetic equity swaps, in which one party to the contract agrees to pay the other party the total return earned or realized on a particular “notional amount” of value of an underlying equity security including any dividends distributed by the underlying security. The other party to the contract makes regular payments, typically at a fixed rate or at a floating rate based on LIBOR or other variable interest rated based on the notional amount. The notional amount is not invested in the reference security. Similar to currency swaps, synthetic equity swaps are generally entered into on a net basis, which means the two payment streams are netted out and the Portfolio will either pay or receive the net amount. The Portfolio will enter into a synthetic equity swap instead of purchasing the reference security when the synthetic equity swap provides a more efficient or less expensive way of gaining exposure to a security compared with a direct investment in the security.
OTHER HEDGING INSTRUMENTS. Generally, a Portfolio’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Act are met, however, investments in excess of these limitations may be made. Certain of the Portfolios may make such investments, some of which are described below.
The Portfolios may invest in exchange-traded funds (“ETFs”) as part of each portfolio’s overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolios invest and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies is consistent with the investment policies and restrictions adopted by the Portfolios. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded

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fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same Management Risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.
Among the ETFs in which the Portfolios may invest are Standard & Poor’s Depositary Receipts (“SPDRs”) and iShares®. SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities.
The Portfolios may invest in iShares in excess of the statutory limits in reliance on an exemptive order issued to that entity, provided that certain conditions are met.
COMMODITY-LINKED DERIVATIVES. The Commodity Returns Strategy Portfolio may invest in instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices such as “commodity-linked” or “index-linked” notes. These instruments are sometimes referred to as “structured notes” because the terms of the instrument may be structured by the issuer of the note and the purchaser of the note, such as the Portfolio.
The values of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices, but a particular note has many features of a debt obligation. These notes also are subject to credit and interest rate risks that in general affect the value of debt securities. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest rate payments.
Structured notes may involve leverage, meaning that the value of the instrument will be calculated as a multiple of the upward or downward price movement of the underlying commodity future or index. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the Portfolio’s commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions.
Commodity-linked notes may be issued by US and foreign banks, brokerage firms, insurance companies and other corporations. These notes, in addition to fluctuating in response to changes in the underlying commodity assets, these notes will be subject to credit and interest rate risks that typically affect debt securities.
The commodity-linked instruments may be wholly principal protected, partially principal protected or offer no principal protection. With a wholly principal protected instrument, the Portfolio will receive at maturity the greater of the par value of the note or the increase in value of the underlying index. Partially protected instruments may suffer some loss of principal up to a specified limit if the underlying index declines in value during the term of the instrument. For instruments without principal protection, there is a risk that the instrument could lose all of its value if the index declines sufficiently. The Specialist Managers’ decisions on whether and to

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what extent to use principal protection depend in part on the cost of the protection. In addition, the ability of the Portfolio to take advantage of any protection feature depends on the creditworthiness of the issuer of the instrument.
Commodity-linked derivatives are generally hybrid instruments which are excluded from regulation under the CEA and the rules thereunder, so that the Portfolio will not be considered a “commodity pool.” Additionally, from time to time the Portfolio may invest in other hybrid instruments that do not qualify for exemption from regulation under the CEA.
LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.
NON-DIVERSIFICATION. The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio are classified as non-diversified investment portfolios under the 1940 Act. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in these Portfolios, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolios. Any economic, political, or regulatory developments affecting the value of the securities in the Portfolios will have a greater impact on the total value of the Portfolios than would be the case if the Portfolios were diversified among more issuers. The Portfolios intend to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). This undertaking requires that at the end of each quarter of the Portfolios’ taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.
INDEX INVESTING
A portion of the assets of certain Portfolios may at times be committed to investing assets in a manner that replicates the composition of an appropriate benchmark index. At times, subsets of these indices may also be used as a basis for selecting securities for such a portion of a Portfolio. This passive investment style would differ from the active management investment techniques used with respect to the Portfolios’ other assets. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index.
INVESTMENT RESTRICTIONS
In addition to the investment objectives and policies of the Portfolios, each Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 though 11) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio’s outstanding voting securities as defined in the Investment Company Act.
A PORTFOLIO MAY NOT:
1.	With the exception of The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, no portfolio may purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio’s assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

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2.	Borrow money, except that a Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).

3.	Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Portfolio’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectuses.

4.	Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts, forward contracts and similar derivative financial instruments described in the Trust’s Prospectuses shall not constitute issuance of a senior security.

5.	Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

6.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

7.	With the exception of the Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.

8.	With respect to The Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, except to the extent the Portfolio may do so as described in the Portfolio’s Prospectus and Statement of Additional Information and provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.

9.	Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Portfolio’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectuses.

10.	With the exception of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, no Portfolio may invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

11.	With respect to The Intermediate Term Municipal Bond Portfolio, invest, under normal circumstances, less than 80% of its net assets in Municipal Securities.
The following investment restrictions (12 through 16) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.
12.	A Portfolio may not make short sales of securities, maintain a short position, or purchase securities on margin, provided that this restriction shall not preclude the Trust from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by a Portfolio of options, futures contracts and similar derivative financial instruments in the manner described in the Trust’s Prospectuses. For the purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.

13.	A Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act.

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14. Assets of any Portfolio that are allocated to a passive index strategy shall be invested in a manner that replicates the performance of the benchmark index assigned to that Portfolio, provided that derivative instruments may be used in order to gain market exposure pending investment in accordance with such strategy, and provided further that adherence to such passive index strategy shall not require the acquisition of any security if such acquisition would result in a violation of any investment restriction to which the Portfolio is otherwise subject or any provision of the Investment Company Act or rule promulgated thereunder.
15.	A Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).
16.	The Portfolios listed below have non-fundamental investment policies obligating such a Portfolio to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Portfolio’s name. For purposes of such an investment policy, “assets” includes the Portfolio’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with at least 60 days’ notice of any intended change. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.
a.	The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio will each invest at least 80% of its assets in equity securities.

b.	The Small Capitalization Equity Portfolio will invest at least 80% of its assets in equity securities of small capitalization issuers, as defined in the Trust’s Prospectuses.

c.	The Real Estate Securities Portfolio will invest at least 80% of its assets in equity and debt securities issued by U.S. and non-U.S. real estate-related companies, as defined in the Trust’s Prospectus.

d.	The International Equity Portfolio will invest at least 80% of its assets in equity securities of issuers located in at least three countries other than the United States.

e.	The Emerging Markets Portfolio will, under normal market conditions, invest at least 80% of its assets in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market.

f.	The Institutional Small Capitalization Equity Portfolio will invest at least 80% of its assets in equity securities of small capitalization issuers, as defined in the Trust’s Prospectuses.

g.	The Institutional International Equity Portfolio will invest at least 80% of its assets in equity securities of issuers located in at least three countries other than the United States.

h.	The Core Fixed Income Portfolio will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies, or deemed of comparable quality.

i.	The Fixed Income Opportunity Portfolio will invest at least 80% of its assets in fixed income securities and at least 50% of its assets in those fixed income securities (sometimes referred to as “junk bonds”) that, at the time of purchase, are rated below the fourth highest category assigned by one of the major independent rating agencies, or of comparable quality.

j.	The Short-Term Municipal Bond Portfolio will invest at least 80% of its assets in municipal bonds.

k.	The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio will each invest at least 80% of their respective assets in intermediate-term fixed income securities the interest on which is exempt from regular Federal income tax.

l.	The Commodity Returns Strategy Portfolio will invest at least 80% of its assets in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments and other similar instruments. As of September 25, 2011, this non-fundament investment restriction will no longer apply to The Commodity Returns Strategy Portfolio.

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m.	The U.S. Government Fixed Income Securities Portfolio will each invest at least 80% of its assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

n.	The U.S. Corporate Fixed Income Securities Portfolio will invest at least 80% of its assets in fixed income securities issued by U.S. corporations.

o.	. The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio will invest at least 80% of its assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities.
An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken. In order to permit the sale of its shares in certain states, the Trust may make commitments more restrictive than those described above. Should the Trust determine that any such commitment may no longer be appropriate, the Board will consider whether to revoke the commitment and terminate sales of its shares in the state involved.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust’s shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust’s shareholders. Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust’s shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio’s net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Trust’s portfolio securities at the time of redemption or repurchase.
PORTFOLIO TRANSACTIONS AND VALUATION
PORTFOLIO TRANSACTIONS. Subject to the general supervision of the Board, the Specialist Managers of the respective Portfolios are responsible for placing orders for securities transactions for each of the Portfolios. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, a Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Specialist Managers may, however, consistent with the interests of the Portfolios they serve, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, a Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. The table below reflects the aggregate dollar amount of brokerage commissions paid by each of the Portfolios of the Trust during the fiscal years indicated (amounts in thousands).

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	YEAR ENDED		YEAR ENDED		YEAR ENDED
PORTFOLIO	June 30, 2011		June 30, 2010		June 30, 2009
The Value Equity Portfolio	$461		$483		$1,304
The Institutional Value Equity Portfolio	$734		$622		$645	(b)
The Growth Equity Portfolio	$474		$568		$975
The Institutional Growth Equity Portfolio	$697		$593		$396	(c)
The Small Capitalization Equity Portfolio	$162		$767		$885
The Institutional Small Capitalization Equity Portfolio	$304		$688		$417	(d)
The Real Estate Securities Portfolio	$342		$228		$21	(a)
The Commodity Returns Strategy Portfolio	$375		$41	(e)	*
The International Equity Portfolio	$1,330		$1,785		$2,488
The Institutional International Equity Portfolio	$2,166		$1,017	(f)	*
The Emerging Markets Portfolio	$879		$580	(g)	*
The Core Fixed Income Portfolio	$77		$113		$21
The Fixed Income Opportunity Portfolio	$2		$0		$0
The U.S. Government Fixed Income Securities Portfolio	$0	(h)	*		*
The U.S. Corporate Fixed Income Securities Portfolio	$0	(h)	*		*
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$1	(h)	*		*
The Short-Term Municipal Bond Portfolio	$0		$0		$0
The Intermediate Term Municipal Bond Portfolio	$0		$0		$0
The Intermediate Term Municipal Bond II Portfolio	$0	(i)	*		*

*	The applicable Portfolios were not operational during these periods.

(a)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.

(b)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.

(c)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.

(d)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.

(e)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.

(f)	Not Annualized for the Period November 20, 2009 (commencement of operations) through June 30, 2010.

(g)	Not Annualized for the Period December 10, 2009 (commencement of operations) through June 30, 2010.

(h)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.

(i)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.

The Trust has adopted procedures pursuant to which each Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. Several of the Trust’s Specialist Managers are affiliated with brokerage firms to which brokerage transactions may, from time to time, be allocated.
The following table reflects the aggregate dollar amount of brokerage commissions paid by each of the Equity and Institutional Equity Portfolios to any broker/dealer with which such Portfolio may be deemed to be an affiliate during the Trust’s last three fiscal years. Information shown is expressed both as a percentage of the total amount of commission dollars paid by each Portfolio and as a percentage of the total value of all brokerage transactions effected on behalf of each Portfolio. “NA” indicates that during the relevant period, the indicated broker was not considered an affiliate of the specified Portfolio. None of the Income Portfolios paid any brokerage commissions during the relevant periods.

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	VALUE EQUITY			GROWTH EQUITY
	2011	2010	2009	2011	2010	2009
State Street
Commissions paid ($)	$266	$367	$124,497	$586	$365	$36,131
% of commissions	0.06%	0.08%	9.54%	0.12%	0.06%	3.70%
% of transactions	0.09%	0.09%	9.50%	0.19%	0.04%	4.10%

	VALUE EQUITY			GROWTH EQUITY
	2011	2010	2009	2011	2010	2009
Wachovia
Commissions paid ($)	N/A	$0	$940	N/A	$0	N/A
% of commissions	N/A	0%	0.07%	N/A	0%	N/A
% of transactions	N/A	0%	0.02%	N/A	0%	N/A

	INSTITUTIONAL VALUE EQUITY			INSTITUTIONAL GROWTH EQUITY
	2011	2010	2009	2011	2010	2009
State Street
Commissions paid ($)	$491	$456	$103,214	$998	$317	$3,500
% of commissions	0.07%	0.07%	16.01%	0.14%	0.05%	0.88%
% of transactions	0.05%	0.06%	12.80%	0.09%	0.02%	0.51%

	INSTITUTIONAL VALUE EQUITY			INSTITUTIONAL GROWTH EQUITY
	2011	2010	2009	2011	2010	2009
Wachovia
Commissions paid ($)	N/A	$120	$784	N/A	$0	N/A
% of commissions	N/A	0.02%	0.12%	N/A	0%	N/A
% of transactions	N/A	0.01%	0.04%	N/A	0%	N/A
In no instance will portfolio securities be purchased from or sold to Specialist Managers, the Adviser or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.
PORTFOLIO TURNOVER. Changes may be made in the holdings of any of the Portfolios consistent with their respective investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio involved. With the exception of The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, it is not anticipated that the annual portfolio turnover rate for a Portfolio will exceed 100% under normal circumstances. The Core Fixed Income Portfolio has historically had significant portfolio turnover (e.g., over 150%/year), and it is anticipated that such portfolio turnover will continue in the future. A high rate of Portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.
Portfolios may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase a Portfolio’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for a Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Portfolio’s securities.

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For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for each of the Portfolios that has more than one Specialist Manager will be an aggregate of the rates for each individually managed portion of that Portfolio. Rates for each portion, however, may vary significantly. The portfolio turnover rates for each of the Trust’s Portfolios during the last three fiscal years are set forth in the following table.

	FISCAL YEAR ENDED		FISCAL YEAR ENDED		FISCAL YEAR ENDED
PORTFOLIO	June 30, 2011		June 30, 2010		June 30, 2009
The Value Equity Portfolio	72.04%		77.68%		139.39%
The Institutional Value Equity Portfolio	97.05%		107.30%		129.30% (b)
The Growth Equity Portfolio	49.14%		51.80%		72.93%
The Institutional Growth Equity Portfolio	85.12%		85.24%		66.73% (c)
The Small Capitalization Equity Portfolio	51.76%		101.53%		99.01%
The Institutional Small Capitalization Equity Portfolio	100.93%		156.96%		71.46% (d)
The Real Estate Securities Portfolio	79.82%		45.39%		4.41% (a)
The Commodity Returns Strategy Portfolio	79.60%		3.26	%(e)	*
The International Equity Portfolio	49.11%		74.59%		70.27%
The Institutional International Equity Portfolio	54.67%		24.84	%(f)	*
The Emerging Markets Portfolio	61.56%		44.29	%(g)	*
The Core Fixed Income Portfolio	684.04%		511.41%		221.65%
The Fixed Income Opportunity Portfolio	157.18%		126.93%		100.90%
The U.S. Government Fixed Income Securities Portfolio	73.52	%(h)	*		*
The U.S. Corporate Fixed Income Securities Portfolio	127.65	%(h)	*		*
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	10.64	%(h)	*		*
The Short-Term Municipal Bond Portfolio	19.68%		25.70%		18.99%
The Intermediate Term Municipal Bond Portfolio	21.78%		36.62%		23.80%
The Intermediate Term Municipal Bond II Portfolio	2.81	%(i)	*		*

*	The applicable Portfolios were not operational during these periods.

(a)	Not Annualized for the Period May 21, 2009 (commencement of operations) through June 30, 2009.

(b)	Not Annualized for the Period July 18, 2008 (commencement of operations) through June 30, 2009.

(c)	Not Annualized for the Period August 8, 2008 (commencement of operations) through June 30, 2009.

(d)	Not Annualized for the Period August 15, 2008 (commencement of operations) through June 30, 2009.

(e)	Not Annualized for the Period June 8, 2010 (commencement of operations) through June 30, 2010.

(f)	Not Annualized for the Period November 20, 2009 (commencement of operations) through June 30, 2010.

(g)	Not Annualized for the Period December 10, 2009 (commencement of operations) through June 30, 2010.

(h)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.

(i)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.

VALUATION. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.
In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily

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marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board shall determine in good faith to reflect the security’s fair value. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange, the security is valued at the mean of the bid and asking price. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust’s Portfolios is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.
When the closing price of a foreign security is not an accurate representation of value as a result of events that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Portfolios’ net asset value per share is calculated (a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.
PORTFOLIO HOLDINGS. The Trust may provide information regarding the portfolio holdings of the various Portfolios to its service providers where relevant to duties to be performed for the Portfolios. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to a Specialist Manager, provided that the service is related to the investment advisory services that the Specialist Manager provides to the Portfolios. Neither the Trust nor any service provider to the Trust may disclose material information about the Portfolios’ holdings to other third parties except that information about portfolio holdings may be made available to such third parties provided that the information has become public information by the filing of an annual or semi-annual report or Form N-Q by the Portfolios. In no event shall such information be disclosed for compensation.
ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS
Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the various Portfolios. All of the portfolio managers are employees of the indicated Specialist Manager and not of the Adviser.
As noted in the Prospectuses, investment in the HC Advisors Shares of the Trust is currently limited to financial intermediaries that have entered into, and maintain, a client agreement with such company; and (ii) are acting in accordance with discretionary authority on behalf of such intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios. Unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio of the Trust for which they are responsible.
The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of June 30, 2011, unless otherwise noted.
It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.
AllianceBernstein L.P. (“AllianceBernstein”) AllianceBernstein serves as a Specialist Manager for The Value Equity and Institutional Value Equity Portfolios. AllianceBernstein L.P. is 63% owned by AXA Financial, Inc., a wholly-owned subsidiary of AXA, a global financial services organization, and 32.7% owned by the public (including former employees), with the remainder held by the Firm’s directors, officers and employees. The address of AllianceBernstein L.P. is 1345 Avenue of the Americas, New York, NY, 10105, and the address of its parent company, AXA Financial, Inc., is 25 Avenue Matignon, 75008 Paris, France. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to

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AllianceBernstein. Messrs. Paul and Powell provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.
OTHER ACCOUNTS MANAGED — VALUE EQUITY PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Gerry Paul	138	$22,11 billion	229	$9.66 billion	32,614	$49.65 billion
Greg Powell	138	$22,11 billion	229	$9.66 billion	32,614	$49.65 billion
OTHER ACCOUNTS MANAGED — INSTITUTIONAL VALUE EQUITY PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Gerry Paul	138	$22,05 billion	229	$9.66 billion	32,614	$49.65 billion
Greg Powell	138	$22,05 billion	229	$9.66 billion	32,614	$49.65 billion
OTHER ACCOUNTS MANAGED — OF TOTALS LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Gerry Paul	3	$6.73 billion	5	$409 million	24	$2.22 billion
Greg Powell	3	$6.73 billion	5	$409 million	24	$2.22 billion
CONFLICTS OF INTEREST. AllianceBernstein, as an Investment Adviser registered with the SEC, and as a fiduciary to its various clients, has adopted several specific statements of policy and procedure designed to reduce or eliminate potential conflicts of interest that may arise from time to time. These policies apply to all AllianceBernstein employees.
Accordingly, AllianceBernstein has designated Mark Anderson as our Conflicts Officer. Identifying conflicts of interest, both actual and potential, is an ongoing process. He is also a member of the Conflicts Committee, which is comprised of senior members of the Legal and Compliance Department. The Conflicts Committee confers about various conflicts at the firm and in our industry, advising on policies and procedures where relevant and maintaining a list of conflicts. These policies are constructed and implemented by the Legal and Compliance Department in coordination with the relevant business areas. We also disclose other regulatory conflicts in our Form ADV Part II and our Compliance Manual.
Furthermore, AllianceBernstein has adopted a Code of Business Conduct and Ethics regarding personal investing of its employees and Statements on Ethics covering various conflicts including outside business affiliations, transactions with family members and related parties, receipt of and giving of gifts and entertainment and proxy voting. These policy statements are distributed and acknowledged by employees no less frequently than annually and are delivered to all new employees upon hire.
In addition to various trading restrictions, and the requirement that AllianceBernstein employees maintain their personal brokerage accounts with one of three designated brokerage firms, employees of AllianceBernstein and its subsidiaries are required to pre-clear all personal securities transactions and to report each transaction to AllianceBernstein’s Compliance personnel. All employees of AllianceBernstein are forbidden to trade, either personally or on behalf of others, on material nonpublic information or communicating material nonpublic information to others in violation of the law.

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COMPENSATION. We recruit and retain outstanding individuals both by offering attractive financial incentives and by providing a highly stimulating work environment characterized by intellectual challenge, variety and a high level of personal independence within the framework of a clear and disciplined investment process. We keep the effectiveness of our compensation and incentives under constant review.
Compensation is typically paid in the form of base salary and a performance bonus. A portion of the bonus is deferred. The mix of different elements varies from person to person, with the element of deferred compensation typically more significant for more senior members of the firm. We aim to pay compensation which is highly competitive within the industry. Equity incentives are not generally offered.
Bonuses are based on evaluation of our investment professionals using a range of criteria that is not formulaic. Analysts, for example, are assessed on the basis of a ranking by Chief Investment Officers and Directors of Research from around the world. Their evaluation is based on factors including the contribution made by the analyst to alpha, their breadth and depth of research knowledge, and their attention to issues that can drive the performance of the stocks that they follow. Portfolio managers are assessed by the Chief Investment Officers to whom they report on their involvement in the research process and in other aspects of portfolio management; their success in establishing and maintaining client relationships and their contribution to team effectiveness.
The results of this evaluation help determine annual compensation, but individual elements of compensation are not mechanically determined. This balanced approach to appraisal and compensation helps to maintain the integrity of our investment approach by ensuring, for example, that investment professionals are not tempted to chase short-term performance.
Artisan Partners Limited Partnership (“Artisan Partners”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Mr. Mark L. Yockey, a managing director of Artisan Partners, is responsible for making day-to-day investment decisions for those portions of these Portfolios allocated to Artisan Partners. Mr. Yockey also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark L. Yockey	6	$11.2 billion	5	$673 million	21	$6.6 billion

*	None of these accounts has an advisory fee based on performance.
CONFLICTS OF INTEREST. Artisan Partners’ Non-U.S. Growth investment team, led by Mark Yockey as manager, manages portfolios for multiple clients within two investment strategies (Non-U.S. Growth and Non-U.S. Small-Cap Growth) and co-manages a third in the Global Equity strategy. These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of the Portfolios and their shareholders, including:
Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within Artisan Partners’ Non-U.S. Growth strategy, including the Portfolios, are managed similarly, substantially all of the research and portfolio management activities conducted by the Non-U.S. Growth investment team benefit all clients within the strategy. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Partners’ clients as appropriate given the nature of the services provided.
Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. Therefore, client-imposed restrictions placed on one or more client accounts may impact the manner in which Artisan Partners invests on behalf of all of its client accounts. For example, separate account clients in Artisan Partners’ Non-U.S. Growth strategy may prohibit investing in derivatives, while the

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Portfolios may invest in such securities to a limited extent. Even though the Portfolios may invest in derivatives, Artisan Partners likely would not do so if most of the clients invested in its Non-U.S. Growth strategy could not participate.
To prevent the potentially negative impact that the actions by one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.
Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy including Artisan Partners’ Non-U.S. Growth investment strategy, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Funds, Inc., a registered investment company to which Artisan Partners acts as investment adviser (“Artisan Funds”). Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.
Artisan Partners may allow an employee of the firm to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material nonpublic information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners employee is a director, except that the employee who is the director may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Portfolios if the Artisan Partners employee were not a director.
Management Services Provided to or Business Relationships with the Portfolios’ Service Providers. Artisan Partners may provide separate account management services to, or have other business relationships with, entities that are, or affiliates of which are, service providers to the Portfolios. In every case, the compensation received by Artisan Partners for its advisory services is consistent with the fees received by Artisan Partners from clients that have no relationship with the Portfolios and fees paid by Artisan Partners for services received is the same as or consistent with the fees paid to comparable service providers that have no relationship with the Portfolios.
Allocation of Portfolio Transactions Among Clients. Artisan Partners seeks to treat all of its clients fairly when allocating investment opportunities among clients. Because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for a limited number of client-imposed restrictions and limitations), most orders placed by the firm’s investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The firm’s traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. The trader also strives to use a single broker for execution of a given trade on any given day to manage transaction costs; however, with increasing fragmentation of securities markets and dispersion of sources of liquidity, the trader may use more than one broker. All participating accounts, including the Portfolios, then share (generally pro rata subject to minimum order size requirements) in the aggregated transaction, paying the same price and commission rate.
Because it is generally not known in advance how many shares will be received in most underwritten offerings, including initial public offerings, shares are allocated to client accounts after receipt. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan Partners’ proprietary accounts, which are discussed below, are not permitted to invest in underwritten offerings.
There also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. For example, the capitalization ranges of some strategies overlap or a security may be of interest to both Artisan Partners’ growth and value, or Artisan Partners’ U.S. and Non-U.S. teams. “Same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, the trader works both trades in the market at the same times, subject to the

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requirements of the written trade processing procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will contact each portfolio manager involved to determine if either portfolio manager wishes to withdraw or modify his or her order. If both orders remain unmodified, the traders may proceed to work those orders in the markets, so long as the traders follow written trade processing procedures,
The procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan Partners and are included in Artisan Partners’ compliance program.
Soft Dollars and Commission Recapture. As an investment adviser, Artisan Partners has an obligation to seek best execution for clients — that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients. Subject to Artisan Partners’ duty to seek best execution, selection of brokers is affected by Artisan Partners’ receipt of research services.
Client commissions are used (i) to acquire third party research, including the eligible portion of certain “mixed use” research products, and (ii) for proprietary research provided by brokers participating in the execution process, including access to the brokers’ traders and analysts, access to conferences and company managements, and the provision of market information.
When Artisan Partners receives research products and services in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to select a particular broker or dealer or electronic communication network (“ECN”) that will provide it with research products or services. However, Artisan Partners chooses those brokers or dealers it believes are best able to provide the best combination of net price and execution in each transaction.
Artisan Partners uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Portfolios, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain governmental clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan Partners pays for such products and services from its own funds).
A number of Artisan Partners’ clients, including the Portfolios, participate in commission recapture arrangements, pursuant to which Artisan Partners is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture brokers subject to Artisan Partners’ duty to seek best execution. Those client directions generally require that Artisan Partners execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture brokers. Artisan Partners tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows into or out of an account). Progress toward those commission recapture goals is monitored on an on-going basis by Artisan Partners. Largely driven by developments in brokerage commission reporting in the U.K. and similar regulatory initiatives in other markets, as well as continued downward pressure on commission rates, most of the largest brokers or dealers have stopped facilitating commission recapture on transactions outside the U.S. As a result, commissions in non-U.S. transactions are rarely able to be recaptured.
Artisan Partners has adopted written procedures with respect to soft dollars and commission recapture, which are included in Artisan Partners’ compliance program.
Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary investments and personal investments by the firm’s employees also may present potential conflicts of interest with Artisan Partners’ clients, including the Portfolios. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Other proprietary or similar accounts that may exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more of those accounts and the accounts of the firm’s clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts, including the proprietary and other accounts. As of June 30, 2011, Artisan Partners did not have any such accounts.
Personal transactions are subject to the Artisan Partners Code of Ethics, which generally provides that employees of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code requires pre-approval of most personal transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement) and generally prohibits Artisan Partners’

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employees from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities within sixty days. Certain transactions, including trading of mutual funds for which Artisan acts as adviser or sub-adviser, are excluded from the short-term trading limitation. Trading in mutual fund shares is excluded from that prohibition because funds typically have their own policies and procedures related to short-term trading activity.
In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Artisan Partners reviews those reports for conflicts, or potential conflicts, with client transactions.
The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.
Proxy Voting. Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting shares of that issuer on behalf of the Portfolios. As described in its proxy voting policy, Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners manages assets for the issuer or an affiliate of the issuer and also recommends that the Portfolios invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds or an employee of Artisan Partners; (iii) Artisan Partners is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan Partners employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan Partners employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners, or an employee of Artisan Partners, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy. Artisan Partners’ proxy voting policy contains procedures that must be followed in the event such relationships are identified in order to avoid or minimize conflicts of interest that otherwise may result in voting proxies for Artisan Partners’ clients, including the Portfolios.
Fees. Like the fees Artisan Partners receives from the Portfolios, the fees Artisan Partners receives as compensation from other clients are typically calculated as a percentage of a client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners’ performance against an agreed upon benchmark), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of June 30, 2011, Artisan Partners had five separate accounts with performance-based fees encompassing all of its investment strategies, though none of those client accounts are managed in Artisan Partners’ Non-U.S. Growth investment strategy. Although Artisan Partners may have an incentive to manage the assets of accounts with performance—based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan Partners’ procedures to manage all clients within a particular strategy similarly regardless of fee structure.
COMPENSATION. An Artisan Partners portfolio manager is compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategy, including the Portfolios. A portfolio manager is not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns the portfolio manager’s interests more closely with the long-term interests of clients. Artisan Partners portfolio managers participate in group life, health, medical reimbursement, and retirement plans that are generally available to all salaried employees of the firm. All senior professionals, including portfolio managers have or are expected to have over a reasonable time limited partnership interests in the firm.
BlackRock Financial Management, Inc. (“BlackRock”) serves as a Specialist Manager for The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. Akiva Dickstein and Matthew Kraeger are responsible for making day-to-day investment decisions for the portions of The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to BlackRock. Akiva Dickstein and Matthew Kraeger also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL
THE CORE FIXED INCOME PORTFOLIO
THE U.S.MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Akiva Dickstein	4	$2.4 billion	22	$6.3 billion	24	$8.1 billion
Matthew Kraeger	2	$1.2 billion	19	$2.2 billion	24	$8.1 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE
THE CORE FIXED INCOME PORTFOLIO
THE U.S.MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Akiva Dickstein	0	$0	4	$3.5 billion	2	$448 million
Matthew Kraeger	0	$0	2	$114.4 million	2	$448 million
POTENTIAL MATERIAL CONFLICTS OF INTEREST. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Funds, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Funds. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Funds by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Weinstein, Marra, Kraeger and Dickstein each manage certain accounts that are subject to performance fees. In addition, Messrs. Weinstein, Kraeger and Dickstein may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

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COMPENSATION. BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks include:

Portfolio Manager	Funds Managed	Benchmarks Applicable to Each Manager
Brian Weinstein Matthew Marra	THE CORE FIXED INCOME PORTFOLIO	A combination of market-based indices (e.g., Barclays Capital U.S. Aggregate Bond Index, Barclays Capital Intermediate Government/Credit Index, Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Akiva Dickstein Matthew Kraeger	THE U.S.MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO	A combination of market-based indices (e.g., custom 50% Barclays Capital Mortgage-Backed Securities Index/50% BofA Merrill Lynch 10-Year Treasury Index, Barclays Capital GNMA MBS Index), certain customized indices and certain fund industry peer groups.
Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.
Performance of fixed income funds is measured on both a pre-tax and after-tax basis over various time periods including 1-, 3-, 5- and 10-year periods, as applicable. With respect to the performance of the other listed Index and Multi-Asset Funds, performance is measured on, among other things, a pre-tax basis over various time periods including 1-, 3- and 5-year periods, as applicable.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of annual bonuses in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.
     Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Messrs. Weinstein, Marra and Dickstein have each received long-term incentive awards.
     Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the

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deferred compensation program is permitted to allocate his deferred amounts among various BlackRock investment options. Messrs. Weinstein, Marra, Kraeger and Dickstein have each participated in the deferred compensation program.
Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.
The Boston Company Asset Management, LLC (“TBCAM”) serves as a Specialist Manager for The Emerging Markets Portfolio. TBCAM is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Kirk Henry and Warren Skillman are responsible for the day-to-day management of the Portfolio. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kirk Henry	15	$5.1 billion	102	$4.4 billion	22	$4.44 billion
Warren Skillman	15	$5.1 billion	102	$4.4 billion	22	$4.44 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kirk Henry	0	$0	0	$0	1	$142 million
Warren Skillman	0	$0	0	$0	1	$142 million
CONFLICTS OF INTEREST. A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent. TBCAM has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at TBCAM.
These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.
This disclosure statement is not intended to cover all of the conflicts that exist within TBCAM, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of TBCAM. Further, the Chief Compliance Officer of TBCAM shall maintain a Conflicts Matrix that further defines the conflicts specific to TBCAM.

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New Investment Opportunities. A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation. TBCAM has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.
Compensation. A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if TBCAM receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager’s compensation.
Portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation (annual and long term retention incentive awards). Funding for the TBCAM Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. In general, bonus awards are based initially on TBCAM’s financial performance. However, awards for select senior portfolio managers are based initially on their individual investment performance (one, three, and five-year weighted). In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund’s realized performance fee.
Investment Objective. Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.
To mitigate the conflict in this scenario TBCAM has in places a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.
Trading. A portfolio manager could favor one account over another in the allocation of shares or price in a block trade. Particularly in cases when a portfolio manager buys or sells a security for a group of accounts in an aggregate amount that may influence the market price of the stock, certain portfolios could receive a more favorable price on earlier executions than accounts that participate subsequent fills. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.
When a portfolio manager intends to trade the same security for more than one account, TBCAM policy generally requires that such orders be “bunched,” which means that the trades for the individual accounts are aggregated and each portfolio receives the same average price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, TBCAM will place the order in a manner intended to result in as favorable a price as possible for such client.
To ensure that trades are being allocated in a fair and equitable manner consistent with our policies, performance dispersion among portfolios in all of TBCAM’s investment strategies is reviewed on a monthly basis. While it is not practicable to examine each individual trade allocation, this performance analysis for strategy-specific portfolio groups provides a reasonable basis to confirm adherence to policy or to highlight potential outliers.
Personal Interest. A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.
All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

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Outside Affiliations and Directorship. Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and BNY Mellon’s Corporate Policy on Outside Directorships and Offices (Policy I-A.022). However, in view of the potential conflicts of interest and the possible liability for TBCAM, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.
In addition to completing the reporting requirements set forth in the BNY Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at TBCAM in a timely manner.
Proxy Voting. Whenever TBCAM owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.
Material conflicts of interest are addressed through the establishment of our parent company’s Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Portfolio securities.
Personal Trading. There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of TBCAM’s clients.
Subject to the personal Securities Trading Policy, employees of TBCAM may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.
Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.
Client Commission Arrangements. Use of client commissions to pay for services that benefit TBCAM and not client accounts.It is the policy of TBCAM to enter into client commission arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. Client commissions may be used for services that qualify as “research” or brokerage”. All 3rd Party Commission services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved by the Brokerage Practices Committee.
Consultant Business. Many of our clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e. clients) and to investment management firms. TBCAM may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business. TBCAM does not pay referral fees to consultants.
Gifts. Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists. The Code of Conduct sets forth broad requirements for accepting gifts and entertainment. TBCAM’s Gift Policy supplements the Code of Conduct and provides further clarification for TBCAM employees.
TBCAM has established a Gift Policy that supplements the BNY Mellon Code of Conduct and which requires certain reporting and/or prior approval when accepting gifts and entertainment valued in excess of predetermined ranges. On a quarterly basis TBCAM Compliance Personnel review the gifts and entertainment accepted by TBCAM Employees to ensure compliance with the BNY Mellon Code of Conduct and the TBCAM Gift Policy.
Affiliated Brokerage. TBCAM is affiliated with certain BNY Mellon affiliated broker dealers.    TBCAM does not execute brokerage transactions directly with BNY Mellon affiliated brokers. An exception to this prohibition is where a client has provided affirmative

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written direction to TBCAM to execute trades through a BNY Mellon affiliated broker as part of a directed brokerage arrangement that the client has with such affiliated broker. TBCAM also maintains Affiliated Brokerage and Underwriting Policy and Procedures.
Breckinridge Capital Advisors, Inc. (“Breckinridge”) serves as the Specialist Manager for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Mr. Peter B. Coffin, president of Breckinridge David Madigan, Chief Investment Officer, Martha Field Hodgman, Executive Vice President of Breckinridge and Susan Mooney, Senior Vice President of Breckinridge, as well as Matthew Buscone, Vice President are responsible for making day-to-day investment decisions for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. The portfolio management team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker’s Trust and Prudential Insurance (managing single state municipal bond funds), as well as Chief Municipal Strategist for Merrill Lynch. From 1993 to 2001, Ms. Hodgman served as a Vice President in the Fixed Income Management Group of Loomis Sayles & Co. L.P. She has also been a portfolio manager for John Hancock Advisors, Inc. (managing state-specific tax exempt mutual funds) and an analyst for the Credit Policy Committee of Putnam Investments. Mr. Buscone has been a Portfolio Manager since 2008 after having served as a trader at Breckinridge from 2002-2008. From 1992-2002 he was a Trader and Portfolio Manager for both taxable and tax-exempt portfolios at David L. Babson and Mellon Private Asset Management.
Breckinridge manages portfolios on a team approach enabling any portfolio manager to make portfolio management recommendations and decisions across all accounts managed by Breckinridge.
OTHER ACCOUNTS MANAGED — TOTAL*
SHORT-TERM MUNICIPAL BOND PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Breckinridge Portfolio	1	$61 million	3	$84 million	5378	$12.6 billion
Management Team

*	None of these accounts has an advisory fee based on performance.
OTHER ACCOUNTS MANAGED — TOTAL*
INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Breckinridge Portfolio	1	$35 million	3	$84 million	5378	$12.6 billion
Management Team

*	None of these accounts has an advisory fee based on performance.
CONFLICTS OF INTEREST. In connection with its management of client accounts, Breckinridge is subject to potential conflicts of interest. The primary potential conflict is decisions regarding the allocation of securities among portfolios with similar strategies but different fee schedules. Breckinridge believes it has sufficient policies and procedures in place to address this concern.

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Other potential conflicts concern soft dollars and other trading practices and personal trading by employees. To minimize these conflicts, Breckinridge has adopted a policy of not accepting any soft dollars and believes that the policies and practices in place and documented in its Compliance Manual and Code of Ethics are sufficient to address other possible conflicts.
COMPENSATION. Breckinridge’s portfolio manager compensation is based on a base annual salary and quarterly bonus. The bonus is variable and is based on the firms’ overall profitability. It is not tied to the performance of any individual account. All of Breckinridge’s portfolio managers hold an equity position (or options to acquire an equity position) which entitle them to share in the firm’s profits and long-term growth.
Capital Guardian Trust Company (“CapGuardian”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. CapGuardian is an indirect, wholly-owned subsidiary of The Capital Group Companies, Inc., a group of companies that provides investment management services. Listed below are the portfolio managers responsible for making day-to-day investment decisions for those portions of these Portfolios allocated to CapGuardian. These individuals also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
CapGuardian uses a multiple portfolio manager system in managing the fund’s assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the fund’s objectives and policies. CapGuardian’s investment committee oversees this process. In addition, CapGuardian’s investment analysts also may make investment decisions with respect to a portion of a fund’s portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.
OTHER ACCOUNTS MANAGED — TOTAL
THE INTERNATIONAL EQUITY PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES[1]		VEHICLES[2]		OTHER ACCOUNTS[3,4]
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER	NUMBER	(in billions)	NUMBER	(in billions)	NUMBER	(in billions)
Du Manior, Gerald	5	$0.87	10	$7.50	588	$25.53
Fisher, David	3	$18.30	15	$18.18	81	$27.48
Kyle, Nancy	2	$1.47	13	$8.64	78	$22.84
Sauvage, Lionel	2	$1.47	19	$11.03	118	$36.89
Staehelin, Rudolf	2	$1.08	13	$9.33	97	$29.66
Winston, Philip	1	$0.68	8	$6.51	70	$21.57
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES[1]		VEHICLES[2]		OTHER ACCOUNTS[3,4]
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER	NUMBER	(in billions)	NUMBER	(in billions)	NUMBER	(in billions)
Du Manior, Gerald	0	$0	0	$0	5	$1.58
Fisher, David	0	$0	0	$0	6	$1.87
Kyle, Nancy	0	$0	0	$0	6	$1.87
Sauvage, Lionel	0	$0	0	$0	11	$5.84
Staehelin, Rudolf	0	$0	0	$0	7	$4.18
Winston, Philip	0	$0	0	$0	8	$4.77

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(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4)	Reflects other professionally managed accounts held at CapGuardian or companies affiliated with CapGuardian. Personal brokerage accounts of portfolio managers and their families are not reflected.
OTHER ACCOUNTS MANAGED — TOTAL
THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES[1]		VEHICLES[2]		OTHER ACCOUNTS[3,4]
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER	NUMBER	(in billions)	NUMBER	(in billions)	NUMBER	(in billions)
Du Manior, Gerald	5	$0.68	10	$7.50	588	$25.53
Fisher, David	3	$18.11	15	$18.18	81	$27.48
Kyle, Nancy	2	$1.28	13	$8.64	78	$22.84
Sauvage, Lionel	2	$1.28	19	$11.03	118	$36.89
Staehelin, Rudolf	2	$0.89	13	$9.33	97	$29.66
Winston, Philip	1	$0.50	8	$6.51	70	$21.57
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES[1]		VEHICLES[2]		OTHER ACCOUNTS[3,4]
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER	NUMBER	(in billions)	NUMBER	(in billions)	NUMBER	(in billions)
Du Manior, Gerald	0	$0	0	$0	5	$1.58
Fisher, David	0	$0	0	$0	6	$1.87
Kyle, Nancy	0	$0	0	$0	6	$1.87
Sauvage, Lionel	0	$0	0	$0	11	$5.84
Staehelin, Rudolf	0	$0	0	$0	7	$4.18
Winston, Philip	0	$0	0	$0	8	$4.77

(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

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(4)	Reflects other professionally managed accounts held at CapGuardian or companies affiliated with CapGuardian. Personal brokerage accounts of portfolio managers and their families are not reflected.
CONFLICTS OF INTEREST. CapGuardian has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CapGuardian believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. At CapGuardian portfolio managers and investment analysts are paid competitive salaries. In addition, they may receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. To encourage a long-term focus, bonuses based on investment results are calculated by comparing pre-tax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include both measures of the marketplaces in which the relevant portfolio invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indices reflecting their areas of expertise. Analysts are also subjectively compensated for their contributions to the research process.
The benchmarks used to measure performance of the portfolio managers for the Institutional International Equity Portfolio and the International Equity Portfolio include, as applicable, an adjusted Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), and a median of a customized non-U.S. developed equity competitive universe compiled from eVestment Alliance.
OWNERSHIP OF FUND SHARES: To our knowledge, based on the information available for the time period ending June 30, 2011 the portfolio managers of the Institutional International Equity Portfolio and the International Equity Portfolio did not own any shares of those funds.
Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Day-to-day responsibility for the management of those assets of these Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Kevin Durkin and Conor Muldoon. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Sarah H. Ketterer	10	$4.068 billion	7	$.933 billion	54	$7.698 billion
Harry W. Hartford	10	$4.068 billion	7	$.933 billion	57	$7.665 billion
James A. Doyle	10	$4.068 billion	7	$.933 billion	56	$7.666 billion
Jonathan P. Eng	10	$4.068 billion	7	$.933 billion	53	$7.667 billion
Kevin Durkin	10	$4.068 billion	7	$.933 billion	51	$7.665 billion
Conor Muldoon	10	$4.068 billion	7	$.933 billion	56	$7.665 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

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	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Sarah H. Ketterer	0	0	0	0	1	$.615 billion
Harry W. Hartford	0	0	0	0	1	$.615 billion
James A. Doyle	0	0	0	0	1	$.615 billion
Jonathan P. Eng	0	0	0	0	1	$.615 billion
Kevin Durkin	0	0	0	0	1	$.615 billion
Conor Muldoon	0	0	0	0	1	$.615 billion
CONFLICTS OF INTEREST. The portfolio managers who manage the portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Causeway (“Causeway Portfolios”) also provide investment management services to other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, and other institutions and their personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Causeway Portfolios, subject to certain variations in investment restrictions, and also manage a portion of Causeway Global Absolute Return Fund, which takes short positions in global securities using swap agreements. The portfolio managers purchase and sell securities for the Causeway Portfolios that they may also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Causeway Portfolios or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford hold a controlling voting interest in Causeway’s equity and Messrs. Doyle, Eng, Durkin and Muldoon have minority interests in Causeway’s equity.
Actual or potential conflicts of interest arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has a policy that it will not enter into a short position in a security on behalf of Causeway Global Absolute Return Fund or any other client account if, at the time of entering into the short position, any other client account managed by Causeway holds a long position in a security of the issuer. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.
COMPENSATION. Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salaries and are entitled, as controlling owners of Causeway, to distributions of Causeway’s profit based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, Durkin and Muldoon receive salaries, incentive compensation and distributions of Causeway’s profit based on their minority ownership interests. Salary and incentive compensation are determined by Causeway’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Causeway Portfolios or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution, and client service contribution.
OWNERSHIP OF SECURITIES. None of the portfolio managers beneficially owns equity securities in The International Equity Portfolio or The Institutional International Equity Portfolio.
Cupps Capital Management, LLC (“Cupps”) Cupps serves as a Specialist Manager for The Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolios’ assets assigned to Cupps. Mr. Cupps also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Andrew S. Cupps	2	$636.9 million	5	$32.9 million	29	$604.0 million
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Andrew S. Cupps	0	$0	2	$20.4 million	3	$91.2 million
CONFLICTS OF INTEREST. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. For example, the portfolio manager discussed above manages multiple types of accounts (e.g., institutional accounts, private investment funds, registered investment company) with similar investment objectives and strategies. Also, in some circumstances, Cupps is directed by a client to execute all or a portion of the client’s transactions through a specific broker (a/k/a “directed brokerage”).
A conflict of interest also may arise if Cupps and/or a portfolio manager have a financial incentive to favor one account over another, such as a performance-based fee that applies to one account, but not all funds or accounts for which the portfolio manager is responsible or when a portfolio manager places trades in his personal accounts in some of the same securities that are being purchased or sold by other Cupps accounts.
To address and help mitigate these types of conflicts, Cupps has implemented detailed written policies and procedures, which include but are not limited to:
a) Portfolio security allocation procedures and a trade rotation policy, which are designed to help Cupps ensure that investment opportunities are allocated in a fair and equitable manner among its various client accounts and to provide a fair and equitable method of trade rotation in placing trades for all clients’ accounts, including proprietary managed accounts.
b) Code of Ethics, which includes personal trading restrictions and reporting requirements that must be followed by all Cupps employees.
In addition, Cupps has a brokerage committee that meets quarterly to review the firm’s trading and soft dollar practices to help ensure that Cupps is meeting its best execution obligations and that its soft dollar arrangements remain within the safe harbor of Section 28(e) of the Securities and Exchange Act of 1934.
COMPENSATION. Andrew Cupps, who is responsible for the day-to-day management of the portion of each Fund’s portfolio that is managed by Cupps, is the sole owner of Cupps. Through his ownership of the firm, he participates directly in the profitability of the firm, which is determined by the performance of the firm’s accounts, including the fund, and the assets under management by the firm. He is also compensated with a base salary.
Frontier Capital Management Company, LLC (“Frontier”) Frontier serves as a Specialist Manager for The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio. Affiliated Managers Group, Inc. has a controlling interest in Frontier. Michael A. Cavarretta is responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Frontier. Mr. Cavarretta also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Michael A. Cavarretta	1	$160 million	1	$117 million	34	$1.98 billion

*	None of these accounts has an advisory fee based on performance.
CONFLICTS OF INTEREST. In connection with its management of client accounts, Frontier is subject to a number of potential conflicts of interest. An advisory fee based on the performance of an account may create a conflict of interest for Frontier when compared to accounts where Frontier is paid based on a percentage of assets. The conflict is that Frontier may have an incentive to allocate securities preferentially to the account where Frontier might share in investment gains. In order to address this potential conflict, Frontier’s trade allocation procedures are designed to ensure that allocations of orders among all Frontier client accounts are made in a fair and equitable manner and may not be based on the amount or structure of management fees.
Other potential conflicts include the allocation of securities among similar strategies; the allocation of IPOs; soft dollars and other brokerage practices; personal trading by employees and the management of proprietary accounts. Frontier believes that it has written policies and procedures in place that are reasonably designed to address these and other potential conflicts of interest.
COMPENSATION. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are equity owners of Frontier, which entitle them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management fee revenues generated from client accounts.
Institutional Capital, LLC (“ICAP”) ICAP serves as a Specialist Manager for The Value Equity Portfolio and The Institutional Value Equity Portfolio. ICAP is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to ICAP. Messrs. Senser and Wenzel also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Jerrold K. Senser	13	$9.2 billion	14	$1.8 billion	121	$10.2 billion
Thomas R. Wenzel	13	$9.2 billion	14	$1.8 billion	121	$10.2 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Jerrold K. Senser	0	$0	0	$0	8	$1.1 billion
Thomas R. Wenzel	0	$0	0	$0	8	$1.1 billion
CONFLICTS OF INTEREST. Individual fund managers may manage multiple accounts for multiple clients. In addition to the portfolios, these other accounts may include separate accounts, pension and profit sharing plans, foundations and 401(k) plans. ICAP manages all accounts on a team basis. ICAP manages potential conflicts of interest between a fund and other types of accounts

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through allocation policies and oversight by ICAP’s compliance department. ICAP has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts of interest in situations where two or more funds or accounts participate in investment decisions involving the same securities.
COMPENSATION. Compensation for members of the research team is comprised of salary, annual bonus, and long-term incentive compensation. Key factors that are considered in determining compensation for senior analysts include performance attribution for their sector relative to benchmarks, the number and quality of new stock presentations, contributions to the portfolio management team process, their work in developing and mentoring junior analysts, their contribution to the overall ICAP organization, and their professional conduct. Attribution is evaluated for the current year as well as over the prior three years. Junior analysts are evaluated primarily on their mastery of ICAP’s investment process, their contribution to the investment research work done in their sector, their contribution to the overall ICAP organization, and their professional conduct. Annual bonus and long-term incentive compensation pools are determined in the aggregate by a mix of ICAP’s revenue and cash flow performance over various periods of time. We believe the structure of these programs provides a meaningful vehicle for ICAP’s research team to benefit from the provision of good investment results for ICAP’s clients and the growth in ICAP’s business.
IronBridge Capital Management LP (“IronBridge”) IronBridge serves as a Specialist Manager for The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio. Messrs. Christopher Faber, Samuel Eddins and various officers have a controlling interest in IronBridge. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to IronBridge. Messrs. Faber and Madden also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED —TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Chris Faber	5	$1.4 billion	2	$17.8 million	57	$3.0 billion
Jeff Madden	5	$1.4 billion	2	$17.8 million	57	3.0 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Chris Faber	0	$0	0	$0	6	$472 million
Jeff Madden	0	$0	0	$0	6	$472 million
CONFLICTS OF INTEREST. IronBridge has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.
While there is no guarantee that such policies and procedures will be effective in all cases, IronBridge believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. IronBridge portfolio manager’s compensation is based on a base salary and annual bonus. The annual bonus is tied to individual professional performance throughout the year and the success of the firm, rather than the performance of individual accounts. Portfolio managers have the option to take the bonus in cash or equity ownership of IronBridge. Ownership in IronBridge aligns our portfolio managers’ long term interests with those of our clients.

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Jennison Associates LLC (“Jennison”) Jennison serves as a Specialist Manager for The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. Jennison is organized under the laws of Delaware as a single member limited liability company whose sole member is Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Jennison. Ms. McCarragher also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL
THE GROWTH EQUITY PORTFOLIO

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kathleen A. McCarragher	11	$10.7 billion	2	$308 million	25	$4.8 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kathleen A. McCarragher	2	$2 billion	0	$0	0	$0
THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kathleen A. McCarragher	11	$10.7 billion	2	$308 million	25	$4.8 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kathleen A. McCarragher	2	$2 billion	0	$0	0	$0
CONFLICTS OF INTEREST. In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.
Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and

79

other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.
Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.
In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another.
Furthermore, if a greater proportion of a portfolio manager’s compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager’s management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager’s compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.
COMPENSATION. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.
Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors reviewed for the portfolio manager are listed below in order of importance:
The following primary quantitative factor is reviewed for the portfolio managers:
•	One and three year pre-tax investment performance of groupings of accounts relative to market conditions, pre-determined passive indices, such as the Russell 1000® Growth Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible.
The qualitative factors reviewed for the portfolio manager may include:

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•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•	Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.
Lazard Asset Management LLC (“Lazard”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Lazard. Messrs. Moghtader, Ivanenko, Lai and Scholl also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Paul Moghtader	1	$78 million	1	$304.8 million	13	$749.4 million
Taras Ivanenko	1	$78 million	1	$304.8 million	13	$749.4 million
Alex Lai	1	$78 million	1	$304.8 million	13	$749.4 million
Craig Scholl	1	$78 million	1	$304.8 million	13	$749.4 million
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Paul Moghtader	0	$0	1	$304.8 million	0	$0
Taras Ivanenko	0	$0	1	$304.8 million	0	$0
Alex Lai	0	$0	1	$304.8 million	0	$0
Craig Scholl	0	$0	1	$304.8 million	0	$0
CONFLICTS OF INTEREST. As an investment adviser, Lazard by definition is a fiduciary to its clients. As such, Lazard is obligated to place its clients’ interests before its own. Due to the nature of the investment advisory business, conflicts of interests do arise. For example, conflicts may arise with regard to personal securities transactions, the use of clients’ commissions to obtain research and brokerage services, errors, trade allocations, performance fee accounts, and the use of solicitors. In recognition of these potential conflicts of interest, Lazard has established written policies and procedures so that it can operate its business within applicable regulatory guidelines.
Individual fund managers may manage multiple accounts for multiple clients. In addition to the portfolios, these other accounts may include separate accounts, pension and profit sharing plans, foundations and 401(k) plans. Lazard manages all accounts on a team basis. Lazard manages potential conflicts of interest between a fund and other types of accounts through allocation policies and oversight by Lazard’s compliance department. Lazard intends that all clients are treated fairly and equitably. When Lazard deems the purchase or sale of the same security to be in the best interest of two or more advisory accounts, Lazard may aggregate, to the extent permitted by law, the securities to be purchased and sold in order to seek more favorable prices, lower brokerage commissions or more efficient execution. An allocation of a trade will not be given to any account solely based on a favorable execution or on the relationship of the account to Lazard or its personnel.

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COMPENSATION. The portfolio manager/analysts are compensated in three different forms: base salary, annual bonus and long-term incentives. The portfolio manager/analysts receive a base salary, which reflects their responsibilities and experience. Base salaries are competitive within the marketplace. The second component is an annual bonus payment that is tied to the success of the business and the third portion of the compensation is Lazard stock, which vests over a period of time. All members of the team participate in this compensation plan.
Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio. Mellon Capital is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Mellon Capital. Mr. David C. Kwan, Ms. Zandra Zelaya, and Mr. Lowell J. Bennett also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. The assets listed below are managed utilizing a team approach. Certain information about these responsibilities is set forth below.
THE CORE FIXED INCOME PORTFOLIO
THE US GOVERNMENT FIXED INCOME SECURITIES PORTFOLIO
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Zandra Zelaya	7	5,119 M	30	14,743 M	26	5,410 M
Lowell J. Bennett	7	5,119 M	30	14,743 M	26	5,410 M
David C. Kwan	7	5,119 M	30	14,743 M	26	5,410 M
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Zandra Zelaya	0	—	3	68 M	1	1,268 M
Lowell J. Bennett	0	—	3	68 M	1	1,268 M
David C. Kwan	0	—	3	68 M	1	1,268 M
CONFLICTS OF INTEREST. Mellon Capital manages all accounts noted in the tables above with the same investment philosophy and using the same investment process, thus, limiting contrary positions between accounts. Mellon Capital’s process is to rebalance all portfolios in the same style at the same time to ensure that no single portfolio is advantaged or disadvantaged over the others in the style. The rebalancing is done without regard to client type or fee schedule.
Mellon Capital has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Mellon Capital believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. The primary objectives of the Mellon Capital compensation plans are to motivate and reward continued growth and profitability, attract and retain high-performing individuals critical to the on-going success of Mellon Capital, motivate and reward superior business/investment performance and create an ownership mentality for all plan participants.
The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred). An investment professional’s base salary is determined by the employees’ experience and performance in the role,

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taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) including both short and long term returns and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in partially in cash with the balance deferred through the Long Term Incentive Plan. These positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.
Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under Bank of New York Mellon Deferred Compensation Plan for Employees.
Pacific Management Investment Company LLC (“PIMCO”) PIMCO serves as a Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity, The Fixed Income Opportunity and The Commodity Returns Strategy Portfolios. PIMCO is a subsidiary of Allianz Global Investors of America, L.P. The address of PIMCO’s U.S. headquarters is at 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a majority owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global Investors”) with a minority interest held by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Through various holding company structures, Allianz Global Investors is majority owned by Allianz SE.
THE INSTITUTIONAL VALUE EQUITY PORTFOLIO
THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO
Saumil Parikh is primarily responsible for the day-to-day management of the assets of the Portfolios. Mr. Parikh also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL
THE INSTITUTIONAL VALUE EQUITY PORTFOLIO
The table below represents the assets and accounts where Mr. Parikh serves as primary portfolio manager. Mr. Parikh has additional responsibilities in managing portfolios besides those where he serves as primary portfolio manager.

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Saumil Parikh	7	$5.14 billion	9	$2.15 billion	81	$35.48 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

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	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Saumil Parikh	0	$0	0	$0	9	$4.05 billion
THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO
The table below represents the assets and accounts where Mr. Parikh serves as primary portfolio manager. Mr. Parikh has additional responsibilities in managing portfolios besides those where he serves as primary portfolio manager.

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Saumil Parikh	7	$5.14 billion	9	$2.15 billion	81	$35.48 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Saumil Parikh	0	$0	0	$0	9	$4.05 billion
THE FIXED INCOME OPPORTUNITY PORTFOLIO
Curtis Mewbourne is primarily responsible for the day-to-day management of the assets of the Portfolio. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL
The table below represents the assets and accounts where Curtis Mewbourne serves as primary portfolio manager.

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Curtis Mewbourne	6	$17.15 billion	8	$7.04 billion	46	$14.11 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Curtis Mewbourne	0	$0	0	$0	5	$1.21 billion

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THE COMMODITY RETURNS STRATEGY PORTFOLIO
Nicholas Johnson is primarily responsible for the day-to-day management of the assets of the Portfolio. Mr. Johnson also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL
The table below represents the assets and accounts where Nicholas Johnson serves as primary portfolio manager.

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Nicholas Johnson	2	$1.43 billion	6	$.679 billion	4	$1.86 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Nicholas Johnson	0	$0	0	$0	1	$.292 billion
CONFLICTS OF INTEREST. PIMCO anticipates that the needs of the Funds for services may create certain issues, including the following; although the issuer described below would not necessarily be different than those raised for PIMCO’s other accounts.
A portfolio manager may be responsible for different investment mandates. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Funds, and the management of other accounts. In certain situations, the other accounts might have similar investment objectives or strategies as the Funds, track the same index the Funds tracks, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. In other instances, the other accounts might have different investment objectives or strategies than the Funds. Described below are specific conflicts that may arise due to a portfolio manager’s management of multiple accounts.
Knowledge and Timing of Portfolio Trades: A potential conflict of interest may arise as a result of a portfolio manager’s day-to-day management of the Funds. In the course of managing the Funds, a portfolio manager knows the size, timing and possible market impact of the Funds’ trades. Therefore, it is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Funds. The portfolio manager attempts to mitigate this conflict using some of the policies described below.
Investment Opportunities: A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Funds and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Funds and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Funds and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees: A portfolio manager may advise certain accounts for which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for a portfolio manager in that such portfolio manager

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may have an incentive to allocate the investment opportunities that he believes might be the most profitable to such other accounts instead of allocating them to the Funds. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.
COMPENSATION. PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.
Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.
The Total Compensation Plan consists of three components:
• Base Salary - Base salary is determined based on core job responsibilities, market factors and business considerations. Salary levels are reviewed annually or when there is a significant change in job responsibilities or the market.
• Performance Bonus — Performance bonuses are designed to reward high performance standards, work ethic and consistent individual and team contributions to the firm. Each professional and his or her supervisor will agree upon performance objectives to serve as the basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of group or department success. Achievement against these goals is measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process.
• Equity or Long Term Incentive Compensation — Equity allows certain professionals to participate in the long-term growth of the firm. The M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Option awards may represent a significant portion of individual’s total compensation.
In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.
Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.
In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

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A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.
Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.
Pzena Investment Management LLC (“Pzena”) Pzena serves a Specialist Manager for The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio. Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 120 West 45th Street, 20th Floor, New York, NY 10036. Pzena Investment Management Inc., a publicly traded company (PZN), is the sole managing member of Pzena. The address of Pzena Investment Management, Inc.’s headquarters is 120 West 45th Street, 20th Floor, New York, NY 10036. Richard Pzena, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of that portion of the assets of the Portfolios allocated to Pzena. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Richard S. Pzena	8	$2,687.97	51	$970.54	189	$6,222.28
Benjamin S. Silver	2	$55.62	33	$229.02	109	$2,643.04
John J. Flynn	2	$55.62	10	$17.47	35	$1,061.58
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Richard S. Pzena	0	$0	0	$0	8	$1,172.62
Benjamin S. Silver	0	$0	0	$0	3	$457.74
John J. Flynn	0	$0	0	$0	1	$8.15
CONFLICTS OF INTEREST. In Pzena’s view, conflicts of interest may arise in managing the Portfolios’ investments, on the one hand, and the portfolios of Pzena’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena’s policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.
The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all small cap value Accounts, whether they be Portfolios’ accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as those used for the Portfolios.
If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Portfolios may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the Account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each

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Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.
With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Portfolios and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.
Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Portfolios or other Accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Portfolio shareholders’ interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by Pzena’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include any employee or officer of Pzena. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell, or to sell and subsequently purchase, within 60 calendar days) of non-exempt securities. Finally, orders for proprietary Accounts (i.e., accounts of Pzena’s principals, affiliates or employees or their immediate family which are managed by Pzena) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.
Proxy voting for the Portfolios’ and the other Accounts’ securities holdings may also pose certain conflicts. Pzena has identified the following areas of concern: (1) where Pzena manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) where Pzena manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; (3) where Pzena has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; and (4) where a Pzena officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling. Pzena proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.
Pzena manages some Accounts under performance based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.
COMPENSATION. Portfolio managers and other investment professionals at Pzena are compensated through a combination of fixed base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. The portfolio managers’ bonuses are not specifically dependent upon the performance of the Portfolios relative to the performance of the Portfolios’ benchmarks. For investment professionals, we examine such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, we always look at the person as a whole and the contributions that they have made and are likely to make in the future. The time frame we examine for bonus compensation is annual. Longer-term success is required for equity ownership consideration. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. The equity ownership in Pzena as of June 30, 2011 of each member of the investment team who makes investment decisions for the Portfolios is as follows:

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Richard S. Pzena	Greater than 25% but less than 50%
Benjamin S. Silver	Less than 5%
John J. Flynn	Less than 5%
Seix Investment Advisors LLC (“Seix”) serves as the Specialist Manager for The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Seix is a wholly-owned subsidiary of RidgeWorth Capital Management, Inc., (“RidgeWorth”). RidgeWorth is a wholly-owned subsidiary of SunTrust Banks, Inc. Michael Kirkpatrick, Brian Nold and Michael Rieger are the portfolio managers responsible for the day-to-day investment decisions for The Fixed Income Opportunity Portfolio. Messrs. Kirkpatrick, Nold and Rieger also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL
THE FIXED INCOME OPPORTUNITY PORTFOLIO

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Brian Nold	3	$2.462 billion	6	$2.406 billion	44	$4.415 billion
Michael Kirkpatrick	3	$2.462 billion	6	$2.406 billion	44	$4.415 billion
Michael Rieger	8	$2.583 billion	1	$240 million	190	$10.110 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES		VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Brian Nold	0	$0	0	$0	1	$166.3 million
Michael Kirkpatrick	0	$0	0	$0	1	$166.3 million
Michael Rieger	0	$0	0	$0	0	$0
James F. Keegan, Chief Executive Officer, Chief Investment Officer and Head of the Investment Grade Group, and Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, are the portfolio managers responsible for the day-to-day investment decisions for The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio (other than the Portfolio’s securitized asset exposure). Both Mr. Keegan and Mr. Webb also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL
THE CORE FIXED INCOME PORTFOLIO
THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
James F. Keegan	8	$2.583 billion	1	$240 million	190	$10.110 billion
Adrien Webb	8	$2.583 billion	1	$240 million	190	$10.110 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
James F. Keegan	0	$0	0	$0	0	$0
Adrien Webb	0	$0	0	$0	0	$0
CONFLICTS OF INTEREST. A portfolio manager’s management of both the Portfolio and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If the Portfolio and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Portfolio. Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of Portfolio trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Portfolio. In addition, aggregation of trades may create the potential for unfairness to the Portfolio or another account if one account is favored over another in allocating the securities purchased or sold. Seix has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner Seix believes is fair and equitable. While there is no guarantee that such policies and procedures will be effective in all cases, Seix believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed. The investment decisions Seix makes for the Portfolio may be different from the investment decisions Seix makes for other clients.
COMPENSATION. Seix portfolio managers earn competitive salaries from the Specialist Manager. Portfolio managers receive competitive salaries commensurate with the individual’s experience and responsibilities within Seix. Portfolio managers participate in incentive bonus plans designed to retain high quality investment professionals. Generally, bonuses are based on the pre-tax performance of their accounts relative to the applicable account benchmark and peer groups over a multi-year period. . The method for determining these portfolio managers’ compensation for the Portfolio is the same as for any other account they manage. In addition, portfolio managers are provided a benefits package. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors.
Additionally, certain portfolio managers may be eligible for one or more of the following additional benefit plans:
401 Excess Plan — This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Specialist Manager, were it not for the imposition of certain statutory limits on qualified plan benefits. Individuals within specific salary levels are eligible for this plan. Participation in the plan is voluntary. So long as an employee meets the criteria, he or she is approved to participate.
ERISA Excess Retirement Plan — This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Participants who are eligible for this plan are

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those key executives who have earned retirement benefits in excess of the allowable limits and are designated as Participants by the Compensation Committee.
Voluntary Functional Incentive Plan Deferral — This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Specialist Manager’s annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.
Stock Option Awards — Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual’s senior executive for the business.
Restricted Stock Awards — Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust Banks Inc. are eligible for restricted stock awards. The awards often vest based on the recipient’s continued employment with the Specialist Manager, but these awards may also carry additional vesting requirements, including performance conditions.
The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual’s results, contributions to the organization, adherence to portfolio compliance and other factors.
Standish Mellon Asset Management Company LLC (“Standish”) Standish serves as the Specialist Manager for The Intermediate Term Municipal Bond Portfolio. Standish is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Christine Todd, CFA and James Welch are responsible for the day-to-day management of the Portfolio. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Christine Todd	0	$0	1	$314.8 million	77	$3.7 billion
James Welch	4	$2.9 billion	1	$497.7 million	142	$439.1 million

*	None of these accounts has an advisory fee based on performance.
CONFLICTS OF INTEREST. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the fund does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the fund as well as one or more other accounts. The adviser has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.
• A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.
• A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales

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represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the adviser generally requires that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the adviser will place the order in a manner intended to result in as favorable a price as possible for such client.
• A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance for specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below.
• A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.
• If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.
COMPENSATION. Standish, not the Fund, compensates the portfolio managers. The portfolio manager’s compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Standish Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish’s overall performance as opposed to the performance of a single product or group. All investment professionals are eligible to receive incentive awards. Cash awards are payable in the February month end pay of the following year. Most of the awards granted have some portion deferred for three years in the form of deferred cash, The Bank of New York Mellon equity, investment vehicle (consisting of investments in a range of Standish Products), or a combination of the above. Individual awards for portfolio managers are discretionary, based on both individual and multi-sector product risk adjusted performance relative to both benchmarks and peer comparisons over one year, three year and five year periods. Also considered in determining individual awards are team participation and general contributions to Standish. Individual objectives and goals are also established at the beginning of each calendar year and are taken into account,
Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to BNY Mellon’s Elective Deferred Compensation Plan.
SSgA Funds Management, Inc. (“SSgA FM”) SSgA FM serves as a Specialist Manager for The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The International Equity Portfolio, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Institutional International Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio and The Emerging Markets Portfolio. SSgA FM is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA FM is also an affiliate of State Street Bank, the custodian for the Trust. Listed below are the portfolio managers responsible for making day-to-day investment decisions for those portions of each of these Portfolios allocated to SSgA FM. Each of these

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individuals also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — VALUE EQUITY PORTFOLIO TOTAL*

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER**	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kristen Carcio	101	$86.38 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.38 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — INSTITUTIONAL VALUE EQUITY PORTFOLIO TOTAL*

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER**	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kristen Carcio	101	$86.37 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.37 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — GROWTH EQUITY PORTFOLIO TOTAL*

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER**	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Kristen Carcio	101	$86.42 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.42 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.

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OTHER ACCOUNTS MANAGED — INSTITUTIONAL GROWTH EQUITY PORTFOLIO TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
Kristen Carcio	101	$86.41 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.41 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — SMALL CAPITALIZATION EQUITY PORTFOLIO TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
Kristen Carcio	101	$86.51 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.51 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — INSTITUTIONAL SMALL CAPITALIZATION EQUITY PORTFOLIO TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
Kristen Carcio	101	$86.50 billion	253	$291.87 billion	329	$303.87 billion
John Tucker	101	$86.50 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	Passive equity assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.

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OTHER ACCOUNTS MANAGED — INTERNATIONAL EQUITY PORTFOLIO EQUITY TOTAL*

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
Kala Croce	102	$86.53 billion	253	$291.87 billion	329	$303.87 billion
Theodore Janowsky, CFA	102	$86.53 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	The MSCI EAFE Index Strategy assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO EQUITY TOTAL*

	OTHER REGISTERED
	INVESTMENT
	COMPANIES		OTHER POOLED
		TOTAL	INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER**	NUMBER*	ASSETS (Billions)	NUMBER*	TOTAL ASSETS (Billions)	NUMBER*	TOTAL ASSETS (Billions)
Kala Croce	102	$86.53 billion	253	$291.87 billion	329	$303.87 billion
Theodore Janowsky, CFA	102	$86.53 billion	253	$291.87 billion	329	$303.87 billion

*	None of these accounts has an advisory fee based on performance.

**	The MSCI EAFE Index Strategy assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — COMMODITY RETURNS STRATEGY PORTFOLIO TOTAL *

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
Kala Croce	102	86.53	253	291.87	329	303.87
Theodore Janowsky, CFA	102	86.53	253	291.87	329	303.87

*	None of these accounts has an advisory fee based on performance.

**	The Commodity Returns Strategy assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.

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OTHER ACCOUNTS MANAGED — REAL ESTATE SECURITIES PORTFOLIO TOTAL *

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
		ASSETS		ASSETS		ASSETS
PORTFOLIO MANAGER**	NUMBER*	(Billions)	NUMBER*	(Billions)	NUMBER*	(Billions)
John Tucker	102	86.53	253	291.87	329	303.87

Kristin Carcio	102	86.53	253	291.87	329	303.87

*	None of these accounts has an advisory fee based on performance.

**	The Real Estate Securities Strategy assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — EMERGING MARKETS PORTFOLIO (ACTIVE STRATEGY)

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER*	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Christopher Laine	2	$2.67 billion	253	$291.87 billion	329	$303.87 billion
Brad Aham	2	$2.67 billion	253	$291.87 billion	329	$303.87 billion

*	The Emerging Markets assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED EMERGING MARKETS PORTFOLIO — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER*	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Christopher Laine	0	$0	4	$0.81 billion	0	$0
Brad Aham	0	$0	4	$0.81 billion	0	$0

*	The Emerging Markets assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.
OTHER ACCOUNTS MANAGED — EMERGING MARKETS PORTFOLIO (PASSIVE STRATEGY)

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER**	NUMBER*	ASSETS	NUMBER*	ASSETS	NUMBER*	ASSETS
Thomas Coleman	102	$86.53	253	$291.87	329	$303.87
Theodore Wong	102	$86.53	253	$291.87	329	$303.87

*	None of these accounts has an advisory fee based on performance.

**	The MSCI Emerging Markets Index Strategy assets are managed on a team basis. The table above refers to the assets managed by SSgA, which is comprised of all of the investment management affiliates of State Street Corporation, including SSgA FM.

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CONFLICTS OF INTEREST. A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Portfolios. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.
A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Portfolios. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Portfolio maintained its position in that security.
A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.
COMPENSATION. The compensation of SSgA FM’s Investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, SSgA seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for compensation. SSgA is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. Further note that the employee’s manager, in conjunction with the senior management of the employee’s business unit, would be responsible for individual compensation decisions. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.
Sustainable Growth Advisers (“SGA”) serves as a Specialist Manager for The Growth Equity Portfolio and the Institutional Growth Equity Portfolio. The principals and officers of SGA own a controlling interest in SGA. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, will be primarily responsible for day-to-day management of that portion of these Portfolios’ assets allocated to SGA. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED*

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
George P. Fraise	9	$840.1 mil	9	$225.9 mil	9	$98.8 mil
Gordon M. Marchand	9	$840.1 mil	9	$225.9 mil	9	$98.8 mil
Robert L. Rohn	9	$840.1 mil	9	$225.9 mil	9	$98.8 mil

*	None of these accounts has an advisory fee based on performance.
CONFLICTS OF INTEREST. SGA has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts

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relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, SGA believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. SGA’s portfolio manager compensation program consists of a base salary and participation in a company-funded retirement plan. In addition, all of SGA’s portfolio managers are equity owners of SGA, which entitles them to share in the firm’s profits and the long-term growth of the firm.
Wellington Management Company, LLP - (“Wellington Management”) services as the Specialist Manager for The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio. Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2011, Wellington Management had investment management authority with respect to approximately $676 billion in assets.
Listed below is the portfolio manager responsible for making day-to-day investment decisions for The Real Estate Securities Portfolio.
Bradford D. Stoesser, Vice President and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.
Mr. Stoesser also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
THE REAL ESTATE SECURITIES PORTFOLIO
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
	NUMBER OF		NUMBER OF		NUMBER OF
PORTFOLIO MANAGER	ACCOUNTS	TOTAL ASSETS	ACCOUNTS	TOTAL ASSETS	ACCOUNTS	TOTAL ASSETS
Bradford D. Stoesser	4	$5.58 million	19	$336.58 million	61	$715.93 million
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
	NUMBER OF		NUMBER OF		NUMBER OF
PORTFOLIO MANAGER	ACCOUNTS	TOTAL ASSETS	ACCOUNTS	TOTAL ASSETS	ACCOUNTS	TOTAL ASSETS
Bradford D. Stoesser	0	$0	1	$81.72 million	10	$86.62 million
Listed below are the portfolio managers responsible for making day-to-day investment decisions for The Commodity Returns Strategy Portfolio.
Jay Bhutani, David A. Chang, CFA and Gregory J. LeBlanc, CFA are primarily responsible for the day-to-day management of the assets of the Portfolio.

These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities, as of June 30, 2011, is set forth below.
COMMODITY RETURNS STRATEGY PORTFOLIO
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Bhutani	12	$2.08 billion	22	$1.69 billion	62	$2.28 billion
David A. Chang, CFA	0	$0	8	$5.78 billion	9	$1.10 billion
Gregory J. LeBlanc, CFA	0	$0	15	$9.18 billion	18	$1.16 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Bhutani	1	$.50 million	0	$0	11	$393.36 million
David A. Chang, CFA	0	$0	1	$21.68 million	4	709.68 million
Gregory J. LeBlanc, CFA	0	$0	3	$2.24 billion	4	$709.68 million
CONFLICTS OF INTERESTS. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolios. The Portfolio Managers make investment decisions for each account, including each Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Portfolio.
A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Portfolio, or make investment decisions that are similar to those made for the relevant Portfolio, both of which have the potential to adversely impact the relevant Portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Portfolio and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolios. Mr. LeBlanc also manages hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade

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allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
COMPENSATION. Wellington Management receives a fee based on the assets under management of each Portfolio as set forth in the Investment Subadvisory Agreements between Wellington Management and HC Capital Trust on behalf of each Portfolio. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Portfolio. The following information is as of June 30, 2011.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. The base salaries for the other Portfolio Managers are determined by the Portfolio Managers’ experience and performance in their roles as a Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the relevant Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Portfolio Managers, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. LeBlanc is a partner of the firm.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Commodity Returns Strategy Portfolio — Commodities	Goldman Sachs Commodity Index Total Return

Commodity Returns Strategy Portfolio — Global Natural Resources	MSCI World Paper & Forest Products Index (10%), MSCI World Metals & Mining Index (30%), MSCI World Energy (60%)

Real Estate Securities Portfolio	Dow Jones U.S. Select Real Estate Securities Index

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DIVIDENDS, DISTRIBUTIONS AND TAXES
DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectuses, each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio will declare and distribute dividends from net investment income on a quarterly basis. The International Equity Portfolio and The Institutional International Equity Portfolio will declare dividends semi-annually. The Emerging Markets Portfolio will declare dividends annually. Income dividends on each of the Income Portfolios are paid monthly. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.
TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.
The discussions of the federal tax consequences in the Prospectuses and this Additional Statement are based on the Internal Revenue Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.
TAX TREATMENT OF THE PORTFOLIOS. Each Portfolio of the Trust will be treated as a separate corporate entity under the Code, and intends to qualify and continue to qualify as a regulated investment company. For a Portfolio to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, at the end of each quarter of its taxable year: (i) at least 50% of the market value of a Portfolio’s total assets will be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets will be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In addition a Portfolio must satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Portfolio’s business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Portfolio’s principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Portfolio from a partnership or trust is treated as derived with respect to the Portfolio’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Portfolio in the same manner as by the partnership or trust.
A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) and any remaining undistributed such items from prior years. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.
If for any taxable year a Portfolio does not qualify for federal tax treatment as a regulated investment company, all of the Portfolio’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable to a Portfolio’s shareholders to the extent of the Portfolio’s current and accumulated earnings and profits.
Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.

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TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. Certain of the Portfolios may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Portfolio is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long term and 40% short term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain “straddles,” may affect the tax treatment of income derived by a Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, a Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions. Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust.
Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.
Under the Code, dividends or gains derived by a Portfolio from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject a Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In order to address the tax consequences described above, those Portfolios authorized to invest in foreign securities will report investments in PFICs, or will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Portfolios to recognize ordinary income each year with respect to those investments.
The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Portfolio, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.
TAX TREATMENT OF COMMODITY-LINKED STRUCTURED NOTES. The status of commodity-linked structured notes under tests to qualify as a RIC under the Code is not certain. As described above, in order to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must, among other things, derive at least 90% of its income from certain specified sources (“qualifying income”). Qualifying income includes (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships,” as defined above. The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute “qualifying income” under the Code. If the commodity-linked instruments in which the Portfolio invests are not regarded as producing qualifying income, then the Portfolio would fail to qualify as a RIC. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its ordinary income and capital gains at regular corporate rates (without a deduction for distributions to shareholders) which will reduce net asset value per share. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Portfolio’s earnings and profits.
TAX TREATMENT OF SHARES OF THE SUBSIDIARIES. Certain income from commodity-linked swaps and certain other commodity-linked derivatives does not constitute qualifying income, meaning that the Portfolio may not receive more than 10% of its gross income from direct investments in such instruments. However, The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiaries will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiaries were not considered to be qualifying income, the Portfolio would fail to qualify as a RIC.
In addition, to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must satisfy several diversification requirements, including the requirement that not more than 25% of the value of the Portfolio’s total assets may be invested in the securities (other than those of the US government or other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. Therefore, The Commodity Returns

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Strategy Portfolio may not invest any more than 25% of the value of its assets in the Subsidiaries. Absent this diversification requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiary.
The Subsidiaries will be treated as controlled foreign corporations (“CFCs”). The Commodity Returns Strategy Portfolio will be treated as a “U.S. Shareholder” of the Subsidiaries. As a result, the Portfolio will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiaries’ “subpart F income,” whether or not such income is distributed by the Subsidiaries. It is expected that all of the Subsidiaries’ income will be “subpart F income.” The Portfolio’s recognition of the Subsidiaries’ “subpart F income” will increase such Portfolio’s tax basis in its Subsidiaries. Distributions by the Subsidiaries to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Subsidiaries. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiaries’ underlying income. If a net loss is realized by the Subsidiaries, such loss is not generally available to offset the income earned by the Portfolio.
INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS. The Real Estate Securities Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are “taxable mortgage pools”. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or, possibly, equity interests in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as The Real Estate Securities Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses, (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (such as a government or governmental agency, a tax-exempt organization not subject to UBIT and certain other organizations) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Specialist Manager does not intend to invest a substantial portion of The Real Estate Securities Portfolio’s assets in REITs which generate excess inclusion income.
Due to the nature or timing of distributions by REITs, the Portfolio anticipates that a portion of its distributions may be treated as a return of capital under the Code, rather than ordinary income or long-term capital gain. Any return of capital will reduce a shareholder’s tax basis in fund shares and, to the extent such basis is exceeded, will generally give rise to capital gains.
Typically, shareholders in the Portfolio will receive a statement that shows the tax status of distributions you received the previous year. The Portfolio may at times find it necessary to reclassify income after it issues shareholder’s tax information reporting statement. This can result from rules in the Code that effectively prevent regulated investment companies such as the Trust from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Portfolio has received on its investments, particularly in REITs, during the prior calendar year. Prior to issuing statements, the Trust makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. The Portfolio may obtain an extension of time, of up to one month, to send shareholders in the Portfolio shareholder’s original tax information reporting statement in order to ascertain that the tax status of distributions received are correctly categorized; or the Portfolio will send affected shareholders corrected tax information reporting statement to reflect reclassified information after the Portfolio’s fiscal year end.
SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.

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HISTORY OF THE TRUST AND OTHER INFORMATION
The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end, series, management investment company. The Trust currently offers shares of seventeen investment portfolios, each with a different objective and differing investment policies. Each Portfolio except, The Real Estate Securities Portfolio is diversified, as that term is defined in the Investment Company Act. The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in the Prospectuses, shares of the Trust will be fully paid and non-assessable.
The Trust is authorized to issue two classes of shares in each of its Portfolios. HC Strategic Shares and HC Advisors Shares have identical rights and preferences. The differences between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients’ accounts, and the HC Advisors Shares have service fees not applicable to the HC Strategic Shares.
As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.
CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS. The table below shows the name and address of record of each person known to the Trust to hold, as of record or beneficially, 5% or more of shares of the Trust as of September 30, 2011. Persons who owned of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The nature of ownership for each position listed is “Record” unless otherwise indicated. Hirtle Callaghan & Co., LLC (of which the Adviser is a division) may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust’s Portfolios, with respect to which shares Hirtle Callaghan & Co., LLC disclaims beneficial ownership.

		Percent of the HC Advisors Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
THE EMERGING MARKETS PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	51382.077	99.89%

THE REAL ESTATE SECURITIES PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	12236.97	99.34%

THE VALUE EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	61941.498	99.83%

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		Percent of the HC Advisors Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
THE GROWTH EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	61030.304	99.84%

THE SMALL CAPITALIZATION EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	10857.496	99.09%

THE INTERNATIONAL EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	140174.614	99.92%

THE INTERMEDIATE TERM MUNICIPAL BOND PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059

	91208.977	99.88%
THE CORE FIXED INCOME PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	217966.392	99.95%

THE FIXED INCOME OPPORTUNITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	113875.489	99.86%

THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	23643.486	100%

THE INSTITUTIONAL VALUE EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	111005.903	99.91%

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		Percent of the HC Advisors Shares Total Assets Held by
Fund/Class	No. of Shares	the Shareholder
THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	112016.451	99.92%

THE INSTITUTIONAL SMALL CAPITALIZATION EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	17626.075	99.44%

THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	254473.552	99.95%

THE COMMODITY RELATED SECURITIES PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	52375.67	99.80%
POTENTIAL CONFLICTS OF INTEREST. The Trust, the Adviser and each of the Trust’s Specialist Managers, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.

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PROXY VOTING
The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of those Portfolios of the Trust that invest primarily in equity securities (the “Equity Portfolios” and the “Institutional Equity Portfolios”) by their Specialist Managers. Accordingly, the Policy delegates to the Specialist Managers that serve the Equity Portfolios and the Institutional Equity Portfolios the responsibility for voting proxies received by the respective Portfolios in a manner that is designed to maximize the value of the shareholders’ interest. The following table provides a summary of the proxy voting policies and procedures adopted by each such Specialist Manager.
It is qualified by the full policy of each Specialist Manager, each of which is available upon request. Information on how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 1-800-242-9596, and (2) on the SEC’s website at http://www.sec.gov.
AllianceBernstein L.P. (“AllianceBernstein”)
Rule 206(4)-6 under the Advisers Act places certain requirements on investment advisers who have voting authority over client securities. The rule requires, among other things, that advisers provide their clients with a description of their voting policies and procedures, disclose to clients where they can get a full copy of the policies and procedures and disclose how they can obtain information about how their adviser voted with respect to their securities. Set forth below is a brief description of AllianceBernstein’s proxy voting policies and instructions regarding how clients may obtain proxy voting information. As a registered investment adviser that exercises proxy voting authority over client securities, AllianceBernstein has a fiduciary duty to vote proxies in a timely manner and make voting decisions that are in its clients’ best interests. In this regard, AllianceBernstein has adopted a Statement of Policies and Procedures for Proxy Voting (the “Proxy Voting Policy”).
The Proxy Voting Policy reflects the policies of AllianceBernstein and its investment management subsidiaries. The Proxy Voting Policy is a set of proxy voting guidelines that are intended to maximize the value of the securities in AllianceBernstein’s client accounts. It describes AllianceBernstein’s approach to analyzing voting issues, identifies the persons responsible for determining how to vote proxies and includes AllianceBernstein’s procedures for addressing material conflicts of interest that may arise between AllianceBernstein and its clients relating to proxy voting. In addition AllianceBernstein has adopted a Proxy Voting Manual that provides further detail into AllianceBernstein’s proxy voting process and addresses a range of specific voting issues.
Clients may obtain a copy of the Proxy Voting Policy, AllianceBernstein’s Proxy Voting Manual, as well as information about how AllianceBernstein voted with respect to their securities by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request to AllianceBernstein L.P., Attn: Chief Compliance Officer, 1345 Avenue of the Americas, New York, NY 10105.
Artisan Partners Limited Partnership (“Artisan”)
Artisan votes proxies in the manner that, in the judgment of Artisan, is in the economic best interests of the Portfolios. The investment philosophy of Artisan is predicated on the belief that the quality of management is often the key to ultimate success or failure of a business. Because Artisan generally makes investments in companies in which Artisan has confidence in the management, the firm generally votes proxies in accordance with management’s recommendation, but may vote against management if, in the judgment of Artisan, the proposal would not enhance shareholder value. In some non-U.S. markets, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates. Generally, Artisan does not vote proxies in those jurisdictions in which doing so might impair Artisan’s ability to implement investment decisions. In order to ensure that material conflicts of interest have not influenced Artisan’s voting process, Artisan has implemented a process to identify such conflicts, document voting decisions where such conflicts are deemed to exist and to review such votes. In such circumstances, members of Artisan’s Proxy Committee generally vote in accordance with the recommendations of a proxy service provider that itself is not conflicted or conducts an independent review of the proposed vote.

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BlackRock Financial Management, Inc. (“BlackRock”)
BlackRock has engaged a third-party service provider to assist in the voting of proxies. The guidelines, as adopted by BlackRock, pertaining to the voting of proxies in the best interests of its clients, has been provided to this service provider, who then analyzes all proxy solicitations received for BlackRock clients and makes recommendations as to how the relevant votes should be cast.
Proxies will be based on clients’ best interests and not the product of a conflict. In cases of conflicts, BlackRock typically has ISS — as independent fiduciary — vote the proxies.
BlackRock may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the proposal.
The Boston Company Asset Management, LLC (“TBCAM”)
TBCAM, through its participation on BNY Mellon’s Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, TBCAM seeks to act solely in the best financial and economic interest of the applicable client. TBCAM will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. TBCAM generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. TBCAM will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, TBCAM will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.
TBCAM recognizes its duty to vote proxies in the best interests of its clients. TBCAM seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, TBCAM and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities
All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, are referred to the PPC for discussion and vote. Additionally, the PPC may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. With regard to voting proxies of foreign companies, TBCAM weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.
In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.
TBCAM will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request, TBCAM will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.

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Breckinridge Capital Advisors, Inc. (“BCA”)
BCA will only be responsible for voting proxies for those municipal bond issues actively managed by BCA. Our policy is to vote client proxies in the interest of maximizing bondholder/shareholder value. To that end, BCA will vote in a way that it believes, consistent with its fiduciary duty, will cause the issue to increase the most or decline the least in value. BCA will consider both the short and long-term implications of the proposal to be voted on when considering the optimal vote.
We have identified no current conflicts of interest between client interests and our own within our proxy voting process. Nevertheless, if Peter B. Coffin determines that he or BCA is facing a material conflict of interest in voting a proxy (e.g., an employee of BCA may personally benefit if the proxy is voted in a certain direction), BCA will convene a Proxy Voting Committee to determine the appropriate vote. Decisions of the Committee must be unanimous. If the Committee cannot reach a unanimous decision, BCA will engage a competent third party, at our expense, who will determine the vote that will maximize shareholder value. As an added protection, the third party’s decision is binding.
We maintain written proxy voting guidelines and records of all proxy actions. Our guidelines are available for review. Our complete voting record is available to our clients. Contact BCA for any questions or to request review of either of these documents.
Capital Guardian Trust Company (“CapGuardian”)
CapGuardian considers proxy voting an important part of its investment management services to clients. The procedures that govern proxy voting activities are reasonably designed to ensure that proxies are voted in a manner that maximizes long-term shareholder value and are in the best interest of CapGuardian’s clients. Proxy issues are evaluated on their merits and are considered in the context of the analyst’s knowledge of a company, its current management, management’s past record and CapGuardian’s general position on the issue.
CapGuardian has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of the analyst and proxy voting committee to make the best decisions in each case, these guidelines are intended only to provide context and are not intended to dictate how issues must be voted. The guidelines are reviewed and updated at least annually by the appropriate proxy voting and investment committees.
Associates in the proxy voting department are responsible for coordinating the voting of proxies and working with outside proxy voting service providers and custodian banks to submit the votes in a timely manner. Standard items, such as the uncontested election of directors, ratification of auditors, adopting reports and accounts and other administrative items, are typically voted with management. All other items are voted in accordance with the decision of the analyst, portfolio managers, the appropriate proxy voting committee or the full investment committee(s) depending on parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates.
Occasionally, CapGuardian may vote proxies where a material client is involved with the proxy. When voting these proxies, CapGuardian analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interests of its clients. A Special Review Committee reviews certain proxy decisions that involve such clients for improper influences on the decision-making process and takes appropriate action, if necessary.
Research analysts must disclose personal conflicts they may have in making a proxy voting recommendation. Members of the proxy voting committee must disclose such conflicts and must not vote on the relevant proxy issue.
PROXY VOTING POLICY AND PROCEDURES
Policy
Capital Guardian Trust Company (“CGTC”) provides investment management services to clients that include, among others, corporate and public pension plans, foundations and endowments, and registered investment companies. CGTC’s Personal Investment Management Division (“PIM”) provides investment management and fiduciary services, including trust and estate administration, primarily to high net-worth individuals and families. CGTC considers proxy voting an important part of those management services, and as such, CGTC seeks to vote the proxies of securities held by clients in accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of CGTC’s clients.

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Fiduciary Responsibility and Long-term Shareholder Value
     CGTC’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, CGTC considers those factors that would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, CGTC votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.
     CGTC believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and CGTC’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.
     As the management of a portfolio company is responsible for its day-to-day operations, CGTC believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, CGTC votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. CGTC also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.
Special Review
     From time to time CGTC may vote a) on proxies of portfolio companies that are also clients of CGTC or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited CGTC or its affiliates to support a particular position. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The CGTC Special Review Committee reviews certain of these proxy decisions for improper influences on the decision-making process and takes appropriate action, if necessary.
Procedures
Proxy Review Process
     Associates on the proxy voting team in CGTC’s Portfolio Control department are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies.
The proxy voting team reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year, and certain other administrative items.
All other items are voted in accordance with the decision of the analyst, portfolio managers, the appropriate proxy voting committee or the full investment committee(s) depending on parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of CGTC’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.
CGTC seeks to vote all of its clients’ proxies. In certain circumstances, CGTC may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where CGTC wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to CGTC to vote and therefore are not voted.
CGTC will periodically review voting reports to ascertain, where possible, that votes were cast in accordance with voting instructions.

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Proxy Voting Guidelines
     CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.
CGTC’s general positions related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues are reflected below.
•	Corporate governance. CGTC supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

•	Capital structure. CGTC generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as anti-takeover devices, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

•	Stock-related compensation plans. CGTC supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, CGTC considers, among other things, the following information, to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, CGTC supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

•	Corporate social responsibility. CGTC votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.
Special Review Procedures
If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue.
Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc. (CGTC’s indirect parent company), are deemed to be “Interested Clients”. Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee (“SRC”). The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of CGTC’s clients. Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from CGTC’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department.
Any other proxy will be referred to the SRC if facts or circumstances warrant further review.
In cases where CGTC has discretion to vote proxies for shares issued by an affiliated mutual fund, CGTC will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom CGTC does not have discretion to vote proxies.
CGTC’s Proxy Voting Record
Upon client request, CGTC will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which CGTC has proxy voting authority.

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Annual Assessment
CGTC will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy and procedures.
Causeway Capital Management LLC (“Causeway”)
Causeway votes the proxies of companies owned by clients who have granted Causeway voting authority. Causeway votes proxies solely in the best interests of clients in accordance with its Proxy Voting Policies and Procedures. Causeway’s policies and procedures are designed to ensure, to the extent feasible, that votes cast are consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution.
Causeway recognizes that a company’s management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management’s proposals or positions. Under its guidelines, Causeway generally votes for distributions of income, appointment of auditors, director compensation (unless deemed excessive), management’s slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. Causeway generally votes with management on social issues because it believes management is responsible for handling them. Causeway generally votes against anti-takeover mechanisms and generally opposes cumulative voting and attempts to classify boards of directors. Causeway votes other matters—including equity -based compensation plans—on a case-by-case basis.
Causeway’s interests may conflict with clients on certain proxy votes where Causeway might have a significant business or personal relationship with the company or its officers. Causeway’s chief operating officer in consultation with the general counsel shall determine if a vote involves a material conflict of interest. If so, Causeway may obtain instructions or consent from the client on voting or will vote in accordance with a “for” or “against” or “with management” guideline if one applies. If no such guideline applies, Causeway will follow the recommendation of an independent third party such as Institutional Shareholder Services.
Non-U.S. proxies may involve a number of problems that restrict or prevent Causeway’s ability to vote. As a result, clients’ non-U.S. proxies will be voted on a best efforts basis only. In addition, Causeway will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.
Cupps Capital Management, LLC (“Cupps”)
The fundamental guideline followed by Cupps Capital in voting proxies is to make every effort to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. Absent special circumstances of the types described below, it is the policy of Cupps to exercise its proxy voting discretion in accordance with the guidelines set forth in its Proxy Voting Guidelines. The Proxy Voting Guidelines are applicable to the voting of domestic and global proxies.
Cupps Capital subscribes to the services of Institutional Shareholder Services (“ISS”), an unaffiliated third party proxy vendor that provides in-depth analysis of shareholder meeting agendas, vote recommendations and administrative assistance. ISS maintains written guidelines to reflect its current vote recommendations. Cupps has worked with ISS to establish written instructions on when ISS should vote proxies according to its written guidelines and when ISS must contact Cupps Capital for a vote decision (“Proxy Voting Guidelines”).
It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, Cupps Capital may instruct ISS to vote a proxy contrary to the Proxy Voting Guidelines if it is determined that such action is in the best interests of the clients/beneficiaries. In exercising its voting discretion, Cupps may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote.

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Cupps Capital may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. Conflicts of interest will be handled in various ways depending on the type and materiality.
Frontier Capital Management Company, LLC (“Frontier”)
Frontier seeks to vote proxies to maximize the long-term value of its clients’ assets and to cast votes that it believes to be fair and in the best interest of the affected client(s).
Frontier has contracted with Glass Lewis & Co. (“Glass Lewis”) and ADP Financial Services, Inc. (“ADP”) to provide assistance in voting proxies for its clients. Glass Lewis provides Frontier with vote recommendations according to pre-determined proxy voting guidelines.
Under normal circumstances, Frontier is not expected to exercise its voting discretion or to override Glass Lewis’s vote recommendations. This removes any conflicts of interest Frontier may have that may affect how it votes on an issuer’s proxy, such as when Frontier votes a proxy solicited by an issuer who is a client of Frontier’s or with whom Frontier has another business or personal relationship.
In instances in which Frontier wishes to override Glass Lewis’s vote recommendations, Frontier’s Proxy Voting Committee will determine whether a material conflict of interest exists. If such a conflict does exist, then the Proxy Voting Committee may elect to vote the proxy in accordance with Glass Lewis’s recommendations or it will not take into consideration the conflicting relationship and will vote in the clients’ best interest. If the Committee determines that a material conflict does not exist, then Frontier will vote the proxy in its discretion.
Institutional Capital, LLC (“ICAP”)
ICAP’s proxy voting policies generally provide that the firm’s proxy committee will oversee the operation of the proxy voting policies and that the analyst who follows the company will decide how to vote proxies on various issues on a case-by-case basis, with the intention being to vote proxies in the best interest of client accounts. ICAP has adopted proxy voting guidelines that may be employed when considering how to vote proxies. Proxy solicitations that might involve a conflict of interest between ICAP and client interests will be handled by the proxy committee in one of the following ways:
1. Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on ICAP’s part;
2. Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service; or
3. Disclose the conflict to the client and obtain the client’s direction to vote the proxies.
IronBridge Capital Management LP (“IronBridge”)
IronBridge has engaged a third-party vendor, Risk Metrics Group (“RMG”), to vote proxy statements and maintain all proxy records with respect to its clients. Proxy ballots will be voted in accordance with RMG voting guidelines. Due to the fact that RMG is an independent, qualified third party, IronBridge believes that votes effected by RMG are not, and cannot be, a product of a conflict of interest.
Jennison Associates LLC (“Jennison”)
Jennison Associates LLC Proxy Voting Policy Summary
Conflicts of interest may also arise in voting proxies. Jennison Associates LLC (“Jennison”) has adopted a proxy voting policy to address these conflicts.
Jennison actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best

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interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client.. Secondary consideration is permitted to be given to the public and social value of each issue. For purposes of this policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Any vote that represents a potential material conflict is reviewed by Jennison Compliance and referred to the Proxy Voting Committee to determine how to vote the proxy if Compliance determines that a material conflict exists.
In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking”, where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.
In an effort to discharge its responsibility, Jennison has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, Jennison has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. Jennison will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to Jennison as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while Jennison may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor Jennison’s Guidelines. The proxy voting vendor will cast votes in accordance with Jennison’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if Jennison has accepted direction from a Client, in accordance with the Client’s Guidelines.
In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e., “wrap”) where the securities are not held elsewhere in the firm, Jennison has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Jennison’s guidelines. Additionally, in those circumstances where no specific Jennison guideline exists, Jennison will vote using the recommendations of the proxy voting vendor.
For securities on loan pursuant to a client’s securities lending arrangement, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if possible, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, the process must be initiated PRIOR to the record date of the proxy. This is extremely difficult to accomplish as Jennison is rarely made aware of the record date in advance.
It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.
These procedures are intended to provide Jennison with the reasonable assurance that all clients’ accounts are being treated fairly so that no one client’s account is systematically advantaged.
Lazard Asset Management LLC (“Lazard”)
Information Regarding Lazard’s Proxy Voting Policies
A. Introduction
As a fiduciary, Lazard Asset Management LLC (“Lazard”) is obligated to vote proxies in the best interests of its clients. Lazard has adopted a written policy (the “Policy”) that is designed to ensure that it satisfies its fiduciary obligation. Lazard has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interest, and within the framework of that Policy.

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Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies and other collective investment vehicles. Absent specific guidelines provided by a client, Lazard’s policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, Lazard must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.
B. Administration and Implementation of Proxy Voting Process
Lazard’s proxy-voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal and Compliance Department and by a Proxy Committee consisting of senior Lazard officers. To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.
Lazard’s Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the “Approved Guidelines”). These Approved Guidelines provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis. Lazard believes that its portfolio managers and global research analysts with knowledge of the company (“Portfolio Management”) are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management’s recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee’s final determination. The Manager of ProxyOps may also consult with Lazard’s Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.
C. Types of Proposals
Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Lazard’s Proxy Committee has developed Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time. Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted and an Approved Guideline will be adopted if appropriate.
D. Conflicts of Interest
Lazard’s Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for Lazard. Should the appearance of such a conflict exist, Lazard will seek to alleviate the conflict by voting consistent with pre-approved guidelines (to vote for or against), or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. Currently, when a material conflict, or the appearance of a material conflict, arises regarding a proposal, and the Approved Guideline is to vote case-by-case, Lazard defers to the recommendation provided by an independent source, Institutional Shareholder Services (“ISS”). This allows Lazard to ensure that a vote is not influenced by a material conflict of interest, and nevertheless receive the benefit of ISS’s thorough analysis and recommendation designed to further long-term shareholder value. If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source, Glass Lewis, that provides proxy voting advisory services, and will defer to the majority recommendation.
E. How to Obtain Information
A copy of Lazard’s Proxy Voting Policy is available on request. If you would like to receive a copy of the Proxy Voting Policy, or information about how Lazard voted securities held in your account, you should contact your Lazard representative, or, alternatively, you can call Richard Kowal, Lazard’s Proxy Administrator, at (212) 632-6985. If Lazard manages your account through a Separately Managed Account program, you should contact your financial advisor, who will be able to obtain the information for you.

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Mellon Capital Management Corporation (“Mellon Capital”)
Mellon Capital, through its participation on The Bank of New York/Mellon Corporation’s Proxy Policy Committee, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Mellon Capital generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Mellon Capital will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals.
On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues.
All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.
Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for The Bank of New York/Mellon Corporation securities and affiliated mutual fund securities.
Pacific Management Investment Company LLC (“PIMCO”)
DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES
Pacific Investment Management Company LLC (“PIMCO”) has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.
The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.
PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client; (iii) voting in accordance with the recommendation of an

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independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.
Clients may obtain a copy of PIMCO’s written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client’s proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client’s proxy. In addition, a client may obtain copies of PIMCO’s Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.
Pzena Investment Management LLC (“Pzena”)
Pzena subscribes to RiskMetrics Group’s (“RiskMetrics”) proxy monitoring and voting agent service. However, Pzena retains ultimate responsibility for instructing RiskMetrics how to vote proxies on behalf of a Portfolio, and applies its own proxy voting guidelines, which are summarized below. If Pzena does not issue instructions for a particular vote, RiskMetrics will vote in accordance with Pzena’s guidelines or with management if Pzena’s guidelines do not address the proxy item. If it appears that a material conflict of interest has arisen, Pzena’s Chief Compliance Office will convene a meeting of its proxy voting committee to determine whether a conflict of interest exists and how that conflict should be resolved.
Pzena’s general positions on various proposals are as follows:
Director Matters — Pzena evaluates director nominees individually and as a group based on its own assessments and RiskMetrics’ recommendations. Pzena generally withholds votes from any insiders on audit, compensation or nominating committees, and from any insiders and affiliated outsiders with respect to boards that do not have majority independent directors.
Shareholder Rights — Pzena generally opposes classified boards and any other proposals designed to eliminate or restrict shareholders’ rights. Pzena supports anti-takeover measures that are in the best interests of shareholders, but opposes poison pills and other anti-takeover measures that entrench management or thwart the maximization of investment returns.
Compensation and Benefits Plans — Pzena generally supports incentive plans under which 50% or more of the shares awarded to top executives are tied to performance goals. Pzena votes against golden parachute or other incentive compensation arrangements which it deems excessive or unreasonable, which it considers to be significantly more economically attractive than continued employment, or which are triggered solely by the recipient (e.g. resignation).
Auditors — Pzena generally votes with management with respect to the appointment of auditors, so long as management is in compliance with current regulatory requirements focused on auditor independence and improved Board and committee representation.
Seix Investment Advisors LLC (“Seix”)
Seix has a Proxy Committee (the “Committee”) that is responsible for establishing policies and procedures designed to ensure that the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary Client accounts. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all Client accounts and product lines.
After a review of established service providers including size, experience and technical capabilities, RidgeWorth Capital Management, Inc. (“RidgeWorth”) contracted with Glass Lewis & Co. (“Glass Lewis”) on behalf of itself and various wholly-owned subsidiaries, including Seix, as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm’s proxy voting processes/procedures, which include, but are not limited to:
1.	The collection and coordination of proxy material from each custodian for each of Seix’s Clients;
2.	The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each of Seix’s Clients, in accordance with Seix’s proxy policies and the Committee’s direction; and
3.	Required record keeping and voting record retention of all proxy voting on behalf of Seix’s Clients.

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As reflected in Seix’s proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its Clients as shareholders and beneficiaries to those actions.
The Committee will retain the ability to consider Client specific preferences and/or develop and apply criteria unique to Seix’s Client base and product lines, where appropriate. As needed, this information will be communicated to Glass Lewis as Seix’s agent to ensure that the relative shares proxies will be voted accordingly. RidgeWorth has reviewed Glass Lewis’ capabilities as agent for the administrative services above and is confident in its abilities to effectively provide these services. RidgeWorth and Seix will monitor such capabilities on an ongoing basis.
In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Seix discretionary investment management Clients.
As indicated above, the Committee utilizes the services of Glass Lewis, an independent third party agent, to assist with facilitating the administrative, clerical, functional, and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Seix maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to “Taft Hartley” plans and relationships. Employee Retirement Income Security Act of 1974 (“ERISA”) accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.
Seix provides and maintains the following standard proxy voting policies:
•	Seix U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)
•	Seix Taft Hartley Proxy Policy
•	Seix Global/International Proxy Policy
These policies are available as described below. Both brief and extended summaries are available for the Seix Taft Hartley Proxy Policy and Seix Global/International Proxy Policy.
The Committee’s process includes a review and evaluation of relevant information related to the issuer’s proxy, applying the firm’s proxy voting policy in a prudent and appropriate manner and ensuring votes are cast in the best interest of our Clients.
Under the Seix Global/International Proxy Policy, the Committee generally votes in a manner similar to that recommended by Glass Lewis for an account’s international holdings including, to the extent permitted by law, ERISA accounts international holdings. In this regard RidgeWorth and Seix have reviewed, and will monitor, Glass Lewis’ capabilities and conflict policies with respect to international securities proxy vote recommendations.
Please contact the Chief Compliance Officer at Seix Investment Advisors LLC, 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458; or via telephone at (201) 391-0300 for further information, questions and/or concerns regarding Seix’s Proxy Policy; or to receive a complete copy of the Policy.
Conflicts of Interest
Due to its diversified Client base, numerous product lines and affiliation with SunTrust, and its subsidiaries, the Proxy Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.
Although Seix utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:
1.	Retain an independent fiduciary to vote the shares; and/or
2.	Send the proxy material to the Client (in the case of Mutual Funds, the Mutual Funds’ shareholders) so it may vote the proxies.
Although Seix does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

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Standish Mellon Asset Management Company LLC (“Standish”)
Standish, through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Standish seeks to act solely in the best financial and economic interest of the applicable client. Standish will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Standish generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Standish will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Standish will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.
Standish recognizes its duty to vote proxies in the best interests of its clients. Standish seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Standish and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.
All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Standish weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.
In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders. Standish will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request, Standish will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.
SSgA Funds Management, Inc. (“SSgA FM”)
SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).
Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team. FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:
1)	describes its proxy voting procedures to its clients in Part II of its Form ADV;

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2)	provides the client with this written proxy policy, upon request;
3)	discloses to its clients how they may obtain information on how FM voted the client’s proxies;
4)	matches proxies received with holdings as of record date;
5)	generally applies its proxy voting policy consistently and keeps records of votes for each client;
6)	documents the reason(s) for voting for all non-routine items; and
7)	keeps records of such proxy voting available for inspection by the client or governmental agencies.
Process
SSgA FM retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance, to support our proxy voting process. SSgA FM utilizes ISS’s services in three ways: (1) as SSgA FM’s proxy voting agent (providing SSgA FM with vote execution and administration services); (2) applying SSgA FM’s Proxy Voting Guidelines; and (3) provides research and analysis relating to general corporate governance issues and specific proxy items.
On most routine proxy voting items (e.g., retention of auditors), ISS will effect the proxy votes in accordance with the Proxy Voting Guidelines and our standing instructions, which the SSgA FM Corporate Governance Team reviews with ISS on an annual basis or on a case-by-case basis as required. The guidance permits ISS to apply the Proxy Voting Guidelines without consulting us on each proxy and in a manner that is consistent with our investment view. On matters not directly covered by the Proxy Voting Guidelines, and we conclude there is no likelihood of impacting shareholder value, ISS may effect proxy votes in accordance with its own recommendations.
In other cases, the Corporate Governance Team will evaluate the proxy solicitation to determine how to vote consistent with SSgA FM’s investment views and to maximize the value of our client accounts. In general, the Corporate Governance Team will engage in this additional review for:
(i)	proxies that involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); and
(ii)	proxies that are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.
In some instances, the SSgA FM Corporate Governance Team may refer significant issues which are not addressed by our Proxy Voting Guidelines or guidance to ISS to the SSgA FM PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the SSgA FM PRC, the SSgA FM Corporate Governance Team will examine whether there is a material conflict of interest between the interests of our client and those of SSgA FM or its affiliates (as explained in greater detail below under “Conflict of Interest”). If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients (i.e., to maximize the economic value of our clients’ securities).
From time to time, SSgA FM will review a proxy which may present a potential conflict of interest. In general, we do not believe matters that fall within our Proxy Voting Guidelines and are voted consistently with the Proxy Voting Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity; however, where matters do not fall within our Proxy Voting Guidelines or where we believe that voting in accordance with the Proxy Voting Guidelines is unwarranted, we conduct an additional review to determine whether there is a conflict of interest. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a serious concern to warrant an alternative process: (1) clients of SSgA FM or its affiliates which are among the top 100 clients of State Street Corporation or its affiliates based upon revenue; and (2) the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).
In circumstances where either (i) the matter does not fall clearly within the Proxy Voting Guidelines or (ii) SSgA FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Director of SSgA FM’s Corporate Governance Team will determine whether a Material Relationship exists. If so the matter is referred to the SSgA FM PRC. The SSgA FM PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the SSgA FM PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the SSgA Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.

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SSgA FM reviews proxies of non-US issuers consistent with our Principles and Proxy Voting Guidelines; however, SSgA FM also endeavors to show sensitivity to local market practices when voting non-US proxies. This may lead to contrasting votes as corporate governance standards, disclosure requirements and voting mechanics differ from market to market. We will vote issues in the context of our Proxy Voting Guidelines, as well as local market standards, where appropriate.
SSgA FM votes in all markets where it is feasible; however, SSgA FM may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, or where issuer-specific special documentation is required or various market or issuer certifications are required. SSgA FM is unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction or when they charge a meeting specific fee in excess of the typical custody service agreement.
SSgA FM conducts issuer engagement activity to support SSgA FM’s voting principles. SSgA FM believes engagement with portfolio companies is often the most active and productive way shareholders can exercise their ownership rights, with the goal of increasing shareholder value. SSgA FM regularly engages with companies to discuss corporate governance issues and to provide insight about the principles and practices that drive our voting decisions. In our discussions, we highlight the attributes and practices that we believe enhance the quality of corporate governance at companies. Some engagement topics include takeover defenses, merger transactions, proxy contests, board elections, sustainability issues, executive compensation, equity compensation plans and other topical issues of interest to our clients as shareholders. Through our discussions, we seek to strengthen the quality of corporate governance with boards and management, which can also help protect shareholder value.
The SSgA FM Governance Team is dedicated to providing governance research, analysis, issuer engagement and voting services. The SSgA FM Governance Team has no fixed set of priorities that dictate engagement practices. Instead, we view engagement practices as being dependent upon facts and circumstances, while giving consideration to the size of our total position of the issuer and/or the potential negative governance practices, performance profile, and circumstance at hand.
A copy of SSgA FM’s written Proxy Policy and the factors that SSgA FM may consider in determining how to vote a proxy may be obtained by contacting SSgA FM.
Sustainable Growth Advisers, L.P. (“SGA”)
SGA’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients, material conflicts are avoided and fiduciary obligations are fulfilled. The policy and procedures are updated as appropriate to take into account developments in the law, best practices in the industry, and refinements deemed appropriate by SGA. Material conflicts are resolved in the best interest of the clients or in accordance with specific client directives.
Designated individuals are assigned the duties of receiving and reviewing proxies. These individuals ensure that proxies are voted only for those clients that have designated this authority to SGA.
It is the policy of SGA to generally vote with management on routine matters affecting the future of the corporation. Occasionally, however when merger proposals or other corporate restructuring are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk. Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of our clients. An assessment is made to determine the extent to which there may be a material conflict between the adviser’s interests and those of the client. If conflicts arise, SGA will vote in accordance with its pre-determined policies.
There may be occasions (although SGA anticipates they would be rare) where the proxy guidelines or policies of one of the managed accounts may conflict with SGA’s general guidelines or with the guidelines or policies of another managed account. In such a case, it is SGA’s policy to attempt to comply with each of the different client policies so long as, in doing so, SGA continues to comply with ERISA and any other applicable law, regulation and policy. In order to achieve compliance with differing guidelines or policies, it may be necessary to vote the proxies on a proportionate basis (based on number of shares held). If there is to be a departure from a client’s proxy voting policy or guidelines, a Principal of SGA will contact the designated representative at the client to address and resolve the situation as appropriated.
Wellington Management Company, LLP (“Wellington Management”)

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The Funds for which Wellington Management serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policy and Procedures. Wellington Management’s Corporate Governance Committee is responsible for the review and oversight of the firm’s Global Proxy Policy and Procedures. The Corporate Governance Group within Wellington Management’s Investment Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund’s portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.
Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote.
Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
PricewaterhouseCoopers LLP serves as the Trust’s independent registered public accounting firm. The Trust’s financial statements as of June 30, 2011 have been audited by PricewaterhouseCoopers LLP whose address is 41 South High Street, Suite 2500, Columbus, OH, 43215. Such financial statements and accompanying report are set forth in the Trust’s Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

123

RATINGS APPENDIX
RATINGS FOR CORPORATE DEBT SECURITIES

Moody’s Investors Service, Inc.	Standard & Poor’s Ratings Services

Aaa	AAA

Judged to be of the best quality; smallest degree of investment risk.	This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

Aa	AA

Judged to be of high quality by all standards; together with Aaa group, comprise what are generally known as “high grade bonds.”	Also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A	A

Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Strong capacity to pay principal and interest, although securities in this category are somewhat upper medium grade more susceptible to the adverse effects of changes in circumstances and economic conditions.

Baa	BBB

Medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for present but certain protective elements may be lacking or unreliable over time. Lacking in outstanding investment characteristics and have speculative characteristics as well.
Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba	BB

Judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may every moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.
Bonds rated BB are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

B	B

Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.	Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

124

Caa	CCC

Of poor standing, such issues may be in default or there may be present elements of danger with respect to principal or interest.	Bonds rated CCC have a current vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Ca	CC

Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.	Bonds rated CC have a current high vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C	C

The lowest rated class; can be regarded as having extremely poor prospects of ever attaining any real investment standing.	The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI

Reserved for income bonds on which no interest is being paid.

D

In payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

125

RATINGS FOR MUNICIPAL SECURITIES
The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for short term municipal notes:
     SP-1 — Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.
     SP-2 — Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.
The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for short term notes:
     MIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
     MIG-1 — Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.
RATINGS FOR COMMERCIAL PAPER
The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for commercial paper:
     Commercial Paper rated A-1 by Standard & Poor’s Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.
The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for commercial paper:
     The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

126

Part C: OTHER INFORMATION
Item 28. Exhibits
(a)	(1)	Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware. (Incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

	(2)	Amended and Restated Declaration and Agreement of Trust (as amended March 8, 2010). (Incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)
(b)	Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999, April 14, 2000, December 10, 2008 and March 8, 2010). (Incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(c)	[instruments defining right of security holders] (All relevant provisions included in Exhibit (a), as referenced above.)

(d)	Investment Advisory Agreements
(1)(a)	Advisory Agreement, dated January 5, 2007, between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(1)(b)	Amendment, dated March 11, 2008, to Advisory Agreement dated January 5, 2007 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(1)(c)	Amendment, dated August 1, 2008, to the Advisory Agreement dated January 5, 2007 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(c) of Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

(1)(d)	Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(1)(d) of Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

(1)(e)	Amendment, dated August 1, 2008, to the Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(e) of Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

(1)(f)	Revised Schedule A, dated June 8, 2010, to the Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC. (Incorporated herein by reference to Exhibit (d)(1)(f) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(2)	Portfolio Management Agreement, dated September 15, 2006, between the Trust and Institutional Capital LLC related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)(a)	Portfolio Management Contract, dated July 27, 2001, between the Trust and SSgA Funds Management, Inc. related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(3)(a) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(3)(b)	Amendment, dated October 3, 2003, to the Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Value Equity Portfolio, dated July 27, 2001. (Incorporated herein by reference to Exhibit (d)(3)(b) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(4)(a)	Portfolio Management Contract, dated July 27, 2001, between the Trust and SSgA Funds Management, Inc. related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(4)(a) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(4)(b)	Amendment, dated October 3, 2003, to the Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Growth Equity Portfolio, dated July 27, 2001. (Incorporated herein by reference to Exhibit (d)(4)(b) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(5)(a)	Portfolio Management Contract, dated July 27, 1995, between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(5)(a) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(5)(b)	Amendment, dated September 1, 2003, to Portfolio Management Contract between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio, dated July 27, 1995. (Incorporated herein by reference to Exhibit (d)(5)(b) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(5)(c)	Amendment, dated November 1, 2004, to Portfolio Management Contract between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio, dated July 27, 1995. (Incorporated herein by reference to Exhibit (d)(5)(c) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(6)(a)	Portfolio Management Contract, dated December 16, 1999, between the Trust and Frontier Capital Management LLC related to The Small Capitalization Equity Portfolio.

(Incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)

(6)(b)	Amendment, dated September 1, 2003, to the Portfolio Management Contract between the Trust and Frontier Capital Management LLC related to The Small Capitalization Equity Portfolio, dated December 16, 1999. (Incorporated herein by reference to Exhibit (d)(6)(b) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(7)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Capital Guardian Trust Company related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(8)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Artisan Partners Limited Partnership related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(9)	Portfolio Management Agreement, dated November 28, 2006, between BlackRock Financial Management, Inc. and the Trust related to The Fixed Income II Portfolio. (Incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(9)(a)	Amendment dated December 7, 2010, to the Portfolio Management Agreement dated November 28, 2006 between BlackRock Financial Management, Inc. and the Trust related to The Core Fixed Income Portfolio (formerly, The Fixed Income II Portfolio). (Incorporated herein by reference to Exhibit (d)(11)(a) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(9)(b)	Amendment dated August 26, 2011 to the Portfolio Management Agreement dated November 28, 2006, between BlackRock Financial Management, Inc. and the Trust related to The Core Fixed Income Portfolio (formerly, The Fixed Income II Portfolio) is filed herewith.

(10)	Portfolio Management Contract, dated April 30, 2007, between the Trust and Seix Investment Advisors LLC (formerly, Seix Advisors) related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(11)	Portfolio Management Contract, dated July 1, 2008, between the Trust and IronBridge Capital Management LLC related to The Small Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(12)	Portfolio Management Contract, dated February 28, 2006, between the Trust and Breckinridge Capital Advisors, Inc. related to The Short-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(18)(b) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(13)	Portfolio Management Contract, dated May 22, 2006, between the Trust and Sustainable Growth Advisers, L.P. related to The Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(14)	Portfolio Management Contract, dated May 22, 2006, between Causeway Capital Management, LLC related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(15)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Institutional Capital LLC related to The Institutional Value Equity Portfolio. (Incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(16)	Portfolio Management Contract, dated June 30, 2008, between the Trust and SSgA Funds Management, Inc. related to The Institutional Value Equity Portfolio. (Incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(17)	Portfolio Management Contract, dated June 30, 2008, between the Trust and SSgA Funds Management, Inc. related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(18)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(19)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Sustainable Growth Advisers, L.P. related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(20)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Frontier Capital Management Company, LLC related to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(21)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Sterling Johnston Capital Management, L.P. related to The Institutional Small Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(22)	Portfolio Management Contract, dated June 30, 2008, between the Trust and IronBridge Capital Management LP related to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(31) of Post-Effective

Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(23)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Capital Guardian Trust Company related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(24)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Artisan Partners Limited Partnership related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(25)	Portfolio Management Contract, dated August 13, 2008, between the Trust and Causeway Capital Management LLC related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(26)	Portfolio Management Agreement, dated January 7, 2009, between the Trust and Wellington Management Company, LLP related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(27)	Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(28)	Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(29)	Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company Inc. with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(30)	Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company Inc. with respect to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(31)	Portfolio Management Agreement, dated February 11, 2009, between the Trust and Standish Mellon Asset Management Company with respect to The Intermediate Term Municipal Bond Portfolio. (Incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(32)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. with respect to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(32)(a)	Amendment dated September 13, 2011 to the Portfolio Management Agreement dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. related to The Small Capitalization Equity Portfolio is filed herewith.

(33)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and Pzena Investment Management, LLC with respect to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(34)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. with respect to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(34)(a)	Amendment dated September 13, 2011 to the Portfolio Management Agreement dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. related to The Institutional Small Capitalization Equity Portfolio is filed herewith.

(35)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and Pzena Investment Management, LLC with respect to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(36)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(36)(a)	Amendment dated September 13, 2011 to the Portfolio Management Agreement dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. related to The Emerging Markets Portfolio is filed herewith.

(37)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(37)(a)	Amendment dated September 13, 2011 to the Portfolio Management Agreement dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. related to The Institutional International Equity Portfolio is filed herewith.

(38)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and The Boston Company Asset Management LLC related to The Emerging Markets Portfolio.

(Incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(39)	Portfolio Management Agreement, dated December 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on January 13, 2010.)

(39)(a)	Amendment dated September 13, 2011 to the Portfolio Management Agreement dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. related to The International Equity Portfolio is filed herewith.

(40)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Pacific Investment Management Company, LLC related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 56 filed with the Securities and Exchange Commission on October 14, 2010.)

(41)	Portfolio Management Agreement dated February 9, 2011, between the Trust and Pacific Investment Management Company LLC related to The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(46) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(42)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Wellington Management Company, LLP related to the Global Natural Resources Equity Strategy of The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(43)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Wellington Management Company, LLP related to the Commodity Futures Strategy of The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(44)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Breckinridge Capital Advisors, Inc. related to The Intermediate Term Municipal Bond II Portfolio. (Incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(45)	Portfolio Management Agreement, dated November 11, 2011, between the Trust and Mellon Capital Management related to The U.S. Government Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(50) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(46)	Portfolio Management Agreement dated November 11, 2011, between the Trust and Seix Investment Advisors LLC related to The U.S. Corporate Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(51) to Post- Effective

Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(47)	Portfolio Management Agreement dated December 6, 2010, between the Trust and BlackRock Financial Management, Inc. related to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(52) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(47)(a)	Amendment dated August 26, 2011 to the Portfolio Management Agreement dated December 6, 2010 between the Trust and BlackRock Financial Management, Inc. related to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is filed herewith.

(48)	Portfolio Management Agreement dated June 7, 2011 between the Trust and Cupps Capital Management, LLC related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(53) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(49)	Portfolio Management Agreement dated June 7, 2011 between the Trust and Cupps Capital Management, LLC related to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(54) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(50)	Portfolio Management Agreement, dated November 30, 2010, between the Trust and Mellon Capital Management related to The Core Fixed Income Portfolio. (Incorporated herein by reference to Exhibit (d)(55) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(51)	Portfolio Management Agreement, dated December 7, 2010, between the Trust and Seix Investment Advisors LLC related to The Core Fixed Income Portfolio. (Incorporated herein by reference to Exhibit (d)(56) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(52)	Portfolio Management Agreement dated September 23, 2011 between the Trust and Lazard Asset Management, LLC related to The Institutional International Equity Portfolio is filed herewith.

(53)	Portfolio Management Agreement dated September 23, 2011 between the Trust and SSgA Funds Management, Inc. related to The Real Estate Securities Portfolio is filed herewith.

(54)	Portfolio Management Agreement dated September 23, 2011 between the Trust and SSgA Funds Management, Inc., related to The Commodity Returns Strategy Portfolio is filed herewith.
(e)(1)	Distribution Agreement, dated April 1, 2009, between the Trust and Unified Financial Securities, Inc. (Incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(e)(2)	Amendment dated March 1, 2011, to the Distribution Agreement dated April 1, 2009, between the Trust and Unified Financial Securities, Inc. (Incorporated herein by reference to Exhibit (e)(2) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(f)	[bonus, pension and profit-sharing plans] Not Applicable.
(g)	(1)(a)	Custodian Agreement, dated February, 2006 between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(a) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)
(1)(b)	Foreign Custody Manager Delegation Agreement dated July 2, 2001, between Bankers Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

(1)(c)	Revised Schedule D, dated June 8, 2010, to the Custodian Agreement dated February, 2006, between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(1)(c) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)
(h)	Other Material Contracts
(1)(a)	Administration Agreement, dated as of January 1, 2003 between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(1)(b)	Amendment dated January 1, 2005 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(b) of Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(1)(c)	Amendment dated December 14, 2005 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(1)(d)	Amendment dated January 16, 2007 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(2)(a)	Fund Accounting Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(2)(b)	Amendment dated January 1, 2005 to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(b) of Post-Effective

Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(2)(c)	Amendment dated December 14, 2005 to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(2)(d)	Amendment dated January 16, 2007 to Fund Accounting Agreement between B Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(2)(e)	Revised Schedule A, dated June 8, 2010, to the Fund Accounting Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(2)(e) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(3)(a)	Transfer Agency Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(3)(b)	Amendment dated January 1, 2005 to Transfer Agent Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(b) of Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(3)(c)	Amendment dated December 14, 2005 to Transfer Agent Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(3)(d)	Amendment dated January 16, 2007 to Transfer Agency Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)(e)	Revised Schedule A, dated June 8, 2010, to the Transfer Agency Agreement dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc. ) and the Trust. (Incorporated herein by reference to Exhibit (h)(3)(e) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(4)	Reserved

(5)(a)	Compliance Services Agreement between the Trust and Alaric Compliance Services LLC dated January 1, 2009. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(5)(b)	Revised Schedule A, dated June 14, 2011, to the Compliance Services Agreement between the Trust and Alaric Compliance Services LLC dated January 1, 2009. (Incorporated herein by reference to Exhibit (h)(5)(b) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)
(i)	[Opinion of Counsel] Not Applicable

(j)	Consent of Independent Registered Public Accounting Firm filed herewith.

(k)	[Omitted Financial Statements] Not Applicable.

(l)	[Agreements regarding initial capital] Not Applicable.

(m)	Rule 12b-1 plan adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(n)	Plan pursuant to Rule 18f-3 adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(o)	Reserved.
(q)	(1)	Integrity Policy, dated March 1, 2011, adopted by Hirtle Callaghan & Co. LLC. (Incorporated herein by reference to Exhibit (p)(1) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

	(2)	Code of Ethics, dated November 1, 2009, adopted by SSgA Funds Management, Inc. (Incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

	(3)	Code of Ethics, dated May 11, 2011, adopted by Artisan Partners Limited Partnership. (Incorporated herein by reference to Exhibit (p)(3) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

	(4)	Code of Ethics, dated March, 2010, adopted by Frontier Capital Management Company LLC. (Incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

	(5)	Code of Ethics, dated May 1, 2011, adopted by Institutional Capital LLC. (Incorporated herein by reference to Exhibit (p)(5) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(6)	Code of Ethics, dated January 25, 2011, adopted by BlackRock Investment Advisors Companies. (Incorporated herein by reference to Exhibit (p)(6) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(7)	Code of Ethics, dated September 29, 2009 adopted by Sterling Johnston Capital Management, Inc. (Incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(8)	Code of Ethics, dated April 2011, adopted by Seix Investment Advisors LLC. (Incorporated herein by reference to Exhibit (p)(8) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(9)	Code of Ethics, dated December, 2009, adopted by IronBridge Capital Management LLC. (Incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(10)	Code of Ethics, dated December 2010, adopted by Sustainable Growth Advisers, L.P. (Incorporated herein by reference to Exhibit (p)(10) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(11)	Code of Ethics, dated August, 2010, adopted by Causeway Capital Management LLC. (Incorporated herein by reference to Exhibit (p)(11) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(12)	Code of Ethics, dated October 1, 2008, adopted by Wellington Management Company LLP. (Incorporated herein by reference to Exhibit (p)(20) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(13)	Code of Ethics, dated January, 2009 adopted by Breckinridge Capital Advisors, Inc. (Incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(14)	Code of Ethics, dated January 3, 2011, adopted by Jennison Associates LLC. (Incorporated herein by reference to Exhibit (p)(14) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(15)	Code of Ethics, dated January 4, 2010, adopted by Pzena Investment Management, LLC. (Incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(16)	Code of Ethics, dated June, 2011, adopted by Capital Guardian Trust Company. (Incorporated herein by reference to Exhibit (p)(17) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(17)	Code of Ethics, dated May 1, 2009, adopted by Pacific Investment Management Company LLC. (Incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(18)	Code of Ethics, dated March, 2011, adopted by AllianceBernstein L.P. (Incorporated herein by reference to Exhibit (p)(19) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(19)	The Personal Securities Trading Policy, dated November 2007, adopted by The Boston Company Asset Management LLC. (Incorporated herein by reference to Exhibit (p)(23) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(20)	The Code of Conduct, dated November 2009, adopted by The Boston Company Asset Management LLC. (Incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(21)	Code of Ethics, dated June 1, 2011, adopted by Cupps Capital Management, LLC. (Incorporated herein by reference to Exhibit (p)(22) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(22)	Code of Ethics, dated January 2011, adopted by Lazard Asset Management, LLC is filed herewith.
Item 29. Persons Controlled by or Under Common Control with the Fund
HC Commodity Related Securities Fund, Ltd. HC Commodity Related Securities Fund II, Ltd.
Item 30. Indemnification
Reference is made to Article VII of the Trust’s Amended and Restated and Declaration of Trust and to Article VI of the Trust’s By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the “Act”), as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of the Investment Adviser

Information relating to the business and other connections of each of the Specialist Managers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Specialist Manager’s Schedules A and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

Investment Manager	SEC File No. 801-
Artisan Partner Limited Partnership	48435
Frontier Capital Management Co.	15724
Jennison Associates LLC	5608
Institutional Capital LLC	40779
BlackRock Financial Management, Inc.	48433
SSgA Funds Management, Inc.	60103
Capital Guardian Trust Company	60145
Seix Investment Advisors LLC	68743
Mellon Capital Management Corporation	54328
IronBridge Capital Management, LP	57534
Breckinridge Capital Advisors, Inc.	53833
Causeway Capital Management LLC	60343
Sustainable Growth Advisors, L.P.	62151
Wellington Management Company LLP	15908
AllianceBernstein LP	56720
Pacific Investment Management Company Inc.	48187
Standish Mellon Asset Management Company	60527
Pzena Investment Management, LLC	50838
The Boston Company Asset Management LLC	6829
Cupps Capital Management, LLC	60017
Lazard Asset Management, LLC	61701
HC Capital Solutions, (formerly Hirtle, Callaghan & Co., LLC) (“HC Capital”) has entered into an Investment Advisory Agreement with the Trust under which HC Capital has investment discretion with regard to the assets of the Trust. Information regarding the business and other connections of HC Capital’s officers and directors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedules A and D of HC Capital’s Form ADV, File No. 801-32688, which has been filed with the Securities and Exchange Commission.

Item 32. Principal Underwriters.
(a)	Unified Financial Securities, Inc. Registrant’s underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1)      API Funds
2)      Appleton Funds
3)      Dividend Growth Trust
4)      Dreman Contrarian Funds
5)      Huntington Funds
6)      James Advantage Funds
7)      Penn Street Fund
8)      RiverNorth Funds
9)      HC Capital Trust
10)    Unified Series Trust
11)    Valued Advisers Trust
(b)	The following officers of Unified Financial Securities, Inc., the Registrant’s underwriter, hold the following positions with the Registrant. Their business address is 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208.

Name	Position with Underwriter	Position with Registrant
Melissa Gallagher	President and Treasurer	None
John C. Swhear Edward J. Kane	Vice President, Chief Compliance Officer and AML Officer Vice President	None None
A. Dawn Story	Vice President	None
Anna Maria Spurgin	Assistant Vice President	None
Varanont Oat Ruchira	Assistant Vice President	None
Richard A. Cheap	Secretary	None
Larry D. Case	Assistant Secretary	None
Item 33. Location of Accounts and Records.
(a)	State Street Bank and Trust Company, State Street Financial Center, One Lincoln St., Boston, Massachusetts 02111 (records relating to its function custodian.)

(b)	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

(c)	Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:

Investment Manager	Location of Accounts and Records
The Value Equity Portfolio
SSgA Funds Management, Inc.	State Street Financial Center

Investment Manager	Location of Accounts and Records
One Lincoln St.
Boston, MA 02111

Institutional Capital LLC	225 West Wacker
Chicago, IL 60606

AllianceBernstein L.P.	1345 Avenue of the Americas
NY, NY 10105
The Institutional Value Equity Portfolio
SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Institutional Capital LLC	225 West Wacker
Chicago, IL 60606

AllianceBernstein L.P.	1345 Avenue of the Americas
NY, NY 10105

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

The Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

The Institutional Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

The Small Capitalization Equity Portfolio
Frontier Capital Management Company	99 Summer Street Boston, MA 02110

Investment Manager	Location of Accounts and Records
IronBridge Capital Management LLC	One Parkview Plaza, Suite 600,
Oakbrook Terrace, IL 60181

Pzena Investment Management LLC	120 West 45th Street,
20th Floor
NY, NY 10036

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Cupps Capital Management, LLC	300 North LaSalle Boulevard Suite 5425
Chicago, Illinois 60654

The Institutional Small Capitalization Equity Portfolio
Frontier Capital Management Company	99 Summer Street Boston, MA 02110

IronBridge Capital Management LLC	One Parkview Plaza, Suite 600,
Oakbrook Terrace, IL 60181

Pzena Investment Management LLC	120 West 45th Street,
20th Floor
NY, NY 10036

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Cupps Capital Management, LLC	300 North LaSalle Boulevard Suite 5425
Chicago, Illinois 60654

The Real Estate Securities Portfolio
Wellington Management Company LLP	280 Congress Street
Boston, MA 02110

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Commodity Returns Strategy Portfolio
Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

Wellington Management Company LLP	280 Congress Street
Boston, MA 02110

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Investment Manager	Location of Accounts and Records
The International Equity Portfolio
Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Causeway Capital Management LLC	11111 Santa Monica Blvd.,
Suite 1550
Los Angeles, CA 90025

Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

1000 North Water Street
Milwaukee, WI 53202

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Institutional International Equity Portfolio
Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

1000 North Water Street
Milwaukee, WI 53202

Causeway Capital Management LLC	11111 Santa Monica Blvd.,
Suite 1550
Los Angeles, CA 90025

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Lazard Asset Management, LLC	30 Rockefeller Plaza
New York, NY 10112

The Emerging Markets Portfolio
SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Boston Company Asset Management LLC	One Boston Place
Boston, MA 02108

The Core Fixed Income Portfolio
BlackRock Financial Management, Inc.	100 Bellevue Parkway
Wilmington, DE 19809

Investment Manager	Location of Accounts and Records
Mellon Capital Management Corporation	One Boston Place, 29th Floor
Boston, MA 02108

Seix Investment Advisors LLC	10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458

The Fixed Income Opportunity Portfolio
Seix Investment Advisors LLC	10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

U.S. Government Fixed Income Securities Portfolio
Mellon Capital Management Corporation	One Boston Place, 29th Floor
Boston, MA 02108

The U.S. Corporate Fixed Income Securities Portfolio
Seix Investment Advisors LLC	10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458

The U.S. Mortgage/Asset Backed Fixed
Income Securities Portfolio
BlackRock Financial Management, Inc.	100 Bellevue Parkway
Wilmington, DE 19809

The Intermediate-Term Municipal Bond Portfolio
Standish Mellon Asset Management Company	BNY Mellon Center
201 Washington St.
Suite 2900
Boston, MA 02108

The Short-Term Municipal Bond Portfolio
Breckinridge Capital Advisors, Inc.	200 High Street
Boston, Massachusetts 02110

The Intermediate Term Municipal Bond II Portfolio
Breckinridge Capital Advisors, Inc.	200 High Street
Boston, Massachusetts 02110
Item 34. Management Services.
None.
Item 35. Undertakings
     Not Applicable.

POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of HC Capital Trust, a Delaware statutory trust (the “Trust”), does hereby constitute and appoint Donald E. Callaghan, Robert J. Zion and Colette Bull, and each of them, his true and lawful attorney and agent to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933, as amended (“Securities Act”), the Investment Company Act of 1940, as amended (“1940 Act”) and any rules, regulations and requirements of the Securities and Exchange Commission (“SEC”), in connection with the registration under the Securities Act of the shares of beneficial interest of the Trust (the “Securities”) and in connection with the registration of the Trust under the 1940 Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for on behalf of the Trust and the undersigned, the name of the undersigned as Trustee or an officer, as appropriate, of the Trust to a Registration Statement or to any amendment thereto filed with the SEC with respect to the Securities or with respect to the Trust and to any instrument or document filed as part of, as an exhibit to or in connection with any Registration Statement or amendment. This power of attorney supersedes and replaces the previous power of attorney executed by the undersigned as a Trustee of the Trust on or about September 11, 2008.
IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of June 8, 2010.

/s/ Harvey G. Magarick Harvey G. Magarick, Trustee	/s/ R. Richard Williams R. Richard Williams, Trustee

/s/ Jarrett Burt Kling	/s/ Richard W. Wortham

Jarrett Burt Kling, Trustee	Richard W. Wortham III, Trustee

/s/ Robert J. Zion	/s/ Donald E. Callaghan

Robert J. Zion, Trustee	Donald E. Callaghan, Trustee

HC CAPITAL TRUST
POWER OF ATTORNEY
     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint ROBERT J. ZION and COLETTE BULL, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 8th day of June, 2010.
/s/ Donald E. Callaghan
Donald E. Callaghan

HC CAPITAL TRUST
POWER OF ATTORNEY
     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint DONALD E. CALLAGHAN and COLETTE BULL, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 8th day of June, 2010.
/s/ Robert J. Zion
Robert J. Zion

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 58 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused of this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken and State of Pennsylvania on the 28th day of October, 2011.

HC Capital Trust

*
Donald E. Callaghan
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	Trustee, Treasurer and Vice-President	October 28, 2011
Robert J. Zion	(Principal Financial Officer)

*	Trustee	October 28, 2011
Donald E. Callaghan

*	Trustee	October 28, 2011
Jarrett Burt Kling

*	Trustee	October 28, 2011
Harvey Magarick

*	Trustee	October 28, 2011
R. Richard Williams

*	Trustee	October 28, 2011
Richard W. Wortham, III

*By:	/s/ Colette Bull Colette Bull
As Attorney-in-fact
October 28, 2011

Exhibit List
Item 28:

(d)(9)(b)	Amendment dated August 26, 2011 to the Portfolio Management Agreement dated November 28, 2006, between BlackRock Financial Management, Inc. and the Trust related to The Core Fixed Income Portfolio (formerly, The Fixed Income II Portfolio).

(d)(32)(a)	Amendment dated September 13, 2011 to the Portfolio Management Agreement dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. related to The Small Capitalization Equity Portfolio.

(d)(34)(a)	Amendment dated September 13, 2011 to the Portfolio Management Agreement dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. related to The Institutional Small Capitalization Equity Portfolio.

(d)(36)(a)	Amendment dated September 13, 2011 to the Portfolio Management Agreement dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. related to The Emerging Markets Portfolio.

(d)(37)(a)	Amendment dated September 13, 2011 to the Portfolio Management Agreement dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. related to The Institutional International Equity Portfolio.

(d)(39)(a)	Amendment dated September 13, 2011 to the Portfolio Management Agreement dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. related to The International Equity Portfolio.

(d)(47)(a)	Amendment dated August 26, 2011 to the Portfolio Management Agreement dated December 6, 2010 between the Trust and BlackRock Financial Management, Inc. related to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio.

(d)(52)	Portfolio Management Agreement dated September 23, 2011 between the Trust and Lazard Asset Management, LLC related to The Institutional International Equity Portfolio.

(d)(53)	Portfolio Management Agreement dated September 23, 2011 between the Trust and SSgA Funds Management, Inc. related to The Real Estate Securities Portfolio.

(d)(54)	Portfolio Management Agreement dated September 23, 2011 between the Trust and SSgA Funds Management, Inc., related to The Commodity Returns Strategy Portfolio.

(j)	Consent of Independent Registered Public Accounting Firm.

(p)(22)	Code of Ethics, dated January 2011, adopted by Lazard Asset Management, LLC.